UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22619
Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2016 – October 31, 2017
Item 1: Reports to Shareholders

Annual Report | October 31, 2017

Vanguard Total International Bond Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	6
Performance Summary.	8
Financial Statements.	11
About Your Fund’s Expenses.	131
Glossary.	133

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Vanguard Total International Bond Index Fund returned a little more than 1% for the 12 months ended October 31, 2017. That performance was in line with the 1.43% return of its benchmark index after taking expenses into account, but behind the 3.50% average return of its peers.

• Inflation readings didn’t move much and monetary policy remained largely accommodative even as some central banks turned a little more hawkish. That modest shift in stance and more synchronized growth reduced investor interest in bonds.

• Among the largest constituents of the index, a number of European countries outperformed, including Italy, Spain, the United Kingdom, and France. Canada, Australia, and South Korea lagged, as did the fund’s largest holding, Japan.

• Bonds with maturities of ten years or less generally returned more than those with longer maturities. By credit quality, lower-rated investment-grade bonds did best overall.

Total Returns: Fiscal Year Ended October 31, 2017
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Total International Bond Index Fund
Investor Shares	0.77%	1.70%	-0.54%	1.16%
ETF Shares	0.78
Market Price				1.07
Net Asset Value				1.15
Admiral™ Shares	0.78	1.75	-0.59	1.16
Institutional Shares	0.80	1.79	-0.57	1.22
Bloomberg Barclays Global Aggregate ex-USD Float
Adjusted RIC Capped Index (USD Hedged)				1.43
International Income Funds Average				3.50

International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF®
Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers.
The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964;
7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total Returns: Inception Through October 31, 2017
Average
Annual Return
Total International Bond Index Fund Investor Shares (Returns since inception: 5/31/2013)	3.65%
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)	3.96
International Income Funds Average	1.20
International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Total International Bond Index Fund	0.15%	0.12%	0.12%	0.07%	1.01%

The fund expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2017, the fund’s expense ratios were 0.13% for Investor Shares, 0.11% for ETF Shares, 0.11% for
Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson
Reuters Company, and captures information through year-end 2016.

Peer group: International Income Funds.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

When I find outstanding products or services, I’m likely to be loyal to them. And my loyalty usually gets rewarded as I experience consistently high quality––whether it’s from a favorite restaurant or a favorite author. What’s past, in most cases, is prologue.

As tempting as it is to apply this rationale to investing—for example, if technology stocks have done well this year, they’re bound to do well the next—it’s not all that helpful and can actually be counterproductive. You’ve heard it many times: Past performance cannot be used to predict future returns.

Taking a new approach

The caution about past performance is so familiar that investors are apt to treat it as mere background noise. That’s why past-performance bias merited a fresh look from Vanguard’s Investment Strategy Group, which tackled the issue last year in a research paper. (I encourage you to read the full paper, Reframing Investor Choices: Right Mindset, Wrong Market, at vanguard.com/research.)

Our strategists were hardly the first to delve into the topic, but they approached it in a new way. They started with the premise that it’s perfectly understandable for investors to lean heavily on past performance, because that works well in many areas of life. After all, as the paper describes, in lots of other industries and realms, performance from one time period to another is extremely consistent. The researchers looked at everything from cars to fine restaurants to heart surgeons, and in all these examples, past performance was a good predictor of later outcomes.

It’s different with investing

In a nutshell, our brains typically are rewarded and our satisfaction is boosted when we use past performance as a guide for navigating decisions, big and small. But when applied to investing, this method breaks down.

Why? Among other reasons, top-performing asset classes one year tend not to repeat as leaders the next. Strong past performance leads to higher valuations, making an investment, all else being equal, less attractive in the future. The data are quite overwhelming in this regard.

By allowing past performance to inform their decisions, individual and institutional investors inadvertently end up as momentum investors, putting them on a treadmill of buying high and selling low.

A path to better decision-making

Of course, many investors are already aware of the pitfalls of projecting past performance into the future. The real question is, what can we all do about it? What does it take to go from having a general awareness to actually changing our behavior?

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	23.67%	10.58%	15.18%
Russell 2000 Index (Small-caps)	27.85	10.12	14.49
Russell 3000 Index (Broad U.S. market)	23.98	10.53	15.12
FTSE All-World ex US Index (International)	23.48	6.12	7.67

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.90%	2.40%	2.04%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	2.19	3.04	3.00
Citigroup Three-Month U.S. Treasury Bill Index	0.71	0.31	0.20

CPI
Consumer Price Index	2.04%	1.28%	1.29%

Acknowledging that such change isn’t easy, our strategists offered a few ideas for reframing how investors approach their decisions. These recommendations were targeted at advisors working with clients, but they apply equally to individuals and institutions:

• Educate yourself. The more investors understand why a method that works so well in other areas of life—relying on past performance to drive decisions—doesn’t carry over to investing, the better off they’ll be.

• Be disciplined. The bias toward past performance is ingrained in everybody, professionals included, and shifting away from it can be difficult. But the long-term benefits make the effort worthwhile.

• Focus on what you can control. It’s always most constructive for investors to concentrate on what’s actually within their control, such as setting goals, following long-term portfolio construction principles, selecting low-cost investments, and rebalancing periodically.

Here’s to keeping the past in the rearview mirror. And, as always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 14, 2017

Total International Bond Index Fund

Fund Profile
As of October 31, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VTIBX	BNDX	VTABX	VTIFX
Expense Ratio[1]	0.15%	0.12%	0.12%	0.07%
30-Day SEC Yield	0.77%	0.78%	0.78%	0.80%

Financial Attributes

		Bloomberg
		Barclays GA
		ex-USD
		Float Adj
		RIC Capped
		Idx
		(USD
	Fund	Hedged)
Number of Bonds	4,590	8,945
Yield to Maturity
(before expenses)	0.8%	0.8%
Average Coupon	2.1%	2.5%
Average Duration	7.8 years	7.7 years
Average Effective
Maturity	9.2 years	9.3 years
Short-Term Reserves	1.4%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.1%
Finance	5.3
Foreign	81.8
Industrial	6.0
Utilities	1.1
Other	5.7

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Volatility Measures
Bloomberg
Barclays GA
ex-USD
Float Adj
RIC Capped Idx
(USD Hedged)
R-Squared	0.99
Beta	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Credit Quality (% of portfolio)
Aaa	23.0%
Aa	27.0
A	29.7
Baa	20.3

Credit-quality ratings are obtained from Barclays and are from
Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not
Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the
Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.7%
1 - 3 Years	21.2
3 - 5 Years	20.2
5 - 10 Years	30.5
10 - 20 Years	16.2
20 - 30 Years	8.7
Over 30 Years	2.5

1 The expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2017, the expense ratios were 0.13% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral
Shares, and 0.07% for Institutional Shares.

Total International Bond Index Fund

Investment Focus

Allocation by Region (% of portfolio)

Market Diversification (% of portfolio)
Fund
Europe
France	11.8%
Germany	10.8
Italy	8.3
United Kingdom	7.8
Spain	5.5
Netherlands	3.0
Belgium	2.3
Austria	1.5
Switzerland	1.4
Sweden	1.3
Other	3.1
Subtotal	56.8%
Pacific
Japan	21.2%
Australia	2.8
South Korea	2.4
Other	0.7
Subtotal	27.1%
Emerging Markets	3.5%
North America
Canada	5.5%
United States	2.9
Subtotal	8.4%
Middle East	0.3%
Other	3.9%

Total International Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 31, 2013, Through October 31, 2017
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2017
		Since	Final Value
	One	Inception	of a $10,000
	Year	(5/31/2013)	Investment
Total International Bond Index Fund
Investor Shares	1.16%	3.65%	$11,715
Bloomberg Barclays Global Aggregate
ex-USD Float Adjusted RIC Capped
Index (USD Hedged)	1.43	3.96	11,872
International Income Funds Average	3.50	1.20	10,540

International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(5/31/2013)	Investment
Total International Bond Index Fund
ETF Shares Net Asset Value	1.15%	3.67%	$11,728
Total International Bond Index Fund
ETF Shares Market Price	1.07%	3.73%	11,757
Bloomberg Barclays Global Aggregate
ex-USD Float Adjusted RIC Capped Index
(USD Hedged)	1.43	3.96	11,872

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

Total International Bond Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2017
		Since	Final Value
	One	Inception	of a $10,000
	Year	(5/31/2013)	Investment
Total International Bond Index Fund Admiral
Shares	1.16%	3.67%	$11,729
Bloomberg Barclays Global Aggregate
ex-USD Float Adjusted RIC Capped Index
(USD Hedged)	1.43	3.96	11,872

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(5/31/2013)	Investment
Total International Bond Index Fund
Institutional Shares	1.22%	3.74%	$5,881,059
Bloomberg Barclays Global Aggregate
ex-USD Float Adjusted RIC Capped Index
(USD Hedged)	1.43	3.96	5,935,906

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: May 31, 2013, Through October 31, 2017

		Since
	One	Inception
	Year	(5/31/2013)
Total International Bond Index Fund ETF Shares
Market Price	1.07%	17.57%
Total International Bond Index Fund ETF Shares Net
Asset Value	1.15	17.28
Bloomberg Barclays Global Aggregate ex-USD Float
Adjusted RIC Capped Index (USD Hedged)	1.43	18.72

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Total International Bond Index Fund

Fiscal-Year Total Returns (%): May 31, 2013, Through October 31, 2017
				Bloomberg
				Barclays GA
				ex-USD
				Float Adj
				RIC Capped Idx
			Investor Shares	(USD Hedged)
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2013	0.60%	-0.10%	0.50%	0.62%
2014	1.52	4.60	6.12	6.46
2015	1.51	1.53	3.04	3.38
2016	1.52	3.86	5.38	5.70
2017	1.70	-0.54	1.16	1.43

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	5/31/2013	-0.81%	1.56%	1.99%	3.55%
ETF Shares	5/31/2013
Market Price		-0.94			3.64
Net Asset Value		-0.82			3.57
Admiral Shares	5/31/2013	-0.82	1.59	1.98	3.57
Institutional Shares	5/31/2013	-0.78	1.65	1.98	3.63

Total International Bond Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Australia (2.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Australia & New Zealand Banking Group
Ltd.	0.450%	11/22/23	EUR	1,000	1,172
Australia & New Zealand Banking Group
Ltd.	1.125%	5/13/20	EUR	7,000	8,426
Australia & New Zealand Banking Group
Ltd.	2.500%	1/16/24	EUR	5,000	6,586
Australia & New Zealand Banking Group
Ltd.	5.000%	8/16/23	AUD	2,000	1,694
Commonwealth Bank of Australia	0.750%	11/4/21	EUR	4,000	4,798
Commonwealth Bank of Australia	1.375%	1/22/19	EUR	25,000	29,742
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	11,000	14,485
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	1,700	2,483
National Australia Bank Ltd.	0.875%	11/16/22	EUR	5,000	6,032
National Australia Bank Ltd.	0.875%	2/19/27	EUR	10,000	11,695
National Australia Bank Ltd.	1.375%	5/28/21	EUR	700	857
National Australia Bank Ltd.	1.875%	1/13/23	EUR	5,000	6,327
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,357
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	732
National Australia Bank Ltd.	5.000%	3/11/24	AUD	4,000	3,388
Westpac Banking Corp.	0.625%	1/14/22	EUR	10,000	11,932
Westpac Banking Corp.	1.375%	4/17/20	EUR	2,000	2,420
Westpac Banking Corp.	1.500%	3/24/21	EUR	7,000	8,587
Westpac Banking Corp.	2.125%	7/9/19	EUR	2,500	3,032
Westpac Banking Corp.	5.250%	11/21/23	AUD	2,000	1,720
					128,465
Corporate Bonds (0.4%)
AGL Energy Ltd.	5.000%	11/5/21	AUD	1,500	1,215
APT Pipelines Ltd.	1.375%	3/22/22	EUR	300	363
APT Pipelines Ltd.	2.000%	3/22/27	EUR	8,400	10,208
APT Pipelines Ltd.	4.250%	11/26/24	GBP	1,000	1,479
Asciano Finance Ltd.	5.000%	9/19/23	GBP	500	744
Asciano Finance Ltd.	5.250%	5/19/25	AUD	5,000	4,014
Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	3,000	3,717
AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,600	3,148
AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	4,000	5,328

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Australia & New Zealand Banking Group
Ltd.	3.750%	7/25/19	AUD	4,000	3,136
Australia & New Zealand Banking Group
Ltd.	5.125%	9/10/19	EUR	5,000	6,372
Australia Pacific Airports Melbourne Pty
Ltd.	1.750%	10/15/24	EUR	14,000	17,281
BHP Billiton Finance Ltd.	3.000%	3/30/20	AUD	5,140	3,968
BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	500	698
BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	12,700	17,938
BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	3,100	5,059
1 BHP Billiton Finance Ltd.	5.625%	10/22/79	EUR	100	144
1 BHP Billiton Finance Ltd.	6.500%	10/22/77	GBP	1,200	1,866
Commonwealth Bank of Australia	0.375%	4/11/24	EUR	10,000	11,617
Commonwealth Bank of Australia	0.407%	5/2/19	JPY	500,000	4,415
Commonwealth Bank of Australia	1.625%	2/4/19	EUR	2,000	2,385
1 Commonwealth Bank of Australia	2.000%	4/22/27	EUR	10,100	12,139
Commonwealth Bank of Australia	2.250%	12/7/18	GBP	2,360	3,181
Commonwealth Bank of Australia	3.250%	1/17/22	AUD	500	388
Commonwealth Bank of Australia	3.750%	10/18/19	AUD	10,000	7,859
Commonwealth Bank of Australia	4.250%	1/25/18	AUD	1,000	770
Commonwealth Bank of Australia	4.375%	2/25/20	EUR	3,500	4,501
Commonwealth Bank of Australia	5.150%	4/9/20	CAD	6,989	5,770
Macquarie Bank Ltd.	1.125%	1/20/22	EUR	500	601
Macquarie Bank Ltd.	3.250%	3/3/20	AUD	1,000	777
Macquarie Bank Ltd.	3.500%	12/18/20	GBP	1,000	1,413
Macquarie Bank Ltd.	6.000%	9/21/20	EUR	1,500	2,018
National Australia Bank Ltd.	0.350%	9/7/22	EUR	10,000	11,694
National Australia Bank Ltd.	0.875%	1/20/22	EUR	18,000	21,571
National Australia Bank Ltd.	1.000%	4/17/20	CHF	1,000	1,035
National Australia Bank Ltd.	1.125%	11/10/21	GBP	600	795
National Australia Bank Ltd.	1.875%	2/20/20	GBP	3,500	4,729
National Australia Bank Ltd.	2.000%	11/12/20	EUR	6,000	7,419
1 National Australia Bank Ltd.	2.000%	11/12/24	EUR	2,000	2,396
National Australia Bank Ltd.	4.000%	5/23/18	AUD	5,000	3,870
National Australia Bank Ltd.	4.000%	7/13/20	EUR	5,850	7,568
National Australia Bank Ltd.	4.625%	2/10/20	EUR	1,000	1,284
National Australia Bank Ltd.	5.125%	12/9/21	GBP	4,000	6,101
National Capital Trust I	5.620%	9/29/49	GBP	1,801	2,491
Origin Energy Finance Ltd.	2.500%	10/23/20	EUR	310	387
Origin Energy Finance Ltd.	2.875%	10/11/19	EUR	2,200	2,706
Perth Airport Pty Ltd.	5.500%	3/25/21	AUD	6,500	5,323
Qantas Airways Ltd.	7.500%	6/11/21	AUD	8,500	7,392
Qantas Airways Ltd.	7.750%	5/19/22	AUD	1,230	1,105
QPH Finance Co. Pty Ltd.	5.750%	7/29/20	AUD	780	640
Rio Tinto Finance plc	2.000%	5/11/20	EUR	5,000	6,126
Rio Tinto Finance plc	2.875%	12/11/24	EUR	300	406
Rio Tinto Finance plc	4.000%	12/11/29	GBP	5,200	7,998
Scentre Group Trust 1	2.250%	7/16/24	EUR	3,598	4,575
Scentre Group Trust 1	4.500%	9/8/21	AUD	1,600	1,276
Scentre Group Trust 1 / Scentre Group
Trust 2	2.375%	4/8/22	GBP	3,000	4,114
Scentre Group Trust 2	3.250%	9/11/23	EUR	6,273	8,396
Scentre Management Ltd.	1.500%	7/16/20	EUR	5,000	6,041
Telstra Corp. Ltd.	1.125%	4/14/26	EUR	10,800	12,755

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	10,000	12,979
Telstra Corp. Ltd.	3.750%	5/16/22	EUR	100	135
Telstra Corp. Ltd.	4.000%	9/16/22	AUD	1,000	800
Telstra Corp. Ltd.	4.500%	11/13/18	AUD	6,000	4,696
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	3,000	3,730
Vicinity Centres	3.375%	4/7/26	GBP	1,259	1,782
Wesfarmers Ltd.	1.250%	10/7/21	EUR	500	610
Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	3,900
Wesfarmers Ltd.	3.660%	11/18/20	AUD	1,400	1,097
Wesfarmers Ltd.	4.750%	3/12/20	AUD	10,000	8,017
Westpac Banking Corp.	0.875%	2/16/21	EUR	15,000	17,968
Westpac Banking Corp.	3.250%	1/22/20	AUD	10,000	7,795
Westpac Banking Corp.	4.125%	6/4/26	AUD	1,000	793
Westpac Banking Corp.	5.000%	10/21/19	GBP	500	715
Woolworths Ltd.	6.000%	3/21/19	AUD	2,900	2,324
					352,046
Sovereign Bonds (2.2%)
Australian Capital Territory	4.000%	5/22/24	AUD	5,000	4,124
Commonwealth Bank of Australia	1.125%	12/22/21	GBP	1,800	2,380
Commonwealth of Australia	1.750%	11/21/20	AUD	75,000	57,000
Commonwealth of Australia	2.000%	12/21/21	AUD	45,000	34,251
Commonwealth of Australia	2.250%	5/21/28	AUD	32,000	23,458
Commonwealth of Australia	2.750%	10/21/19	AUD	122,000	95,009
Commonwealth of Australia	2.750%	4/21/24	AUD	98,800	77,122
Commonwealth of Australia	2.750%	11/21/27	AUD	10,000	7,698
Commonwealth of Australia	2.750%	11/21/28	AUD	88,000	67,333
Commonwealth of Australia	2.750%	6/21/35	AUD	28,365	20,680
Commonwealth of Australia	3.000%	3/21/47	AUD	35,000	24,539
Commonwealth of Australia	3.250%	4/21/25	AUD	232,790	187,169
Commonwealth of Australia	3.250%	4/21/29	AUD	110,000	88,106
Commonwealth of Australia	3.250%	6/21/39	AUD	70,000	53,432
Commonwealth of Australia	3.750%	4/21/37	AUD	41,000	34,123
Commonwealth of Australia	4.250%	4/21/26	AUD	220,500	189,961
Commonwealth of Australia	4.500%	4/15/20	AUD	119,350	96,996
Commonwealth of Australia	4.500%	4/21/33	AUD	42,000	38,264
Commonwealth of Australia	4.750%	4/21/27	AUD	119,351	107,443
Commonwealth of Australia	5.250%	3/15/19	AUD	48,940	39,215
Commonwealth of Australia	5.500%	4/21/23	AUD	100,600	89,593
Commonwealth of Australia	5.750%	5/15/21	AUD	62,540	53,891
Commonwealth of Australia	5.750%	7/15/22	AUD	102,322	90,667
New South Wales Treasury Corp.	3.000%	3/20/28	AUD	40,000	30,389
New South Wales Treasury Corp.	3.500%	3/20/19	AUD	20,000	15,653
New South Wales Treasury Corp.	4.000%	4/8/21	AUD	10,000	8,117
New South Wales Treasury Corp.	4.000%	4/20/23	AUD	8,000	6,608
New South Wales Treasury Corp.	4.000%	5/20/26	AUD	5,000	4,167
New South Wales Treasury Corp.	5.000%	8/20/24	AUD	17,000	14,907
New South Wales Treasury Corp.	6.000%	5/1/20	AUD	5,000	4,197
New South Wales Treasury Corp.	6.000%	3/1/22	AUD	34,000	29,987
New South Wales Treasury Corp.	6.000%	5/1/30	AUD	3,000	2,970
Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	500	378
2 Queensland Treasury Corp.	2.750%	8/20/27	AUD	18,000	13,310
2 Queensland Treasury Corp.	3.250%	7/21/26	AUD	18,500	14,409
2 Queensland Treasury Corp.	3.250%	7/21/28	AUD	38,000	29,101
2 Queensland Treasury Corp.	4.250%	7/21/23	AUD	43,000	35,843

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
2 Queensland Treasury Corp.	4.750%	7/21/25	AUD	42,000	36,314
Queensland Treasury Corp.	5.500%	6/21/21	AUD	42,000	35,799
Queensland Treasury Corp.	5.750%	7/22/24	AUD	10,000	9,077
Queensland Treasury Corp.	6.000%	7/21/22	AUD	25,000	22,192
Queensland Treasury Corp.	6.250%	2/21/20	AUD	45,000	37,708
Queensland Treasury Corp.	6.500%	3/14/33	AUD	3,000	3,117
SGSP Australia Assets Pty Ltd.	2.000%	6/30/22	EUR	3,700	4,627
SGSP Australia Assets Pty Ltd.	5.125%	2/11/21	GBP	1,000	1,478
SGSP Australia Assets Pty Ltd.	5.500%	3/12/21	AUD	4,000	3,296
South Australian Government Financing
Authority	1.500%	9/22/22	AUD	20,000	14,602
South Australian Government Financing
Authority	2.750%	4/16/25	AUD	11,000	8,325
South Australian Government Financing
Authority	4.250%	11/20/23	AUD	5,000	4,161
South Australian Government Financing
Authority	4.750%	8/6/19	AUD	7,500	6,023
South Australian Government Financing
Authority	5.000%	5/20/21	AUD	10,000	8,379
Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	9,000	6,987
Treasury Corp. of Victoria	3.000%	10/20/28	AUD	18,000	13,602
Treasury Corp. of Victoria	4.250%	12/20/32	AUD	10,000	8,360
Treasury Corp. of Victoria	5.500%	11/15/18	AUD	25,000	19,851
Treasury Corp. of Victoria	5.500%	12/17/24	AUD	10,000	9,063
Treasury Corp. of Victoria	5.500%	11/17/26	AUD	15,000	13,876
Treasury Corp. of Victoria	6.000%	6/15/20	AUD	10,000	8,422
Treasury Corp. of Victoria	6.000%	10/17/22	AUD	22,000	19,679
Western Australian Treasury Corp.	2.500%	7/22/20	AUD	59,000	45,569
Western Australian Treasury Corp.	2.500%	7/23/24	AUD	10,000	7,451
Western Australian Treasury Corp.	2.750%	10/20/22	AUD	45,000	34,755
Western Australian Treasury Corp.	5.000%	7/23/25	AUD	12,000	10,487
Western Australian Treasury Corp.	7.000%	10/15/19	AUD	15,000	12,576
Westpac Banking Corp.	0.750%	7/22/21	EUR	10,000	11,984
					2,110,250
Total Australia (Cost $2,603,089)					2,590,761
Austria (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
BAWAG PSK Bank fuer Arbeit und
Wirtschaft und Oesterreichische
Postsparkasse AG	1.875%	9/18/19	EUR	500	606
Erste Group Bank AG	0.750%	2/5/25	EUR	2,500	2,984
Erste Group Bank AG	3.500%	2/8/22	EUR	600	804
Erste Group Bank AG	4.000%	1/20/21	EUR	2,000	2,642
Hypo Tirol Bank AG	0.500%	2/11/21	EUR	1,000	1,181
Hypoe NOE Landesbank fuer
Niederoesterreich und Wien AG	3.000%	5/9/22	EUR	2,000	2,629
Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	400
Raiffeisenlandesbank Niederoesterreich-
Wien AG	0.625%	3/3/25	EUR	300	353
Raiffeisenlandesbank Niederoesterreich-
Wien AG	1.750%	10/2/20	EUR	1,700	2,091
UniCredit Bank Austria AG	0.750%	2/25/25	EUR	500	593
UniCredit Bank Austria AG	1.375%	5/26/21	EUR	5,000	6,122

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
UniCredit Bank Austria AG	2.375%	1/22/24	EUR	5,100	6,689
UniCredit Bank Austria AG	4.125%	2/24/21	EUR	2,000	2,656
					29,750
Corporate Bonds (0.0%)
Erste Group Bank AG	0.625%	1/19/23	EUR	4,000	4,783
JAB Holdings BV	1.750%	5/25/23	EUR	700	865
OMV AG	3.500%	9/27/27	EUR	2,400	3,414
OMV AG	4.250%	10/12/21	EUR	1,000	1,353
1 OMV AG	5.250%	12/29/49	EUR	1,450	1,934
1 OMV AG	6.250%	12/29/49	EUR	3,050	4,467
Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	5,000	6,537
Telekom Finanzmanagement GmbH	4.000%	4/4/22	EUR	500	678
1 UNIQA Insurance Group AG	6.000%	7/27/46	EUR	3,100	4,445
1 Vienna Insurance Group AG Wiener
Versicherung Gruppe	5.500%	10/9/43	EUR	1,200	1,694
					30,170
Sovereign Bonds (1.4%)
3 Autobahnen- und Schnellstrassen-
Finanzierungs-AG	1.375%	4/9/21	EUR	7,000	8,618
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	2.750%	6/11/32	EUR	500	696
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	2.750%	6/20/33	EUR	1,200	1,670
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	3.375%	9/22/25	EUR	2,000	2,860
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	4.375%	7/8/19	EUR	11,000	13,865
Erdoel-Lagergesellschaft mbH	2.750%	3/20/28	EUR	2,000	2,706
3 Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	3,819
Hypoe NOE Landesbank fuer
Niederoesterreich und Wien AG	0.500%	9/11/20	EUR	31,500	37,292
3 KA Finanz AG	0.375%	8/11/20	EUR	10,900	12,906
KA Finanz AG	1.625%	2/19/21	EUR	2,000	2,454
3 Kaerntner Ausgleichszahlungs-Fonds	0.000%	1/14/32	EUR	40,000	38,909
3 OeBB Infrastruktur AG	1.000%	11/18/24	EUR	7,000	8,529
3 OeBB Infrastruktur AG	2.250%	7/4/23	EUR	10,000	13,051
3 OeBB Infrastruktur AG	2.250%	5/28/29	EUR	3,000	3,963
3 OeBB Infrastruktur AG	3.375%	5/18/32	EUR	7,000	10,395
3 OeBB Infrastruktur AG	3.500%	10/19/20	EUR	6,000	7,786
3 OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,800	2,616
3 OeBB Infrastruktur AG	3.625%	7/13/21	EUR	1,000	1,329
3 OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	150	215
3 OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	10,000	14,650
3 Oesterreichische Kontrollbank AG	2.000%	12/17/18	GBP	2,000	2,698
3 Oesterreichische Kontrollbank AG	2.125%	7/23/19	CHF	3,500	3,678
3 Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	10,610	12,700
3 Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	4,500	5,921
2 Republic of Austria	0.000%	9/20/22	EUR	50,000	58,884
2 Republic of Austria	0.000%	7/15/23	EUR	75,000	87,667
2 Republic of Austria	0.250%	10/18/19	EUR	19,400	23,001
2 Republic of Austria	0.500%	4/20/27	EUR	40,000	46,424
2 Republic of Austria	0.750%	10/20/26	EUR	120,000	143,441
2 Republic of Austria	1.150%	10/19/18	EUR	14,250	16,890
2 Republic of Austria	1.200%	10/20/25	EUR	30,000	37,477

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
2 Republic of Austria	1.500%	2/20/47	EUR	9,700	11,251
2 Republic of Austria	1.500%	11/2/86	EUR	24,898	25,198
2 Republic of Austria	1.650%	10/21/24	EUR	36,500	47,054
2 Republic of Austria	1.950%	6/18/19	EUR	60,000	72,901
2 Republic of Austria	2.100%	9/20/17	EUR	23,000	28,092
2 Republic of Austria	2.400%	5/23/34	EUR	24,600	34,496
2 Republic of Austria	3.150%	6/20/44	EUR	23,180	37,435
2 Republic of Austria	3.400%	11/22/22	EUR	30,000	41,415
2 Republic of Austria	3.500%	9/15/21	EUR	40,000	53,784
2 Republic of Austria	3.650%	4/20/22	EUR	53,000	72,795
2 Republic of Austria	3.900%	7/15/20	EUR	70,450	92,052
2 Republic of Austria	4.150%	3/15/37	EUR	40,000	70,885
2 Republic of Austria	4.350%	3/15/19	EUR	25,000	31,129
2 Republic of Austria	4.850%	3/15/26	EUR	20,000	32,140
Republic of Austria	6.250%	7/15/27	EUR	14,750	26,705
					1,304,442
Total Austria (Cost $1,320,487)					1,364,362
Belgium (2.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Belfius Bank SA/NV	0.625%	10/14/21	EUR	29,700	35,558
Belfius Bank SA/NV	1.250%	1/28/19	EUR	2,000	2,376
Belfius Bank SA/NV	1.375%	6/5/20	EUR	11,500	13,961
Belfius Bank SA/NV	2.125%	1/30/23	EUR	3,000	3,859
KBC Bank NV	0.450%	1/22/22	EUR	5,000	5,951
KBC Bank NV	1.000%	2/25/19	EUR	1,000	1,186
KBC Bank NV	1.250%	5/28/20	EUR	3,000	3,634
					66,525
Corporate Bonds (0.2%)
Anheuser-Busch InBev SA/NV	0.625%	3/17/20	EUR	15,000	17,811
Anheuser-Busch InBev SA/NV	0.875%	3/17/22	EUR	11,900	14,317
Anheuser-Busch InBev SA/NV	1.500%	3/17/25	EUR	15,620	19,335
Anheuser-Busch InBev SA/NV	1.875%	1/20/20	EUR	3,000	3,651
Anheuser-Busch InBev SA/NV	2.000%	12/16/19	EUR	750	914
Anheuser-Busch InBev SA/NV	2.000%	3/17/28	EUR	16,500	20,889
Anheuser-Busch InBev SA/NV	2.750%	3/17/36	EUR	16,100	20,963
Anheuser-Busch InBev SA/NV	2.850%	5/25/37	GBP	1,000	1,296
Anheuser-Busch InBev SA/NV	2.875%	9/25/24	EUR	4,000	5,391
Anheuser-Busch InBev SA/NV	3.250%	1/24/33	EUR	5,000	7,027
Anheuser-Busch InBev SA/NV	4.000%	6/2/21	EUR	5,000	6,662
Anheuser-Busch InBev SA/NV	4.000%	9/24/25	GBP	11,000	16,617
Anheuser-Busch InBev SA/NV	9.750%	7/30/24	GBP	800	1,579
1 Argenta Spaarbank NV	3.875%	5/24/26	EUR	15,300	19,436
Belfius Bank SA/NV	3.125%	5/11/26	EUR	1,800	2,301
Delhaize Le Lion / De Leeuw BV	3.125%	2/27/20	EUR	300	375
KBC Bank NV	0.375%	9/1/22	EUR	32,000	37,906
KBC Group NV	0.750%	10/18/23	EUR	13,200	15,476
Solvay SA	1.625%	12/2/22	EUR	300	370
Solvay SA	2.750%	12/2/27	EUR	700	925
					213,241

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (2.0%)
4 Dexia Credit Local SA	0.250%	3/19/20	EUR	10,000	11,797
4 Dexia Credit Local SA	0.625%	1/21/22	EUR	16,500	19,757
4 Dexia Credit Local SA	0.625%	2/3/24	EUR	18,000	21,370
4 Dexia Credit Local SA	0.750%	1/25/23	EUR	18,000	21,611
4 Dexia Credit Local SA	0.875%	9/7/21	GBP	3,000	3,941
4 Dexia Credit Local SA	1.250%	11/26/24	EUR	17,200	21,104
4 Dexia Credit Local SA	1.375%	9/18/19	EUR	5,000	6,010
4 Dexia Credit Local SA	2.000%	6/17/20	GBP	5,000	6,812
4 Dexia Credit Local SA	2.125%	2/12/25	GBP	3,000	4,094
Eandis System Operator SCRL	1.750%	12/4/26	EUR	6,000	7,499
Eandis System Operator SCRL	2.875%	10/9/23	EUR	1,000	1,326
Eandis System Operator SCRL	4.500%	11/8/21	EUR	1,500	2,046
Flemish Community	0.375%	10/13/26	EUR	5,000	5,675
2 Kingdom of Belgium	0.200%	10/22/23	EUR	30,000	35,447
2 Kingdom of Belgium	0.800%	6/22/25	EUR	62,000	75,069
2 Kingdom of Belgium	0.800%	6/22/27	EUR	175,800	208,555
2 Kingdom of Belgium	1.000%	6/22/26	EUR	96,364	117,669
2 Kingdom of Belgium	1.000%	6/22/31	EUR	105,900	123,350
Kingdom of Belgium	1.125%	12/21/18	GBP	4,000	5,339
2 Kingdom of Belgium	1.450%	6/22/37	EUR	2,500	2,965
2 Kingdom of Belgium	1.600%	6/22/47	EUR	25,500	29,050
2 Kingdom of Belgium	1.900%	6/22/38	EUR	65,000	82,834
2 Kingdom of Belgium	2.150%	6/22/66	EUR	47,100	58,416
Kingdom of Belgium	2.250%	6/22/23	EUR	69,500	91,907
2 Kingdom of Belgium	2.250%	6/22/57	EUR	10,000	12,910
2 Kingdom of Belgium	2.600%	6/22/24	EUR	80,000	108,816
Kingdom of Belgium	3.000%	9/28/19	EUR	24,000	29,913
2 Kingdom of Belgium	3.000%	6/22/34	EUR	99,970	148,954
2 Kingdom of Belgium	3.750%	9/28/20	EUR	102,342	134,367
Kingdom of Belgium	3.750%	6/22/45	EUR	20,800	35,955
Kingdom of Belgium	4.000%	3/28/19	EUR	80,000	99,340
Kingdom of Belgium	4.000%	3/28/22	EUR	28,950	40,271
2 Kingdom of Belgium	4.250%	9/28/21	EUR	61,000	84,256
Kingdom of Belgium	4.250%	9/28/22	EUR	80,000	114,048
2 Kingdom of Belgium	4.250%	3/28/41	EUR	47,250	85,916
2 Kingdom of Belgium	4.500%	3/28/26	EUR	7,000	10,998
2 Kingdom of Belgium	5.000%	3/28/35	EUR	4,000	7,502
Proximus SADP	2.375%	4/4/24	EUR	3,100	4,017
					1,880,906
Total Belgium (Cost $2,058,219)					2,160,672
Bermuda (0.0%)
Corporate Bond (0.0%)
Bacardi Ltd.	2.750%	7/3/23	EUR	2,000	2,608
Total Bermuda (Cost $2,667)					2,608
Brazil (0.0%)
Corporate Bonds (0.0%)
BRF SA	2.750%	6/3/22	EUR	2,440	2,946
Vale SA	3.750%	1/10/23	EUR	5,000	6,521
Total Brazil (Cost $8,398)					9,467

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Bulgaria (0.1%)
Sovereign Bonds (0.1%)
Republic of Bulgaria	1.875%	3/21/23	EUR	6,000	7,586
Republic of Bulgaria	2.000%	3/26/22	EUR	3,000	3,789
Republic of Bulgaria	2.625%	3/26/27	EUR	3,000	3,892
Republic of Bulgaria	2.950%	9/3/24	EUR	800	1,068
Republic of Bulgaria	3.000%	3/21/28	EUR	25,000	33,055
Republic of Bulgaria	3.125%	3/26/35	EUR	3,000	3,844
Total Bulgaria (Cost $45,626)					53,234
Canada (5.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Bank of Montreal	0.100%	10/20/23	EUR	10,000	11,522
Bank of Montreal	0.250%	1/22/20	EUR	10,000	11,778
Bank of Montreal	1.000%	5/7/19	EUR	25,000	29,747
Bank of Nova Scotia	0.100%	1/21/19	EUR	10,000	11,716
Bank of Nova Scotia	0.125%	1/13/22	EUR	600	702
Bank of Nova Scotia	0.500%	7/23/20	EUR	23,000	27,295
Bank of Nova Scotia	0.750%	9/17/21	EUR	10,000	12,002
Bank of Nova Scotia	1.000%	4/2/19	EUR	5,000	5,936
Caisse Centrale Desjardins	1.125%	3/11/19	EUR	3,000	3,563
National Bank of Canada	0.000%	9/29/23	EUR	3,500	4,005
National Bank of Canada	0.500%	1/26/22	EUR	14,000	16,625
National Bank of Canada	1.250%	12/17/18	EUR	2,000	2,372
National Bank of Canada	1.500%	3/25/21	EUR	5,000	6,137
Royal Bank of Canada	0.125%	3/11/21	EUR	4,000	4,694
Royal Bank of Canada	0.875%	6/17/22	EUR	12,000	14,489
Royal Bank of Canada	1.625%	8/4/20	EUR	11,500	14,068
Toronto-Dominion Bank	0.250%	4/27/22	EUR	5,000	5,875
Toronto-Dominion Bank	0.375%	1/12/21	EUR	10,000	11,838
Toronto-Dominion Bank	0.375%	4/27/23	EUR	11,000	12,930
Toronto-Dominion Bank	0.625%	7/29/19	EUR	15,000	17,764
Toronto-Dominion Bank	0.750%	10/29/21	EUR	6,000	7,203
					232,261
Corporate Bonds (0.8%)
407 International Inc.	3.600%	5/21/47	CAD	4,900	3,816
407 International Inc.	4.190%	4/25/42	CAD	5,500	4,690
407 International Inc.	4.300%	5/26/21	CAD	1,500	1,252
407 International Inc.	5.750%	2/14/36	CAD	995	988
Aeroports de Montreal	5.170%	9/17/35	CAD	325	319
Aeroports de Montreal	5.670%	10/16/37	CAD	2,000	2,111
2 Algonquin Power Co.	4.090%	2/17/27	CAD	800	644
Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	7,900	6,283
AltaGas Ltd.	4.500%	8/15/44	CAD	1,757	1,311
AltaLink LP	3.668%	11/6/23	CAD	2,000	1,665
AltaLink LP	3.717%	12/3/46	CAD	4,000	3,179
AltaLink LP	3.990%	6/30/42	CAD	2,925	2,420
AltaLink LP	4.922%	9/17/43	CAD	3,000	2,853
Bank of Montreal	1.610%	10/28/21	CAD	10,000	7,578
Bank of Montreal	2.100%	10/6/20	CAD	5,100	3,961
Bank of Montreal	2.120%	3/16/22	CAD	15,300	11,793
1 Bank of Montreal	3.320%	6/1/26	CAD	10,500	8,329
1 Bank of Montreal	3.340%	12/8/25	CAD	10,750	8,528
Bank of Montreal	3.400%	4/23/21	CAD	3,000	2,424

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Bank of Montreal	4.609%	9/10/25	CAD	5,000	4,414
Bank of Nova Scotia	1.900%	12/2/21	CAD	2,000	1,531
Bank of Nova Scotia	2.090%	9/9/20	CAD	8,400	6,522
Bank of Nova Scotia	2.130%	6/15/20	CAD	20,000	15,568
Bank of Nova Scotia	2.400%	10/28/19	CAD	9,700	7,601
1 Bank of Nova Scotia	2.580%	3/30/27	CAD	4,550	3,493
1 Bank of Nova Scotia	3.036%	10/18/24	CAD	5,000	3,950
Bank of Nova Scotia	3.270%	1/11/21	CAD	5,000	4,021
1 Bank of Nova Scotia	3.367%	12/8/25	CAD	7,000	5,563
Bell Canada Inc.	3.000%	10/3/22	CAD	5,200	4,114
Bell Canada Inc.	3.250%	6/17/20	CAD	5,350	4,264
Bell Canada Inc.	3.350%	6/18/19	CAD	5,000	3,963
Bell Canada Inc.	3.350%	3/22/23	CAD	5,000	4,007
Bell Canada Inc.	3.550%	3/2/26	CAD	3,000	2,383
Bell Canada Inc.	4.350%	12/18/45	CAD	3,150	2,441
Bell Canada Inc.	4.450%	2/27/47	CAD	5,098	4,014
Bell Canada Inc.	4.750%	9/29/44	CAD	3,500	2,879
Bell Canada Inc.	5.520%	2/26/19	CAD	2,000	1,623
Bell Canada Inc.	7.850%	4/2/31	CAD	5,000	5,382
1 BMO Capital Trust II	10.221%	12/31/07	CAD	700	592
BP LP	3.244%	1/9/20	CAD	1,022	794
Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	4,235	3,322
Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	6,875	5,746
Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	6,000	5,092
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,500	1,291
Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	5,000	3,873
Brookfield Infrastructure Finance ULC	3.538%	10/30/20	CAD	850	678
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	5,301	4,227
Bruce Power LP	3.969%	6/23/26	CAD	5,000	4,081
Caisse Centrale Desjardins	1.748%	3/2/20	CAD	10,150	7,830
Caisse Centrale Desjardins	2.091%	1/17/22	CAD	2,590	1,995
Caisse Centrale Desjardins	2.795%	11/19/18	CAD	4,000	3,135
Cameco Corp.	4.190%	6/24/24	CAD	3,500	2,704
Canadian Imperial Bank of Commerce	0.375%	10/15/19	EUR	10,000	11,803
Canadian Imperial Bank of Commerce	1.640%	7/12/21	CAD	250	190
Canadian Imperial Bank of Commerce	1.850%	7/14/20	CAD	250	193
Canadian Imperial Bank of Commerce	1.900%	4/26/21	CAD	4,000	3,078
Canadian Imperial Bank of Commerce	2.040%	3/21/22	CAD	10,000	7,685
1 Canadian Imperial Bank of Commerce	3.000%	10/28/24	CAD	12,000	9,436
1 Canadian Imperial Bank of Commerce	3.420%	1/26/26	CAD	10,000	7,955
Canadian National Railway Co.	2.800%	9/22/25	CAD	5,000	3,935
Canadian Natural Resources Ltd.	2.890%	8/14/20	CAD	400	314
Canadian Natural Resources Ltd.	3.310%	2/11/22	CAD	10,000	7,925
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,750	1,884
1 Capital Desjardins Inc.	4.954%	12/15/26	CAD	3,000	2,556
Capital Desjardins Inc.	5.187%	5/5/20	CAD	5,355	4,459
Capital Power Corp.	5.276%	11/16/20	CAD	4,650	3,849
CI Financial Corp.	2.645%	12/7/20	CAD	5,200	4,060
1 CIBC Capital Trust	10.250%	6/30/08	CAD	225	230
Cogeco Communications Inc.	4.175%	5/26/23	CAD	250	205
CU Inc.	3.805%	9/10/42	CAD	450	361
CU Inc.	3.964%	7/27/45	CAD	3,000	2,480
CU Inc.	4.085%	9/2/44	CAD	5,400	4,554
CU Inc.	4.543%	10/24/41	CAD	1,000	894

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
CU Inc.	4.722%	9/9/43	CAD	3,000	2,769
CU Inc.	6.800%	8/13/19	CAD	900	758
Emera Inc.	2.900%	6/16/23	CAD	8,000	6,255
Enbridge Gas Distribution Inc.	2.500%	8/5/26	CAD	2,000	1,516
Enbridge Gas Distribution Inc.	3.310%	9/11/25	CAD	240	195
Enbridge Gas Distribution Inc.	4.000%	8/22/44	CAD	2,000	1,643
Enbridge Gas Distribution Inc.	4.040%	11/23/20	CAD	350	288
Enbridge Gas Distribution Inc.	4.950%	11/22/50	CAD	1,000	950
Enbridge Inc.	3.190%	12/5/22	CAD	5,070	4,005
Enbridge Inc.	4.240%	8/27/42	CAD	2,460	1,799
Enbridge Inc.	4.530%	3/9/20	CAD	9,700	7,902
Enbridge Inc.	4.570%	3/11/44	CAD	1,400	1,076
Enbridge Income Fund	3.950%	11/19/24	CAD	3,000	2,420
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	5,240	4,212
Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	5,000	3,903
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	1,000	832
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	5,600	4,664
EPCOR Utilities Inc.	4.550%	2/28/42	CAD	2,995	2,672
Fairfax Financial Holdings Ltd.	4.500%	3/22/23	CAD	2,500	2,029
Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	5,000	4,019
Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	575	475
Fairfax Financial Holdings Ltd.	5.840%	10/14/22	CAD	2,800	2,406
First Capital Realty Inc.	4.790%	8/30/24	CAD	5,000	4,216
Great-West Lifeco Inc.	1.750%	12/7/26	EUR	500	608
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	1,000	1,023
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	2,000	2,084
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	3,100	3,215
HSBC Bank Canada	2.078%	11/26/18	CAD	10,000	7,777
HSBC Bank Canada	2.170%	6/29/22	CAD	500	385
HSBC Bank Canada	2.449%	1/29/21	CAD	150	117
HSBC Bank Canada	2.491%	5/13/19	CAD	5,000	3,917
HSBC Bank Canada	2.908%	9/29/21	CAD	3,000	2,381
HSBC Bank Canada	2.938%	1/14/20	CAD	1,950	1,545
Husky Energy Inc.	3.600%	3/10/27	CAD	3,000	2,315
1 Industrial Alliance Insurance & Financial
Services Inc.	3.300%	9/15/28	CAD	5,000	3,956
Inter Pipeline Ltd.	3.173%	3/24/25	CAD	4,950	3,819
Inter Pipeline Ltd.	3.776%	5/30/22	CAD	2,300	1,864
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	3,000	2,442
John Deere Canada Funding Inc.	2.050%	9/17/20	CAD	700	542
John Deere Canada Funding Inc.	2.350%	6/24/19	CAD	3,675	2,870
Kraft Canada Inc.	2.700%	7/6/20	CAD	1,865	1,459
Laurentian Bank of Canada	2.500%	1/23/20	CAD	300	233
Laurentian Bank of Canada	2.810%	6/13/19	CAD	1,107	865
Loblaw Cos. Ltd.	3.748%	3/12/19	CAD	2,800	2,221
1 Manufacturers Life Insurance Co.	2.100%	6/1/25	CAD	9,000	6,960
1 Manufacturers Life Insurance Co.	2.640%	1/15/25	CAD	200	157
1 Manufacturers Life Insurance Co.	3.181%	11/22/27	CAD	5,000	3,991
1 Manulife Finance Delaware LP	5.059%	12/15/41	CAD	900	773
1 Manulife Financial Capital Trust II	7.405%	12/31/08	CAD	4,000	3,417
Metro Inc.	5.970%	10/15/35	CAD	5,048	4,670
National Bank of Canada	1.742%	3/3/20	CAD	500	386
National Bank of Canada	1.809%	7/26/21	CAD	5,000	3,826
National Bank of Canada	2.404%	10/28/19	CAD	15,400	12,073

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
North West Redwater Partnership /
NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	4,000	3,000
North West Redwater Partnership /
NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	3,350	2,656
North West Redwater Partnership /
NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	250	210
North West Redwater Partnership /
NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	5,000	4,371
Nova Scotia Power Inc.	5.610%	6/15/40	CAD	4,300	4,316
Ottawa MacDonald-Cartier International
Airport Authority	3.933%	6/9/45	CAD	775	627
Pembina Pipeline Corp.	3.710%	8/11/26	CAD	4,850	3,781
Pembina Pipeline Corp.	4.240%	6/15/27	CAD	3,000	2,424
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	3,000	2,288
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	2,000	1,538
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	4,472	4,555
RioCan REIT	3.850%	6/28/19	CAD	1,025	817
Rogers Communications Inc.	2.800%	3/13/19	CAD	300	235
Rogers Communications Inc.	4.000%	3/13/24	CAD	4,000	3,316
Rogers Communications Inc.	4.700%	9/29/20	CAD	400	332
Rogers Communications Inc.	5.340%	3/22/21	CAD	6,000	5,109
Rogers Communications Inc.	6.110%	8/25/40	CAD	5,000	4,854
Rogers Communications Inc.	6.680%	11/4/39	CAD	3,044	3,132
Royal Bank of Canada	0.500%	12/16/20	EUR	5,000	5,940
Royal Bank of Canada	1.583%	9/13/21	CAD	4,700	3,563
Royal Bank of Canada	1.968%	3/2/22	CAD	25,100	19,245
Royal Bank of Canada	2.000%	3/21/22	CAD	4,500	3,452
Royal Bank of Canada	2.333%	12/5/23	CAD	8,500	6,549
Royal Bank of Canada	2.350%	12/9/19	CAD	6,750	5,288
Royal Bank of Canada	2.770%	12/11/18	CAD	28,000	21,949
Royal Bank of Canada	2.980%	5/7/19	CAD	7,000	5,523
1 Royal Bank of Canada	2.990%	12/6/24	CAD	14,225	11,242
1 Royal Bank of Canada	3.040%	7/17/24	CAD	400	314
1 Royal Bank of Canada	3.310%	1/20/26	CAD	5,900	4,684
1 Royal Bank of Canada	3.450%	9/29/26	CAD	10,000	7,968
Royal Office Finance LP	5.209%	11/12/32	CAD	6,999	6,517
Saputo Inc.	2.654%	11/26/19	CAD	250	196
1 Scotiabank Capital Trust	5.650%	12/31/56	CAD	200	185
Shaw Communications Inc.	4.350%	1/31/24	CAD	10,000	8,349
Shaw Communications Inc.	5.500%	12/7/20	CAD	100	85
Shaw Communications Inc.	6.750%	11/9/39	CAD	3,850	3,793
1 Sun Life Financial Inc.	2.600%	9/25/25	CAD	350	273
1 Sun Life Financial Inc.	3.050%	9/19/28	CAD	10,000	7,826
Sun Life Financial Inc.	4.570%	8/23/21	CAD	3,000	2,519
1 Sun Life Financial Inc.	5.400%	5/29/42	CAD	850	781
Suncor Energy Inc.	3.000%	9/14/26	CAD	3,000	2,294
Suncor Energy Inc.	4.340%	9/13/46	CAD	5,154	4,114
TELUS Corp.	2.350%	3/28/22	CAD	9,800	7,560
TELUS Corp.	3.200%	4/5/21	CAD	750	598
TELUS Corp.	3.350%	4/1/24	CAD	10,700	8,516
TELUS Corp.	3.750%	1/17/25	CAD	2,460	1,997
TELUS Corp.	3.750%	3/10/26	CAD	900	726
TELUS Corp.	4.400%	4/1/43	CAD	3,000	2,288
TELUS Corp.	4.400%	1/29/46	CAD	250	191

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
TELUS Corp.	4.750%	1/17/45	CAD	1,430	1,150
TELUS Corp.	4.850%	4/5/44	CAD	9,250	7,534
TELUS Corp.	5.050%	12/4/19	CAD	150	124
TELUS Corp.	5.050%	7/23/20	CAD	300	250
Teranet Holdings LP	4.807%	12/16/20	CAD	8,875	7,249
Teranet Holdings LP	5.754%	12/17/40	CAD	1,200	972
Thomson Reuters Corp.	4.350%	9/30/20	CAD	4,439	3,646
Toronto-Dominion Bank	1.680%	6/8/21	CAD	10,000	7,654
Toronto-Dominion Bank	1.693%	4/2/20	CAD	15,000	11,568
Toronto-Dominion Bank	2.045%	3/8/21	CAD	5,000	3,871
Toronto-Dominion Bank	2.447%	4/2/19	CAD	5,000	3,912
Toronto-Dominion Bank	2.621%	12/22/21	CAD	12,450	9,824
1 Toronto-Dominion Bank	2.982%	9/30/25	CAD	7,400	5,818
Toronto-Dominion Bank	3.226%	7/24/24	CAD	5,450	4,413
1 Toronto-Dominion Bank	4.859%	3/4/31	CAD	5,150	4,437
TransAlta Corp.	5.000%	11/25/20	CAD	350	283
TransCanada PipeLines Ltd.	3.650%	11/15/21	CAD	5,000	4,101
TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	5,240	4,322
TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	4,000	3,250
TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	2,000	1,665
Union Gas Ltd.	4.200%	6/2/44	CAD	2,400	2,045
Union Gas Ltd.	4.880%	6/21/41	CAD	3,450	3,212
Veresen Inc.	3.430%	11/10/21	CAD	3,000	2,392
VW Credit Canada Inc.	2.500%	10/1/19	CAD	10,000	7,806
Wells Fargo Canada Corp.	2.944%	7/25/19	CAD	2,000	1,579
Wells Fargo Canada Corp.	3.040%	1/29/21	CAD	10,000	7,967
Westcoast Energy Inc.	5.600%	1/16/19	CAD	275	222
					741,530
Sovereign Bonds (4.4%)
Canada	0.500%	11/1/18	CAD	78,300	60,203
Canada	0.500%	2/1/19	CAD	85,000	65,223
Canada	0.500%	3/1/22	CAD	70,530	52,203
Canada	0.750%	5/1/19	CAD	34,500	26,505
Canada	0.750%	8/1/19	CAD	7,160	5,490
Canada	0.750%	9/1/20	CAD	171,720	130,508
Canada	0.750%	3/1/21	CAD	45,240	34,219
Canada	0.750%	9/1/21	CAD	35,365	26,627
Canada	1.000%	9/1/22	CAD	124,405	93,654
Canada	1.000%	6/1/27	CAD	85,850	61,025
Canada	1.250%	11/1/19	CAD	41,000	31,686
Canada	1.500%	3/1/20	CAD	69,175	53,730
Canada	1.500%	6/1/23	CAD	71,371	54,783
Canada	1.500%	6/1/26	CAD	56,850	42,696
Canada	1.750%	3/1/19	CAD	35,860	27,956
Canada	1.750%	9/1/19	CAD	54,970	42,902
Canada	2.250%	6/1/25	CAD	51,240	40,905
Canada	2.500%	6/1/24	CAD	44,129	35,784
Canada	2.750%	6/1/22	CAD	70,650	57,568
Canada	2.750%	12/1/48	CAD	77,512	66,012
Canada	2.750%	12/1/64	CAD	53,014	46,744
Canada	3.250%	6/1/21	CAD	32,455	26,675
Canada	3.500%	1/13/20	EUR	2,000	2,533
Canada	3.500%	6/1/20	CAD	38,100	31,080
Canada	3.500%	12/1/45	CAD	84,444	81,263

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Canada	3.750%	6/1/19	CAD	64,510	51,867
	Canada	4.000%	6/1/41	CAD	55,660	56,340
	Canada	5.000%	6/1/37	CAD	59,990	66,613
	Canada	5.750%	6/1/29	CAD	37,535	40,160
	Canada	5.750%	6/1/33	CAD	95,523	109,031
	Canada	8.000%	6/1/23	CAD	6,000	6,209
	Canada	8.000%	6/1/27	CAD	7,000	8,282
	Canada	9.000%	6/1/25	CAD	20,000	23,356
	Canada	10.500%	3/15/21	CAD	15,000	15,054
2	Canada Housing Trust No 1	1.150%	12/15/21	CAD	75,854	57,134
2	Canada Housing Trust No 1	1.200%	6/15/20	CAD	9,050	6,942
2	Canada Housing Trust No 1	1.250%	12/15/20	CAD	50,000	38,235
[2,5]	Canada Housing Trust No 1	1.250%	6/15/21	CAD	30,000	22,810
2	Canada Housing Trust No 1	1.450%	6/15/20	CAD	15,000	11,579
2	Canada Housing Trust No 1	1.500%	12/15/21	CAD	600	458
2	Canada Housing Trust No 1	1.750%	6/15/22	CAD	30,000	23,064
2	Canada Housing Trust No 1	1.900%	9/15/26	CAD	31,950	23,918
2	Canada Housing Trust No 1	1.950%	6/15/19	CAD	58,000	45,312
2	Canada Housing Trust No 1	1.950%	12/15/25	CAD	20,000	15,142
2	Canada Housing Trust No 1	2.000%	12/15/19	CAD	43,800	34,283
2	Canada Housing Trust No 1	2.250%	12/15/25	CAD	5,225	4,045
2	Canada Housing Trust No 1	2.350%	12/15/18	CAD	45,000	35,265
2	Canada Housing Trust No 1	2.350%	9/15/23	CAD	210	165
2	Canada Housing Trust No 1	2.350%	6/15/27	CAD	20,000	15,438
2	Canada Housing Trust No 1	2.400%	12/15/22	CAD	25,000	19,741
2	Canada Housing Trust No 1	2.400%	12/15/22	CAD	5,000	3,953
2	Canada Housing Trust No 1	2.550%	3/15/25	CAD	13,000	10,314
2	Canada Housing Trust No 1	2.650%	3/15/22	CAD	16,500	13,188
2	Canada Housing Trust No 1	2.900%	6/15/24	CAD	14,000	11,364
2	Canada Housing Trust No 1	3.150%	9/15/23	CAD	30,000	24,637
2	Canada Housing Trust No 1	3.350%	12/15/20	CAD	12,000	9,767
[2,5]	Canada Housing Trust No 1	3.750%	3/15/20	CAD	10,000	8,144
2	Canada Housing Trust No 1	3.800%	6/15/21	CAD	25,000	20,733
[2,5]	Canada Housing Trust No 1	4.100%	12/15/18	CAD	9,800	7,827
5	Canada Post Corp.	4.360%	7/16/40	CAD	3,650	3,421
	CDP Financial Inc.	4.600%	7/15/20	CAD	350	291
	City of Montreal	3.000%	9/1/25	CAD	7,000	5,549
	City of Montreal	3.150%	12/1/36	CAD	2,000	1,521
	City of Montreal	3.500%	9/1/23	CAD	7,450	6,112
	City of Montreal	4.100%	12/1/34	CAD	3,175	2,736
	City of Montreal Canada	3.000%	9/1/27	CAD	5,000	3,949
	City of Montreal Canada	5.000%	12/1/18	CAD	400	321
	City of Ottawa Ontario	3.100%	7/27/48	CAD	4,190	3,115
	City of Toronto	2.400%	6/7/27	CAD	1,500	1,122
	City of Toronto	2.950%	4/28/35	CAD	6,250	4,668
	City of Toronto	3.900%	9/29/23	CAD	4,742	3,975
	City of Toronto	4.150%	3/10/44	CAD	4,950	4,380
	City of Toronto	4.500%	12/2/19	CAD	5,000	4,094
	City of Toronto	4.700%	6/10/41	CAD	2,000	1,897
	City of Toronto	5.200%	6/1/40	CAD	1,220	1,227
	CPPIB Capital Inc.	1.400%	6/4/20	CAD	700	539
	Export Development Canada	1.375%	12/16/19	GBP	3,500	4,713
	Export Development Canada	1.800%	9/1/22	CAD	195	151
	Export Development Canada	1.875%	12/17/18	GBP	3,000	4,045

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Export Development Canada	2.400%	6/7/21	AUD	20,564	15,725
	Export Development Canada	3.500%	6/5/19	AUD	10,000	7,830
	Financement-Quebec	2.450%	12/1/19	CAD	9,240	7,287
	Financement-Quebec	5.250%	6/1/34	CAD	3,000	2,985
	Hydro One Inc.	1.840%	2/24/21	CAD	400	309
	Hydro One Inc.	2.770%	2/24/26	CAD	4,800	3,742
	Hydro One Inc.	3.200%	1/13/22	CAD	350	283
	Hydro One Inc.	3.720%	11/18/47	CAD	1,441	1,137
	Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,570
	Hydro One Inc.	4.390%	9/26/41	CAD	5,115	4,453
	Hydro One Inc.	4.400%	6/1/20	CAD	3,000	2,471
	Hydro One Inc.	4.590%	10/9/43	CAD	5,500	4,957
	Hydro One Inc.	5.360%	5/20/36	CAD	1,000	965
	Hydro One Inc.	5.490%	7/16/40	CAD	3,525	3,520
	Hydro One Inc.	6.930%	6/1/32	CAD	1,000	1,081
	Hydro-Quebec	1.000%	5/25/19	CAD	9,840	7,562
	Hydro-Quebec	4.000%	2/15/55	CAD	3,270	3,066
	Hydro-Quebec	5.000%	2/15/45	CAD	18,950	19,816
	Hydro-Quebec	5.000%	2/15/50	CAD	29,400	31,733
	Hydro-Quebec	6.000%	8/15/31	CAD	4,270	4,440
	Hydro-Quebec	6.000%	2/15/40	CAD	15,915	18,101
	Hydro-Quebec	6.500%	1/16/35	CAD	155	174
	Hydro-Quebec	6.500%	2/15/35	CAD	14,000	15,910
	Hydro-Quebec	9.625%	7/15/22	CAD	12,000	12,435
	Hydro-Quebec	10.500%	10/15/21	CAD	2,000	2,047
	Hydro-Quebec	11.000%	8/15/20	CAD	450	436
[2,5]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	3,000	2,584
[2,5]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	2,070	1,895
[2,5]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,790	3,407
5	Maritime Link Financing Trust	3.500%	12/1/52	CAD	7,372	6,059
	Municipal Finance Authority of British
	Columbia	1.650%	4/19/21	CAD	4,500	3,455
	Municipal Finance Authority of British
	Columbia	2.050%	6/2/19	CAD	7,150	5,584
	Municipal Finance Authority of British
	Columbia	2.500%	4/19/26	CAD	1,850	1,422
	Municipal Finance Authority of British
	Columbia	2.950%	10/14/24	CAD	6,000	4,804
	Municipal Finance Authority of British
	Columbia	4.150%	6/1/21	CAD	4,050	3,376
	Municipal Finance Authority of British
	Columbia	4.450%	6/1/20	CAD	400	331
[2,5]	Muskrat Falls / Labrador Transmission
	Assets Funding Trust	3.630%	6/1/29	CAD	5,300	4,484
[2,5]	Muskrat Falls / Labrador Transmission
	Assets Funding Trust	3.830%	6/1/37	CAD	1,000	874
[2,5]	Muskrat Falls / Labrador Transmission
	Assets Funding Trust	3.860%	12/1/48	CAD	3,500	3,168
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,500	1,204
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	2,000	2,136
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	7,000	7,717
	Ontario Electricity Financial Corp.	8.900%	8/18/22	CAD	10,250	10,357
	Ontario Electricity Financial Corp.	10.125%	10/15/21	CAD	2,500	2,523
	OPB Finance Trust	2.980%	1/25/27	CAD	5,000	3,923

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Province of Alberta	1.000%	11/15/21	GBP	2,500	3,301
Province of Alberta	1.250%	6/1/20	CAD	15,900	12,181
Province of Alberta	1.350%	9/1/21	CAD	12,000	9,107
Province of Alberta	1.600%	9/1/22	CAD	5,000	3,790
Province of Alberta	2.200%	6/1/26	CAD	20,000	15,048
Province of Alberta	2.350%	6/1/25	CAD	9,300	7,149
Province of Alberta	2.550%	6/1/27	CAD	17,785	13,650
Province of Alberta	2.900%	9/20/29	CAD	6,000	4,675
Province of Alberta	3.050%	12/1/48	CAD	16,087	12,270
Province of Alberta	3.300%	12/1/46	CAD	19,165	15,270
Province of Alberta	3.450%	12/1/43	CAD	14,075	11,493
Province of Alberta	3.900%	12/1/33	CAD	2,000	1,728
Province of Alberta	4.500%	12/1/40	CAD	5,000	4,742
Province of British Columbia	2.300%	6/18/26	CAD	15,000	11,466
Province of British Columbia	2.550%	6/18/27	CAD	3,900	3,021
Province of British Columbia	2.700%	12/18/22	CAD	4,902	3,916
Province of British Columbia	2.800%	6/18/48	CAD	13,908	10,368
Province of British Columbia	2.850%	6/18/25	CAD	5,185	4,150
Province of British Columbia	3.200%	6/18/44	CAD	12,800	10,261
Province of British Columbia	3.250%	12/18/21	CAD	2,270	1,851
Province of British Columbia	3.300%	12/18/23	CAD	11,000	9,056
Province of British Columbia	4.100%	12/18/19	CAD	25,000	20,408
Province of British Columbia	4.300%	6/18/42	CAD	15,725	14,885
Province of British Columbia	4.650%	12/18/18	CAD	2,270	1,828
Province of British Columbia	4.700%	6/18/37	CAD	3,200	3,115
Province of British Columbia	4.800%	6/15/21	CAD	94	80
Province of British Columbia	4.900%	6/18/48	CAD	3,000	3,206
Province of British Columbia	4.950%	6/18/40	CAD	7,000	7,157
Province of British Columbia	5.700%	6/18/29	CAD	13,500	13,551
Province of British Columbia	6.350%	6/18/31	CAD	15,000	16,264
Province of Manitoba	1.550%	9/5/21	CAD	5,000	3,825
Province of Manitoba	1.600%	9/5/20	CAD	3,000	2,315
Province of Manitoba	2.450%	6/2/25	CAD	7,000	5,418
Province of Manitoba	2.550%	6/2/26	CAD	19,000	14,785
Province of Manitoba	2.600%	6/2/27	CAD	2,000	1,537
Province of Manitoba	2.850%	9/5/46	CAD	8,000	5,783
Province of Manitoba	3.150%	9/5/52	CAD	2,750	2,101
Province of Manitoba	3.250%	9/5/29	CAD	2,270	1,828
Province of Manitoba	3.300%	6/2/24	CAD	3,000	2,462
Province of Manitoba	3.350%	3/5/43	CAD	2,000	1,586
Province of Manitoba	3.400%	9/5/48	CAD	4,049	3,273
Province of Manitoba	3.450%	3/5/63	CAD	3,597	2,970
Province of Manitoba	4.050%	9/5/45	CAD	5,000	4,471
Province of Manitoba	4.100%	3/5/41	CAD	5,000	4,447
Province of Manitoba	4.150%	6/3/20	CAD	6,000	4,935
Province of Manitoba	4.400%	9/5/25	CAD	3,500	3,063
Province of Manitoba	4.400%	3/5/42	CAD	6,500	6,048
Province of Manitoba	4.600%	3/5/38	CAD	3,000	2,824
Province of Manitoba	4.650%	3/5/40	CAD	4,000	3,825
Province of Manitoba	4.700%	3/5/50	CAD	235	236
Province of Manitoba	4.750%	2/11/20	CAD	5,250	4,348
Province of Manitoba	5.700%	3/5/37	CAD	3,000	3,176
Province of New Brunswick	1.550%	5/4/22	CAD	98	74
Province of New Brunswick	2.350%	8/14/27	CAD	1,700	1,275

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Province of New Brunswick	2.600%	8/14/26	CAD	10,000	7,736
Province of New Brunswick	2.850%	6/2/23	CAD	5,000	3,992
Province of New Brunswick	3.100%	8/14/48	CAD	6,500	4,927
Province of New Brunswick	3.550%	6/3/43	CAD	3,000	2,446
Province of New Brunswick	3.650%	6/3/24	CAD	11,000	9,178
Province of New Brunswick	3.800%	8/14/45	CAD	7,965	6,819
Province of New Brunswick	4.550%	3/26/37	CAD	7,000	6,518
Province of New Brunswick	4.800%	9/26/39	CAD	2,420	2,343
Province of New Brunswick	4.800%	6/3/41	CAD	2,990	2,933
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	5,000	3,794
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	6,000	4,740
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	8,950	6,814
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	2,925	2,419
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,270	2,115
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	1,000	997
Province of Nova Scotia	2.100%	6/1/27	CAD	16,000	11,821
Province of Nova Scotia	3.450%	6/1/45	CAD	3,000	2,444
Province of Nova Scotia	3.500%	6/2/62	CAD	5,270	4,381
Province of Nova Scotia	4.100%	6/1/21	CAD	8,000	6,669
Province of Nova Scotia	4.150%	11/25/19	CAD	250	204
Province of Nova Scotia	4.400%	6/1/42	CAD	5,000	4,689
Province of Nova Scotia	4.700%	6/1/41	CAD	2,000	1,940
Province of Nova Scotia	5.800%	6/1/33	CAD	2,000	2,078
Province of Ontario	0.375%	6/14/24	EUR	200	232
Province of Ontario	0.875%	1/21/25	EUR	5,000	5,974
Province of Ontario	1.350%	3/8/22	CAD	37,500	28,361
Province of Ontario	1.875%	5/21/24	EUR	5,000	6,373
Province of Ontario	2.100%	9/8/19	CAD	6,505	5,092
Province of Ontario	2.375%	5/7/20	CHF	1,100	1,185
Province of Ontario	2.400%	6/2/26	CAD	28,280	21,693
Province of Ontario	2.600%	6/2/25	CAD	53,465	41,891
Province of Ontario	2.600%	6/2/27	CAD	21,000	16,243
Province of Ontario	2.800%	6/2/48	CAD	57,646	42,349
Province of Ontario	2.850%	6/2/23	CAD	35,090	28,144
Province of Ontario	2.900%	12/2/46	CAD	55,467	41,410
Province of Ontario	3.000%	9/28/20	EUR	7,750	9,882
Province of Ontario	3.150%	6/2/22	CAD	73,000	59,318
Province of Ontario	3.450%	6/2/45	CAD	61,735	50,991
Province of Ontario	3.500%	6/2/24	CAD	46,250	38,433
Province of Ontario	3.500%	6/2/43	CAD	44,000	36,635
Province of Ontario	4.000%	12/3/19	EUR	35,000	44,494
Province of Ontario	4.000%	6/2/21	CAD	23,470	19,516
Province of Ontario	4.200%	6/2/20	CAD	53,089	43,734
Province of Ontario	4.400%	6/2/19	CAD	30,000	24,300
Province of Ontario	4.600%	6/2/39	CAD	40,500	38,993
Province of Ontario	4.650%	6/2/41	CAD	49,175	48,195
Province of Ontario	4.700%	6/2/37	CAD	37,700	36,405
Province of Ontario	4.850%	6/2/20	CAD	10,000	8,364
Province of Ontario	5.600%	6/2/35	CAD	30,000	31,531
Province of Ontario	5.850%	3/8/33	CAD	22,750	23,982
Province of Ontario	6.200%	6/2/31	CAD	13,000	13,863
Province of Ontario	6.250%	9/29/20	AUD	9,535	8,040
Province of Ontario	6.500%	3/8/29	CAD	16,560	17,464
Province of Ontario	7.600%	6/2/27	CAD	15,000	16,460

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Province of Prince Edward Island	3.600%	1/17/53	CAD	2,994	2,424
Province of Quebec	0.875%	1/15/25	EUR	14,000	16,737
Province of Quebec	1.650%	3/3/22	CAD	15,000	11,477
Province of Quebec	2.250%	7/17/23	EUR	12,500	16,198
Province of Quebec	2.375%	1/22/24	EUR	1,000	1,309
Province of Quebec	2.500%	9/1/26	CAD	37,500	28,982
Province of Quebec	2.750%	9/1/25	CAD	28,480	22,549
Province of Quebec	2.750%	9/1/27	CAD	30,000	23,514
Province of Quebec	3.000%	9/1/23	CAD	20,240	16,372
Province of Quebec	3.500%	12/1/22	CAD	22,220	18,378
Province of Quebec	3.500%	12/1/45	CAD	36,425	30,432
Province of Quebec	3.500%	12/1/48	CAD	27,950	23,559
Province of Quebec	3.750%	9/1/24	CAD	19,650	16,587
Province of Quebec	4.250%	12/1/21	CAD	30,000	25,349
Province of Quebec	4.250%	12/1/43	CAD	34,125	31,939
Province of Quebec	4.500%	12/1/18	CAD	5,140	4,119
Province of Quebec	4.500%	12/1/19	CAD	13,000	10,673
Province of Quebec	4.500%	12/1/20	CAD	22,597	18,941
Province of Quebec	5.000%	4/29/19	EUR	9,300	11,708
Province of Quebec	5.000%	12/1/38	CAD	16,900	17,053
Province of Quebec	5.000%	12/1/41	CAD	42,690	43,895
Province of Quebec	5.350%	6/1/25	CAD	5,000	4,626
Province of Quebec	5.750%	12/1/36	CAD	17,240	18,649
Province of Quebec	6.000%	10/1/29	CAD	15,000	15,409
Province of Quebec	6.250%	6/1/32	CAD	15,370	16,655
Province of Quebec	8.500%	4/1/26	CAD	10,000	11,067
Province of Quebec	9.375%	1/16/23	CAD	3,000	3,139
Province of Saskatchewan	2.550%	6/2/26	CAD	4,875	3,773
Province of Saskatchewan	2.750%	12/2/46	CAD	11,950	8,558
Province of Saskatchewan	3.200%	6/3/24	CAD	9,500	7,755
Province of Saskatchewan	3.300%	6/2/48	CAD	5,935	4,750
Province of Saskatchewan	3.400%	2/3/42	CAD	3,500	2,832
Province of Saskatchewan	3.750%	3/5/54	CAD	2,795	2,459
Province of Saskatchewan	3.900%	6/2/45	CAD	6,000	5,278
Province of Saskatchewan	4.750%	6/1/40	CAD	2,400	2,347
Province of Saskatchewan	5.000%	3/5/37	CAD	240	238
Province of Saskatchewan	5.750%	3/5/29	CAD	3,000	2,978
PSP Capital Inc.	2.090%	11/22/23	CAD	4,000	3,073
PSP Capital Inc.	3.290%	4/4/24	CAD	5,375	4,413
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	1,600	1,591
Regional Municipality of York	2.350%	6/9/27	CAD	5,000	3,728
Regional Municipality of York	2.500%	6/2/26	CAD	3,000	2,290
Regional Municipality of York	2.600%	12/15/25	CAD	5,000	3,860
Regional Municipality of York	4.050%	5/1/34	CAD	2,400	2,059
					4,110,366
Total Canada (Cost $5,177,537)					5,084,157
Chile (0.0%)
Sovereign Bonds (0.0%)
Corp. Nacional del Cobre de Chile	2.250%	7/9/24	EUR	3,000	3,704
Republic of Chile	1.625%	1/30/25	EUR	4,000	4,919
Republic of Chile	1.875%	5/27/30	EUR	12,900	15,508
Total Chile (Cost $24,015)					24,131

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
China (0.1%)
Sovereign Bonds (0.1%)
China Development Bank Corp.	0.125%	11/3/19	EUR	500	582
China Development Bank Corp.	0.500%	6/1/21	EUR	22,800	26,634
Export-Import Bank of China	0.250%	12/2/19	EUR	30,000	35,022
Export-Import Bank of China	0.375%	4/26/19	EUR	18,100	21,125
Sinopec Group Overseas Development
2013 Ltd.	2.625%	10/17/20	EUR	2,350	2,924
Sinopec Group Overseas Development
2015 Ltd.	1.000%	4/28/22	EUR	1,000	1,185
State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	2,240	2,794
Total China (Cost $84,216)					90,266
Czech Republic (0.2%)
Sovereign Bonds (0.2%)
CEZ AS	3.000%	6/5/28	EUR	500	658
CEZ AS	4.500%	6/29/20	EUR	550	716
CEZ AS	4.875%	4/16/25	EUR	3,500	5,148
CEZ AS	5.000%	10/19/21	EUR	2,000	2,760
Czech Republic	0.450%	10/25/23	CZK	390,910	17,242
Czech Republic	0.950%	5/15/30	CZK	150,000	6,122
Czech Republic	1.500%	10/29/19	CZK	450,000	20,939
Czech Republic	2.400%	9/17/25	CZK	250,000	12,310
Czech Republic	2.500%	8/25/28	CZK	320,000	15,718
Czech Republic	3.625%	4/14/21	EUR	3,000	3,959
Czech Republic	3.750%	9/12/20	CZK	489,910	24,357
Czech Republic	3.850%	9/29/21	CZK	350,000	17,860
Czech Republic	3.875%	5/24/22	EUR	2,000	2,748
Czech Republic	4.125%	3/18/20	EUR	7,000	9,038
Czech Republic	4.200%	12/4/36	CZK	50,000	2,995
Czech Republic	4.600%	8/18/18	CZK	100,000	4,711
Czech Republic	4.700%	9/12/22	CZK	130,000	7,015
Czech Republic	4.850%	11/26/57	CZK	80,000	5,624
Czech Republic	5.000%	4/11/19	CZK	250,000	12,143
Czech Republic	5.700%	5/25/24	CZK	220,000	13,028
Total Czech Republic (Cost $178,111)					185,091
Denmark (0.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
BRFkredit A/S	0.250%	4/1/21	EUR	10,800	12,719
BRFkredit A/S	0.250%	7/1/23	EUR	8,000	9,326
BRFkredit A/S	0.500%	10/1/26	EUR	3,500	3,999
Danske Bank A/S	0.125%	3/9/21	EUR	2,300	2,704
Danske Bank A/S	0.250%	6/4/20	EUR	3,800	4,484
Danske Bank A/S	0.375%	8/26/19	EUR	6,000	7,078
Danske Bank A/S	1.250%	6/11/21	EUR	10,000	12,221
Danske Bank A/S	1.625%	2/28/20	EUR	5,000	6,080
Danske Bank A/S	3.750%	6/23/22	EUR	500	683
Danske Bank A/S	4.125%	11/26/19	EUR	1,000	1,272
DLR Kredit A/S	1.000%	10/1/22	DKK	50,000	8,119
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/21	DKK	200,000	32,585
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	2,083	352
Nykredit Realkredit A/S	1.000%	7/1/21	DKK	285,000	46,188
Nykredit Realkredit A/S	1.000%	1/1/22	DKK	738,000	120,124

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Nykredit Realkredit A/S	1.750%	1/28/19	EUR	5,000	5,968
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	187,998	29,537
Realkredit Danmark A/S	1.000%	4/1/19	DKK	230,000	36,590
Realkredit Danmark A/S	4.000%	10/1/41	DKK	583	100
					340,129
Corporate Bonds (0.1%)
AP Moeller - Maersk A/S	1.750%	3/18/21	EUR	10,000	12,224
AP Moeller - Maersk A/S	3.375%	8/28/19	EUR	2,000	2,477
AP Moeller - Maersk A/S	4.000%	4/4/25	GBP	4,500	6,448
Carlsberg Breweries A/S	2.500%	5/28/24	EUR	7,000	9,036
Carlsberg Breweries A/S	2.625%	7/3/19	EUR	3,000	3,655
Danske Bank A/S	0.125%	2/14/22	EUR	11,470	13,440
Danske Bank A/S	0.500%	5/6/21	EUR	6,000	7,106
1 Danske Bank A/S	2.750%	5/19/26	EUR	9,000	11,262
ISS Global A/S	1.125%	1/9/20	EUR	7,188	8,561
ISS Global A/S	1.125%	1/7/21	EUR	14,752	17,664
ISS Global A/S	2.125%	12/2/24	EUR	500	629
1 Jyske Bank A/S	2.250%	4/5/29	EUR	10,000	12,040
1 Nykredit Realkredit A/S	2.750%	11/17/27	EUR	7,500	9,391
TDC A/S	1.750%	2/27/27	EUR	5,500	6,556
TDC A/S	5.625%	2/23/23	GBP	3,100	4,789
					125,278
Sovereign Bonds (0.4%)
Kingdom of Denmark	0.250%	11/15/18	DKK	80,000	12,639
Kingdom of Denmark	0.500%	11/15/27	DKK	331,000	52,002
Kingdom of Denmark	1.500%	11/15/23	DKK	240,100	41,198
Kingdom of Denmark	1.750%	11/15/25	DKK	174,000	30,679
Kingdom of Denmark	3.000%	11/15/21	DKK	172,000	30,611
Kingdom of Denmark	4.000%	11/15/19	DKK	85,000	14,558
Kingdom of Denmark	4.500%	11/15/39	DKK	512,950	136,335
Kingdom of Denmark	7.000%	11/10/24	DKK	73,860	17,252
Kommunekredit	0.250%	10/9/20	EUR	3,000	3,547
Kommunekredit	0.250%	3/29/23	EUR	700	822
Kommunekredit	0.250%	2/16/24	EUR	2,000	2,328
Kommunekredit	0.750%	5/18/27	EUR	178	207
Orsted A/S	2.625%	9/19/22	EUR	1,000	1,292
Orsted A/S	4.875%	12/16/21	EUR	3,000	4,163
Orsted A/S	4.875%	1/12/32	GBP	1,000	1,651
Orsted A/S	5.750%	4/9/40	GBP	4,000	7,633
1 Orsted A/S	6.250%	6/26/13	EUR	1,045	1,478
Orsted A/S	6.500%	5/7/19	EUR	1,000	1,282
					359,677
Total Denmark (Cost $781,638)					825,084
Finland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Danske Bank Oyj	0.250%	11/26/20	EUR	10,000	11,812
Danske Bank Oyj	3.875%	6/21/21	EUR	2,000	2,667
Nordea Mortgage Bank plc	0.250%	11/21/23	EUR	5,000	5,834
Nordea Mortgage Bank plc	0.625%	3/17/27	EUR	13,000	15,041
Nordea Mortgage Bank plc	1.000%	11/5/24	EUR	5,900	7,181
Nordea Mortgage Bank plc	1.375%	1/15/20	EUR	11,400	13,775
Nordea Mortgage Bank plc	2.250%	5/3/19	EUR	4,350	5,268

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Nordea Mortgage Bank plc	4.000%	2/10/21	EUR	11,000	14,569
OP Mortgage Bank	0.250%	3/13/24	EUR	10,000	11,633
OP Mortgage Bank	0.625%	9/4/22	EUR	21,600	25,874
OP Mortgage Bank	0.750%	6/11/19	EUR	10,000	11,860
OP Mortgage Bank	1.500%	3/17/21	EUR	10,000	12,302
					137,816
Corporate Bonds (0.0%)
Citycon Oyj	3.750%	6/24/20	EUR	500	639
Nordea Mortgage Bank plc	0.025%	1/24/22	EUR	10,000	11,681
Nordea Mortgage Bank plc	0.625%	10/19/22	EUR	300	359
OP Corporate Bank plc	0.750%	3/3/22	EUR	1,000	1,195
OP Corporate Bank plc	0.875%	6/21/21	EUR	8,000	9,596
OP Corporate Bank plc	2.000%	3/3/21	EUR	3,000	3,729
OP Mortgage Bank	0.250%	5/11/23	EUR	6,745	7,903
Sampo Oyj	1.000%	9/18/23	EUR	500	595
Sampo Oyj	1.500%	9/16/21	EUR	5,800	7,094
					42,791
Sovereign Bonds (0.5%)
6 Finnvera Oyj	0.625%	11/19/21	EUR	10,000	12,010
Fortum Oyj	2.250%	9/6/22	EUR	9,500	11,909
Fortum Oyj	4.000%	5/24/21	EUR	5,000	6,579
Fortum Oyj	6.000%	3/20/19	EUR	1,000	1,263
2 Republic of Finland	0.000%	4/15/22	EUR	25,000	29,519
2 Republic of Finland	0.000%	9/15/23	EUR	33,250	38,833
2 Republic of Finland	0.375%	9/15/20	EUR	45,000	53,832
2 Republic of Finland	0.500%	4/15/26	EUR	15,000	17,722
Republic of Finland	0.500%	9/15/27	EUR	11,000	12,781
2 Republic of Finland	0.750%	4/15/31	EUR	39,700	45,815
2 Republic of Finland	0.875%	9/15/25	EUR	10,000	12,230
Republic of Finland	1.000%	12/17/18	GBP	2,000	2,666
2 Republic of Finland	1.375%	4/15/47	EUR	10,000	11,758
Republic of Finland	1.500%	12/19/19	GBP	1,950	2,632
2 Republic of Finland	1.500%	4/15/23	EUR	35,000	44,427
2 Republic of Finland	1.625%	9/15/22	EUR	7,000	8,903
2 Republic of Finland	2.000%	4/15/24	EUR	28,850	37,886
2 Republic of Finland	2.625%	7/4/42	EUR	13,300	20,405
2 Republic of Finland	2.750%	7/4/28	EUR	11,228	16,059
2 Republic of Finland	3.375%	4/15/20	EUR	18,000	23,032
2 Republic of Finland	3.500%	4/15/21	EUR	13,000	17,238
2 Republic of Finland	4.000%	7/4/25	EUR	10,363	15,585
2 Republic of Finland	4.375%	7/4/19	EUR	14,000	17,704
					460,788
Total Finland (Cost $620,091)					641,395
France (11.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
Arkea Home Loans SFH SA	4.500%	4/13/21	EUR	1,000	1,354
AXA Bank Europe SCF	1.875%	9/20/19	EUR	9,000	10,923
BNP Paribas Home Loan SFH	0.875%	11/14/24	EUR	5,000	6,057
BNP Paribas Home Loan SFH	1.375%	6/17/20	EUR	7,500	9,131
BNP Paribas Home Loan SFH	3.125%	3/22/22	EUR	7,000	9,298
BNP Paribas Home Loan SFH	3.750%	4/20/20	EUR	3,000	3,851
BNP Paribas Home Loan SFH SA	0.250%	9/2/21	EUR	9,000	10,646

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
BPCE SFH SA	0.375%	7/28/20	EUR	700	830
BPCE SFH SA	1.000%	2/24/25	EUR	12,800	15,527
BPCE SFH SA	1.500%	1/30/20	EUR	13,800	16,737
BPCE SFH SA	1.750%	6/27/24	EUR	20,000	25,488
BPCE SFH SA	2.125%	9/17/20	EUR	15,000	18,684
BPCE SFH SA	2.375%	11/29/23	EUR	5,000	6,579
BPCE SFH SA	3.750%	9/13/21	EUR	6,300	8,434
BPCE SFH SA	4.000%	3/23/22	EUR	3,000	4,112
Caisse de Refinancement de l’Habitat SA	1.375%	10/25/19	EUR	11,500	13,866
Caisse de Refinancement de l’Habitat SA	2.400%	1/17/25	EUR	1,120	1,493
Caisse de Refinancement de l’Habitat SA	2.500%	3/29/21	CHF	1,000	1,102
Caisse de Refinancement de l’Habitat SA	3.300%	9/23/22	EUR	9,500	12,874
Caisse de Refinancement de l’Habitat SA	3.500%	6/22/20	EUR	5,000	6,417
Caisse de Refinancement de l’Habitat SA	3.600%	9/13/21	EUR	2,000	2,671
Caisse de Refinancement de l’Habitat SA	3.600%	3/8/24	EUR	10,600	14,985
Caisse de Refinancement de l’Habitat SA	3.750%	2/19/20	EUR	15,000	19,124
Caisse de Refinancement de l’Habitat SA	3.900%	10/20/23	EUR	5,000	7,127
Caisse de Refinancement de l’Habitat SA	4.000%	6/17/22	EUR	19,870	27,507
Caisse de Refinancement de l’Habitat SA	4.300%	2/24/23	EUR	7,000	9,995
Caisse de Refinancement de l’Habitat SA	5.000%	4/8/19	EUR	3,000	3,766
Caisse Francaise de Financement Local	0.200%	4/27/23	EUR	15,600	18,212
Caisse Francaise de Financement Local	0.375%	9/16/19	EUR	3,000	3,545
Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	10,000	11,707
Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	23,100	26,745
Caisse Francaise de Financement Local	0.625%	1/26/23	EUR	17,300	20,690
Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	12,000	14,645
Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	500	566
Caisse Francaise de Financement Local	1.750%	7/16/20	EUR	10,000	12,293
Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	12,000	15,812
Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	9,500	13,447
Caisse Francaise de Financement Local	3.500%	9/24/20	EUR	8,551	11,047
Caisse Francaise de Financement Local	4.250%	1/26/21	EUR	7,000	9,336
Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	4,131
Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	4,000	6,211
Cie de Financement Foncier SA	0.250%	3/16/22	EUR	16,000	18,871
Cie de Financement Foncier SA	0.325%	9/12/23	EUR	10,000	11,733
Cie de Financement Foncier SA	0.500%	9/4/24	EUR	10,000	11,777
Cie de Financement Foncier SA	0.625%	2/10/23	EUR	22,000	26,307
Cie de Financement Foncier SA	0.750%	1/21/25	EUR	16,000	19,045
Cie de Financement Foncier SA	1.125%	3/11/19	EUR	5,900	7,015
Cie de Financement Foncier SA	2.000%	5/7/24	EUR	14,000	18,100
Cie de Financement Foncier SA	2.250%	10/13/21	CHF	3,000	3,315
Cie de Financement Foncier SA	2.375%	11/21/22	EUR	5,800	7,540
Cie de Financement Foncier SA	3.500%	11/5/20	EUR	19,400	25,131
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	4,000	6,583
Cie de Financement Foncier SA	4.000%	10/24/25	EUR	25,300	37,421
Cie de Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,376
Cie de Financement Foncier SA	4.375%	4/25/19	EUR	4,600	5,736
Cie de Financement Foncier SA	4.375%	4/15/21	EUR	8,128	10,956
Cie de Financement Foncier SA	4.875%	5/25/21	EUR	16,544	22,722
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	2,350	4,074
Cie de Financement Foncier SA	5.750%	10/4/21	EUR	500	716
CIF Euromortgage SA	3.750%	10/23/19	EUR	7,000	8,809
Credit Agricole Home Loan SFH	0.625%	11/28/22	EUR	15,000	17,974

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Credit Agricole Home Loan SFH	1.250%	3/24/31	EUR	8,000	9,478
Credit Agricole Home Loan SFH	1.625%	3/11/20	EUR	8,400	10,244
Credit Agricole Home Loan SFH	3.875%	1/12/21	EUR	7,500	9,898
Credit Agricole Home Loan SFH	4.000%	1/17/22	EUR	5,000	6,829
Credit Agricole Home Loan SFH	4.000%	7/16/25	EUR	2,000	2,954
Credit Agricole Home Loan SFH SA	0.375%	10/21/21	EUR	10,000	11,893
Credit Agricole Home Loan SFH SA	0.625%	9/11/23	EUR	3,000	3,584
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	10,100	11,787
Credit Agricole Public Sector SCF	1.875%	9/20/19	EUR	1,500	1,823
Credit Agricole Public Sector SCF	1.875%	6/7/23	EUR	6,200	7,913
Credit Mutuel - CIC Home Loan SFH	0.500%	1/21/22	EUR	10,000	11,929
Credit Mutuel - CIC Home Loan SFH	1.125%	2/6/19	EUR	6,300	7,482
Credit Mutuel - CIC Home Loan SFH	1.375%	4/22/20	EUR	6,500	7,895
Credit Mutuel - CIC Home Loan SFH	2.500%	9/11/23	EUR	3,000	3,969
Credit Mutuel - CIC Home Loan SFH	4.125%	1/16/23	EUR	6,100	8,597
Credit Mutuel - CIC Home Loan SFH SA	4.125%	1/19/24	EUR	1,000	1,444
Credit Mutuel - CIC Home Loan SFH SA	4.375%	3/17/21	EUR	1,400	1,884
Credit Mutuel Arkea Home Loans SFH	2.375%	7/11/23	EUR	6,000	7,853
HSBC SFH France SA	0.375%	3/11/22	EUR	5,000	5,940
HSBC SFH France SA	1.875%	10/28/20	EUR	2,000	2,481
HSBC SFH France SA	2.000%	10/16/23	EUR	2,500	3,228
La Banque Postale Home Loan SFH	0.175%	4/22/22	EUR	5,000	5,883
La Banque Postale Home Loan SFH	2.375%	1/15/24	EUR	4,800	6,328
La Banque Postale Home Loan SFH SA	1.875%	9/11/20	EUR	5,800	7,174
Societe Generale SCF SA	4.250%	2/3/23	EUR	4,600	6,530
Societe Generale SCF SA	5.000%	3/27/19	EUR	8,000	10,027
Societe Generale SFH	1.625%	1/5/21	EUR	1,000	1,234
Societe Generale SFH	1.750%	3/5/20	EUR	3,000	3,667
Societe Generale SFH	2.000%	4/29/24	EUR	5,000	6,472
Societe Generale SFH	4.000%	1/18/22	EUR	2,000	2,731
Societe Generale SFH SA	0.125%	2/27/20	EUR	1,000	1,178
					892,495
Corporate Bonds (1.8%)
Accor SA	1.250%	1/25/24	EUR	9,500	11,251
Accor SA	2.375%	9/17/23	EUR	2,300	2,919
Accor SA	2.625%	2/5/21	EUR	2,000	2,515
Air Liquide Finance SA	0.500%	6/13/22	EUR	1,300	1,541
Air Liquide Finance SA	1.250%	6/3/25	EUR	5,600	6,841
Air Liquide Finance SA	1.250%	6/13/28	EUR	1,000	1,198
Air Liquide Finance SA	2.125%	10/15/21	EUR	5,300	6,695
Air Liquide SA	2.375%	9/6/23	EUR	2,300	2,990
Airbus Finance BV	0.875%	5/13/26	EUR	800	932
Airbus Finance BV	1.375%	5/13/31	EUR	6,336	7,399
Airbus Finance BV	2.125%	10/29/29	EUR	700	897
Airbus Finance BV	2.375%	4/2/24	EUR	3,700	4,800
APRR SA	1.125%	1/15/21	EUR	12,200	14,675
APRR SA	1.125%	1/9/26	EUR	400	475
APRR SA	1.250%	1/6/27	EUR	800	954
APRR SA	1.875%	1/15/25	EUR	2,400	3,011
APRR SA	2.250%	1/16/20	EUR	2,000	2,450
APRR SA	4.875%	1/21/19	EUR	1,000	1,236
Arkema SA	1.500%	4/20/27	EUR	10,000	11,936
Arkema SA	3.850%	4/30/20	EUR	9,500	12,141
Auchan Holding SA	1.750%	4/23/21	EUR	3,100	3,823

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Auchan Holding SA	2.250%	4/6/23	EUR	6,000	7,653
Auchan Holding SA	2.375%	12/12/22	EUR	2,000	2,564
Auchan Holding SA	6.000%	4/15/19	EUR	500	635
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	700	824
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	1,300	1,546
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,400	4,488
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	5,200	6,936
Autoroutes du Sud de la France SA	4.125%	4/13/20	EUR	2,250	2,892
Autoroutes du Sud de la France SA	5.625%	7/4/22	EUR	100	146
AXA Bank Europe SCF	0.125%	3/14/22	EUR	1,000	1,172
AXA SA	1.125%	5/15/28	EUR	100	122
1 AXA SA	3.375%	7/6/47	EUR	10,650	13,949
1 AXA SA	3.875%	5/20/49	EUR	950	1,251
1 AXA SA	3.941%	11/29/49	EUR	9,480	12,530
1 AXA SA	5.125%	7/4/43	EUR	7,000	9,849
AXA SA	5.250%	4/16/40	EUR	2,350	3,064
1 AXA SA	5.625%	1/16/54	GBP	8,870	14,018
1 AXA SA	6.686%	7/29/49	GBP	1,800	2,840
1 AXA SA	6.772%	10/29/49	GBP	2,574	3,760
AXA SA	7.125%	12/15/20	GBP	500	773
Banque Federative du Credit Mutuel SA	0.250%	6/14/19	EUR	8,500	9,968
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	1,100	1,327
Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	200	247
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	900	1,066
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	11,000	13,622
Banque Federative du Credit Mutuel SA	2.625%	2/24/21	EUR	16,000	20,234
Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	10,000	13,118
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	8,000	10,697
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	17,324	22,356
Banque Federative du Credit Mutuel SA	3.250%	8/23/22	EUR	5,500	7,343
Banque Federative du Credit Mutuel SA	4.000%	10/22/20	EUR	4,000	5,202
1 BNP Paribas Cardif SA	4.032%	11/29/49	EUR	1,200	1,557
BNP Paribas SA	0.500%	6/1/22	EUR	5,000	5,914
BNP Paribas SA	1.125%	8/16/22	GBP	4,000	5,235
BNP Paribas SA	1.125%	1/15/23	EUR	1,000	1,212
BNP Paribas SA	1.375%	11/21/18	EUR	4,500	5,331
BNP Paribas SA	2.000%	1/28/19	EUR	5,000	5,987
BNP Paribas SA	2.250%	1/13/21	EUR	12,500	15,608
BNP Paribas SA	2.375%	11/20/19	GBP	3,350	4,581
BNP Paribas SA	2.375%	5/20/24	EUR	18,500	23,975
BNP Paribas SA	2.375%	2/17/25	EUR	5,000	6,215
1 BNP Paribas SA	2.625%	10/14/27	EUR	3,100	3,893
BNP Paribas SA	2.875%	10/24/22	EUR	5,000	6,579
BNP Paribas SA	2.875%	9/26/23	EUR	5,000	6,635
1 BNP Paribas SA	2.875%	3/20/26	EUR	6,000	7,485
BNP Paribas SA	2.875%	10/1/26	EUR	4,700	6,032
Bouygues SA	1.375%	6/7/27	EUR	700	840
Bouygues SA	3.625%	1/16/23	EUR	2,500	3,419
Bouygues SA	3.641%	10/29/19	EUR	2,500	3,129
Bouygues SA	4.500%	2/9/22	EUR	21,500	29,717
Bouygues SA	5.500%	10/6/26	GBP	8,100	13,357
BPCE SA	0.375%	10/5/23	EUR	10,000	11,585
BPCE SA	0.750%	1/22/20	EUR	1,500	1,782
BPCE SA	1.125%	1/18/23	EUR	1,000	1,197

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
BPCE SA	1.375%	5/22/19	EUR	5,000	5,970
BPCE SA	2.125%	3/17/21	EUR	8,600	10,726
1 BPCE SA	2.750%	7/8/26	EUR	9,000	11,199
BPCE SA	2.875%	1/16/24	EUR	8,500	11,370
BPCE SA	4.250%	2/6/23	EUR	100	140
BPCE SA	4.625%	7/18/23	EUR	1,500	2,097
BPCE SA	5.250%	4/16/29	GBP	3,000	4,734
BPCE SFH SA	0.375%	2/10/23	EUR	100	118
BPCE SFH SA	0.375%	2/21/24	EUR	12,700	14,868
BPCE SFH SA	1.000%	6/8/29	EUR	4,600	5,369
Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	1,000	1,168
Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	5,000	5,807
Cap Gemini SA	1.750%	7/1/20	EUR	23,300	28,302
Cap Gemini SA	2.500%	7/1/23	EUR	6,000	7,739
CARMILA SAS	2.375%	9/16/24	EUR	4,000	5,031
Carrefour SA	0.750%	4/26/24	EUR	8,100	9,492
Carrefour SA	1.250%	6/3/25	EUR	2,000	2,401
Carrefour SA	1.750%	5/22/19	EUR	6,900	8,276
Carrefour SA	4.000%	4/9/20	EUR	6,000	7,678
Cie de Saint-Gobain	0.000%	3/27/20	EUR	15,000	17,503
Cie de Saint-Gobain	1.000%	3/17/25	EUR	900	1,063
1 CNP Assurances	4.250%	6/5/45	EUR	2,800	3,731
1 CNP Assurances	4.500%	6/10/47	EUR	17,500	23,605
1 CNP Assurances	6.000%	9/14/40	EUR	4,000	5,410
1 CNP Assurances	6.875%	9/30/41	EUR	500	720
1 CNP Assurances	7.375%	9/30/41	GBP	1,000	1,576
Compagnie De St. Gobain SA	3.625%	3/28/22	EUR	5,000	6,684
Compagnie Financiere et Industrielle
des Autoroutes SA	5.000%	5/24/21	EUR	17,400	23,842
1 Credit Agricole Assurances SA	4.250%	1/29/49	EUR	2,000	2,620
1 Credit Agricole Assurances SA	4.500%	10/31/49	EUR	2,100	2,806
1 Credit Agricole Assurances SA	4.750%	9/27/48	EUR	10,000	13,831
Credit Agricole SA	0.875%	1/19/22	EUR	12,000	14,396
Credit Agricole SA	1.250%	4/14/26	EUR	100	120
Credit Agricole SA	1.875%	12/20/26	EUR	100	123
Credit Agricole SA	2.375%	11/27/20	EUR	5,000	6,263
Credit Agricole SA	2.375%	5/20/24	EUR	2,000	2,596
Credit Agricole SA	2.625%	3/17/27	EUR	34,900	44,142
Credit Agricole SA	3.125%	7/17/23	EUR	700	938
Credit Agricole SA	3.125%	2/5/26	EUR	4,100	5,668
Credit Agricole SA	3.875%	2/13/19	EUR	4,000	4,907
Credit Agricole SA	5.875%	6/11/19	EUR	4,000	5,100
Credit Mutuel - CIC Home Loan SFH SA	1.750%	6/19/24	EUR	30,000	38,287
Credit Mutuel Arkea SA	1.000%	1/26/23	EUR	8,500	10,201
Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	21,200	25,088
Credit Mutuel Arkea SA	3.250%	6/1/26	EUR	100	130
Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	23,700	31,240
Danone SA	0.167%	11/3/20	EUR	14,700	17,253
Danone SA	0.424%	11/3/22	EUR	6,200	7,285
Danone SA	1.208%	11/3/28	EUR	4,900	5,749
Danone SA	1.250%	5/30/24	EUR	100	122
Danone SA	1.375%	6/10/19	EUR	2,600	3,108
Danone SA	2.250%	11/15/21	EUR	2,000	2,524
Engie SA	0.875%	3/27/24	EUR	2,000	2,378

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Engie SA	1.375%	5/19/20	EUR	7,000	8,467
Engie SA	1.500%	3/27/28	EUR	1,600	1,933
Engie SA	1.500%	3/13/35	EUR	3,000	3,436
Engie SA	2.625%	7/20/22	EUR	800	1,041
Engie SA	3.000%	2/1/23	EUR	4,000	5,319
1 Engie SA	3.000%	6/29/49	EUR	2,400	2,907
1 Engie SA	3.875%	6/2/49	EUR	3,700	4,868
1 Engie SA	4.625%	1/10/49	GBP	1,800	2,473
1 Engie SA	4.750%	7/29/49	EUR	6,000	7,956
Engie SA	5.000%	10/1/60	GBP	3,150	6,607
Engie SA	5.950%	3/16/11	EUR	1,000	2,041
Engie SA	6.125%	2/11/21	GBP	700	1,078
Engie SA	6.875%	1/24/19	EUR	250	316
Engie SA	7.000%	10/30/28	GBP	850	1,637
Eutelsat SA	2.625%	1/13/20	EUR	5,000	6,129
Eutelsat SA	5.000%	1/14/19	EUR	3,700	4,574
Fonciere Des Regions	1.875%	5/20/26	EUR	100	123
Gecina SA	1.000%	1/30/29	EUR	2,000	2,236
Gecina SA	1.500%	1/20/25	EUR	10,500	12,802
Gecina SA	2.000%	6/17/24	EUR	100	126
Holding d’Infrastructures de Transport SAS	2.250%	3/24/25	EUR	4,000	5,059
Holding d’Infrastructures de Transport SAS	4.875%	10/27/21	EUR	500	690
ICADE	1.125%	11/17/25	EUR	10,600	12,447
ICADE	2.250%	4/16/21	EUR	5,000	6,255
Imerys SA	0.875%	3/31/22	EUR	600	715
Imerys SA	1.500%	1/15/27	EUR	100	119
Imerys SA	2.000%	12/10/24	EUR	600	751
Infra Park SAS	1.250%	10/16/20	EUR	8,000	9,611
JCDecaux SA	1.000%	6/1/23	EUR	10,000	11,937
Kering	0.875%	3/28/22	EUR	100	120
Kering	2.500%	7/15/20	EUR	10,500	13,091
Klepierre	1.250%	9/29/31	EUR	200	223
Klepierre	1.875%	2/19/26	EUR	7,600	9,550
Klepierre	2.750%	9/17/19	EUR	5,400	6,632
Legrand SA	1.875%	7/6/32	EUR	500	619
Legrand SA	3.375%	4/19/22	EUR	300	400
LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	10,077	11,988
LVMH Moet Hennessy Louis Vuitton SE	1.000%	9/24/21	EUR	2,000	2,419
LVMH Moet Hennessy Louis Vuitton SE	1.250%	11/4/19	EUR	7,400	8,880
LVMH Moet Hennessy Louis Vuitton SE	1.750%	11/13/20	EUR	100	123
Mercialys SA	1.787%	3/31/23	EUR	5,100	6,214
Mercialys SA	4.125%	3/26/19	EUR	200	246
Michelin Luxembourg SCS	1.125%	5/28/22	EUR	200	242
Michelin Luxembourg SCS	1.750%	5/28/27	EUR	100	125
Orange SA	0.875%	2/3/27	EUR	900	1,042
Orange SA	1.000%	5/12/25	EUR	10,000	11,895
Orange SA	1.500%	9/9/27	EUR	7,000	8,552
Orange SA	1.875%	10/2/19	EUR	10,100	12,226
Orange SA	2.500%	3/1/23	EUR	100	130
Orange SA	3.125%	1/9/24	EUR	8,000	10,796
Orange SA	3.375%	9/16/22	EUR	3,400	4,555
1 Orange SA	4.000%	10/29/49	EUR	11,000	14,168
1 Orange SA	4.250%	2/28/49	EUR	5,000	6,273
Orange SA	5.250%	12/5/25	GBP	2,200	3,582

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
1 Orange SA	5.250%	12/29/49	EUR	7,150	9,814
Orange SA	5.375%	11/22/50	GBP	3,650	6,909
1 Orange SA	5.875%	2/28/49	GBP	2,500	3,700
Orange SA	7.250%	11/10/20	GBP	400	625
Orange SA	8.125%	11/20/28	GBP	1,000	2,023
Orange SA	8.125%	1/28/33	EUR	600	1,312
Pernod Ricard SA	1.500%	5/18/26	EUR	3,000	3,652
Pernod Ricard SA	2.000%	6/22/20	EUR	12,900	15,846
Publicis Groupe SA	1.125%	12/16/21	EUR	10,000	12,060
Publicis Groupe SA	1.625%	12/16/24	EUR	5,200	6,404
RCI Banque SA	0.500%	9/15/23	EUR	11,800	13,645
RCI Banque SA	0.625%	11/10/21	EUR	1,967	2,323
RCI Banque SA	0.750%	1/12/22	EUR	900	1,066
RCI Banque SA	1.000%	5/17/23	EUR	5,900	7,038
RCI Banque SA	1.125%	9/30/19	EUR	3,000	3,575
RCI Banque SA	1.375%	11/17/20	EUR	4,000	4,843
RCI Banque SA	1.375%	3/8/24	EUR	500	605
RCI Banque SA	1.625%	4/11/25	EUR	7,000	8,562
RCI Banque SA	2.250%	3/29/21	EUR	2,900	3,615
Renault SA	3.125%	3/5/21	EUR	2,125	2,721
SANEF SA	0.950%	10/19/28	EUR	1,300	1,437
Sanofi	0.000%	1/13/20	EUR	1,000	1,171
Sanofi	0.000%	9/13/22	EUR	5,000	5,797
Sanofi	1.125%	4/5/28	EUR	10,400	12,425
Sanofi	1.750%	9/10/26	EUR	7,000	8,898
Sanofi	1.875%	9/4/20	EUR	6,100	7,487
Sanofi	2.500%	11/14/23	EUR	5,000	6,582
Sanofi	4.125%	10/11/19	EUR	11,000	13,908
Schneider Electric SE	0.250%	9/9/24	EUR	1,000	1,134
Schneider Electric SE	0.875%	3/11/25	EUR	2,500	2,948
Schneider Electric SE	2.500%	9/6/21	EUR	1,000	1,273
Societe Generale SA	0.750%	11/25/20	EUR	10,000	11,928
Societe Generale SA	1.000%	4/1/22	EUR	10,000	11,926
Societe Generale SA	2.250%	1/23/20	EUR	9,000	11,039
1 Societe Generale SA	2.500%	9/16/26	EUR	2,000	2,477
Societe Generale SA	4.000%	6/7/23	EUR	4,400	5,953
Societe Generale SA	4.250%	7/13/22	EUR	2,500	3,460
Societe Generale SA	4.750%	3/2/21	EUR	1,000	1,348
Societe Generale SA	5.000%	12/20/18	GBP	2,790	3,872
Societe Generale SFH SA	0.500%	1/20/23	EUR	1,700	2,023
Sodexo SA	2.500%	6/24/26	EUR	600	793
Suez	2.750%	10/9/23	EUR	3,000	3,979
1 Suez	3.000%	6/23/49	EUR	3,400	4,197
Suez	4.078%	5/17/21	EUR	2,000	2,665
Suez	4.125%	6/24/22	EUR	400	553
Suez	5.500%	7/22/24	EUR	7,700	11,936
Suez	6.250%	4/8/19	EUR	7,750	9,855
TDF Infrastructure SAS	2.500%	4/7/26	EUR	800	984
TDF Infrastructure SAS	2.875%	10/19/22	EUR	21,200	27,085
Total Capital Canada Ltd.	1.125%	3/18/22	EUR	13,000	15,812
Total Capital Canada Ltd.	1.875%	7/9/20	EUR	7,800	9,573
Total Capital International SA	0.750%	7/12/28	EUR	10,000	11,367
Total Capital International SA	1.375%	3/19/25	EUR	5,500	6,773
Total Capital International SA	2.125%	11/19/21	EUR	3,300	4,170

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Total Capital International SA	2.125%	3/15/23	EUR	4,000	5,128
Total Capital International SA	2.500%	3/25/26	EUR	2,000	2,671
Total Capital International SA	2.875%	11/19/25	EUR	4,000	5,469
Total Capital International SA	4.250%	11/26/21	AUD	2,798	2,251
Total Capital SA	3.875%	12/14/18	GBP	5,000	6,861
Total Capital SA	4.875%	1/28/19	EUR	1,200	1,488
1 Total SA	2.250%	12/29/49	EUR	9,000	10,991
1 Total SA	2.625%	12/29/49	EUR	6,000	7,373
1 Total SA	2.708%	12/31/49	EUR	13,000	16,221
1 Total SA	3.369%	12/31/49	EUR	7,000	8,971
Transport et Infrastructures Gaz France SA	4.339%	7/7/21	EUR	2,000	2,678
Unibail-Rodamco SE	0.875%	2/21/25	EUR	1,000	1,183
Unibail-Rodamco SE	1.000%	3/14/25	EUR	10,000	11,926
Unibail-Rodamco SE	1.375%	3/9/26	EUR	584	711
Unibail-Rodamco SE	1.375%	4/15/30	EUR	16,500	19,354
Unibail-Rodamco SE	2.000%	4/28/36	EUR	1,200	1,467
Unibail-Rodamco SE	2.375%	2/25/21	EUR	2,000	2,521
Unibail-Rodamco SE	2.500%	2/26/24	EUR	1,890	2,485
Unibail-Rodamco SE	2.500%	6/4/26	EUR	500	661
Unibail-Rodamco SE	3.000%	3/22/19	EUR	500	608
Valeo SA	0.625%	1/11/23	EUR	11,000	13,040
Veolia Environnement SA	1.590%	1/10/28	EUR	5,700	6,913
Veolia Environnement SA	4.247%	1/6/21	EUR	3,000	3,961
Veolia Environnement SA	4.625%	3/30/27	EUR	9,200	14,207
Veolia Environnement SA	6.125%	11/25/33	EUR	2,200	4,156
Veolia Environnement SA	6.125%	10/29/37	GBP	4,000	7,744
Vinci SA	3.375%	3/30/20	EUR	1,600	2,021
Vivendi SA	1.875%	5/26/26	EUR	400	497
					1,700,097
Sovereign Bonds (8.9%)
Aeroports de Paris	1.500%	7/24/23	EUR	5,000	6,187
Aeroports de Paris	1.500%	4/7/25	EUR	4,000	4,933
Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,366
Aeroports de Paris	3.125%	6/11/24	EUR	2,000	2,726
Agence Francaise de Developpement	0.125%	3/31/21	EUR	10,000	11,780
Agence Francaise de Developpement	0.250%	7/21/26	EUR	17,100	19,138
Agence Francaise de Developpement	1.250%	5/25/19	EUR	6,400	7,651
Agence Francaise de Developpement	1.375%	9/17/24	EUR	30,500	37,948
Agence Francaise de Developpement	2.125%	2/15/21	EUR	35,000	43,899
Agence Francaise de Developpement	2.250%	5/27/25	EUR	10,000	13,168
Agence Francaise de Developpement	3.750%	2/15/27	EUR	3,600	5,313
Agence Francaise de Developpement	4.000%	1/28/19	EUR	5,000	6,145
Bpifrance Financement SA	0.125%	11/25/20	EUR	15,000	17,685
Bpifrance Financement SA	0.500%	5/25/25	EUR	10,000	11,696
Bpifrance Financement SA	0.750%	10/25/21	EUR	47,600	57,509
Bpifrance Financement SA	0.750%	11/25/24	EUR	15,000	17,942
Bpifrance Financement SA	1.000%	10/25/19	EUR	5,000	5,993
Bpifrance Financement SA	2.750%	10/25/25	EUR	28,000	38,720
7 Caisse Centrale du Credit Immobilier de
France SA	1.125%	4/22/19	EUR	19,000	22,820
Caisse d’Amortissement de la Dette
Sociale	0.050%	11/25/20	EUR	94,000	110,899
7 Caisse d’Amortissement de la Dette
Sociale	0.125%	11/25/22	EUR	14,000	16,497

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Caisse d’Amortissement de la Dette
Sociale	0.500%	5/25/23	EUR	80,000	95,809
Caisse d’Amortissement de la Dette
Sociale	1.125%	5/25/19	EUR	5,000	5,973
Caisse d’Amortissement de la Dette
Sociale	1.375%	11/25/24	EUR	15,000	18,889
Caisse d’Amortissement de la Dette
Sociale	2.375%	1/25/24	EUR	43,500	57,964
Caisse d’Amortissement de la Dette
Sociale	2.500%	10/25/22	EUR	3,000	3,951
Caisse d’Amortissement de la Dette
Sociale	3.750%	10/25/20	EUR	2,000	2,622
Caisse d’Amortissement de la Dette
Sociale	4.000%	10/25/19	EUR	12,700	16,132
Caisse d’Amortissement de la Dette
Sociale	4.000%	12/15/25	EUR	8,000	12,025
Caisse d’Amortissement de la Dette
Sociale	4.125%	4/25/23	EUR	5,000	7,151
Caisse d’Amortissement de la Dette
Sociale	4.250%	4/25/20	EUR	3,000	3,907
Caisse d’Amortissement de la Dette
Sociale	4.375%	10/25/21	EUR	8,000	11,069
Caisse des Depots et Consignations	1.500%	12/23/19	GBP	5,000	6,745
Coentreprise de Transport d’Electricite SA	2.125%	7/29/32	EUR	15,000	18,334
4 Dexia Credit Local SA	2.000%	1/22/21	EUR	8,000	9,970
Electricite de France SA	1.000%	10/13/26	EUR	21,100	24,582
Electricite de France SA	1.875%	10/13/36	EUR	10,200	11,264
Electricite de France SA	2.250%	4/27/21	EUR	7,000	8,792
Electricite de France SA	2.750%	3/10/23	EUR	5,900	7,727
Electricite de France SA	3.875%	1/18/22	EUR	3,000	4,048
Electricite de France SA	4.000%	11/12/25	EUR	2,150	3,109
Electricite de France SA	4.125%	3/25/27	EUR	4,000	5,893
1 Electricite de France SA	4.125%	1/29/49	EUR	5,900	7,472
1 Electricite de France SA	4.250%	12/29/49	EUR	4,000	4,968
Electricite de France SA	4.500%	11/12/40	EUR	3,900	6,094
Electricite de France SA	4.625%	9/11/24	EUR	5,000	7,355
1 Electricite de France SA	5.000%	1/22/49	EUR	3,000	3,952
Electricite de France SA	5.125%	9/22/50	GBP	1,800	3,083
Electricite de France SA	5.375%	5/29/20	EUR	13,600	18,075
1 Electricite de France SA	5.375%	1/29/49	EUR	3,400	4,583
Electricite de France SA	5.500%	3/27/37	GBP	2,800	4,773
Electricite de France SA	5.500%	10/17/41	GBP	4,100	7,108
Electricite de France SA	5.625%	2/21/33	EUR	4,000	6,923
Electricite de France SA	5.875%	7/18/31	GBP	3,700	6,483
1 Electricite de France SA	5.875%	7/22/49	GBP	2,500	3,491
1 Electricite de France SA	6.000%	12/29/49	GBP	3,800	5,467
Electricite de France SA	6.000%	1/23/14	GBP	6,200	11,746
Electricite de France SA	6.125%	6/2/34	GBP	4,800	8,620
Electricite de France SA	6.250%	1/25/21	EUR	7,200	10,084
Electricite de France SA	6.250%	5/30/28	GBP	3,000	5,285
French Republic	0.000%	2/25/19	EUR	212,300	249,469
French Republic	0.000%	5/25/20	EUR	233,000	275,450
French Republic	0.000%	5/25/21	EUR	101,000	119,463
French Republic	0.000%	5/25/22	EUR	160,000	188,649

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
French Republic	0.250%	11/25/20	EUR	166,000	197,850
French Republic	0.250%	11/25/26	EUR	150,000	170,511
French Republic	0.500%	11/25/19	EUR	113,000	134,771
French Republic	0.500%	5/25/25	EUR	141,500	167,915
French Republic	0.500%	5/25/26	EUR	195,000	228,501
French Republic	1.000%	11/25/18	EUR	81,000	96,011
French Republic	1.000%	5/25/19	EUR	275,850	329,815
French Republic	1.000%	11/25/25	EUR	35,000	42,932
French Republic	1.000%	5/25/27	EUR	551,100	665,677
2 French Republic	1.250%	5/25/36	EUR	105,000	120,663
French Republic	1.500%	5/25/31	EUR	236,000	291,313
French Republic	1.750%	5/25/23	EUR	266,000	342,096
French Republic	1.750%	11/25/24	EUR	149,641	193,840
2 French Republic	1.750%	6/25/39	EUR	20,000	24,697
2 French Republic	1.750%	5/25/66	EUR	88,000	98,024
2 French Republic	2.000%	5/25/48	EUR	10,010	12,411
French Republic	2.250%	10/25/22	EUR	211,000	276,032
French Republic	2.250%	5/25/24	EUR	85,000	113,298
French Republic	2.500%	10/25/20	EUR	228,000	289,831
French Republic	2.500%	5/25/30	EUR	70,500	97,500
French Republic	2.750%	10/25/27	EUR	66,950	93,942
French Republic	3.000%	4/25/22	EUR	109,500	146,654
French Republic	3.250%	10/25/21	EUR	89,400	119,362
French Republic	3.250%	5/25/45	EUR	125,600	198,631
French Republic	3.500%	4/25/20	EUR	100,000	128,423
French Republic	3.500%	4/25/26	EUR	112,000	164,551
French Republic	3.750%	10/25/19	EUR	90,000	114,118
French Republic	3.750%	4/25/21	EUR	58,000	77,576
French Republic	4.000%	10/25/38	EUR	105,000	181,397
French Republic	4.000%	4/25/55	EUR	40,700	75,727
French Republic	4.000%	4/25/60	EUR	32,750	62,352
French Republic	4.250%	10/25/23	EUR	110,000	161,355
French Republic	4.500%	4/25/41	EUR	158,500	296,319
French Republic	4.750%	4/25/35	EUR	61,300	111,555
French Republic	5.500%	4/25/29	EUR	66,000	116,914
French Republic	5.750%	10/25/32	EUR	76,500	147,324
French Republic	6.000%	10/25/25	EUR	55,000	93,369
French Republic	8.250%	4/25/22	EUR	14,000	22,597
French Republic	8.500%	10/25/19	EUR	10,000	13,780
1 La Banque Postale SA	2.750%	4/23/26	EUR	2,000	2,478
La Banque Postale SA	3.000%	6/9/28	EUR	2,000	2,602
La Poste SA	1.125%	6/4/25	EUR	10,000	12,057
La Poste SA	2.750%	11/26/24	EUR	4,200	5,617
Regie Autonome des Transports Parisiens	2.625%	11/6/19	CHF	3,000	3,196
Region of Ile de France	0.625%	4/23/27	EUR	5,000	5,732
Region of Ile de France	1.375%	3/14/29	EUR	100	121
Region of Ile de France	2.250%	6/10/23	EUR	900	1,189
Region of Ile de France	3.625%	3/27/24	EUR	13,300	18,763
RTE Reseau de Transport d’Electricite SA	2.000%	4/18/36	EUR	500	612
RTE Reseau de Transport d’Electricite SA	2.125%	9/20/19	EUR	400	486
RTE Reseau de Transport d’Electricite SA	2.750%	6/20/29	EUR	2,400	3,268
RTE Reseau de Transport d’Electricite SA	4.125%	2/3/21	EUR	1,400	1,857
SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	12,000	14,374
SA de Gestion de Stocks de Securite	1.750%	10/22/19	EUR	5,000	6,075

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
SNCF Mobilities EPIC	4.125%	2/19/25	EUR	700	1,033
SNCF Mobilities EPIC	4.875%	6/12/23	EUR	4,000	5,892
SNCF Reseau	1.125%	5/25/30	EUR	28,100	32,564
SNCF Reseau	1.500%	5/29/37	EUR	18,000	20,391
SNCF Reseau	3.125%	10/25/28	EUR	7,000	10,033
SNCF Reseau	4.250%	10/7/26	EUR	1,500	2,296
SNCF Reseau	4.375%	6/2/22	EUR	15,000	21,040
SNCF Reseau	4.830%	3/25/60	GBP	1,000	2,170
SNCF Reseau	5.000%	10/10/33	EUR	10,500	18,576
SNCF Reseau	5.000%	3/11/52	GBP	3,500	7,398
SNCF Reseau	5.250%	12/7/28	GBP	17,000	29,716
SNCF Reseau	5.500%	12/1/21	GBP	3,000	4,661
SNCF Reseau	6.000%	10/12/20	EUR	9,000	12,455
SNCF Reseau EPIC	0.100%	5/27/21	EUR	28,000	32,944
SNCF Reseau EPIC	2.250%	12/20/47	EUR	1,500	1,844
Societe Nationale des Chemins de Fer
Francais	3.625%	6/3/20	EUR	3,711	4,765
7 UNEDIC	0.000%	11/25/20	EUR	9,000	10,584
UNEDIC	0.040%	5/25/19	EUR	18,000	21,139
7 UNEDIC	0.625%	2/17/25	EUR	10,000	11,941
7 UNEDIC	0.625%	3/3/26	EUR	10,000	11,835
7 UNEDIC	0.875%	10/25/22	EUR	18,000	21,975
7 UNEDIC	1.250%	5/29/20	EUR	5,000	6,079
7 UNEDIC	1.250%	10/21/27	EUR	1,500	1,842
7 UNEDIC	1.500%	4/16/21	EUR	36,000	44,601
7 UNEDIC	2.250%	4/5/23	EUR	7,000	9,159
UNEDIC	2.375%	5/25/24	EUR	3,000	4,004
					8,403,562
Total France (Cost $10,489,113)					10,996,154
Germany (10.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Bayerische Landesbank	0.350%	12/1/22	EUR	5,000	5,921
Bayerische Landesbank	1.000%	7/9/21	EUR	250	304
Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	6,312
Bayerische Landesbank	2.000%	7/11/22	EUR	700	893
Berlin Hyp AG	0.000%	3/15/19	EUR	2,000	2,342
Berlin Hyp AG	0.125%	10/22/20	EUR	5,000	5,891
Berlin Hyp AG	0.125%	10/23/23	EUR	500	582
Berlin Hyp AG	0.125%	1/5/24	EUR	10,000	11,603
Berlin Hyp AG	0.375%	5/3/24	EUR	1,100	1,294
Berlin Hyp AG	1.250%	4/23/21	EUR	6,000	7,339
Commerzbank AG	0.250%	1/26/22	EUR	4,000	4,724
Commerzbank AG	0.375%	9/30/19	EUR	10,000	11,814
Commerzbank AG	0.500%	6/9/26	EUR	15,000	17,423
Commerzbank AG	0.875%	9/8/25	EUR	10,100	12,179
Commerzbank AG	1.000%	2/5/19	EUR	3,000	3,555
Commerzbank AG	4.125%	4/7/21	EUR	4,500	6,018
Commerzbank AG	4.375%	7/2/19	EUR	4,500	5,657
Deutsche Bank AG	0.250%	3/8/24	EUR	9,300	10,818
Deutsche Bank AG	0.250%	8/31/28	EUR	5,000	5,411
Deutsche Bank AG	1.375%	9/7/20	EUR	2,000	2,434
Deutsche Genossenschafts-
Hypothekenbank AG	0.125%	9/30/22	EUR	13,000	15,230

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Deutsche Genossenschafts-
Hypothekenbank AG	0.375%	3/31/26	EUR	5,900	6,805
Deutsche Genossenschafts-
Hypothekenbank AG	0.500%	9/30/26	EUR	10,000	11,589
Deutsche Hypothekenbank AG	0.125%	4/20/22	EUR	5,000	5,860
Deutsche Hypothekenbank AG	1.375%	6/10/20	EUR	1,500	1,823
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	1,500	1,716
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	1,000	1,266
Deutsche Pfandbriefbank AG	0.050%	8/9/21	EUR	1,000	1,172
Deutsche Pfandbriefbank AG	0.125%	11/27/20	EUR	10,000	11,768
Deutsche Pfandbriefbank AG	0.200%	3/1/22	EUR	5,450	6,408
Deutsche Pfandbriefbank AG	0.250%	7/30/20	EUR	5,500	6,493
Deutsche Pfandbriefbank AG	1.500%	3/18/20	EUR	4,100	4,978
Deutsche Pfandbriefbank AG	1.875%	12/20/19	GBP	1,300	1,758
Deutsche Pfandbriefbank AG	1.875%	1/21/22	EUR	10,000	12,593
Deutsche Pfandbriefbank AG	2.125%	6/3/19	EUR	1,550	1,876
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	6,100	8,140
Deutsche Postbank AG	3.375%	3/31/20	EUR	5,000	6,337
Dexia Kommunalbank Deutschland AG	0.050%	9/8/21	EUR	14,800	17,251
Dexia Kommunalbank Deutschland AG	0.375%	3/3/22	EUR	8,300	9,775
8 German Postal Pensions Securitisation 2
plc	4.375%	1/18/22	EUR	3,000	4,118
HSH Nordbank AG	0.375%	4/27/23	EUR	4,000	4,644
HSH Nordbank AG	0.625%	7/17/19	EUR	5,000	5,898
Landesbank Hessen-Thueringen
Girozentrale	0.100%	3/4/20	EUR	5,000	5,882
Landesbank Hessen-Thueringen
Girozentrale	0.125%	11/21/22	EUR	22,500	26,361
Landesbank Hessen-Thueringen
Girozentrale	1.000%	2/25/19	EUR	8,000	9,491
Landesbank Hessen-Thueringen
Girozentrale	1.125%	5/27/21	EUR	10,000	12,193
Landesbank Hessen-Thueringen
Girozentrale	1.875%	6/26/23	EUR	800	1,025
LBBW	0.125%	2/21/22	EUR	5,000	5,877
Muenchener Hypothekenbank eG	1.375%	4/16/21	EUR	15,000	18,430
Muenchener Hypothekenbank eG	1.750%	6/3/22	EUR	1,000	1,260
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	7,750	10,549
Norddeutsche Landesbank Girozentrale	0.025%	1/31/19	EUR	300	351
Norddeutsche Landesbank Girozentrale	3.250%	1/18/21	EUR	4,000	5,175
UniCredit Bank AG	0.125%	4/9/21	EUR	5,000	5,886
UniCredit Bank AG	1.875%	9/12/22	EUR	500	635
UniCredit Bank AG	1.875%	4/9/24	EUR	5,100	6,558
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.375%	6/6/25	EUR	2,000	2,325
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.500%	4/1/27	EUR	5,000	5,759
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.625%	8/30/27	EUR	5,000	5,796
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.750%	2/2/26	EUR	10,000	11,911
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.875%	1/18/30	EUR	12,000	13,770

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	1.125%	5/29/20	EUR	2,500	3,018
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	2.500%	3/29/22	EUR	10,400	13,484
					435,748
Corporate Bonds (1.2%)
Allianz Finance II BV	1.375%	4/21/31	EUR	12,500	14,615
Allianz Finance II BV	3.000%	3/13/28	EUR	2,500	3,517
Allianz Finance II BV	3.500%	2/14/22	EUR	8,500	11,406
Allianz Finance II BV	4.500%	3/13/43	GBP	2,600	4,586
Allianz Finance II BV	4.750%	7/22/19	EUR	400	507
1 Allianz Finance II BV	5.750%	7/8/41	EUR	27,800	38,376
1 Allianz SE	2.241%	7/7/45	EUR	400	488
1 Allianz SE	3.099%	7/6/47	EUR	2,100	2,696
1 Allianz SE	3.250%	2/28/49	CHF	1,000	1,045
1 Allianz SE	3.375%	9/29/49	EUR	3,400	4,367
1 Allianz SE	4.750%	10/29/49	EUR	7,500	10,342
1 Allianz SE	5.625%	10/17/42	EUR	2,000	2,863
alstria office REIT-AG	2.125%	4/12/23	EUR	200	251
ATF Netherlands BV	1.500%	7/15/24	EUR	26,800	31,652
BASF SE	0.875%	10/6/23	GBP	500	643
BASF SE	0.875%	10/6/31	EUR	600	664
BASF SE	1.375%	1/22/19	EUR	1,300	1,539
BASF SE	1.750%	3/11/25	GBP	800	1,059
BASF SE	1.875%	2/4/21	EUR	5,000	6,210
BASF SE	2.000%	12/5/22	EUR	9,600	12,277
Bayer AG	1.875%	1/25/21	EUR	3,000	3,703
1 Bayer AG	3.000%	7/1/75	EUR	2,000	2,451
1 Bayer AG	3.750%	7/1/74	EUR	5,754	7,385
Bayer Capital Corp. BV	1.250%	11/13/23	EUR	500	617
Berlin Hyp AG	1.250%	1/22/25	EUR	400	483
Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,400	1,818
1 Bertelsmann SE & Co. KGaA	3.500%	4/23/75	EUR	3,000	3,682
BMW Australia Finance Ltd.	2.750%	2/23/18	AUD	7,000	5,367
BMW Finance NV	0.125%	1/12/21	EUR	5,100	5,978
BMW Finance NV	0.750%	4/15/24	EUR	8,964	10,661
BMW Finance NV	0.750%	7/12/24	EUR	100	119
BMW Finance NV	0.875%	11/17/20	EUR	800	959
BMW Finance NV	0.875%	8/16/22	GBP	400	517
BMW Finance NV	0.875%	4/3/25	EUR	8,500	10,102
BMW Finance NV	1.250%	9/5/22	EUR	1,000	1,226
BMW Finance NV	1.875%	6/29/20	GBP	200	271
BMW Finance NV	2.000%	9/4/20	EUR	4,000	4,940
BMW Finance NV	3.250%	1/14/19	EUR	8,000	9,713
BMW Finance NV	3.375%	12/14/18	GBP	7,350	10,022
BMW International Investment BV	1.000%	11/17/21	GBP	500	656
BMW US Capital LLC	0.625%	4/20/22	EUR	16,210	19,320
BMW US Capital LLC	1.000%	4/20/27	EUR	300	354
Commerzbank AG	0.125%	12/15/26	EUR	1,800	2,011
Commerzbank AG	1.500%	9/21/22	EUR	5,000	6,148
Commerzbank AG	4.000%	9/16/20	EUR	2,500	3,242
Commerzbank AG	4.000%	3/23/26	EUR	7,050	9,440
Continental AG	3.125%	9/9/20	EUR	4,500	5,715
Covestro AG	1.750%	9/25/24	EUR	10,000	12,482

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Daimler AG	0.250%	5/11/20	EUR	8,200	9,628
Daimler AG	0.500%	9/9/19	EUR	1,200	1,414
Daimler AG	0.875%	1/12/21	EUR	17,900	21,419
Daimler AG	1.000%	12/20/19	GBP	2,200	2,914
Daimler AG	1.375%	5/11/28	EUR	6,000	7,203
Daimler AG	1.400%	1/12/24	EUR	8,570	10,573
Daimler AG	1.500%	11/19/18	EUR	5,600	6,637
Daimler AG	1.500%	1/13/22	GBP	500	665
Daimler AG	2.000%	4/7/20	EUR	400	490
Daimler AG	2.000%	6/25/21	EUR	600	749
Daimler AG	2.125%	7/3/37	EUR	10,000	12,053
Daimler AG	2.250%	1/24/22	EUR	1,750	2,228
Daimler AG	2.375%	9/12/22	EUR	7,000	9,023
Daimler AG	2.375%	3/8/23	EUR	2,500	3,248
Daimler AG	2.750%	12/4/20	GBP	1,500	2,079
Daimler Canada Finance Inc.	1.910%	7/8/21	CAD	5,000	3,817
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	600	701
Deutsche Bank AG	0.000%	10/15/26	EUR	4,906	4,717
Deutsche Bank AG	0.625%	12/19/23	CHF	11,500	11,560
Deutsche Bank AG	1.250%	9/8/21	EUR	11,200	13,450
Deutsche Bank AG	2.375%	1/11/23	EUR	14,500	18,314
Deutsche Boerse AG	1.625%	10/8/25	EUR	4,098	5,196
Deutsche Boerse AG	2.375%	10/5/22	EUR	500	649
Deutsche Hypothekenbank AG	0.250%	2/22/23	EUR	15,000	17,606
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	700	814
Deutsche Kreditbank AG	0.625%	6/8/21	EUR	15,100	17,878
Deutsche Pfandbriefbank AG	1.125%	4/27/20	EUR	5,580	6,658
Deutsche Pfandbriefbank AG	1.250%	2/4/19	EUR	4,500	5,324
Deutsche Pfandbriefbank AG	1.500%	9/17/19	EUR	15,184	18,176
Deutsche Post AG	2.750%	10/9/23	EUR	2,000	2,660
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,709
Deutsche Telekom International
Finance BV	0.250%	4/19/21	EUR	5,700	6,700
Deutsche Telekom International
Finance BV	0.375%	10/30/21	EUR	17,000	20,034
Deutsche Telekom International
Finance BV	1.250%	10/6/23	GBP	115	149
Deutsche Telekom International
Finance BV	1.500%	4/3/28	EUR	10,400	12,471
Deutsche Telekom International
Finance BV	2.125%	1/18/21	EUR	14,500	18,060
Deutsche Telekom International
Finance BV	2.750%	10/24/24	EUR	2,000	2,675
Deutsche Telekom International
Finance BV	3.250%	1/17/28	EUR	100	140
Deutsche Telekom International
Finance BV	4.250%	7/13/22	EUR	3,000	4,159
Deutsche Telekom International
Finance BV	4.875%	4/22/25	EUR	8,500	12,932
Deutsche Telekom International
Finance BV	6.500%	4/8/22	GBP	8,400	13,526
Deutsche Telekom International
Finance BV	7.500%	1/24/33	EUR	400	814
DVB Bank SE	0.875%	4/9/21	EUR	400	475

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
DVB Bank SE	1.000%	4/25/22	EUR	2,000	2,387
DVB Bank SE	1.250%	4/22/20	EUR	9,900	11,858
DVB Bank SE	1.250%	9/15/21	EUR	500	602
DVB Bank SE	1.250%	6/16/23	EUR	1,000	1,203
E.ON International Finance BV	5.750%	5/7/20	EUR	10,000	13,382
E.ON International Finance BV	6.000%	10/30/19	GBP	3,500	5,096
E.ON International Finance BV	6.375%	6/7/32	GBP	2,000	3,722
E.ON International Finance BV	6.750%	1/27/39	GBP	1,000	2,054
E.ON SE	0.375%	8/23/21	EUR	7,000	8,253
E.ON SE	1.625%	5/22/29	EUR	5,000	5,964
Eurogrid GmbH	1.875%	6/10/25	EUR	3,000	3,758
Eurogrid GmbH	3.875%	10/22/20	EUR	1,000	1,300
Evonik Finance BV	0.000%	3/8/21	EUR	300	349
Evonik Industries AG	1.875%	4/8/20	EUR	1,000	1,222
Fresenius SE & Co. KGaA	0.875%	1/31/22	EUR	2,800	3,343
Fresenius SE & Co. KGaA	2.125%	2/1/27	EUR	6,800	8,377
Fresenius SE & Co. KGaA	3.000%	1/30/32	EUR	906	1,143
Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	8,300	11,413
Grand City Properties SA	1.500%	4/17/25	EUR	7,000	8,384
1 Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	2,300	3,251
1 Hannover Finance Luxembourg SA	5.750%	9/14/40	EUR	2,000	2,685
1 Hannover Rueck SE	3.375%	12/31/49	EUR	100	128
HeidelbergCement AG	2.250%	3/30/23	EUR	10,000	12,682
HeidelbergCement AG	2.250%	6/3/24	EUR	10,700	13,583
HeidelbergCement Finance
Luxembourg SA	0.500%	1/18/21	EUR	8,000	9,456
HeidelbergCement Finance
Luxembourg SA	1.625%	4/7/26	EUR	1,000	1,212
HeidelbergCement Finance
Luxembourg SA	7.500%	4/3/20	EUR	2,000	2,756
Henkel AG & Co. KGaA	0.875%	9/13/22	GBP	13,779	17,977
innogy Finance BV	1.000%	4/13/25	EUR	10,000	11,875
innogy Finance BV	1.875%	1/30/20	EUR	11,900	14,491
innogy Finance BV	4.750%	1/31/34	GBP	4,200	6,793
innogy Finance BV	5.500%	7/6/22	GBP	100	156
innogy Finance BV	5.625%	12/6/23	GBP	1,400	2,249
Innogy Finance BV	5.750%	2/14/33	EUR	150	266
innogy Finance BV	6.125%	7/6/39	GBP	8,000	15,481
innogy Finance BV	6.250%	6/3/30	GBP	1,500	2,705
innogy Finance BV	6.500%	4/20/21	GBP	6,400	9,941
innogy Finance BV	6.625%	1/31/19	EUR	13,400	16,929
LANXESS AG	0.250%	10/7/21	EUR	615	721
LANXESS AG	1.000%	10/7/26	EUR	8,115	9,449
LANXESS AG	2.625%	11/21/22	EUR	300	390
LEG Immobilien AG	1.250%	1/23/24	EUR	800	960
Linde AG	1.750%	9/17/20	EUR	5,000	6,159
Linde AG	2.000%	4/18/23	EUR	2,500	3,212
Linde Finance BV	0.250%	1/18/22	EUR	7,200	8,514
Linde Finance BV	1.750%	6/11/19	EUR	8,000	9,626
Linde Finance BV	3.875%	6/1/21	EUR	400	534
Merck Financial Services GmbH	0.750%	9/2/19	EUR	7,000	8,283
Merck Financial Services GmbH	4.500%	3/24/20	EUR	1,000	1,295
1 Merck KGaA	2.625%	12/12/74	EUR	2,000	2,469
Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	500	582

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	2,000	2,327
1 Muenchener Rueckversicherungs
Gesellschaft In Muenchen AG	6.000%	5/26/41	EUR	500	695
1 Muenchener Rueckversicherungs
Gesellschaft In Muenchen AG	6.250%	5/26/42	EUR	11,800	17,157
1 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	6.625%	5/26/42	GBP	2,000	3,179
O2 Telefonica Deutschland
Finanzierungs GmbH	1.875%	11/22/18	EUR	5,000	5,945
Robert Bosch GmbH	1.750%	7/8/24	EUR	200	254
SAP SE	1.125%	2/20/23	EUR	1,000	1,227
SAP SE	1.750%	2/22/27	EUR	5,000	6,369
Siemens Financieringsmaatschappij NV	1.500%	3/10/20	EUR	4,000	4,850
Siemens Financieringsmaatschappij NV	1.750%	3/12/21	EUR	6,000	7,410
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,424
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	500	701
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,000	4,790
Talanx AG	2.500%	7/23/26	EUR	2,000	2,664
1 Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	200	309
Vier Gas Transport Gmbh	2.000%	6/12/20	EUR	1,500	1,842
Vier Gas Transport Gmbh	2.875%	6/12/25	EUR	1,000	1,358
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	7,500	10,071
Volkswagen Bank GmbH	1.500%	2/13/19	EUR	10,000	11,884
Volkswagen Financial Services AG	0.750%	10/14/21	EUR	800	950
Volkswagen Financial Services NV	1.500%	4/12/21	GBP	1,000	1,323
Volkswagen Financial Services NV	1.750%	4/17/20	GBP	3,284	4,405
Volkswagen Financial Services NV	2.750%	10/2/20	GBP	2,250	3,098
Volkswagen International Finance NV	0.500%	3/30/21	EUR	3,200	3,766
Volkswagen International Finance NV	0.875%	1/16/23	EUR	10,950	13,007
Volkswagen International Finance NV	1.125%	10/2/23	EUR	11,000	13,089
Volkswagen International Finance NV	1.875%	3/30/27	EUR	11,000	13,233
Volkswagen International Finance NV	2.000%	3/26/21	EUR	3,300	4,086
1 Volkswagen International Finance NV	3.500%	12/29/49	EUR	10,000	11,655
1 Volkswagen International Finance NV	3.750%	3/29/49	EUR	11,500	14,371
1 Volkswagen International Finance NV	3.875%	12/31/49	EUR	10,000	12,182
1 Volkswagen International Finance NV	4.625%	3/29/49	EUR	2,000	2,599
1 Volkswagen International Finance NV	5.125%	12/31/49	EUR	4,100	5,562
Volkswagen Leasing GmbH	0.750%	8/11/20	EUR	12,000	14,252
Volkswagen Leasing GmbH	2.125%	4/4/22	EUR	9,000	11,267
Volkswagen Leasing GmbH	2.375%	9/6/22	EUR	10,000	12,680
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	2,000	2,568
Vonovia Finance BV	0.875%	3/30/20	EUR	50	60
Vonovia Finance BV	1.500%	3/31/25	EUR	10,000	12,245
Vonovia Finance BV	2.250%	12/15/23	EUR	12,700	16,292
Vonovia Finance BV	3.125%	7/25/19	EUR	8,900	10,962
Vonovia Finance BV	3.625%	10/8/21	EUR	3,000	3,980
1 Vonovia Finance BV	4.000%	12/29/49	EUR	2,000	2,564
1 Vonovia Finance BV	4.625%	4/8/74	EUR	3,000	3,697
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.100%	8/31/26	EUR	1,000	1,120
Wuerth Finance International BV	1.750%	5/21/20	EUR	4,130	5,042
					1,176,303

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (8.9%)
Bayerische Landesbank	1.250%	12/20/21	GBP	2,400	3,188
Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	3,000	3,810
Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	6,290	7,989
8 Bund Laender Anleihe	1.500%	7/15/20	EUR	5,000	6,124
Bundesschatzanweisungen	0.000%	12/14/18	EUR	270,000	317,299
Deutsche Bahn Finance BV	0.000%	7/19/21	EUR	30,000	35,048
Deutsche Bahn Finance BV	1.250%	10/23/25	EUR	2,500	3,089
Deutsche Bahn Finance BV	1.500%	8/26/24	CHF	1,000	1,105
Deutsche Bahn Finance BV	2.500%	9/12/23	EUR	18,500	24,391
Deutsche Bahn Finance BV	2.750%	3/19/29	EUR	3,500	4,835
Deutsche Bahn Finance BV	3.000%	3/8/24	EUR	4,000	5,467
Deutsche Bahn Finance BV	3.125%	7/24/26	GBP	500	734
Deutsche Bahn Finance BV	3.750%	6/1/21	EUR	2,000	2,658
Deutsche Bahn Finance BV	3.750%	7/9/25	EUR	5,919	8,633
1 EnBW Energie Baden-Wuerttemberg AG	3.375%	4/5/77	EUR	1,800	2,258
1 EnBW Energie Baden-Wuerttemberg AG	3.625%	4/2/76	EUR	3,500	4,387
EnBW International Finance BV	2.500%	6/4/26	EUR	2,000	2,665
EnBW International Finance BV	6.125%	7/7/39	EUR	2,285	4,462
EWE AG	4.125%	11/4/20	EUR	2,000	2,619
Federal Republic of Germany	0.000%	4/17/20	EUR	150,000	177,760
Federal Republic of Germany	0.000%	4/9/21	EUR	142,800	169,704
Federal Republic of Germany	0.000%	4/8/22	EUR	75,000	89,093
Federal Republic of Germany	0.000%	10/7/22	EUR	530,000	628,064
Federal Republic of Germany	0.000%	8/15/26	EUR	74,500	85,220
Federal Republic of Germany	0.250%	10/11/19	EUR	142,500	169,242
Federal Republic of Germany	0.250%	10/16/20	EUR	140,000	167,489
Federal Republic of Germany	0.250%	2/15/27	EUR	116,900	135,724
Federal Republic of Germany	0.500%	2/15/25	EUR	12,000	14,502
Federal Republic of Germany	0.500%	2/15/26	EUR	128,500	154,326
Federal Republic of Germany	0.500%	8/15/27	EUR	488,400	576,369
Federal Republic of Germany	1.000%	10/12/18	EUR	55,000	65,133
Federal Republic of Germany	1.000%	2/22/19	EUR	37,650	44,907
Federal Republic of Germany	1.000%	8/15/24	EUR	100,000	125,105
Federal Republic of Germany	1.250%	8/15/48	EUR	32,000	37,456
Federal Republic of Germany	1.500%	9/4/22	EUR	10,000	12,723
Federal Republic of Germany	1.500%	2/15/23	EUR	125,000	159,635
Federal Republic of Germany	1.500%	5/15/23	EUR	163,500	209,218
Federal Republic of Germany	1.500%	5/15/24	EUR	110,000	141,807
Federal Republic of Germany	1.750%	7/4/22	EUR	180,246	231,436
Federal Republic of Germany	1.750%	2/15/24	EUR	24,500	31,981
Federal Republic of Germany	2.000%	8/15/23	EUR	81,500	107,243
Federal Republic of Germany	2.250%	9/4/20	EUR	11,900	15,030
Federal Republic of Germany	2.250%	9/4/21	EUR	67,400	87,038
Federal Republic of Germany	2.500%	1/4/21	EUR	65,000	83,327
Federal Republic of Germany	2.500%	7/4/44	EUR	121,000	184,789
Federal Republic of Germany	2.500%	8/15/46	EUR	78,550	120,888
Federal Republic of Germany	3.000%	7/4/20	EUR	79,000	101,205
Federal Republic of Germany	3.250%	1/4/20	EUR	53,000	67,161
Federal Republic of Germany	3.250%	7/4/21	EUR	17,500	23,278
Federal Republic of Germany	3.250%	7/4/42	EUR	74,569	127,691
Federal Republic of Germany	3.500%	7/4/19	EUR	21,200	26,478
Federal Republic of Germany	3.750%	1/4/19	EUR	63,000	77,350
Federal Republic of Germany	4.000%	1/4/37	EUR	145,268	261,178

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Federal Republic of Germany	4.250%	7/4/39	EUR	48,400	92,362
Federal Republic of Germany	4.750%	7/4/28	EUR	63,500	107,458
9 Federal Republic of Germany	4.750%	7/4/34	EUR	38,300	72,154
Federal Republic of Germany	4.750%	7/4/40	EUR	43,500	89,255
Federal Republic of Germany	5.500%	1/4/31	EUR	80,100	151,084
Federal Republic of Germany	5.625%	1/4/28	EUR	2,365	4,211
Federal Republic of Germany	6.250%	1/4/24	EUR	25,000	40,723
Federal Republic of Germany	6.250%	1/4/30	EUR	10,000	19,505
Federal Republic of Germany	6.500%	7/4/27	EUR	91,300	169,455
8 FMS Wertmanagement AoeR	0.000%	2/18/19	EUR	30,000	35,181
FMS Wertmanagement AoeR	0.000%	2/26/19	EUR	7,000	8,209
FMS Wertmanagement AoeR	0.000%	4/15/19	EUR	50,000	58,613
FMS Wertmanagement AoeR	0.000%	2/17/20	EUR	20,000	23,541
FMS Wertmanagement AoeR	0.000%	10/20/20	EUR	7,500	8,827
FMS Wertmanagement AoeR	0.050%	7/6/21	EUR	10,000	11,774
FMS Wertmanagement AoeR	0.125%	4/16/20	EUR	4,000	4,720
FMS Wertmanagement AoeR	0.750%	3/14/19	EUR	9,000	10,663
8 FMS Wertmanagement AoeR	0.875%	5/14/21	GBP	20,000	26,605
FMS Wertmanagement AoeR	1.250%	3/8/19	GBP	5,000	6,693
FMS Wertmanagement AoeR	1.875%	12/7/18	GBP	10,000	13,467
FMS Wertmanagement AoeR	1.875%	5/9/19	EUR	16,000	19,309
FMS Wertmanagement AoeR	3.000%	9/8/21	EUR	6,000	7,855
FMS Wertmanagement AoeR	3.375%	6/17/21	EUR	11,000	14,512
Free and Hanseatic City of Hamburg	1.000%	6/18/21	EUR	9,500	11,567
Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	9,000	11,476
Free State of Bavaria	1.875%	2/7/19	EUR	18,000	21,598
Gemeinsame Deutsche Bundeslaender	0.375%	6/23/20	EUR	5,000	5,940
Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	15,000	17,702
Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	1,000	1,234
Gemeinsame Deutsche Bundeslaender	1.375%	10/11/19	EUR	2,459	2,966
Gemeinsame Deutsche Bundeslaender	1.500%	1/29/21	EUR	5,000	6,166
Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	14,000	17,700
Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	8,000	10,162
Gemeinsame Deutsche Bundeslaender	2.250%	10/23/23	EUR	175	230
Gemeinsame Deutsche Bundeslaender	3.500%	10/7/19	EUR	3,115	3,905
8 KFW	0.000%	12/7/18	EUR	30,000	35,164
8 KFW	0.000%	6/30/21	EUR	51,300	60,445
8 KFW	0.000%	4/28/22	EUR	27,900	32,833
8 KFW	0.000%	9/15/23	EUR	32,000	37,266
8 KFW	0.050%	5/30/24	EUR	3,000	3,484
8 KFW	0.125%	6/1/20	EUR	50,000	59,157
8 KFW	0.125%	10/27/20	EUR	20,000	23,691
8 KFW	0.125%	10/4/24	EUR	25,000	29,037
8 KFW	0.375%	7/22/19	EUR	10,000	11,838
8 KFW	0.375%	3/15/23	EUR	25,000	29,809
8 KFW	0.375%	3/9/26	EUR	5,000	5,823
8 KFW	0.375%	4/23/30	EUR	15,000	16,418
8 KFW	0.625%	1/15/25	EUR	43,675	52,458
8 KFW	0.875%	3/18/19	EUR	20,000	23,768
8 KFW	0.875%	3/15/22	GBP	20,000	26,435
8 KFW	1.000%	11/4/20	NOK	20,000	2,449
8 KFW	1.125%	12/23/19	GBP	500	671
8 KFW	1.125%	1/15/20	EUR	27,000	32,595
8 KFW	1.250%	7/4/36	EUR	23,000	26,828

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
8	KFW	1.375%	1/28/20	CAD	15,270	11,751
8	KFW	1.500%	6/11/24	EUR	2,460	3,130
8	KFW	1.625%	1/15/21	EUR	43,000	53,365
8	KFW	1.750%	10/29/19	CAD	1,937	1,504
8	KFW	1.875%	3/20/19	EUR	15,000	18,064
8	KFW	2.500%	1/17/22	EUR	12,000	15,612
8	KFW	2.500%	8/25/25	CHF	6,500	7,866
8	KFW	2.750%	4/16/20	AUD	5,000	3,879
8	KFW	2.900%	6/6/22	AUD	17,500	13,563
8	KFW	3.375%	1/18/21	EUR	25,350	33,138
8	KFW	3.500%	7/4/21	EUR	25,000	33,226
8	KFW	3.750%	7/18/18	AUD	10,000	7,755
8	KFW	3.875%	1/21/19	EUR	10,000	12,283
8	KFW	4.000%	1/16/19	AUD	10,000	7,841
8	KFW	4.700%	6/2/37	CAD	2,350	2,229
8	KFW	4.875%	3/15/37	GBP	4,000	7,842
8	KFW	5.000%	5/22/19	NOK	20,000	2,610
8	KFW	5.000%	3/19/24	AUD	10,000	8,604
8	KFW	5.500%	2/9/22	AUD	18,000	15,434
8	KFW	5.550%	6/7/21	GBP	19,000	29,348
8	KFW	5.750%	6/7/32	GBP	6,000	11,943
8	KFW	6.000%	8/20/20	AUD	10,000	8,428
8	KFW	6.000%	12/7/28	GBP	10,000	19,081
8	KFW	6.250%	12/4/19	AUD	3,000	2,489
8	KFW	6.250%	5/19/21	AUD	9,000	7,792
	Kreditanstalt fuer Wiederaufbau	0.500%	9/15/27	EUR	55,000	63,607
	Land Thueringen	0.500%	5/12/25	EUR	4,500	5,298
	Land Thueringen	1.625%	8/17/20	EUR	2,462	3,026
	Landesbank Baden-Wuerttemberg	0.200%	1/10/24	EUR	2,000	2,342
	Landesbank Baden-Wuerttemberg	0.250%	7/21/20	EUR	400	473
	Landesbank Berlin AG	5.875%	11/25/19	EUR	1,500	1,949
	Landesbank Hessen-Thueringen
	Girozentrale	0.000%	1/12/22	EUR	7,600	8,892
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	0.250%	11/25/19	EUR	4,500	5,316
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	2.250%	2/17/21	AUD	20,000	15,158
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	3.750%	1/23/18	AUD	5,000	3,843
8	Landwirtschaftliche Rentenbank	0.250%	11/24/22	EUR	10,000	11,846
8	Landwirtschaftliche Rentenbank	0.250%	7/15/24	EUR	12,900	15,122
8	Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	40,100	47,540
8	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	5,000	5,837
8	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	20,000	22,508
8	Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	14,600	19,214
8	Landwirtschaftliche Rentenbank	1.250%	5/20/22	EUR	5,000	6,211
8	Landwirtschaftliche Rentenbank	1.875%	11/21/19	CAD	3,000	2,336
[2,8]	Landwirtschaftliche Rentenbank	1.875%	11/21/19	CAD	2,655	2,067
8	Landwirtschaftliche Rentenbank	1.875%	5/11/20	EUR	1,500	1,852
8	Landwirtschaftliche Rentenbank	2.000%	2/20/19	EUR	3,000	3,612
8	Landwirtschaftliche Rentenbank	2.250%	5/22/19	NOK	10,000	1,250
8	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	3,200	2,321
8	Landwirtschaftliche Rentenbank	2.700%	1/20/20	AUD	7,000	5,418
8	Landwirtschaftliche Rentenbank	2.700%	9/5/22	AUD	10,000	7,683
8	Landwirtschaftliche Rentenbank	2.875%	8/30/21	EUR	13,000	17,002

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
8 Landwirtschaftliche Rentenbank	4.000%	1/30/20	NZD	8,513	6,018
8 Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	7,500	6,174
8 Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	10,000	8,271
8 Landwirtschaftliche Rentenbank	4.750%	3/12/19	NZD	5,000	3,536
8 Landwirtschaftliche Rentenbank	5.500%	3/9/20	AUD	8,000	6,583
NRW Bank	0.000%	2/1/22	EUR	30,000	35,099
NRW Bank	0.100%	1/10/23	EUR	25,000	29,206
NRW Bank	0.125%	3/10/23	EUR	5,000	5,848
NRW Bank	0.250%	3/10/25	EUR	15,000	17,323
NRW Bank	0.500%	5/11/26	EUR	12,000	13,959
NRW Bank	0.500%	9/13/27	EUR	15,000	17,233
NRW Bank	0.625%	2/11/26	EUR	15,000	17,676
NRW Bank	3.875%	1/27/20	EUR	4,000	5,103
State of Baden-Wurttemberg	0.625%	2/9/27	EUR	10,000	11,673
State of Baden-Wurttemberg	1.000%	7/18/22	EUR	5,000	6,129
State of Baden-Wurttemberg	2.000%	11/13/23	EUR	8,000	10,384
State of Baden-Wurttemberg	4.000%	1/22/19	EUR	25,000	30,729
State of Berlin	0.500%	2/10/25	EUR	10,000	11,788
State of Berlin	0.625%	3/20/26	EUR	25,000	29,444
State of Berlin	0.625%	8/25/36	EUR	1,500	1,519
State of Berlin	0.750%	11/11/22	EUR	10,000	12,109
State of Berlin	1.000%	5/19/32	EUR	15,000	16,960
State of Berlin	1.500%	8/28/20	EUR	2,000	2,453
State of Berlin	1.500%	1/21/21	EUR	3,300	4,067
State of Berlin	1.875%	6/12/23	EUR	1,800	2,310
State of Berlin	3.125%	8/17/21	EUR	30,300	39,783
State of Brandenburg	3.500%	6/15/21	EUR	15,000	19,852
State of Bremen	0.500%	7/30/21	EUR	15,000	17,928
State of Bremen	0.500%	3/3/25	EUR	13,000	15,272
State of Bremen	1.375%	4/28/21	EUR	1,000	1,230
8 State of Hesse	0.000%	9/15/21	EUR	4,900	5,733
State of Hesse	0.250%	6/10/25	EUR	25,000	28,867
State of Hesse	0.375%	3/10/23	EUR	38,000	45,071
State of Hesse	0.500%	2/17/25	EUR	10,500	12,385
State of Hesse	0.750%	8/4/36	EUR	12,000	12,455
State of Hesse	1.375%	2/5/20	EUR	8,000	9,705
State of Hesse	1.375%	6/10/24	EUR	4,000	5,013
State of Hesse	1.750%	6/19/20	EUR	3,730	4,591
State of Hesse	1.750%	1/20/23	EUR	3,000	3,811
State of Hesse	3.000%	8/23/21	EUR	12,000	15,701
State of Hesse	3.500%	3/10/20	EUR	5,000	6,360
State of Lower Saxony	0.000%	3/1/21	EUR	18,200	21,404
State of Lower Saxony	0.000%	8/2/24	EUR	47,000	53,821
State of Lower Saxony	0.400%	7/10/20	EUR	5,000	5,945
State of Lower Saxony	0.500%	6/8/26	EUR	2,500	2,909
State of Lower Saxony	0.625%	1/20/25	EUR	10,000	11,909
State of Lower Saxony	1.000%	8/18/22	EUR	11,000	13,476
State of Lower Saxony	1.375%	9/26/19	EUR	7,000	8,438
State of Lower Saxony	2.125%	10/11/23	EUR	1,000	1,305
State of Lower Saxony	2.125%	1/16/24	EUR	310	405
State of North Rhine-Westphalia	0.200%	4/17/23	EUR	20,000	23,486
State of North Rhine-Westphalia	0.200%	2/16/24	EUR	35,800	41,749
State of North Rhine-Westphalia	0.375%	10/19/21	EUR	10,000	11,918
State of North Rhine-Westphalia	0.375%	2/16/23	EUR	4,300	5,104
State of North Rhine-Westphalia	0.500%	3/11/25	EUR	3,000	3,539

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
State of North Rhine-Westphalia	0.500%	4/16/26	EUR	10,000	11,654
State of North Rhine-Westphalia	0.500%	2/16/27	EUR	20,100	23,186
State of North Rhine-Westphalia	0.625%	7/21/31	EUR	15,000	16,275
State of North Rhine-Westphalia	0.750%	1/16/26	EUR	15,000	17,870
State of North Rhine-Westphalia	0.875%	12/16/19	EUR	5,000	5,988
State of North Rhine-Westphalia	1.000%	2/15/19	EUR	7,000	8,317
State of North Rhine-Westphalia	1.250%	3/13/20	EUR	5,000	6,054
State of North Rhine-Westphalia	1.250%	5/12/36	EUR	4,000	4,537
State of North Rhine-Westphalia	1.375%	5/16/22	EUR	5,050	6,275
State of North Rhine-Westphalia	1.500%	12/15/20	EUR	48,000	59,117
State of North Rhine-Westphalia	1.500%	1/14/21	EUR	4,000	4,931
State of North Rhine-Westphalia	1.625%	10/24/30	EUR	10,000	12,381
State of North Rhine-Westphalia	1.875%	9/15/22	EUR	11,150	14,213
State of North Rhine-Westphalia	1.875%	3/15/24	EUR	1,950	2,515
State of North Rhine-Westphalia	2.000%	10/15/25	EUR	3,000	3,926
State of North Rhine-Westphalia	2.250%	3/1/19	CHF	2,000	2,084
State of North Rhine-Westphalia	2.375%	5/13/33	EUR	11,400	15,362
State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	220	269
State of Rhineland-Palatinate	0.000%	3/23/20	EUR	317	371
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	10,000	11,216
State of Rhineland-Palatinate	0.500%	9/3/21	EUR	5,000	5,985
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	6,000	7,079
State of Rhineland-Palatinate	1.250%	1/16/20	EUR	10,745	12,982
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	3,221
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	5,058
State of Saxony-Anhalt	1.875%	4/10/24	EUR	9,000	11,615
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	3,150
					8,424,192
Total Germany (Cost $9,701,441)					10,036,243
Hong Kong (0.1%)
Corporate Bonds (0.1%)
CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	11,300	13,114
CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	EUR	17,000	20,386
Hutchison Whampoa Finance 14 Ltd.	1.375%	10/31/21	EUR	100	121
					33,621
Sovereign Bonds (0.0%)
Hong Kong Special Administrative Region	0.910%	11/5/20	HKD	100,000	12,682
Hong Kong Special Administrative Region	1.470%	2/20/19	HKD	35,000	4,518
Hong Kong Special Administrative Region	2.220%	8/7/24	HKD	30,000	3,985
					21,185
Total Hong Kong (Cost $52,480)					54,806
Hungary (0.1%)
Sovereign Bonds (0.1%)
Republic of Hungary	1.750%	10/26/22	HUF	400,000	1,534
Republic of Hungary	2.500%	10/27/21	HUF	900,000	3,571
Republic of Hungary	3.000%	10/27/27	HUF	14,500,100	56,605
Republic of Hungary	5.500%	6/24/25	HUF	6,037,430	27,930
Republic of Hungary	6.000%	1/11/19	EUR	18,000	22,466
Republic of Hungary	6.000%	11/24/23	HUF	2,910,000	13,773
Republic of Hungary	7.000%	6/24/22	HUF	534,000	2,528
Total Hungary (Cost $115,355)					128,407

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
India (0.0%)
Corporate Bonds (0.0%)
Bharti Airtel International Netherlands BV	3.000%	3/31/20	CHF	3,000	3,177
Bharti Airtel International Netherlands BV	3.375%	5/20/21	EUR	875	1,110
Total India (Cost $4,406)					4,287
Indonesia (0.0%)
Sovereign Bonds (0.0%)
Republic of Indonesia	2.875%	7/8/21	EUR	11,020	13,901
Republic of Indonesia	3.375%	7/30/25	EUR	5,000	6,486
Republic of Indonesia	3.750%	6/14/28	EUR	5,000	6,594
Total Indonesia (Cost $24,551)					26,981
Ireland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
AIB Mortgage Bank	0.625%	2/3/22	EUR	3,000	3,587
Bank of Ireland Mortgage Bank	1.750%	3/19/19	EUR	5,000	5,993
					9,580
Corporate Bonds (0.1%)
CRH Finance DAC	1.375%	10/18/28	EUR	1,000	1,158
CRH Finance Ltd.	3.125%	4/3/23	EUR	10,850	14,443
CRH Finance Switzerland AG	1.375%	9/30/22	CHF	5,300	5,587
CRH Finland Services Oyj	2.750%	10/15/20	EUR	5,488	6,874
Dali Capital plc	4.799%	12/21/37	GBP	150	251
Freshwater Finance plc	4.607%	10/17/36	GBP	1,125	1,859
Kerry Group Financial Services	2.375%	9/10/25	EUR	10,500	13,589
Ryanair DAC	1.125%	8/15/23	EUR	3,000	3,561
Ryanair DAC	1.875%	6/17/21	EUR	2,000	2,468
					49,790
Sovereign Bonds (0.6%)
ESB Finance Ltd.	2.125%	6/8/27	EUR	6,000	7,625
ESB Finance Ltd.	3.494%	1/12/24	EUR	1,000	1,365
ESB Finance Ltd.	6.500%	3/5/20	GBP	2,000	2,972
Ireland	0.800%	3/15/22	EUR	57,000	69,516
Ireland	1.000%	5/15/26	EUR	66,050	79,893
Ireland	1.700%	5/15/37	EUR	24,690	29,702
Ireland	2.000%	2/18/45	EUR	26,500	32,891
Ireland	2.400%	5/15/30	EUR	28,790	39,016
Ireland	3.400%	3/18/24	EUR	54,950	77,426
Ireland	3.900%	3/20/23	EUR	22,000	31,135
Ireland	4.400%	6/18/19	EUR	10,000	12,615
Ireland	4.500%	10/18/18	EUR	20,000	24,457
Ireland	4.500%	4/18/20	EUR	62,000	81,354
Ireland	5.000%	10/18/20	EUR	24,000	32,612
Ireland	5.400%	3/13/25	EUR	10,450	16,665
Ireland	5.900%	10/18/19	EUR	30,081	39,559
					578,803
Total Ireland (Cost $598,735)					638,173

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Israel (0.3%)
Corporate Bonds (0.0%)
Teva Pharmaceutical Finance IV BV	2.875%	4/15/19	EUR	2,000	2,411
Teva Pharmaceutical Finance
Netherlands II BV	0.375%	7/25/20	EUR	1,500	1,716
Teva Pharmaceutical Finance
Netherlands II BV	1.125%	10/15/24	EUR	12,400	13,184
Teva Pharmaceutical Finance
Netherlands II BV	1.625%	10/15/28	EUR	7,000	7,049
					24,360
Sovereign Bonds (0.3%)
State of Israel	1.000%	4/30/21	ILS	65,000	18,818
State of Israel	1.500%	1/18/27	EUR	16,000	19,077
State of Israel	1.750%	8/31/25	ILS	75,000	21,711
State of Israel	2.000%	3/31/27	ILS	99,000	28,715
State of Israel	2.250%	5/31/19	ILS	74,000	21,715
State of Israel	2.875%	1/29/24	EUR	3,400	4,473
State of Israel	3.750%	3/31/24	ILS	37,000	12,180
State of Israel	4.250%	3/31/23	ILS	73,000	24,362
State of Israel	4.625%	3/18/20	EUR	1,000	1,291
State of Israel	5.000%	1/31/20	ILS	69,000	21,695
State of Israel	5.500%	1/31/22	ILS	20,000	6,842
State of Israel	5.500%	1/31/42	ILS	66,000	27,623
State of Israel	6.000%	2/28/19	ILS	44,000	13,471
State of Israel	6.250%	10/30/26	ILS	56,360	22,272
					244,245
Total Israel (Cost $246,678)					268,605
Italy (8.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Aeroporti Di Roma SPA	5.441%	2/20/23	GBP	250	382
Banca Monte dei Paschi di Siena SPA	2.875%	7/16/24	EUR	5,500	7,185
1 Banca Monte dei Paschi di Siena SPA	2.875%	4/16/59	EUR	4,000	5,076
Banca Popolare dell’Emilia Romagna SC	0.875%	1/22/22	EUR	5,000	5,964
Banca Popolare di Milano Scarl	0.625%	6/8/23	EUR	10,000	11,612
Banco Popolare SC	0.750%	3/31/22	EUR	10,000	11,783
Credit Agricole Cariparma SPA	0.250%	9/30/24	EUR	900	1,021
Credit Agricole Cariparma SpA	0.875%	6/16/23	EUR	10,000	11,923
Credito Emiliano SPA	1.875%	2/27/19	EUR	5,000	5,996
Intesa Sanpaolo SPA	0.625%	1/20/22	EUR	5,000	5,949
Intesa Sanpaolo SPA	3.250%	2/10/26	EUR	9,000	12,528
Intesa Sanpaolo SPA	3.375%	1/24/25	EUR	10,500	14,605
Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	5,735
Intesa Sanpaolo SPA	3.750%	9/25/19	EUR	4,300	5,386
Mediobanca SpA	3.625%	10/17/23	EUR	5,000	6,931
UniCredit SPA	1.875%	1/31/19	EUR	3,600	4,306
UniCredit SPA	2.625%	10/31/20	EUR	5,000	6,298
UniCredit SPA	2.750%	1/31/20	EUR	1,310	1,627
UniCredit SPA	5.000%	10/31/21	EUR	3,000	4,189
UniCredit SPA	5.250%	4/30/23	EUR	9,000	13,310
Unione di Banche Italiane SCPA	3.125%	10/14/20	EUR	8,500	10,845
Unione di Banche Italiane SCPA	5.250%	1/28/21	EUR	2,500	3,412
Unione di Banche Italiane SPA	0.375%	9/14/26	EUR	10,000	11,030

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Unione di Banche Italiane SpA	1.000%	1/27/23	EUR	10,000	12,034
Unione di Banche Italiane SpA	1.250%	2/7/25	EUR	2,500	3,037
Unione di Banche Italiane SpA	3.125%	2/5/24	EUR	3,000	4,073
					186,237
Corporate Bonds (0.5%)
2i Rete Gas SPA	3.000%	7/16/24	EUR	4,800	6,423
Aeroporti di Roma SPA	1.625%	6/8/27	EUR	10,000	11,976
Aeroporti di Roma SPA	3.250%	2/20/21	EUR	3,000	3,858
Assicurazioni Generali SPA	2.875%	1/14/20	EUR	3,120	3,873
Assicurazioni Generali SPA	4.125%	5/4/26	EUR	2,000	2,693
Assicurazioni Generali SPA	5.125%	9/16/24	EUR	6,900	10,410
1 Assicurazioni Generali SPA	7.750%	12/12/42	EUR	16,000	24,058
1 Assicurazioni Generali SPA	10.125%	7/10/42	EUR	2,200	3,532
Atlantia SPA	2.875%	2/26/21	EUR	3,400	4,330
Atlantia SPA	4.500%	2/8/19	EUR	1,000	1,234
Atlantia SPA	5.875%	6/9/24	EUR	300	465
Atlantia SPA	6.250%	6/9/22	GBP	1,820	2,904
Autostrade per l’Italia SPA	1.125%	11/4/21	EUR	8,000	9,704
Autostrade per l’Italia SpA	1.750%	2/1/27	EUR	400	484
Autostrade per l’Italia SpA	1.875%	11/4/25	EUR	13,935	17,265
Enel Finance International NV	1.375%	6/1/26	EUR	30,000	35,806
Enel Finance International NV	1.966%	1/27/25	EUR	4,000	5,028
Enel Finance International NV	2.750%	12/17/18	CHF	3,000	3,113
Enel Finance International NV	4.875%	3/11/20	EUR	14,740	19,186
Enel Finance International NV	4.875%	4/17/23	EUR	5,000	7,244
Enel Finance International NV	5.000%	7/12/21	EUR	2,000	2,757
Enel Finance International NV	5.000%	9/14/22	EUR	4,000	5,722
Enel Finance International NV	5.625%	8/14/24	GBP	3,000	4,830
Enel Finance International NV	5.750%	9/14/40	GBP	9,300	16,757
Enel SPA	5.750%	6/22/37	GBP	1,000	1,776
Enel SPA	6.250%	6/20/19	GBP	5,550	7,969
Eni SPA	0.625%	9/19/24	EUR	10,000	11,494
Eni SPA	1.125%	9/19/28	EUR	500	559
Eni SPA	1.500%	1/17/27	EUR	5,000	5,936
Eni SPA	1.625%	5/17/28	EUR	3,000	3,554
Eni SPA	2.625%	11/22/21	EUR	3,000	3,848
Eni SPA	3.250%	7/10/23	EUR	7,360	9,896
Eni SPA	3.625%	1/29/29	EUR	6,000	8,460
Eni SPA	3.750%	6/27/19	EUR	4,000	4,956
Eni SPA	3.750%	9/12/25	EUR	6,300	8,888
Eni SPA	4.250%	2/3/20	EUR	2,570	3,287
EXOR NV	2.125%	12/2/22	EUR	5,000	6,261
FCA Capital Ireland plc	1.000%	11/15/21	EUR	13,000	15,548
FCA Capital Ireland plc	1.250%	9/23/20	EUR	1,600	1,924
FCA Capital Ireland plc	2.625%	4/17/19	EUR	9,000	10,910
Intesa Sanpaolo SPA	1.125%	1/14/20	EUR	5,000	5,959
Intesa Sanpaolo SPA	2.000%	6/18/21	EUR	12,228	15,095
Intesa Sanpaolo SPA	3.000%	1/28/19	EUR	11,000	13,291
Intesa Sanpaolo SPA	3.500%	1/17/22	EUR	8,000	10,505
Intesa Sanpaolo SPA	4.000%	11/8/18	EUR	500	607
Intesa Sanpaolo SPA	4.000%	10/30/23	EUR	4,000	5,534
Intesa Sanpaolo SPA	4.125%	4/14/20	EUR	2,100	2,687
Italgas SPA	0.500%	1/19/22	EUR	8,000	9,449
Luxottica Group SPA	2.625%	2/10/24	EUR	8,800	11,628

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Luxottica Group SPA	3.625%	3/19/19	EUR	2,000	2,451
Mediobanca SPA	0.750%	2/17/20	EUR	10,000	11,823
Mediobanca SPA	1.625%	1/19/21	EUR	5,000	6,085
Snam SPA	0.000%	10/25/20	EUR	3,700	4,315
Societa Iniziative Autostradali e Servizi SPA	4.500%	10/26/20	EUR	1,000	1,323
Terna Rete Elettrica Nazionale SPA	0.875%	2/2/22	EUR	6,466	7,764
Terna Rete Elettrica Nazionale SPA	4.750%	3/15/21	EUR	6,000	8,100
Terna Rete Elettrica Nazionale SPA	4.875%	10/3/19	EUR	900	1,148
UniCredit SPA	0.375%	10/31/26	EUR	11,000	12,139
UniCredit SPA	1.500%	6/19/19	EUR	13,000	15,527
UniCredit SPA	3.250%	1/14/21	EUR	1,500	1,920
UniCredit SPA	3.625%	1/24/19	EUR	3,000	3,653
Unione di Banche Italiane SPA	2.875%	2/18/19	EUR	8,500	10,280
					470,201
Sovereign Bonds (7.5%)
ACEA SPA	2.625%	7/15/24	EUR	3,200	4,148
Cassa Depositi e Prestiti SPA	2.750%	5/31/21	EUR	2,000	2,521
Ferrovie dello Stato SPA	4.000%	7/22/20	EUR	2,000	2,579
Hera SPA	5.200%	1/29/28	EUR	6,000	9,349
Republic of Italy	0.050%	10/15/19	EUR	180,000	210,627
Republic of Italy	0.100%	4/15/19	EUR	100,000	117,155
Republic of Italy	0.300%	10/15/18	EUR	50,000	58,618
Republic of Italy	0.350%	11/1/21	EUR	115,000	134,101
Republic of Italy	0.450%	6/1/21	EUR	99,100	116,420
Republic of Italy	0.650%	11/1/20	EUR	105,000	124,462
Republic of Italy	0.650%	10/15/23	EUR	170,000	194,627
Republic of Italy	0.700%	5/1/20	EUR	60,000	71,229
Republic of Italy	0.900%	8/1/22	EUR	4,100	4,840
Republic of Italy	0.950%	3/15/23	EUR	50,900	59,785
Republic of Italy	1.050%	12/1/19	EUR	73,000	87,179
Republic of Italy	1.200%	4/1/22	EUR	165,000	198,078
Republic of Italy	1.250%	12/1/26	EUR	50,000	56,292
Republic of Italy	1.350%	4/15/22	EUR	87,000	105,009
Republic of Italy	1.450%	11/15/24	EUR	50,000	58,836
Republic of Italy	1.500%	8/1/19	EUR	111,000	133,283
Republic of Italy	1.500%	6/1/25	EUR	112,500	131,952
Republic of Italy	1.600%	6/1/26	EUR	95,000	110,698
Republic of Italy	1.850%	5/15/24	EUR	50,000	60,834
Republic of Italy	2.000%	12/1/25	EUR	85,000	102,738
Republic of Italy	2.050%	8/1/27	EUR	200,300	238,241
Republic of Italy	2.150%	12/15/21	EUR	110,000	137,356
Republic of Italy	2.200%	6/1/27	EUR	90,000	108,850
2 Republic of Italy	2.250%	9/1/36	EUR	50,000	55,710
2 Republic of Italy	2.450%	9/1/33	EUR	220,000	258,321
Republic of Italy	2.500%	5/1/19	EUR	221,000	268,130
Republic of Italy	2.500%	12/1/24	EUR	96,000	120,953
2 Republic of Italy	2.700%	3/1/47	EUR	8,955	9,857
2 Republic of Italy	2.800%	3/1/67	EUR	67,170	70,078
2 Republic of Italy	3.250%	9/1/46	EUR	49,500	60,985
2 Republic of Italy	3.450%	3/1/48	EUR	31,112	38,888
Republic of Italy	3.500%	12/1/18	EUR	40,000	48,530
2 Republic of Italy	3.500%	3/1/30	EUR	82,000	109,640
Republic of Italy	3.750%	3/1/21	EUR	70,000	91,309
Republic of Italy	3.750%	5/1/21	EUR	125,000	163,577

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Republic of Italy	3.750%	8/1/21	EUR	50,000	65,828
Republic of Italy	3.750%	9/1/24	EUR	58,000	78,765
Republic of Italy	4.000%	9/1/20	EUR	57,000	73,894
Republic of Italy	4.000%	2/1/37	EUR	119,500	169,119
Republic of Italy	4.250%	2/1/19	EUR	125,000	153,885
Republic of Italy	4.250%	9/1/19	EUR	50,000	63,047
Republic of Italy	4.250%	3/1/20	EUR	49,000	62,905
Republic of Italy	4.500%	3/1/19	EUR	85,000	105,324
Republic of Italy	4.500%	2/1/20	EUR	155,000	199,433
Republic of Italy	4.500%	5/1/23	EUR	88,000	122,707
Republic of Italy	4.500%	3/1/24	EUR	93,000	131,040
Republic of Italy	4.500%	3/1/26	EUR	215,000	308,509
Republic of Italy	4.750%	9/1/21	EUR	27,500	37,458
2 Republic of Italy	4.750%	8/1/23	EUR	45,000	63,880
2 Republic of Italy	4.750%	9/1/28	EUR	54,000	80,051
2 Republic of Italy	4.750%	9/1/44	EUR	84,400	131,210
Republic of Italy	5.000%	3/1/22	EUR	36,665	51,023
2 Republic of Italy	5.000%	3/1/25	EUR	90,700	132,735
Republic of Italy	5.000%	8/1/34	EUR	82,000	128,831
Republic of Italy	5.000%	8/1/39	EUR	42,500	67,816
Republic of Italy	5.000%	9/1/40	EUR	120,500	190,724
Republic of Italy	5.250%	11/1/29	EUR	53,000	82,658
Republic of Italy	5.500%	9/1/22	EUR	62,000	89,008
Republic of Italy	5.500%	11/1/22	EUR	70,000	100,860
Republic of Italy	5.750%	2/1/33	EUR	96,800	161,951
Republic of Italy	6.000%	8/4/28	GBP	8,900	14,620
Republic of Italy	6.000%	5/1/31	EUR	95,000	159,668
Republic of Italy	7.250%	11/1/26	EUR	60,000	102,924
Republic of Italy	9.000%	11/1/23	EUR	20,000	34,230
					7,099,888
Total Italy (Cost $7,381,042)					7,756,326
Japan (20.8%)
Corporate Bonds (0.4%)
American Honda Finance Corp.	0.750%	1/17/24	EUR	7,200	8,444
American Honda Finance Corp.	1.300%	3/21/22	GBP	13,000	17,134
American Honda Finance Corp.	1.375%	11/10/22	EUR	5,100	6,245
American Honda Finance Corp.	1.875%	9/4/19	EUR	350	423
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.875%	3/11/22	EUR	5,000	5,949
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.390%	5/31/22	JPY	100,000	925
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.560%	1/20/21	JPY	400,000	3,674
East Japan Railway Co.	4.875%	6/14/34	GBP	5,500	9,598
Honda Canada Finance Inc.	1.823%	12/7/21	CAD	5,000	3,808
Honda Canada Finance Inc.	2.268%	7/15/22	CAD	5,000	3,856
Kirin Holdings Co. Ltd.	1.239%	9/24/21	JPY	300,000	2,747
Mizuho Bank Ltd.	0.270%	1/24/18	JPY	600,000	5,279
Mizuho Bank Ltd.	0.285%	1/25/19	JPY	1,000,000	8,817
Mizuho Bank Ltd.	0.300%	4/26/19	JPY	1,000,000	8,824
Mizuho Bank Ltd.	0.395%	7/25/18	JPY	500,000	4,408
Mizuho Bank Ltd.	0.410%	4/20/18	JPY	900,000	7,927
Mizuho Financial Group Inc.	0.100%	7/22/21	JPY	300,000	2,603
Nippon Telegraph & Telephone Corp.	1.020%	9/17/21	JPY	500,000	4,545
Nippon Telegraph & Telephone Corp.	1.310%	12/18/20	JPY	500,000	4,561
Nippon Telegraph & Telephone Corp.	1.820%	3/20/18	JPY	100,000	885

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Nissan Motor Co. Ltd.	0.150%	3/19/21	JPY	1,500,000	13,176
	Nissan Motor Co. Ltd.	0.415%	3/20/18	JPY	100,000	891
	Nomura Europe Finance NV	1.500%	5/12/21	EUR	5,500	6,685
	Nomura Holdings Inc.	1.808%	6/24/20	JPY	600,000	5,504
	Norinchukin Bank	0.230%	1/27/21	JPY	1,000,000	8,836
	Norinchukin Bank	0.250%	9/27/19	JPY	1,200,000	10,597
	Norinchukin Bank	0.270%	7/27/20	JPY	1,400,000	12,382
	Norinchukin Bank	0.280%	6/26/20	JPY	1,000,000	8,846
	Norinchukin Bank	0.300%	1/26/18	JPY	1,500,000	13,297
	Norinchukin Bank	0.300%	4/27/18	JPY	500,000	4,403
	Norinchukin Bank	0.400%	9/27/18	JPY	1,000,000	8,824
	Panasonic Corp.	0.387%	3/19/20	JPY	1,400,000	12,389
	Panasonic Corp.	1.081%	3/20/18	JPY	1,400,000	12,361
	Resona Bank Ltd.	1.780%	3/15/22	JPY	500,000	4,679
	Shinkin Central Bank	0.070%	3/26/21	JPY	200,000	1,758
	Shinkin Central Bank	0.200%	3/27/18	JPY	1,000,000	8,800
	Shinkin Central Bank	0.200%	8/27/19	JPY	450,000	3,969
	Shinkin Central Bank	0.200%	9/27/19	JPY	300,000	2,646
	Shinkin Central Bank	0.225%	11/27/19	JPY	1,200,000	10,593
	Shinkin Central Bank	0.225%	12/27/19	JPY	200,000	1,766
	Shinkin Central Bank	0.225%	3/27/20	JPY	200,000	1,766
	Shinkin Central Bank	0.250%	6/27/19	JPY	2,000,000	17,649
	Shinkin Central Bank	0.250%	2/27/20	JPY	200,000	1,767
	Shinkin Central Bank	0.250%	6/26/20	JPY	2,000,000	17,676
	Shinkin Central Bank	0.350%	9/27/18	JPY	500,000	4,409
	Sumitomo Mitsui Banking Corp.	1.430%	9/28/20	JPY	600,000	5,463
	Sumitomo Mitsui Banking Corp.	2.250%	12/16/20	EUR	18,500	23,054
	Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	500,000	4,503
	Sumitomo Mitsui Financial Group Inc.	3.662%	3/29/22	AUD	4,400	3,417
	Sumitomo Mitsui Trust Bank Ltd.	1.620%	3/22/22	JPY	500,000	4,632
	Toyota Finance Australia Ltd.	4.250%	5/15/19	AUD	1,000	787
	Toyota Finance Corp.	0.244%	6/20/19	JPY	400,000	3,525
	Toyota Motor Corp.	2.010%	12/20/18	JPY	200,000	1,795
	Toyota Motor Credit Corp.	1.000%	9/10/21	EUR	13,000	15,704
	Toyota Motor Credit Corp.	1.000%	9/27/22	GBP	2,300	3,001
	Toyota Motor Credit Corp.	2.375%	2/1/23	EUR	1,000	1,297
						373,499
Sovereign Bonds (20.4%)
	Central Nippon Expressway Co. Ltd.	0.030%	7/14/21	JPY	900,000	7,889
	Central Nippon Expressway Co. Ltd.	0.030%	9/17/21	JPY	1,000,000	8,768
	Central Nippon Expressway Co. Ltd.	0.070%	3/18/22	JPY	1,600,000	14,041
	Central Nippon Expressway Co. Ltd.	0.262%	6/2/20	JPY	2,700,000	23,871
	Central Nippon Expressway Co. Ltd.	0.294%	3/20/19	JPY	1,000,000	8,825
	Central Nippon Expressway Co. Ltd.	0.501%	3/20/18	JPY	400,000	3,524
10	Deposit Insurance Corp. of Japan	0.100%	1/17/20	JPY	700,000	6,168
	Deposit Insurance Corp. of Japan	0.100%	10/19/21	JPY	1,700,000	14,984
	Development Bank of Japan Inc.	0.101%	3/20/18	JPY	400,000	3,518
10	Development Bank of Japan Inc.	0.240%	1/21/19	JPY	300,000	2,647
10	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	400,000	3,609
10	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	501,000	4,569
10	Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,609
10	Development Bank of Japan Inc.	1.400%	2/17/20	JPY	200,000	1,815
10	Development Bank of Japan Inc.	1.700%	9/20/22	JPY	500,000	4,745
	East Nippon Expressway Co. Ltd.	0.005%	6/20/19	JPY	1,800,000	15,814

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
East Nippon Expressway Co. Ltd.	0.010%	6/20/19	JPY	400,000	3,516
East Nippon Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,384
East Nippon Expressway Co. Ltd.	0.060%	6/18/21	JPY	280,000	2,458
East Nippon Expressway Co. Ltd.	0.090%	6/20/22	JPY	600,000	5,275
East Nippon Expressway Co. Ltd.	0.180%	3/19/20	JPY	650,000	5,733
East Nippon Expressway Co. Ltd.	0.262%	6/19/20	JPY	1,850,000	16,357
Japan	0.100%	3/20/18	JPY	100,000	880
Japan	0.100%	11/15/18	JPY	50,000,000	440,934
Japan	0.100%	12/15/18	JPY	15,000,000	132,310
Japan	0.100%	3/15/19	JPY	18,000,000	158,874
Japan	0.100%	4/15/19	JPY	5,000,000	44,143
Japan	0.100%	5/15/19	JPY	8,000,000	70,643
Japan	0.100%	6/15/19	JPY	16,493,100	145,674
Japan	0.100%	6/20/19	JPY	16,900,000	149,274
Japan	0.100%	9/20/19	JPY	16,500,000	145,836
Japan	0.100%	10/15/19	JPY	15,000,000	132,589
Japan	0.100%	12/20/19	JPY	33,300,000	294,403
Japan	0.100%	3/20/20	JPY	39,350,000	348,062
Japan	0.100%	6/20/20	JPY	27,000,000	238,937
Japan	0.100%	9/20/20	JPY	35,050,000	310,324
Japan	0.100%	12/20/20	JPY	7,500,000	66,427
Japan	0.100%	3/20/21	JPY	15,000,000	132,888
Japan	0.100%	6/20/21	JPY	53,500,000	474,148
Japan	0.100%	9/20/21	JPY	59,000,000	523,045
Japan	0.100%	12/20/21	JPY	5,150,000	45,670
Japan	0.100%	3/20/22	JPY	31,044,000	275,349
Japan	0.100%	6/20/22	JPY	65,556,000	581,898
Japan	0.100%	9/20/22	JPY	15,000,000	133,193
Japan	0.100%	3/20/26	JPY	13,500,000	119,592
Japan	0.100%	6/20/26	JPY	25,900,000	229,348
Japan	0.100%	9/20/26	JPY	40,250,000	356,177
Japan	0.100%	12/20/26	JPY	22,000,000	194,550
Japan	0.100%	3/20/27	JPY	23,500,000	207,706
Japan	0.100%	6/20/27	JPY	15,000,000	132,442
Japan	0.100%	9/20/27	JPY	27,700,000	245,151
Japan	0.200%	12/20/18	JPY	8,902,250	78,615
Japan	0.200%	3/20/19	JPY	10,400,000	91,924
Japan	0.200%	6/20/19	JPY	17,500,000	154,826
Japan	0.200%	9/20/19	JPY	9,130,000	80,850
Japan	0.200%	6/20/36	JPY	13,000,000	107,549
Japan	0.300%	12/20/24	JPY	10,500,000	94,561
Japan	0.300%	12/20/25	JPY	9,000,000	81,068
Japan	0.300%	6/20/46	JPY	5,800,000	44,066
Japan	0.400%	3/20/25	JPY	17,500,000	158,750
Japan	0.400%	6/20/25	JPY	8,000,000	72,588
Japan	0.400%	9/20/25	JPY	14,300,000	129,790
Japan	0.400%	3/20/36	JPY	20,200,000	173,967
Japan	0.400%	3/20/56	JPY	9,700,000	68,458
Japan	0.500%	9/20/24	JPY	12,700,000	115,793
Japan	0.500%	12/20/24	JPY	7,650,000	69,856
Japan	0.500%	9/20/36	JPY	14,350,000	125,128
Japan	0.500%	9/20/46	JPY	11,600,000	93,103
Japan	0.600%	3/20/23	JPY	10,800,000	98,431
Japan	0.600%	9/20/23	JPY	1,000,000	9,138

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Japan	0.600%	12/20/23	JPY	15,600,000	142,739
Japan	0.600%	3/20/24	JPY	23,890,000	218,787
Japan	0.600%	12/20/36	JPY	16,750,000	148,366
Japan	0.600%	6/20/37	JPY	11,900,000	104,887
Japan	0.600%	9/20/37	JPY	10,350,000	91,108
Japan	0.600%	12/20/46	JPY	12,500,000	102,931
Japan	0.700%	12/20/22	JPY	4,000,000	36,597
Japan	0.700%	3/20/37	JPY	21,250,000	191,098
Japan	0.800%	9/20/20	JPY	3,800,000	34,320
Japan	0.800%	6/20/22	JPY	12,000,000	109,883
Japan	0.800%	9/20/22	JPY	4,000,000	36,691
Japan	0.800%	12/20/22	JPY	12,500,000	114,932
Japan	0.800%	6/20/23	JPY	600,000	5,537
Japan	0.800%	6/20/23	JPY	13,593,500	125,440
Japan	0.800%	9/20/23	JPY	1,100,000	10,166
Japan	0.800%	3/20/46	JPY	4,500,000	39,271
Japan	0.800%	3/20/47	JPY	750,000	6,502
Japan	0.800%	6/20/47	JPY	6,400,000	55,436
Japan	0.800%	9/20/47	JPY	10,200,000	88,292
Japan	0.900%	3/20/22	JPY	4,700,000	43,141
Japan	0.900%	6/20/22	JPY	7,500,000	68,975
Japan	0.900%	3/20/57	JPY	5,000,000	41,898
Japan	1.000%	9/20/20	JPY	5,000,000	45,409
Japan	1.000%	12/20/21	JPY	11,000,000	101,159
Japan	1.000%	3/20/22	JPY	8,000,000	73,760
Japan	1.000%	3/20/23	JPY	530,000	4,932
Japan	1.000%	12/20/35	JPY	6,300,000	60,184
Japan	1.100%	6/20/20	JPY	5,100,000	46,321
Japan	1.100%	9/20/21	JPY	6,400,000	58,919
Japan	1.100%	12/20/21	JPY	4,200,000	38,778
Japan	1.100%	3/20/33	JPY	450,000	4,400
Japan	1.200%	12/20/20	JPY	7,137,350	65,364
Japan	1.200%	6/20/21	JPY	6,000,000	55,278
Japan	1.200%	12/20/34	JPY	10,100,000	99,758
Japan	1.200%	3/20/35	JPY	21,440,000	211,731
Japan	1.200%	9/20/35	JPY	11,600,000	114,400
Japan	1.300%	12/20/18	JPY	4,800,000	42,913
Japan	1.300%	3/20/19	JPY	4,000,000	35,889
Japan	1.300%	12/20/19	JPY	7,700,000	69,822
Japan	1.300%	3/20/20	JPY	4,400,000	40,031
Japan	1.300%	6/20/20	JPY	4,500,000	41,080
Japan	1.300%	3/20/21	JPY	9,500,000	87,556
Japan	1.300%	6/20/35	JPY	10,700,000	107,185
Japan	1.400%	12/20/18	JPY	5,000,000	44,750
Japan	1.400%	9/20/19	JPY	5,900,000	53,419
Japan	1.400%	9/20/34	JPY	13,900,000	141,380
Japan	1.400%	9/20/45	JPY	1,795,000	18,055
Japan	1.400%	12/20/45	JPY	7,210,000	72,506
Japan	1.400%	3/20/55	JPY	7,525,000	74,409
Japan	1.500%	9/20/18	JPY	9,250,000	82,543
Japan	1.500%	6/20/32	JPY	6,300,000	64,833
Japan	1.500%	3/20/33	JPY	4,275,000	44,073
Japan	1.500%	3/20/34	JPY	15,550,000	160,400
Japan	1.500%	6/20/34	JPY	8,600,000	88,690

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Japan	1.500%	12/20/44	JPY	18,900,000	194,431
Japan	1.500%	3/20/45	JPY	9,565,000	98,367
Japan	1.600%	6/20/30	JPY	500,000	5,163
Japan	1.600%	3/20/32	JPY	8,900,000	92,693
Japan	1.600%	6/20/32	JPY	3,100,000	32,303
Japan	1.600%	3/20/33	JPY	3,000,000	31,306
Japan	1.600%	12/20/33	JPY	4,600,000	48,067
Japan	1.600%	6/20/45	JPY	2,800,000	29,391
Japan	1.700%	12/20/22	JPY	3,500,000	33,604
Japan	1.700%	9/20/31	JPY	25,000,000	262,709
Japan	1.700%	12/20/31	JPY	6,700,000	70,508
Japan	1.700%	3/20/32	JPY	3,200,000	33,717
Japan	1.700%	9/20/32	JPY	13,330,000	140,733
Japan	1.700%	12/20/32	JPY	11,145,000	117,726
Japan	1.700%	6/20/33	JPY	800,000	8,465
Japan	1.700%	6/20/33	JPY	8,005,000	84,699
Japan	1.700%	9/20/33	JPY	6,800,000	71,960
Japan	1.700%	12/20/43	JPY	2,900,000	31,036
Japan	1.700%	3/20/44	JPY	7,650,000	81,820
Japan	1.700%	6/20/44	JPY	5,250,000	56,171
Japan	1.700%	9/20/44	JPY	6,050,000	64,822
Japan	1.700%	3/20/54	JPY	7,080,000	75,944
Japan	1.800%	6/20/23	JPY	2,500,000	24,308
Japan	1.800%	9/20/30	JPY	1,400,000	14,787
Japan	1.800%	6/20/31	JPY	4,500,000	47,793
Japan	1.800%	9/20/31	JPY	7,500,000	79,699
Japan	1.800%	12/20/31	JPY	24,850,000	264,487
Japan	1.800%	3/20/32	JPY	1,000,000	10,658
Japan	1.800%	12/20/32	JPY	6,000,000	64,142
Japan	1.800%	3/20/43	JPY	7,300,000	79,440
Japan	1.800%	9/20/43	JPY	600,000	6,546
Japan	1.900%	9/20/23	JPY	3,000,000	29,437
Japan	1.900%	12/20/23	JPY	1,800,000	17,732
Japan	1.900%	3/20/24	JPY	500,000	4,946
Japan	1.900%	6/20/25	JPY	1,150,000	11,595
Japan	1.900%	12/20/28	JPY	7,160,000	75,330
Japan	1.900%	3/20/29	JPY	4,150,000	43,765
Japan	1.900%	9/20/30	JPY	4,300,000	45,875
Japan	1.900%	3/20/31	JPY	6,000,000	64,322
Japan	1.900%	6/20/31	JPY	5,900,000	63,344
Japan	1.900%	9/20/42	JPY	9,880,000	109,242
Japan	1.900%	6/20/43	JPY	6,343,200	70,424
Japan	1.900%	3/20/53	JPY	3,100,000	34,919
Japan	2.000%	6/21/21	JPY	4,000,000	37,886
Japan	2.000%	12/20/25	JPY	3,260,000	33,328
Japan	2.000%	3/20/27	JPY	1,000,000	10,401
Japan	2.000%	6/20/30	JPY	5,000,000	53,828
Japan	2.000%	12/20/30	JPY	3,000,000	32,431
Japan	2.000%	3/20/31	JPY	11,900,000	128,923
Japan	2.000%	12/20/33	JPY	500,000	5,496
Japan	2.000%	9/20/40	JPY	17,950,000	200,804
Japan	2.000%	9/20/41	JPY	12,800,000	143,571
Japan	2.000%	3/20/42	JPY	15,115,850	169,853
Japan	2.000%	3/20/52	JPY	4,800,000	55,291

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Japan	2.100%	9/20/24	JPY	1,150,000	11,603
	Japan	2.100%	6/20/25	JPY	3,000,000	30,650
	Japan	2.100%	3/20/26	JPY	780,000	8,060
	Japan	2.100%	12/20/26	JPY	5,000,000	52,240
	Japan	2.100%	12/20/27	JPY	2,000,000	21,170
	Japan	2.100%	9/20/28	JPY	6,050,000	64,633
	Japan	2.100%	12/20/28	JPY	600,000	6,429
	Japan	2.100%	3/20/29	JPY	4,400,000	47,269
	Japan	2.100%	6/20/29	JPY	5,450,000	58,721
	Japan	2.100%	9/20/29	JPY	8,500,000	91,770
	Japan	2.100%	12/20/29	JPY	7,500,000	81,204
	Japan	2.100%	12/20/30	JPY	8,015,000	87,591
	Japan	2.200%	3/20/26	JPY	800,000	8,325
	Japan	2.200%	3/20/28	JPY	3,950,000	42,300
	Japan	2.200%	9/20/28	JPY	1,200,000	12,933
	Japan	2.200%	12/20/29	JPY	6,500,000	71,057
	Japan	2.200%	3/20/30	JPY	6,300,000	69,048
	Japan	2.200%	3/20/31	JPY	500,000	5,534
	Japan	2.200%	9/20/39	JPY	8,870,000	102,093
	Japan	2.200%	3/20/41	JPY	13,150,000	152,241
	Japan	2.200%	3/20/49	JPY	1,560,000	18,637
	Japan	2.200%	3/20/50	JPY	1,220,000	14,597
	Japan	2.200%	3/20/51	JPY	3,000,000	35,978
	Japan	2.300%	5/20/30	JPY	170,000	1,885
	Japan	2.300%	3/20/35	JPY	2,500,000	28,709
	Japan	2.300%	6/20/35	JPY	3,580,000	41,172
	Japan	2.300%	12/20/35	JPY	2,510,000	28,917
	Japan	2.300%	12/20/36	JPY	750,000	8,671
	Japan	2.300%	3/20/39	JPY	4,430,000	51,659
	Japan	2.300%	3/20/40	JPY	4,450,000	52,117
	Japan	2.400%	3/20/28	JPY	5,850,000	63,706
	Japan	2.400%	6/20/28	JPY	950,000	10,382
	Japan	2.400%	3/20/34	JPY	3,700,000	42,768
	Japan	2.400%	12/20/34	JPY	2,300,000	26,710
	Japan	2.400%	3/20/37	JPY	3,600,000	42,217
	Japan	2.400%	9/20/38	JPY	2,500,000	29,518
	Japan	2.400%	3/20/48	JPY	800,000	9,899
	Japan	2.500%	6/20/34	JPY	2,000,000	23,443
	Japan	2.500%	9/20/34	JPY	400,000	4,698
	Japan	2.500%	9/20/35	JPY	1,000,000	11,820
	Japan	2.500%	3/20/36	JPY	2,200,000	26,062
	Japan	2.500%	6/20/36	JPY	1,400,000	16,599
	Japan	2.500%	9/20/36	JPY	600,000	7,124
	Japan	2.500%	3/20/38	JPY	2,800,000	33,498
	Japan	2.600%	3/20/19	JPY	200,000	1,826
10	Japan Bank for International Cooperation	2.625%	12/15/20	GBP	2,000	2,780
10	Japan Expressway Holding & Debt
	Repayment Agency	0.090%	9/30/27	JPY	1,000,000	8,708
10	Japan Expressway Holding & Debt
	Repayment Agency	0.140%	4/30/27	JPY	2,200,000	19,274
10	Japan Expressway Holding & Debt
	Repayment Agency	0.149%	7/31/36	JPY	2,000,000	16,309
10	Japan Expressway Holding & Debt
	Repayment Agency	0.155%	8/31/27	JPY	2,100,000	18,421

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
10	Japan Expressway Holding & Debt
	Repayment Agency	0.306%	4/30/36	JPY	1,200,000	9,981
10	Japan Expressway Holding & Debt
	Repayment Agency	0.320%	1/31/25	JPY	400,000	3,578
10	Japan Expressway Holding & Debt
	Repayment Agency	0.320%	1/30/26	JPY	751,000	6,716
10	Japan Expressway Holding & Debt
	Repayment Agency	0.379%	12/26/25	JPY	1,000,000	8,985
10	Japan Expressway Holding & Debt
	Repayment Agency	0.397%	10/31/36	JPY	200,000	1,686
10	Japan Expressway Holding & Debt
	Repayment Agency	0.414%	2/28/25	JPY	409,000	3,684
10	Japan Expressway Holding & Debt
	Repayment Agency	0.450%	3/31/25	JPY	1,000,000	9,020
10	Japan Expressway Holding & Debt
	Repayment Agency	0.466%	12/27/24	JPY	2,000,000	18,082
10	Japan Expressway Holding & Debt
	Repayment Agency	0.495%	11/29/24	JPY	1,520,000	13,766
	Japan Expressway Holding & Debt
	Repayment Agency	0.500%	9/17/38	JPY	200,000	1,634
	Japan Expressway Holding & Debt
	Repayment Agency	0.500%	3/18/39	JPY	200,000	1,642
10	Japan Expressway Holding & Debt
	Repayment Agency	0.509%	5/30/25	JPY	480,000	4,349
10	Japan Expressway Holding & Debt
	Repayment Agency	0.539%	10/31/24	JPY	1,000,000	9,068
10	Japan Expressway Holding & Debt
	Repayment Agency	0.541%	4/28/23	JPY	700,000	6,326
10	Japan Expressway Holding & Debt
	Repayment Agency	0.601%	7/31/24	JPY	2,000,000	18,217
10	Japan Expressway Holding & Debt
	Repayment Agency	0.645%	3/29/24	JPY	1,000,000	9,121
10	Japan Expressway Holding & Debt
	Repayment Agency	0.660%	2/29/24	JPY	2,000,000	18,253
10	Japan Expressway Holding & Debt
	Repayment Agency	0.660%	5/31/24	JPY	1,000,000	9,139
10	Japan Expressway Holding & Debt
	Repayment Agency	0.668%	3/17/23	JPY	800,000	7,274
10	Japan Expressway Holding & Debt
	Repayment Agency	0.669%	11/30/23	JPY	1,000,000	9,124
10	Japan Expressway Holding & Debt
	Repayment Agency	0.669%	4/30/24	JPY	1,000,000	9,136
10	Japan Expressway Holding & Debt
	Repayment Agency	0.693%	12/28/23	JPY	500,000	4,570
	Japan Expressway Holding & Debt
	Repayment Agency	0.765%	9/20/22	JPY	200,000	1,814
	Japan Expressway Holding & Debt
	Repayment Agency	0.796%	9/20/22	JPY	300,000	2,725
10	Japan Expressway Holding & Debt
	Repayment Agency	0.801%	8/31/22	JPY	800,000	7,296
10	Japan Expressway Holding & Debt
	Repayment Agency	0.805%	11/30/22	JPY	1,500,000	13,708
10	Japan Expressway Holding & Debt
	Repayment Agency	0.815%	2/28/23	JPY	500,000	4,584

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
10	Japan Expressway Holding & Debt
	Repayment Agency	0.819%	9/30/22	JPY	1,500,000	13,700
10	Japan Expressway Holding & Debt
	Repayment Agency	0.834%	1/31/23	JPY	900,000	8,247
10	Japan Expressway Holding & Debt
	Repayment Agency	0.839%	7/29/22	JPY	500,000	4,570
10	Japan Expressway Holding & Debt
	Repayment Agency	0.882%	6/30/23	JPY	800,000	7,377
10	Japan Expressway Holding & Debt
	Repayment Agency	0.895%	6/30/22	JPY	1,200,000	10,979
10	Japan Expressway Holding & Debt
	Repayment Agency	0.900%	10/30/20	JPY	1,300,000	11,734
10	Japan Expressway Holding & Debt
	Repayment Agency	0.900%	11/30/20	JPY	100,000	904
10	Japan Expressway Holding & Debt
	Repayment Agency	0.911%	7/31/23	JPY	1,000,000	9,232
10	Japan Expressway Holding & Debt
	Repayment Agency	0.934%	1/31/36	JPY	3,600,000	33,452
10	Japan Expressway Holding & Debt
	Repayment Agency	0.970%	1/31/35	JPY	2,200,000	20,662
10	Japan Expressway Holding & Debt
	Repayment Agency	1.000%	8/31/20	JPY	100,000	904
10	Japan Expressway Holding & Debt
	Repayment Agency	1.000%	9/30/20	JPY	100,000	905
10	Japan Expressway Holding & Debt
	Repayment Agency	1.200%	12/27/19	JPY	100,000	902
10	Japan Expressway Holding & Debt
	Repayment Agency	1.200%	12/28/20	JPY	100,000	913
10	Japan Expressway Holding & Debt
	Repayment Agency	1.240%	7/31/35	JPY	500,000	4,884
10	Japan Expressway Holding & Debt
	Repayment Agency	1.300%	1/30/19	JPY	100,000	894
10	Japan Expressway Holding & Debt
	Repayment Agency	1.300%	5/29/20	JPY	100,000	909
10	Japan Expressway Holding & Debt
	Repayment Agency	1.400%	7/31/19	JPY	301,000	2,712
10	Japan Expressway Holding & Debt
	Repayment Agency	1.427%	7/31/34	JPY	600,000	6,036
10	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	12/27/17	JPY	273,000	2,406
10	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	5/31/19	JPY	75,000	675
10	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	6/28/19	JPY	702,000	6,328
10	Japan Expressway Holding & Debt
	Repayment Agency	1.600%	2/28/18	JPY	100,000	884
10	Japan Expressway Holding & Debt
	Repayment Agency	1.600%	10/31/18	JPY	501,000	4,477
10	Japan Expressway Holding & Debt
	Repayment Agency	1.700%	7/31/18	JPY	900,000	8,016
10	Japan Expressway Holding & Debt
	Repayment Agency	2.100%	12/28/29	JPY	500,000	5,346
10	Japan Expressway Holding & Debt
	Repayment Agency	2.300%	2/29/40	JPY	200,000	2,296

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Japan Expressway Holding & Debt
	Repayment Agency	2.340%	10/20/27	JPY	700,000	7,402
	Japan Expressway Holding & Debt
	Repayment Agency	2.420%	6/20/28	JPY	880,000	9,447
	Japan Expressway Holding & Debt
	Repayment Agency	2.450%	3/19/26	JPY	180,000	1,875
	Japan Expressway Holding & Debt
	Repayment Agency	2.700%	3/20/48	JPY	200,000	2,482
	Japan Expressway Holding & Debt
	Repayment Agency	2.870%	12/20/46	JPY	80,000	1,024
	Japan Expressway Holding & Debt
	Repayment Agency	2.960%	3/19/46	JPY	250,000	3,234
	Japan Finance Corp.	0.009%	5/11/18	JPY	650,000	5,717
10	Japan Finance Corp.	0.160%	9/16/20	JPY	800,000	7,065
10	Japan Finance Corp.	0.194%	3/18/20	JPY	500,000	4,417
10	Japan Finance Organization for
	Municipalities	0.001%	6/30/20	JPY	1,400,000	12,288
10	Japan Finance Organization for
	Municipalities	0.110%	5/21/27	JPY	1,500,000	13,118
10	Japan Finance Organization for
	Municipalities	0.140%	4/16/27	JPY	1,200,000	10,518
10	Japan Finance Organization for
	Municipalities	0.202%	4/24/20	JPY	2,000,000	17,674
10	Japan Finance Organization for
	Municipalities	0.250%	10/29/18	JPY	900,000	7,936
10	Japan Finance Organization for
	Municipalities	0.311%	7/28/23	JPY	1,800,000	16,073
10	Japan Finance Organization for
	Municipalities	0.320%	1/19/26	JPY	1,000,000	8,942
10	Japan Finance Organization for
	Municipalities	0.576%	9/24/21	JPY	600,000	5,388
	Japan Finance Organization for
	Municipalities	0.576%	4/28/23	JPY	800,000	7,205
10	Japan Finance Organization for
	Municipalities	0.644%	6/14/24	JPY	2,000,000	18,257
10	Japan Finance Organization for
	Municipalities	0.660%	2/16/24	JPY	1,000,000	9,134
10	Japan Finance Organization for
	Municipalities	0.660%	5/21/24	JPY	2,970,000	27,131
10	Japan Finance Organization for
	Municipalities	0.668%	3/17/23	JPY	370,000	3,364
10	Japan Finance Organization for
	Municipalities	0.669%	11/17/23	JPY	1,579,000	14,405
10	Japan Finance Organization for
	Municipalities	0.669%	4/12/24	JPY	1,500,000	13,703
	Japan Finance Organization for
	Municipalities	0.678%	3/28/23	JPY	500,000	4,526
	Japan Finance Organization for
	Municipalities	0.801%	10/28/22	JPY	800,000	7,264
10	Japan Finance Organization for
	Municipalities	0.815%	2/17/23	JPY	1,500,000	13,750
	Japan Finance Organization for
	Municipalities	0.875%	9/22/21	EUR	5,000	5,965
10	Japan Finance Organization for
	Municipalities	0.882%	6/16/23	JPY	1,000,000	9,211

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
10	Japan Finance Organization for
	Municipalities	0.900%	11/17/20	JPY	100,000	903
10	Japan Finance Organization for
	Municipalities	0.900%	3/14/22	JPY	600,000	5,474
	Japan Finance Organization for
	Municipalities	0.922%	7/28/23	JPY	200,000	1,838
10	Japan Finance Organization for
	Municipalities	0.977%	4/22/22	JPY	2,200,000	20,155
10	Japan Finance Organization for
	Municipalities	1.400%	12/14/18	JPY	310,000	2,769
10	Japan Finance Organization for
	Municipalities	1.400%	4/15/19	JPY	800,000	7,179
10	Japan Finance Organization for
	Municipalities	1.600%	10/16/18	JPY	200,000	1,786
	Japan Finance Organization for
	Municipalities	1.770%	9/25/18	JPY	400,000	3,571
10	Japan Finance Organization for
	Municipalities	1.900%	6/22/18	JPY	500,000	4,443
	Japan Finance Organization for
	Municipalities	1.970%	6/20/18	JPY	500,000	4,449
	Japan Finance Organization for
	Municipalities	2.290%	4/27/29	JPY	80,000	857
	Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	4,715
10	Japan Highway Public Corp.	1.600%	7/15/20	JPY	500,000	4,586
	Japan Highway Public Corp.	2.700%	6/20/22	JPY	390,000	3,838
	Major Joint Local Government Bond	0.180%	1/25/27	JPY	3,000,000	26,295
	Major Joint Local Government Bond	0.210%	3/25/27	JPY	1,900,000	16,680
	Major Joint Local Government Bond	0.215%	10/25/27	JPY	700,000	6,145
	Major Joint Local Government Bond	0.245%	2/25/27	JPY	1,700,000	14,971
	Major Joint Local Government Bond	0.406%	4/25/25	JPY	3,650,000	32,756
	Major Joint Local Government Bond	0.448%	2/25/25	JPY	1,000,000	8,987
	Major Joint Local Government Bond	0.456%	12/25/24	JPY	2,400,000	21,579
	Major Joint Local Government Bond	0.470%	3/25/25	JPY	4,750,000	42,818
	Major Joint Local Government Bond	0.496%	11/25/25	JPY	1,000,000	9,034
	Major Joint Local Government Bond	0.500%	8/25/25	JPY	1,600,000	14,441
	Major Joint Local Government Bond	0.548%	6/25/25	JPY	2,500,000	22,669
	Major Joint Local Government Bond	0.553%	5/23/25	JPY	5,000,000	45,290
	Major Joint Local Government Bond	0.553%	7/25/25	JPY	1,143,700	10,375
	Major Joint Local Government Bond	0.554%	9/25/24	JPY	1,500,000	13,572
	Major Joint Local Government Bond	0.566%	8/23/24	JPY	500,000	4,526
	Major Joint Local Government Bond	0.611%	7/25/24	JPY	700,000	6,350
	Major Joint Local Government Bond	0.659%	6/25/24	JPY	800,000	7,285
	Major Joint Local Government Bond	0.660%	11/24/23	JPY	1,440,000	13,082
	Major Joint Local Government Bond	0.674%	5/24/24	JPY	400,000	3,644
	Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	6,350
	Major Joint Local Government Bond	0.710%	12/25/23	JPY	3,700,000	33,723
	Major Joint Local Government Bond	0.720%	12/22/22	JPY	400,000	3,632
	Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,500,000	13,717
	Major Joint Local Government Bond	0.800%	11/25/22	JPY	250,000	2,278
	Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	7,301
	Major Joint Local Government Bond	0.900%	10/23/20	JPY	300,000	2,706
	Major Joint Local Government Bond	0.910%	7/25/23	JPY	500,000	4,600
	Major Joint Local Government Bond	1.030%	9/24/21	JPY	400,000	3,651
	Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	1,828
	Major Joint Local Government Bond	1.050%	8/25/21	JPY	500,000	4,564

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	3,664
	Major Joint Local Government Bond	1.170%	7/24/20	JPY	1,100,000	9,973
	Major Joint Local Government Bond	1.180%	5/25/21	JPY	500,000	4,573
	Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	1,831
	Major Joint Local Government Bond	1.290%	6/25/20	JPY	130,000	1,181
	Major Joint Local Government Bond	1.320%	12/25/19	JPY	100,000	904
	Major Joint Local Government Bond	1.340%	10/25/19	JPY	300,000	2,708
	Major Joint Local Government Bond	1.380%	3/25/20	JPY	100,000	908
	Major Joint Local Government Bond	1.400%	7/25/19	JPY	300,000	2,701
	Major Joint Local Government Bond	1.440%	4/24/20	JPY	200,000	1,820
	Major Joint Local Government Bond	1.500%	10/25/18	JPY	100,000	892
	Major Joint Local Government Bond	1.540%	8/23/19	JPY	100,000	904
	Major Joint Local Government Bond	1.550%	9/25/18	JPY	100,000	892
	Major Joint Local Government Bond	1.570%	2/23/18	JPY	500,000	4,419
	Major Joint Local Government Bond	1.570%	5/24/19	JPY	453,900	4,088
	Major Joint Local Government Bond	1.640%	6/25/19	JPY	100,000	902
	Metropolitan Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,383
	Metropolitan Expressway Co. Ltd.	0.030%	9/17/21	JPY	300,000	2,631
	Metropolitan Expressway Co. Ltd.	0.090%	9/20/22	JPY	600,000	5,269
10	Nuclear Damage Liability Facilitation Fund	0.151%	11/17/17	JPY	1,000,000	8,803
	Osaka Prefecture	1.453%	9/26/34	JPY	270,000	2,706
	Shoko Chukin Bank Ltd.	0.020%	12/27/19	JPY	1,700,000	14,917
	Shoko Chukin Bank Ltd.	0.070%	8/27/20	JPY	1,000,000	8,774
	Shoko Chukin Bank Ltd.	0.140%	6/27/18	JPY	1,800,000	15,836
	Shoko Chukin Bank Ltd.	0.150%	2/27/18	JPY	2,000,000	17,594
	Shoko Chukin Bank Ltd.	0.170%	9/27/18	JPY	2,500,000	22,004
	Shoko Chukin Bank Ltd.	0.220%	11/27/20	JPY	1,100,000	9,694
	Shoko Chukin Bank Ltd.	0.230%	10/27/20	JPY	1,300,000	11,460
	Tokyo Metropolitan Government	0.210%	3/19/27	JPY	2,000,000	17,565
	Tokyo Metropolitan Government	0.386%	3/19/25	JPY	1,000,000	8,952
	Tokyo Metropolitan Government	0.435%	3/19/25	JPY	2,338,000	21,004
	Tokyo Metropolitan Government	0.444%	12/19/25	JPY	600,000	5,394
	Tokyo Metropolitan Government	0.456%	9/19/25	JPY	500,000	4,499
	Tokyo Metropolitan Government	0.475%	9/19/25	JPY	1,100,000	9,912
	Tokyo Metropolitan Government	0.499%	6/20/25	JPY	750,000	6,770
	Tokyo Metropolitan Government	0.533%	6/20/25	JPY	500,000	4,525
	Tokyo Metropolitan Government	0.635%	3/19/24	JPY	700,000	6,359
	Tokyo Metropolitan Government	0.690%	3/19/24	JPY	100,000	911
	Tokyo Metropolitan Government	0.700%	9/20/23	JPY	450,000	4,095
	Tokyo Metropolitan Government	0.730%	12/20/23	JPY	2,000,000	18,253
	Tokyo Metropolitan Government	0.760%	12/20/22	JPY	185,000	1,683
	Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	2,727
	Tokyo Metropolitan Government	0.860%	3/20/23	JPY	800,000	7,325
	Tokyo Metropolitan Government	0.990%	9/17/21	JPY	200,000	1,822
	Tokyo Metropolitan Government	1.020%	9/17/21	JPY	500,000	4,560
	Tokyo Metropolitan Government	1.293%	6/20/35	JPY	100,000	982
	Tokyo Metropolitan Government	1.380%	9/20/19	JPY	450,000	4,056
	Tokyo Metropolitan Government	1.400%	3/19/20	JPY	400,000	3,630
	Tokyo Metropolitan Government	1.580%	6/20/19	JPY	200,000	1,802
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	1,060
	West Nippon Expressway Co. Ltd.	0.090%	9/20/22	JPY	500,000	4,395
	West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	220,000	1,919
						19,268,564
Total Japan (Cost $19,531,934)						19,642,063

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Jersey, C.I. (0.0%)
Sovereign Bond (0.0%)
Bailiwick of Jersey	3.750%	6/9/54	GBP	1,250	2,092
Total Jersey, C.I. (Cost $2,118)					2,092
Latvia (0.0%)
Sovereign Bonds (0.0%)
Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,268
2 Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,268
Republic of Latvia	2.875%	4/30/24	EUR	1,000	1,354
Republic of Latvia	5.500%	3/5/18	EUR	2,000	2,377
Total Latvia (Cost $6,638)					6,267
Lithuania (0.0%)
Sovereign Bond (0.0%)
Republic of Lithuania	2.125%	10/29/26	EUR	13,800	18,049
Total Lithuania (Cost $17,064)					18,049
Luxembourg (0.0%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
Nord/LB Covered Finance Bank SA	0.250%	3/10/20	EUR	10,000	11,747
					11,747
Sovereign Bonds (0.0%)
Grand Duchy of Luxembourg	2.250%	3/21/22	EUR	4,000	5,178
Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	3,000	4,065
Grand Duchy of Luxembourg	3.375%	5/18/20	EUR	4,000	5,120
					14,363
Total Luxembourg (Cost $24,404)					26,110
Malaysia (0.5%)
Sovereign Bonds (0.5%)
Federation of Malaysia	3.260%	3/1/18	MYR	105,000	24,824
Federation of Malaysia	3.418%	8/15/22	MYR	15,000	3,484
Federation of Malaysia	3.480%	3/15/23	MYR	110,000	25,481
Federation of Malaysia	3.492%	3/31/20	MYR	30,000	7,103
Federation of Malaysia	3.580%	9/28/18	MYR	20,000	4,748
Federation of Malaysia	3.654%	10/31/19	MYR	275,000	65,341
Federation of Malaysia	3.795%	9/30/22	MYR	160,000	37,699
Federation of Malaysia	3.800%	8/17/23	MYR	50,000	11,751
Federation of Malaysia	3.844%	4/15/33	MYR	150,000	32,794
Federation of Malaysia	3.955%	9/15/25	MYR	382,000	88,858
Federation of Malaysia	4.048%	9/30/21	MYR	30,000	7,191
Federation of Malaysia	4.059%	9/30/24	MYR	50,000	11,839
Federation of Malaysia	4.127%	4/15/32	MYR	25,000	5,701
Federation of Malaysia	4.160%	7/15/21	MYR	190,000	45,749
Federation of Malaysia	4.181%	7/15/24	MYR	142,000	33,949
Federation of Malaysia	4.232%	6/30/31	MYR	20,000	4,655
Federation of Malaysia	4.254%	5/31/35	MYR	105,000	23,681
Federation of Malaysia	4.378%	11/29/19	MYR	110,000	26,510
Federation of Malaysia	4.392%	4/15/26	MYR	10,000	2,410
Federation of Malaysia	4.498%	4/15/30	MYR	140,000	33,582
Federation of Malaysia	4.736%	3/15/46	MYR	20,000	4,539
Total Malaysia (Cost $552,631)					501,889

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Mexico (0.8%)
Corporate Bonds (0.1%)
America Movil SAB de CV	1.500%	3/10/24	EUR	600	727
America Movil SAB de CV	2.125%	3/10/28	EUR	5,000	6,182
America Movil SAB de CV	3.000%	7/12/21	EUR	2,500	3,205
America Movil SAB de CV	4.125%	10/25/19	EUR	10,000	12,612
America Movil SAB de CV	4.375%	8/7/41	GBP	4,000	6,180
America Movil SAB de CV	4.750%	6/28/22	EUR	5,005	7,003
America Movil SAB de CV	5.000%	10/27/26	GBP	1,500	2,392
America Movil SAB de CV	5.750%	6/28/30	GBP	200	342
1 America Movil SAB de CV	6.375%	9/6/73	GBP	3,700	5,440
1 America Movil SAB de CV	6.375%	9/6/73	EUR	5,000	7,141
					51,224
Sovereign Bonds (0.7%)
Mexican Bonos	5.750%	3/5/26	MXN	850,000	40,405
Petroleos Mexicanos	2.750%	4/21/27	EUR	20,000	21,828
Petroleos Mexicanos	3.125%	11/27/20	EUR	1,000	1,249
Petroleos Mexicanos	3.750%	2/21/24	EUR	500	622
Petroleos Mexicanos	3.750%	4/16/26	EUR	700	836
Petroleos Mexicanos	5.500%	2/24/25	EUR	12,000	16,231
Petroleos Mexicanos	8.250%	6/2/22	GBP	2,250	3,728
United Mexican States	1.375%	1/15/25	EUR	29,540	34,332
United Mexican States	1.625%	3/6/24	EUR	3,000	3,589
United Mexican States	2.375%	4/9/21	EUR	4,667	5,813
United Mexican States	2.750%	4/22/23	EUR	7,000	8,915
United Mexican States	3.000%	3/6/45	EUR	7,400	8,112
United Mexican States	3.375%	2/23/31	EUR	8,000	10,291
United Mexican States	3.625%	4/9/29	EUR	4,000	5,339
United Mexican States	4.000%	3/15/15	EUR	2,700	2,943
United Mexican States	5.000%	12/11/19	MXN	765,000	38,338
United Mexican States	5.625%	3/19/14	GBP	4,000	5,711
United Mexican States	6.500%	6/10/21	MXN	1,787,500	91,532
United Mexican States	6.500%	6/9/22	MXN	1,250,000	63,707
United Mexican States	7.500%	6/3/27	MXN	225,000	11,936
United Mexican States	7.750%	5/29/31	MXN	445,000	23,916
United Mexican States	7.750%	11/23/34	MXN	510,000	27,397
United Mexican States	7.750%	11/13/42	MXN	1,138,000	60,583
United Mexican States	8.000%	6/11/20	MXN	504,500	26,902
United Mexican States	8.000%	12/7/23	MXN	472,600	25,744
United Mexican States	8.000%	11/7/47	MXN	125,000	6,836
United Mexican States	8.500%	12/13/18	MXN	600,000	31,721
United Mexican States	8.500%	5/31/29	MXN	200,000	11,369
United Mexican States	8.500%	11/18/38	MXN	425,000	24,411
United Mexican States	10.000%	12/5/24	MXN	1,133,500	68,433
United Mexican States	10.000%	11/20/36	MXN	160,000	10,435
					693,204
Total Mexico (Cost $849,357)					744,428
Morocco (0.0%)
Sovereign Bonds (0.0%)
Kingdom of Morocco	3.500%	6/19/24	EUR	2,000	2,598
Kingdom of Morocco	4.500%	10/5/20	EUR	2,000	2,596
Total Morocco (Cost $5,069)					5,194

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Netherlands (2.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
ABN AMRO Bank NV	1.000%	4/13/31	EUR	7,300	8,327
ABN AMRO BANK NV	1.125%	1/12/32	EUR	2,800	3,218
ABN AMRO Bank NV	1.500%	9/30/30	EUR	24,700	30,137
ABN AMRO Bank NV	1.875%	7/31/19	EUR	22,500	27,286
ABN AMRO Bank NV	2.375%	1/23/24	EUR	10,000	13,202
ABN AMRO Bank NV	2.500%	9/5/23	EUR	7,000	9,266
ABN AMRO Bank NV	3.500%	1/18/22	EUR	3,000	4,022
ABN AMRO Bank NV	3.500%	9/21/22	EUR	500	682
ABN AMRO Bank NV	4.250%	4/6/21	EUR	5,000	6,712
Aegon Bank NV	0.250%	5/25/23	EUR	5,000	5,832
ING Bank NV	1.875%	5/22/23	EUR	17,400	22,287
ING Bank NV	2.000%	8/28/20	EUR	10,000	12,412
ING Bank NV	3.375%	1/10/22	EUR	1,100	1,470
ING Bank NV	3.625%	8/31/21	EUR	500	667
ING Bank NV	4.750%	5/27/19	EUR	950	1,198
NIBC Bank NV	0.250%	4/22/22	EUR	20,000	23,465
1 NIBC Bank NV	0.625%	6/1/58	EUR	1,600	1,848
NIBC Bank NV	1.250%	4/8/19	EUR	9,000	10,720
					182,751
Corporate Bonds (0.7%)
ABN AMRO Bank NV	0.625%	5/31/22	EUR	600	714
ABN AMRO Bank NV	0.875%	1/14/26	EUR	1,000	1,202
ABN AMRO Bank NV	2.500%	12/18/18	GBP	6,000	8,110
ABN AMRO Bank NV	2.500%	11/29/23	EUR	3,000	3,932
1 ABN AMRO Bank NV	2.875%	6/30/25	EUR	10,000	12,369
ABN AMRO Bank NV	4.125%	3/28/22	EUR	5,500	7,514
ABN AMRO Bank NV	4.750%	1/11/19	EUR	9,500	11,733
ABN AMRO Bank NV	4.750%	2/5/19	AUD	6,000	4,727
ABN AMRO Bank NV	6.375%	4/27/21	EUR	4,500	6,311
ABN AMRO Bank NV	7.125%	7/6/22	EUR	6,500	9,791
Achmea BV	2.500%	11/19/20	EUR	2,500	3,123
1 Achmea BV	6.000%	4/4/43	EUR	2,000	2,761
Aegon NV	1.000%	12/8/23	EUR	1,100	1,311
1 Aegon NV	4.000%	4/25/44	EUR	2,400	3,139
Aegon NV	6.625%	12/16/39	GBP	1,000	1,989
Akzo Nobel NV	1.125%	4/8/26	EUR	6,600	7,738
Akzo Nobel NV	4.000%	12/17/18	EUR	2,700	3,290
ASML Holding NV	1.625%	5/28/27	EUR	1,400	1,700
ASML Holding NV	3.375%	9/19/23	EUR	1,000	1,364
1 ASR Nederland NV	5.125%	9/29/45	EUR	100	142
Cooperatieve Rabobank UA	0.500%	12/6/22	EUR	14,115	16,654
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	10,000	12,070
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	6,500	7,593
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	100	121
Cooperatieve Rabobank UA	1.750%	1/22/19	EUR	8,400	10,025
Cooperatieve Rabobank UA	2.000%	2/6/19	CHF	1,000	1,034
Cooperatieve Rabobank UA	2.000%	9/16/21	CHF	8,900	9,665
Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	5,000	6,477
1 Cooperatieve Rabobank UA	2.500%	5/26/26	EUR	5,000	6,188
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	4,000	4,970
Cooperatieve Rabobank UA	3.625%	7/2/19	CHF	2,500	2,675
Cooperatieve Rabobank UA	3.750%	11/9/20	EUR	19,000	24,520

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	5,700	7,798
Cooperatieve Rabobank UA	4.000%	1/11/22	EUR	5,800	7,859
Cooperatieve Rabobank UA	4.000%	9/19/22	GBP	3,187	4,732
Cooperatieve Rabobank UA	4.125%	1/14/20	EUR	10,050	12,812
Cooperatieve Rabobank UA	4.125%	1/12/21	EUR	6,400	8,446
Cooperatieve Rabobank UA	4.125%	9/14/22	EUR	8,000	10,892
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	15,000	21,942
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,608	5,933
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	4,500	6,909
Cooperatieve Rabobank UA	4.750%	6/6/22	EUR	5,000	7,050
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	11,312	18,041
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	800	1,532
Cooperatieve Rabobank UA	5.875%	5/20/19	EUR	10,000	12,721
Cooperatieve Rabobank UA	7.250%	4/20/18	AUD	5,250	4,115
1 Delta Lloyd Levensverzekering NV	9.000%	8/29/42	EUR	3,000	4,739
1 Eneco Holding NV	3.250%	12/29/49	EUR	3,500	4,400
Heineken NV	1.375%	1/29/27	EUR	100	120
Heineken NV	1.500%	12/7/24	EUR	5,000	6,150
Heineken NV	2.000%	4/6/21	EUR	1,000	1,244
Heineken NV	2.125%	8/4/20	EUR	18,000	22,237
Heineken NV	2.875%	8/4/25	EUR	5,900	7,921
ING Bank NV	0.750%	11/24/20	EUR	1,600	1,911
ING Bank NV	0.750%	2/22/21	EUR	10,500	12,537
ING Bank NV	1.250%	12/13/19	EUR	15,896	19,092
1 ING Bank NV	3.500%	11/21/23	EUR	4,500	5,434
1 ING Bank NV	3.625%	2/25/26	EUR	15,000	19,244
ING Bank NV	4.500%	2/21/22	EUR	10,500	14,534
ING Bank NV	4.875%	1/18/21	EUR	1,000	1,346
ING Groep NV	0.750%	3/9/22	EUR	17,000	20,130
JAB Holdings BV	1.250%	5/22/24	EUR	10,000	11,948
JAB Holdings BV	1.625%	4/30/25	EUR	4,100	4,990
JAB Holdings BV	2.000%	5/18/28	EUR	600	731
JAB Holdings BV	2.125%	9/16/22	EUR	3,000	3,783
Klepierre	3.250%	2/26/21	EUR	7,182	9,286
Koninklijke DSM NV	0.750%	9/28/26	EUR	100	115
Koninklijke DSM NV	1.000%	4/9/25	EUR	3,200	3,820
Koninklijke DSM NV	1.750%	11/13/19	EUR	1,000	1,207
Koninklijke DSM NV	2.375%	4/3/24	EUR	1,600	2,081
Koninklijke KPN NV	0.625%	4/9/25	EUR	10,000	11,444
Koninklijke KPN NV	3.250%	2/1/21	EUR	5,630	7,223
Koninklijke KPN NV	3.750%	9/21/20	EUR	1,200	1,549
Koninklijke KPN NV	5.000%	11/18/26	GBP	3,660	5,745
Koninklijke KPN NV	5.750%	9/17/29	GBP	3,000	5,068
NIBC Bank NV	1.500%	1/31/22	EUR	18,484	22,237
1 NN Group NV	4.500%	7/15/49	EUR	5,500	7,209
1 NN Group NV	4.625%	4/8/44	EUR	2,600	3,507
Rabobank Capital Funding Trust IV	5.556%	10/29/49	GBP	200	285
Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	985
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,362
Schlumberger Finance BV	1.500%	3/4/19	EUR	10,000	11,912
Shell International Finance BV	0.375%	2/15/25	EUR	15,000	17,300
Shell International Finance BV	0.750%	5/12/24	EUR	15,000	17,862
Shell International Finance BV	1.250%	5/12/28	EUR	600	720
Shell International Finance BV	1.625%	3/24/21	EUR	10,000	12,320

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Shell International Finance BV	2.000%	12/20/19	GBP	5,000	6,793
Unilever NV	0.375%	2/14/23	EUR	1,100	1,294
Unilever NV	1.375%	7/31/29	EUR	5,000	5,961
Unilever plc	1.125%	2/3/22	GBP	200	265
Wolters Kluwer NV	2.875%	3/21/23	EUR	2,000	2,629
					648,404
Sovereign Bonds (2.0%)
Alliander NV	2.875%	6/14/24	EUR	500	676
1 Alliander NV	3.250%	11/29/49	EUR	1,000	1,201
Bank Nederlandse Gemeenten NV	0.050%	7/13/24	EUR	15,000	17,325
Bank Nederlandse Gemeenten NV	0.250%	6/7/24	EUR	6,000	7,020
Bank Nederlandse Gemeenten NV	0.375%	1/14/22	EUR	5,000	5,958
Bank Nederlandse Gemeenten NV	0.500%	8/26/22	EUR	37,000	44,283
Bank Nederlandse Gemeenten NV	0.625%	6/19/27	EUR	20,000	23,266
Bank Nederlandse Gemeenten NV	1.000%	3/19/19	EUR	39,000	46,369
Bank Nederlandse Gemeenten NV	1.000%	1/12/26	EUR	5,000	6,090
Bank Nederlandse Gemeenten NV	1.125%	9/4/24	EUR	1,400	1,734
Bank Nederlandse Gemeenten NV	1.375%	10/21/30	EUR	6,000	7,264
Bank Nederlandse Gemeenten NV	1.500%	3/29/38	EUR	3,000	3,506
Bank Nederlandse Gemeenten NV	1.875%	12/7/18	GBP	2,800	3,769
Bank Nederlandse Gemeenten NV	1.875%	6/6/19	EUR	33,200	40,136
Bank Nederlandse Gemeenten NV	1.875%	1/14/21	EUR	12,000	14,967
Bank Nederlandse Gemeenten NV	2.250%	10/14/20	CHF	7,000	7,603
Bank Nederlandse Gemeenten NV	2.250%	8/30/22	EUR	5,000	6,482
Bank Nederlandse Gemeenten NV	2.500%	10/14/19	CHF	3,920	4,169
Bank Nederlandse Gemeenten NV	3.750%	1/14/20	EUR	5,000	6,369
Bank Nederlandse Gemeenten NV	3.875%	5/26/23	EUR	3,000	4,244
Bank Nederlandse Gemeenten NV	4.750%	3/6/23	AUD	15,000	12,546
Bank Nederlandse Gemeenten NV	5.200%	12/7/28	GBP	3,200	5,649
Bank Nederlandse Gemeenten NV	5.250%	5/20/24	AUD	5,000	4,333
Enexis Holding NV	1.875%	11/13/20	EUR	1,500	1,852
2 Kingdom of Netherlands	0.000%	1/15/22	EUR	80,000	94,783
Kingdom of Netherlands	0.250%	1/15/20	EUR	55,000	65,431
2 Kingdom of Netherlands	0.250%	7/15/25	EUR	111,000	130,217
2 Kingdom of Netherlands	0.500%	7/15/26	EUR	72,000	85,225
2 Kingdom of Netherlands	1.250%	1/15/19	EUR	24,000	28,641
2 Kingdom of Netherlands	1.750%	7/15/23	EUR	147,000	189,996
2 Kingdom of Netherlands	2.000%	7/15/24	EUR	69,600	91,970
2 Kingdom of Netherlands	2.250%	7/15/22	EUR	57,500	75,209
2 Kingdom of Netherlands	2.500%	1/15/33	EUR	89,700	129,292
2 Kingdom of Netherlands	2.750%	1/15/47	EUR	48,150	76,599
2 Kingdom of Netherlands	3.250%	7/15/21	EUR	63,900	84,922
2 Kingdom of Netherlands	3.500%	7/15/20	EUR	30,603	39,697
Kingdom of Netherlands	3.750%	1/15/23	EUR	10,000	14,101
2 Kingdom of Netherlands	3.750%	1/15/42	EUR	33,300	60,492
2 Kingdom of Netherlands	4.000%	7/15/19	EUR	75,000	94,474
2 Kingdom of Netherlands	4.000%	1/15/37	EUR	57,000	101,881
Kingdom of Netherlands	5.500%	1/15/28	EUR	45,000	78,917
2 Kingdom of the Netherlands	0.750%	7/15/27	EUR	20,000	23,925
Nederlandse Financierings Maatschappij
voor Ontwikkelingslanden NV	0.125%	11/4/20	EUR	518	612
Nederlandse Financierings Maatschappij
voor Ontwikkelingslanden NV	0.125%	4/20/22	EUR	6,347	7,454
Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	1,953

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Nederlandse Gasunie NV	3.625%	10/13/21	EUR	3,500	4,667
Nederlandse Waterschapsbank NV	0.500%	10/27/22	EUR	11,600	13,873
Nederlandse Waterschapsbank NV	0.625%	7/3/19	EUR	10,000	11,866
Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	40,000	38,900
Nederlandse Waterschapsbank NV	1.125%	1/28/19	EUR	2,000	2,377
Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	18,200	20,692
Nederlandse Waterschapsbank NV	1.625%	8/23/19	EUR	9,000	10,886
Nederlandse Waterschapsbank NV	1.750%	7/9/20	EUR	2,000	2,464
Nederlandse Waterschapsbank NV	2.000%	12/28/18	GBP	3,000	4,045
Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	3,000	3,427
Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	6,000	8,621
Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	10,000	14,401
Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	6,540
Nederlandse Waterschapsbank NV	3.875%	2/17/20	EUR	1,500	1,921
Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	10,000	18,702
TenneT Holding BV	2.125%	11/1/20	EUR	3,900	4,846
TenneT Holding BV	4.500%	2/9/22	EUR	1,500	2,076
					1,922,906
Total Netherlands (Cost $2,662,716)					2,754,061
New Zealand (0.2%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
ANZ New Zealand International Ltd.	0.625%	1/27/22	EUR	5,000	5,952
Corporate Bonds (0.0%)
ANZ New Zealand International Ltd.	0.625%	6/1/21	EUR	1,200	1,423
ASB Finance Ltd.	0.500%	6/17/20	EUR	7,912	9,333
ASB Finance Ltd.	0.500%	6/10/22	EUR	20,886	24,474
Bank of New Zealand	4.426%	6/18/20	NZD	2,000	1,416
BNZ International Funding Ltd.	0.125%	6/17/21	EUR	1,000	1,168
Chorus Ltd.	6.750%	4/6/20	GBP	1,100	1,640
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	1,520	1,756
Fonterra Co-operative Group Ltd.	4.500%	6/30/21	AUD	1,500	1,206
					42,416
Sovereign Bonds (0.2%)
New Zealand	2.750%	4/15/25	NZD	60,000	41,086
New Zealand	2.750%	4/15/37	NZD	10,000	6,146
New Zealand	3.000%	4/15/20	NZD	42,300	29,624
New Zealand	3.500%	4/14/33	NZD	20,000	14,040
New Zealand	4.500%	4/15/27	NZD	11,000	8,496
New Zealand	5.000%	3/15/19	NZD	30,000	21,391
New Zealand	5.500%	4/15/23	NZD	25,000	19,748
New Zealand	6.000%	12/15/17	NZD	24,000	16,504
New Zealand	6.000%	5/15/21	NZD	27,500	21,272
New Zealand Local Government
Funding Agency Ltd.	4.500%	4/15/27	NZD	2,000	1,441
New Zealand Local Government
Funding Agency Ltd.	5.500%	4/15/23	NZD	5,000	3,825
New Zealand Local Government
Funding Agency Ltd.	6.000%	5/15/21	NZD	4,000	3,036
					186,609
Total New Zealand (Cost $242,631)					234,977

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Norway (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
DNB Boligkreditt AS	0.250%	4/18/23	EUR	1,000	1,171
DNB Boligkreditt AS	0.375%	10/20/20	EUR	14,000	16,589
DNB Boligkreditt AS	0.375%	1/14/21	EUR	7,000	8,296
DNB Boligkreditt AS	1.125%	11/12/18	EUR	5,000	5,915
DNB Boligkreditt AS	1.875%	11/21/22	EUR	13,000	16,507
DNB Boligkreditt AS	2.750%	3/21/22	EUR	17,500	22,841
DNB Boligkreditt AS	3.875%	6/16/21	EUR	17,900	23,866
DNB Boligkreditt AS	5.000%	5/25/21	NOK	20,500	2,819
Eika Boligkreditt AS	2.000%	6/19/19	EUR	10,000	12,089
Eika Boligkreditt AS	2.125%	1/30/23	EUR	2,000	2,567
SpareBank 1 Boligkreditt AS	0.050%	1/25/22	EUR	10,000	11,677
SpareBank 1 Boligkreditt AS	0.750%	9/5/22	EUR	10,000	12,024
SpareBank 1 Boligkreditt AS	1.500%	1/20/20	EUR	34,400	41,663
SpareBank 1 Boligkreditt AS	1.500%	6/12/20	EUR	11,000	13,397
SpareBank 1 Boligkreditt AS	3.375%	9/7/21	EUR	10,000	13,194
Sparebanken Vest Boligkreditt AS	1.250%	1/16/19	EUR	5,000	5,939
SR-Boligkreditt AS	0.125%	9/8/21	EUR	2,500	2,930
SR-Boligkreditt AS	0.500%	9/28/20	EUR	2,500	2,968
SR-Boligkreditt AS	0.750%	1/18/23	EUR	10,000	11,991
					228,443
Corporate Bonds (0.1%)
DNB Bank ASA	4.250%	1/27/20	GBP	6,500	9,241
DNB Bank ASA	4.250%	1/18/22	EUR	300	411
DNB Bank ASA	4.375%	2/24/21	EUR	3,000	4,002
Santander Consumer Bank AS	0.250%	9/30/19	EUR	3,000	3,512
Santander Consumer Bank AS	0.375%	2/17/20	EUR	2,000	2,345
Santander Consumer Bank AS	1.000%	2/25/19	EUR	1,200	1,417
SpareBank 1 Boligkreditt AS	0.125%	11/12/18	EUR	10,000	11,709
SpareBank 1 Boligkreditt AS	0.375%	3/9/23	EUR	1,500	1,767
SpareBank 1 SMN	0.500%	3/9/22	EUR	2,000	2,345
SpareBank 1 SMN	0.750%	6/8/21	EUR	19,494	23,170
SpareBank 1 SMN	1.500%	5/20/19	EUR	5,600	6,689
SpareBank 1 SR Bank ASA	2.125%	2/3/20	EUR	1,500	1,833
SpareBank 1 SR-Bank ASA	0.375%	2/10/22	EUR	2,195	2,557
SpareBank 1 SR-Bank ASA	2.125%	2/27/19	EUR	5,000	6,001
SpareBank 1 SR-Bank ASA	2.125%	4/14/21	EUR	10,100	12,568
					89,567
Sovereign Bonds (0.4%)
Avinor AS	1.000%	4/29/25	EUR	100	119
2 Kingdom of Norway	1.500%	2/19/26	NOK	125,000	15,292
2 Kingdom of Norway	1.750%	3/13/25	NOK	175,000	21,924
2 Kingdom of Norway	1.750%	2/17/27	NOK	150,000	18,600
2 Kingdom of Norway	2.000%	5/24/23	NOK	86,650	11,061
2 Kingdom of Norway	3.000%	3/14/24	NOK	414,900	56,056
2 Kingdom of Norway	3.750%	5/25/21	NOK	229,100	30,813
2 Kingdom of Norway	4.500%	5/22/19	NOK	372,850	48,503
Kommunalbanken AS	0.875%	4/8/19	EUR	5,000	5,932
Kommunalbanken AS	4.500%	7/18/22	AUD	3,500	2,896
Kommunalbanken AS	4.500%	4/17/23	AUD	5,248	4,365
Kommunalbanken AS	5.000%	3/28/19	NZD	10,000	7,088
Kommunalbanken AS	5.250%	7/15/24	AUD	4,800	4,183

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Statkraft AS	2.500%	11/28/22	EUR	2,500	3,225
Statkraft AS	6.625%	4/2/19	EUR	2,950	3,765
Statoil ASA	0.750%	11/9/26	EUR	8,000	9,202
Statoil ASA	0.875%	2/17/23	EUR	20,800	24,964
Statoil ASA	1.625%	2/17/35	EUR	5,000	5,821
Statoil ASA	1.625%	11/9/36	EUR	200	229
Statoil ASA	2.000%	9/10/20	EUR	3,000	3,705
Statoil ASA	2.875%	9/10/25	EUR	6,400	8,675
Statoil ASA	5.625%	3/11/21	EUR	22,700	31,422
Statoil ASA	6.875%	3/11/31	GBP	2,750	5,432
Telenor ASA	2.500%	5/22/25	EUR	2,400	3,158
Telenor ASA	2.750%	6/27/22	EUR	5,000	6,509
Telenor ASA	4.125%	3/26/20	EUR	500	642
					333,581
Total Norway (Cost $636,979)					651,591
Peru (0.0%)
Sovereign Bond (0.0%)
Republic of Peru	3.750%	3/1/30	EUR	3,000	4,219
Total Peru (Cost $3,298)					4,219
Poland (0.6%)
Sovereign Bonds (0.6%)
Republic of Poland	0.875%	5/10/27	EUR	9,900	11,288
Republic of Poland	1.000%	10/25/28	EUR	5,000	5,632
Republic of Poland	1.500%	4/25/20	PLN	120,000	32,665
Republic of Poland	1.500%	9/9/25	EUR	5,000	6,120
Republic of Poland	1.500%	1/19/26	EUR	29,700	36,353
Republic of Poland	1.625%	1/15/19	EUR	20,000	23,810
Republic of Poland	1.750%	7/25/21	PLN	40,000	10,754
Republic of Poland	2.250%	4/25/22	PLN	248,000	67,075
Republic of Poland	2.500%	7/25/26	PLN	175,000	45,001
Republic of Poland	2.500%	7/25/27	PLN	75,000	19,024
Republic of Poland	3.250%	5/15/19	CHF	18,400	19,488
Republic of Poland	3.250%	7/25/19	PLN	55,800	15,787
Republic of Poland	3.250%	7/25/25	PLN	130,000	35,737
Republic of Poland	3.375%	7/9/24	EUR	5,000	6,859
Republic of Poland	3.750%	1/19/23	EUR	4,600	6,305
Republic of Poland	4.000%	3/23/21	EUR	2,000	2,647
Republic of Poland	4.000%	10/25/23	PLN	207,875	60,452
Republic of Poland	4.200%	4/15/20	EUR	8,000	10,306
Republic of Poland	4.500%	1/18/22	EUR	6,500	8,971
Republic of Poland	5.250%	10/25/20	PLN	50,000	14,996
Republic of Poland	5.250%	1/20/25	EUR	7,000	10,709
Republic of Poland	5.500%	10/25/19	PLN	53,000	15,651
Republic of Poland	5.750%	10/25/21	PLN	126,100	38,974
Republic of Poland	5.750%	9/23/22	PLN	41,000	12,841
Republic of Poland	5.750%	4/25/29	PLN	23,850	8,059
Total Poland (Cost $504,800)					525,504
Portugal (0.1%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
Caixa Geral de Depositos SA	3.000%	1/15/19	EUR	7,300	8,817

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.1%)
Banco Santander Totta SA	0.875%	4/25/24	EUR	100	118
Brisa Concessao Rodoviaria SA	2.000%	3/22/23	EUR	200	249
Brisa Concessao Rodoviaria SA	2.375%	5/10/27	EUR	13,100	16,221
EDP Finance BV	1.125%	2/12/24	EUR	24,900	29,577
EDP Finance BV	1.875%	9/29/23	EUR	8,500	10,598
EDP Finance BV	2.375%	3/23/23	EUR	600	766
EDP Finance BV	2.625%	4/15/19	EUR	1,000	1,211
EDP Finance BV	2.625%	1/18/22	EUR	10,955	14,024
EDP Finance BV	4.125%	6/29/20	EUR	5,400	6,987
EDP Finance BV	4.875%	9/14/20	EUR	2,670	3,546
EDP Finance BV	8.625%	1/4/24	GBP	6,600	11,799
					95,096
Sovereign Bond (0.0%)
Caixa Geral de Depositos SA	1.000%	1/27/22	EUR	4,900	5,811
Total Portugal (Cost $102,379)					109,724
Romania (0.1%)
Sovereign Bonds (0.1%)
Republic of Romania	2.750%	10/29/25	EUR	11,385	14,332
Republic of Romania	2.875%	5/26/28	EUR	30,000	36,635
Republic of Romania	3.625%	4/24/24	EUR	5,000	6,696
Republic of Romania	4.625%	9/18/20	EUR	3,000	3,956
Republic of Romania	4.875%	11/7/19	EUR	7,000	8,947
Romania	2.375%	4/19/27	EUR	14,860	17,593
Total Romania (Cost $84,563)					88,159
Russia (0.3%)
Sovereign Bonds (0.3%)
Russian Federation	6.400%	5/27/20	RUB	1,150,000	19,245
Russian Federation	6.700%	5/15/19	RUB	4,700,000	79,592
Russian Federation	6.800%	12/11/19	RUB	3,135,715	53,078
Russian Federation	7.000%	1/25/23	RUB	1,025,000	17,272
Russian Federation	7.000%	8/16/23	RUB	800,000	13,477
Russian Federation	7.050%	1/19/28	RUB	2,050,000	34,048
Russian Federation	7.600%	7/20/22	RUB	300,000	5,187
Russian Federation	8.150%	2/3/27	RUB	2,000,000	35,762
Total Russia (Cost $259,057)					257,661
Singapore (0.4%)
Corporate Bond (0.0%)
United Overseas Bank Ltd.	0.125%	3/2/22	EUR	1,600	1,868
Sovereign Bonds (0.4%)
Housing & Development Board	1.470%	7/19/21	SGD	30,000	21,672
Housing & Development Board	2.035%	9/16/26	SGD	9,750	6,911
Housing & Development Board	2.223%	5/28/19	SGD	14,000	10,380
Housing & Development Board	2.288%	9/19/19	SGD	20,000	14,863
Housing & Development Board	3.140%	3/18/21	SGD	10,000	7,651
Republic of Singapore	1.625%	10/1/19	SGD	10,000	7,365
Republic of Singapore	1.750%	4/1/22	SGD	20,000	14,675
Republic of Singapore	2.000%	7/1/20	SGD	20,000	14,860
Republic of Singapore	2.125%	6/1/26	SGD	20,000	14,647
Republic of Singapore	2.250%	6/1/21	SGD	45,000	33,748
Republic of Singapore	2.250%	8/1/36	SGD	25,000	17,669

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Republic of Singapore	2.375%	6/1/25	SGD	40,000	30,013
Republic of Singapore	2.500%	6/1/19	SGD	15,000	11,196
Republic of Singapore	2.750%	7/1/23	SGD	10,000	7,695
Republic of Singapore	2.750%	4/1/42	SGD	10,950	8,353
Republic of Singapore	2.750%	3/1/46	SGD	12,500	9,536
Republic of Singapore	2.875%	7/1/29	SGD	3,000	2,326
Republic of Singapore	2.875%	9/1/30	SGD	10,000	7,748
Republic of Singapore	3.000%	9/1/24	SGD	16,000	12,501
Republic of Singapore	3.125%	9/1/22	SGD	69,000	53,867
Republic of Singapore	3.375%	9/1/33	SGD	11,800	9,708
Republic of Singapore	3.500%	3/1/27	SGD	45,000	36,754
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	2,000	3,873
					358,011
Total Singapore (Cost $359,678)					359,879
Slovakia (0.2%)
Sovereign Bonds (0.2%)
Slovak Republic	0.000%	11/13/23	EUR	38,800	44,670
Slovak Republic	1.375%	10/16/19	CHF	2,000	2,077
Slovak Republic	1.375%	1/21/27	EUR	11,200	13,700
Slovak Republic	1.500%	11/28/18	EUR	2,000	2,376
Slovak Republic	1.625%	1/21/31	EUR	14,500	17,581
Slovak Republic	3.000%	2/28/23	EUR	5,000	6,825
Slovak Republic	3.375%	11/15/24	EUR	20,000	28,083
Slovak Republic	3.625%	1/16/29	EUR	3,000	4,454
Slovak Republic	4.000%	4/27/20	EUR	15,750	20,394
Slovak Republic	4.000%	3/26/21	EUR	1,000	1,343
Slovak Republic	4.350%	10/14/25	EUR	6,500	10,091
Total Slovakia (Cost $141,765)					151,594
Slovenia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovenia	1.500%	3/25/35	EUR	12,000	13,779
Republic of Slovenia	1.750%	11/3/40	EUR	10,000	11,266
Republic of Slovenia	2.250%	3/25/22	EUR	11,072	14,215
Republic of Slovenia	3.125%	8/7/45	EUR	10,000	14,489
Republic of Slovenia	4.125%	1/26/20	EUR	2,000	2,559
Republic of Slovenia	4.375%	2/6/19	EUR	2,000	2,471
Republic of Slovenia	4.625%	9/9/24	EUR	4,000	6,037
Republic of Slovenia	5.125%	3/30/26	EUR	8,000	12,772
Total Slovenia (Cost $69,207)					77,588
South Africa (0.4%)
Sovereign Bonds (0.4%)
Republic of South Africa	6.250%	3/31/36	ZAR	320,000	15,673
Republic of South Africa	6.500%	2/28/41	ZAR	145,000	7,007
Republic of South Africa	6.750%	3/31/21	ZAR	400,000	27,214
Republic of South Africa	7.000%	2/28/31	ZAR	160,000	9,061
Republic of South Africa	7.250%	1/15/20	ZAR	236,500	16,542
Republic of South Africa	7.750%	2/28/23	ZAR	975,710	67,169
Republic of South Africa	8.000%	1/31/30	ZAR	246,000	15,393
Republic of South Africa	8.250%	3/31/32	ZAR	312,000	19,429
Republic of South Africa	8.500%	1/31/37	ZAR	566,000	34,813
Republic of South Africa	8.750%	1/31/44	ZAR	360,430	22,246

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Republic of South Africa	8.750%	2/28/48	ZAR	270,000	16,688
Republic of South Africa	8.875%	2/28/35	ZAR	572,727	36,933
Republic of South Africa	9.000%	1/31/40	ZAR	339,597	21,621
Republic of South Africa	10.500%	12/21/26	ZAR	924,245	70,892
Total South Africa (Cost $449,396)					380,681
South Korea (2.4%)
Corporate Bond (0.0%)
Hyundai Capital Services Inc.	3.500%	6/3/21	AUD	395	303
Sovereign Bonds (2.4%)
2 Export-Import Bank of Korea	1.927%	2/24/20	CAD	800	610
Export-Import Bank of Korea	2.000%	4/30/20	EUR	1,800	2,192
2 Export-Import Bank of Korea	2.711%	12/5/19	CAD	3,420	2,667
Korea Railroad Corp.	1.000%	11/16/18	CHF	4,000	4,056
Republic of Korea	1.250%	12/10/19	KRW	110,000,000	96,993
Republic of Korea	1.250%	7/31/21	KRW	20,000,000	17,418
Republic of Korea	1.250%	8/31/21	KRW	17,000,000	14,741
Republic of Korea	1.250%	11/30/21	KRW	10,000,000	8,608
Republic of Korea	1.375%	9/10/21	KRW	173,000,000	148,729
Republic of Korea	1.500%	6/10/19	KRW	70,000,000	62,363
Republic of Korea	1.500%	4/30/21	KRW	20,000,000	17,311
Republic of Korea	1.500%	11/30/21	KRW	40,000,000	34,861
Republic of Korea	1.500%	12/31/21	KRW	40,000,000	34,771
Republic of Korea	1.500%	12/10/26	KRW	130,000,000	106,034
Republic of Korea	1.500%	9/10/36	KRW	140,000,000	106,419
Republic of Korea	1.750%	5/31/20	KRW	20,000,000	17,636
Republic of Korea	1.750%	6/10/20	KRW	30,000,000	26,514
Republic of Korea	1.750%	6/30/20	KRW	10,000,000	8,811
Republic of Korea	1.750%	7/31/20	KRW	38,000,000	33,451
Republic of Korea	1.750%	8/31/20	KRW	30,000,000	26,368
Republic of Korea	1.750%	10/31/20	KRW	10,000,000	8,770
Republic of Korea	1.750%	11/30/20	KRW	20,000,000	17,559
Republic of Korea	1.750%	12/31/20	KRW	10,000,000	8,768
Republic of Korea	1.750%	1/31/21	KRW	10,000,000	8,755
Republic of Korea	1.875%	3/10/22	KRW	40,000,000	34,974
Republic of Korea	1.875%	6/10/26	KRW	182,000,000	154,483
Republic of Korea	2.000%	11/30/19	KRW	10,000,000	8,892
Republic of Korea	2.000%	2/29/20	KRW	30,000,000	26,651
Republic of Korea	2.000%	3/10/20	KRW	60,000,000	53,350
Republic of Korea	2.000%	3/31/20	KRW	10,000,000	8,881
Republic of Korea	2.000%	9/10/20	KRW	45,000,000	39,938
Republic of Korea	2.000%	9/10/22	KRW	40,000,000	35,196
Republic of Korea	2.000%	3/10/46	KRW	65,000,000	52,798
Republic of Korea	2.125%	6/10/24	EUR	4,300	5,384
Republic of Korea	2.125%	6/10/27	KRW	105,000,000	90,607
Republic of Korea	2.125%	3/10/47	KRW	45,000,000	37,727
Republic of Korea	2.250%	6/10/25	KRW	79,000,000	69,002
Republic of Korea	2.250%	12/10/25	KRW	30,000,000	26,156
Republic of Korea	2.250%	9/10/37	KRW	20,000,000	17,181
Republic of Korea	2.500%	4/30/18	KRW	30,000,000	26,948
Republic of Korea	2.625%	9/10/35	KRW	49,000,000	44,417
Republic of Korea	2.750%	9/10/19	KRW	15,000,000	13,642
Republic of Korea	2.750%	12/10/44	KRW	38,000,000	35,879
Republic of Korea	3.000%	3/10/23	KRW	34,000,000	31,174

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Republic of Korea	3.000%	9/10/24	KRW	95,000,000	87,321
Republic of Korea	3.000%	12/10/42	KRW	31,000,000	29,840
Republic of Korea	3.125%	3/10/19	KRW	44,000,000	40,117
Republic of Korea	3.250%	9/10/18	KRW	5,000,000	4,535
Republic of Korea	3.375%	9/10/23	KRW	40,000,000	37,220
Republic of Korea	3.750%	12/10/33	KRW	76,500,000	78,934
Republic of Korea	4.000%	12/10/31	KRW	41,000,000	42,766
Republic of Korea	4.250%	6/10/21	KRW	45,000,000	42,750
Republic of Korea	4.750%	12/10/30	KRW	28,000,000	31,016
Republic of Korea	5.000%	6/10/20	KRW	146,500,000	139,961
Republic of Korea	5.250%	3/10/27	KRW	15,500,000	16,887
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	22,569
Republic of Korea	5.500%	12/10/29	KRW	16,000,000	18,603
Republic of Korea	5.750%	3/10/26	KRW	14,000,000	15,480
					2,235,684
Total South Korea (Cost $2,245,129)					2,235,987
Spain (5.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
AyT Cedulas Cajas Global	3.750%	12/14/22	EUR	800	1,093
AyT Cedulas Cajas Global	4.000%	3/24/21	EUR	7,000	9,246
AyT Cedulas Cajas Global	4.250%	10/25/23	EUR	1,000	1,422
AyT Cedulas Cajas Global	4.500%	12/2/19	EUR	5,000	6,391
AyT Cedulas Cajas Global	4.750%	5/25/27	EUR	7,600	11,658
AyT Cedulas Cajas IX Fondo de
Titulizacion de Activos	4.000%	3/31/20	EUR	7,000	8,956
AyT Cedulas Cajas VIII Fondo de
Titulizacion de Activos	4.250%	11/18/19	EUR	11,000	13,963
AyT Cedulas Cajas X Fondo de
Titulizacion de Activos	3.750%	6/30/25	EUR	10,000	14,206
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	3,000	3,929
Banco Bilbao Vizcaya Argentaria SA	3.500%	10/7/20	EUR	1,000	1,290
Banco Bilbao Vizcaya Argentaria SA	3.500%	1/24/21	EUR	5,000	6,506
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	6,000	8,353
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	2,100	3,061
Banco de Sabadell SA	0.875%	11/12/21	EUR	10,000	12,005
Banco Popular Espanol SA	1.000%	4/7/25	EUR	42,000	49,965
Banco Popular Espanol SA	2.125%	10/8/19	EUR	4,000	4,867
Banco Popular Espanol SA	3.750%	1/22/19	EUR	5,000	6,108
Banco Santander SA	0.750%	9/9/22	EUR	20,700	24,821
Banco Santander SA	2.000%	11/27/34	EUR	6,500	8,073
Banco Santander SA	3.875%	2/6/26	EUR	400	586
Banco Santander SA	4.000%	4/7/20	EUR	2,000	2,570
Banco Santander SA	4.625%	5/4/27	EUR	1,100	1,718
Bankia SA	0.875%	1/21/21	EUR	5,800	6,942
Bankia SA	1.000%	9/25/25	EUR	1,200	1,416
Bankia SA	1.125%	8/5/22	EUR	23,000	27,894
Bankia SA	4.000%	2/3/25	EUR	12,300	17,598
Bankia SA	4.125%	3/24/36	EUR	4,700	7,010
Bankia SA	4.500%	4/26/22	EUR	4,050	5,619
Bankia SA	5.000%	6/28/19	EUR	2,000	2,530
Bankinter SA	0.875%	8/3/22	EUR	10,000	12,001
Bankinter SA	1.000%	2/5/25	EUR	5,000	5,938
CaixaBank SA	0.625%	3/27/25	EUR	13,000	15,049

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
CaixaBank SA	2.625%	3/21/24	EUR	5,600	7,433
CaixaBank SA	3.625%	1/18/21	EUR	5,000	6,506
CaixaBank SA	3.875%	2/17/25	EUR	12,000	17,201
CaixaBank SA	4.625%	6/4/19	EUR	10,400	13,047
Caja Rural de Castilla-La Mancha SCC	0.875%	5/27/24	EUR	5,000	5,909
Caja Rural de Navarra SCC	0.500%	3/16/22	EUR	6,000	7,062
Cajamar Caja Rural SCC	1.250%	1/26/22	EUR	3,000	3,602
Cajamar Caja Rural SCC	3.750%	11/22/18	EUR	400	485
Cedulas TDA	4.125%	4/10/21	EUR	11,500	15,279
Cedulas TDA 5 Fondo de
Titulizacion de Activos	4.125%	11/29/19	EUR	10,400	13,191
Cedulas TDA 6 Fondo de
Titulizacion de Activos	3.875%	5/23/25	EUR	7,000	10,026
Cedulas TDA 6 Fondo de
Titulizacion de Activos	4.250%	4/10/31	EUR	7,800	11,741
IM Cedulas 10	4.500%	2/21/22	EUR	1,300	1,792
IM Cedulas 7 Fondo de
Titulazion de Activos	4.000%	3/31/21	EUR	10,000	13,204
Kutxabank SA	1.750%	5/27/21	EUR	5,000	6,181
					435,443
Corporate Bonds (0.5%)
Abertis Infraestructuras SA	1.000%	2/27/27	EUR	1,300	1,460
Abertis Infraestructuras SA	1.375%	5/20/26	EUR	700	819
Abertis Infraestructuras SA	3.750%	6/20/23	EUR	3,000	4,097
Abertis Infraestructuras SA	4.375%	3/30/20	EUR	700	904
Abertis Infraestructuras SA	4.750%	10/25/19	EUR	3,500	4,467
Banco Bilbao Vizcaya Argentaria SA	0.750%	1/20/22	EUR	10,100	12,135
Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	EUR	14,000	18,363
Banco Santander SA	1.375%	2/9/22	EUR	10,000	12,031
Bankia SA	1.000%	3/14/23	EUR	8,700	10,496
1 BBVA Subordinated Capital SAU	3.500%	4/11/24	EUR	8,000	9,755
CaixaBank SA	1.250%	1/11/27	EUR	500	598
Criteria Caixa SAU	1.625%	4/21/22	EUR	3,000	3,593
Criteria Caixa SAU	2.375%	5/9/19	EUR	30,400	36,617
Distribuidora Internacional de
Alimentacion SA	1.500%	7/22/19	EUR	100	119
Enagas Financiaciones SAU	1.250%	2/6/25	EUR	5,200	6,261
Enagas Financiaciones SAU	1.375%	5/5/28	EUR	200	235
Enagas Financiaciones SAU	2.500%	4/11/22	EUR	1,900	2,446
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	5,000	6,424
Ferrovial Emisiones SA	3.375%	6/7/21	EUR	700	911
Gas Natural Capital Markets SA	1.125%	4/11/24	EUR	4,000	4,764
Gas Natural Capital Markets SA	5.375%	5/24/19	EUR	7,600	9,614
Gas Natural Fenosa Finance BV	1.250%	4/19/26	EUR	8,600	10,135
Gas Natural Fenosa Finance BV	1.375%	1/21/25	EUR	5,000	6,001
Gas Natural Fenosa Finance BV	1.375%	1/19/27	EUR	100	118
Gas Natural Fenosa Finance BV	2.875%	3/11/24	EUR	4,000	5,278
Gas Natural Fenosa Finance BV	3.500%	4/15/21	EUR	2,300	2,995
Gas Natural Fenosa Finance BV	3.875%	4/11/22	EUR	3,800	5,139
Iberdrola Finanzas SAU	4.125%	3/23/20	EUR	1,050	1,347
Iberdrola Finanzas SAU	6.000%	7/1/22	GBP	6,500	10,273
Iberdrola Finanzas SAU	7.375%	1/29/24	GBP	5,000	8,695
Iberdrola International BV	0.375%	9/15/25	EUR	16,700	18,684
Iberdrola International BV	1.125%	4/21/26	EUR	2,000	2,356

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Iberdrola International BV	1.750%	9/17/23	EUR	10,000	12,497
	Iberdrola International BV	1.875%	10/8/24	EUR	400	503
	Iberdrola International BV	2.500%	10/24/22	EUR	2,600	3,364
	Iberdrola International BV	3.000%	1/31/22	EUR	3,000	3,916
	Iberdrola International BV	3.500%	2/1/21	EUR	14,000	18,163
	Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	500	585
	Inmobiliaria Colonial Socimi SA	2.728%	6/5/23	EUR	2,300	2,940
	Mapfre SA	1.625%	5/19/26	EUR	1,500	1,792
	Merlin Properties Socimi SA	1.750%	5/26/25	EUR	9,670	11,477
	Merlin Properties Socimi SA	2.225%	4/25/23	EUR	300	372
	Merlin Properties Socimi SA	2.375%	5/23/22	EUR	8,600	10,706
	Red Electrica de Espana Finance BV	3.875%	1/25/22	EUR	2,000	2,702
	Red Electrica Financiaciones SA
	Unipersonal	2.125%	7/1/23	EUR	6,700	8,541
	Red Electrica Financiaciones SA
	Unipersonal	4.875%	4/29/20	EUR	2,100	2,751
	Repsol International Finance BV	0.500%	5/23/22	EUR	10,000	11,751
	Repsol International Finance BV	2.625%	5/28/20	EUR	7,800	9,700
	Santander Consumer Finance SA	0.750%	4/3/19	EUR	500	589
	Santander Consumer Finance SA	0.900%	2/18/20	EUR	15,200	18,052
	Santander Consumer Finance SA	1.000%	5/26/21	EUR	100	119
	Santander Consumer Finance SA	1.500%	11/12/20	EUR	500	606
	Santander International Debt SAU	4.000%	1/24/20	EUR	5,400	6,865
	Santander Issuances SAU	2.500%	3/18/25	EUR	14,100	17,327
	Santander Issuances SAU	3.250%	4/4/26	EUR	500	645
	Telefonica Emisiones SAU	0.318%	10/17/20	EUR	8,100	9,525
	Telefonica Emisiones SAU	1.460%	4/13/26	EUR	5,900	7,030
	Telefonica Emisiones SAU	1.528%	1/17/25	EUR	3,000	3,645
	Telefonica Emisiones SAU	1.930%	10/17/31	EUR	7,300	8,404
	Telefonica Emisiones SAU	2.318%	10/17/28	EUR	800	997
	Telefonica Emisiones SAU	2.736%	5/29/19	EUR	6,000	7,307
	Telefonica Emisiones SAU	2.932%	10/17/29	EUR	8,500	11,110
	Telefonica Emisiones SAU	3.961%	3/26/21	EUR	6,000	7,919
	Telefonica Emisiones SAU	3.987%	1/23/23	EUR	9,300	12,784
	Telefonica Emisiones SAU	4.693%	11/11/19	EUR	7,400	9,458
	Telefonica Emisiones SAU	5.289%	12/9/22	GBP	1,000	1,546
	Telefonica Emisiones SAU	5.375%	2/2/26	GBP	1,600	2,543
	Telefonica Emisiones SAU	5.445%	10/8/29	GBP	5,750	9,522
	Telefonica Europe BV	5.875%	2/14/33	EUR	600	1,043
						455,926
Sovereign Bonds (4.4%)
	ADIF Alta Velocidad	1.875%	1/28/25	EUR	15,100	18,388
	ADIF Alta Velocidad	3.500%	5/27/24	EUR	12,000	16,158
	Autonomous Community of Madrid Spain	0.727%	5/19/21	EUR	23,300	27,650
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	1,720	2,015
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	5,000	6,127
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	5,000	6,129
	Autonomous Community of Madrid Spain	2.875%	4/6/19	EUR	30,000	36,458
	Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	8,950	11,729
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	21,500	30,217
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	5,800	8,394
	Autonomous Community of Madrid Spain	4.688%	3/12/20	EUR	2,000	2,586
11	FADE - Fondo de Amortizacion del Deficit
	Electrico	0.850%	9/17/19	EUR	4,000	4,749

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
11	FADE - Fondo de Amortizacion del Deficit
	Electrico	3.375%	3/17/19	EUR	19,000	23,228
11	FADE - Fondo de Amortizacion del Deficit
	Electrico	5.900%	3/17/21	EUR	2,000	2,784
11	Instituto de Credito Oficial	4.750%	4/30/20	EUR	9,000	11,751
11	Instituto de Credito Oficial	6.000%	3/8/21	EUR	5,000	6,983
	Kingdom of Spain	0.250%	1/31/19	EUR	280,000	328,554
	Kingdom of Spain	0.400%	4/30/22	EUR	32,000	37,606
	Kingdom of Spain	0.750%	7/30/21	EUR	60,100	71,937
	Kingdom of Spain	1.150%	7/30/20	EUR	130,000	156,779
	Kingdom of Spain	1.400%	1/31/20	EUR	98,900	119,410
2	Kingdom of Spain	1.450%	10/31/27	EUR	38,000	44,197
2	Kingdom of Spain	1.500%	4/30/27	EUR	103,167	121,661
2	Kingdom of Spain	1.600%	4/30/25	EUR	90,000	109,918
2	Kingdom of Spain	1.950%	4/30/26	EUR	168,610	208,551
2	Kingdom of Spain	1.950%	7/30/30	EUR	131,000	154,817
2	Kingdom of Spain	2.150%	10/31/25	EUR	71,100	89,624
2	Kingdom of Spain	2.350%	7/30/33	EUR	80,600	96,711
	Kingdom of Spain	2.750%	4/30/19	EUR	40,000	48,768
2	Kingdom of Spain	2.750%	10/31/24	EUR	137,000	180,454
2	Kingdom of Spain	2.900%	10/31/46	EUR	25,000	30,090
2	Kingdom of Spain	3.450%	7/30/66	EUR	68,000	87,196
	Kingdom of Spain	3.750%	10/31/18	EUR	58,000	70,349
2	Kingdom of Spain	3.800%	4/30/24	EUR	80,000	111,435
2	Kingdom of Spain	4.000%	4/30/20	EUR	163,000	209,695
2	Kingdom of Spain	4.200%	1/31/37	EUR	165,000	249,390
2	Kingdom of Spain	4.300%	10/31/19	EUR	121,800	154,915
2	Kingdom of Spain	4.400%	10/31/23	EUR	78,000	111,366
2	Kingdom of Spain	4.600%	7/30/19	EUR	30,102	38,081
2	Kingdom of Spain	4.650%	7/30/25	EUR	18,000	26,704
2	Kingdom of Spain	4.700%	7/30/41	EUR	31,000	50,261
2	Kingdom of Spain	4.800%	1/31/24	EUR	40,000	58,485
2	Kingdom of Spain	4.850%	10/31/20	EUR	24,000	32,097
2	Kingdom of Spain	4.900%	7/30/40	EUR	37,000	61,168
2	Kingdom of Spain	5.150%	10/31/28	EUR	77,500	122,617
2	Kingdom of Spain	5.150%	10/31/44	EUR	51,000	87,917
2	Kingdom of Spain	5.400%	1/31/23	EUR	144,000	211,277
2	Kingdom of Spain	5.500%	4/30/21	EUR	27,000	37,509
	Kingdom of Spain	5.750%	7/30/32	EUR	35,000	60,683
2	Kingdom of Spain	5.850%	1/31/22	EUR	131,700	190,621
2	Kingdom of Spain	5.900%	7/30/26	EUR	90,000	145,712
	Kingdom of Spain	6.000%	1/31/29	EUR	25,000	42,320
						4,174,221
Total Spain (Cost $4,750,592)						5,065,590
Supranational (3.3%)
Sovereign Bonds (3.3%)
	African Development Bank	0.125%	10/7/26	EUR	4,000	4,431
	African Development Bank	5.250%	3/23/22	AUD	10,900	9,266
	Asian Development Bank	1.375%	6/11/20	CAD	23,495	18,057
	Asian Development Bank	2.600%	1/16/20	AUD	20,000	15,467
	Asian Development Bank	3.500%	7/25/18	AUD	8,850	6,850
	Asian Development Bank	3.500%	5/22/19	AUD	15,000	11,747
	Asian Development Bank	3.500%	5/30/24	NZD	20,000	13,813

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Asian Development Bank	5.000%	3/9/22	AUD	13,000	10,967
Asian Development Bank	6.250%	3/5/20	AUD	5,000	4,182
Corp. Andina de Fomento	0.500%	2/26/26	CHF	3,000	3,040
Council Of Europe Development Bank	0.375%	6/8/26	EUR	8,000	9,206
Council Of Europe Development Bank	1.875%	12/22/18	GBP	5,000	6,743
Council Of Europe Development Bank	3.000%	7/13/20	EUR	6,000	7,631
EUROFIMA	3.000%	5/22/24	CHF	5,000	6,020
EUROFIMA	3.000%	5/15/26	CHF	6,500	8,092
EUROFIMA	3.375%	12/29/20	CHF	4,000	4,492
EUROFIMA	4.000%	10/27/21	EUR	5,000	6,752
EUROFIMA	4.550%	3/30/27	CAD	655	572
EUROFIMA	6.250%	12/28/18	AUD	5,980	4,797
European Bank for Reconstruction &
Development	0.000%	4/7/27	ZAR	10,000	320
European Bank for Reconstruction &
Development	1.875%	12/17/18	GBP	5,000	6,736
European Bank for Reconstruction &
Development	5.625%	12/7/28	GBP	1,000	1,843
European Financial Stability Facility	0.000%	3/29/21	EUR	35,000	41,255
European Financial Stability Facility	0.000%	11/17/22	EUR	25,000	29,337
European Financial Stability Facility	0.100%	1/19/21	EUR	20,000	23,644
European Financial Stability Facility	0.125%	11/4/19	EUR	60,000	70,728
4 European Financial Stability Facility	0.200%	4/28/25	EUR	3,000	3,466
4 European Financial Stability Facility	0.400%	5/31/26	EUR	39,000	45,189
4 European Financial Stability Facility	0.500%	1/20/23	EUR	37,000	44,491
European Financial Stability Facility	0.750%	5/3/27	EUR	31,000	36,632
European Financial Stability Facility	1.200%	2/17/45	EUR	31,500	34,864
4 European Financial Stability Facility	1.250%	1/22/19	EUR	23,500	27,961
European Financial Stability Facility	1.250%	5/24/33	EUR	15,000	17,745
European Financial Stability Facility	1.375%	5/31/47	EUR	8,500	9,717
4 European Financial Stability Facility	1.500%	1/22/20	EUR	31,800	38,667
4 European Financial Stability Facility	1.625%	7/17/20	EUR	16,000	19,670
European Financial Stability Facility	1.700%	2/13/43	EUR	26,600	32,995
4 European Financial Stability Facility	1.750%	10/29/20	EUR	23,000	28,516
4 European Financial Stability Facility	1.750%	6/27/24	EUR	27,000	34,864
European Financial Stability Facility	1.800%	7/10/48	EUR	10,000	12,514
4 European Financial Stability Facility	1.875%	5/23/23	EUR	36,000	46,395
European Financial Stability Facility	2.000%	2/28/56	EUR	30,000	38,388
4 European Financial Stability Facility	2.125%	2/19/24	EUR	16,500	21,669
4 European Financial Stability Facility	2.250%	9/5/22	EUR	33,000	42,959
4 European Financial Stability Facility	2.350%	7/29/44	EUR	13,600	19,100
4 European Financial Stability Facility	2.625%	5/2/19	EUR	10,000	12,200
4 European Financial Stability Facility	2.750%	12/3/29	EUR	1,500	2,133
4 European Financial Stability Facility	3.000%	9/4/34	EUR	5,000	7,511
4 European Financial Stability Facility	3.375%	7/5/21	EUR	1,675	2,219
4 European Financial Stability Facility	3.375%	4/3/37	EUR	20,000	32,016
4 European Financial Stability Facility	3.875%	3/30/32	EUR	20,000	32,400
European Investment Bank	0.000%	1/15/19	EUR	18,600	21,802
European Investment Bank	0.000%	10/16/23	EUR	30,000	34,896
European Investment Bank	0.000%	3/15/24	EUR	35,000	40,534
European Investment Bank	0.125%	6/15/20	EUR	10,000	11,836
European Investment Bank	0.125%	4/15/25	EUR	20,000	23,149
European Investment Bank	0.250%	10/15/20	EUR	51,000	60,652
European Investment Bank	0.375%	3/15/22	EUR	25,000	29,925

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	0.500%	11/15/23	EUR	20,000	24,016
European Investment Bank	0.500%	1/15/27	EUR	33,700	39,292
European Investment Bank	0.500%	11/13/37	EUR	5,000	5,161
European Investment Bank	0.875%	9/13/24	EUR	33,000	40,392
European Investment Bank	1.000%	9/21/26	GBP	200	254
European Investment Bank	1.000%	3/14/31	EUR	48,000	56,631
European Investment Bank	1.000%	4/14/32	EUR	31,000	36,137
European Investment Bank	1.125%	2/18/20	CAD	1,650	1,265
European Investment Bank	1.125%	9/7/21	GBP	5,000	6,685
2 European Investment Bank	1.125%	9/16/21	CAD	13,340	10,060
European Investment Bank	1.125%	9/15/36	EUR	17,000	19,671
European Investment Bank	1.250%	8/2/19	CHF	3,000	3,112
2 European Investment Bank	1.250%	11/5/20	CAD	3,500	2,670
European Investment Bank	1.250%	11/5/20	CAD	650	496
European Investment Bank	1.250%	11/13/26	EUR	6,000	7,517
European Investment Bank	1.375%	11/15/19	EUR	33,000	39,916
European Investment Bank	1.375%	9/15/20	EUR	4,000	4,905
European Investment Bank	1.375%	9/15/21	EUR	35,000	43,484
European Investment Bank	1.500%	2/1/19	GBP	38,300	51,440
European Investment Bank	1.500%	7/15/20	EUR	30,000	36,822
European Investment Bank	1.500%	4/15/21	EUR	43,000	53,396
European Investment Bank	1.500%	8/2/24	CHF	2,000	2,244
European Investment Bank	1.500%	11/15/47	EUR	5,000	5,938
European Investment Bank	1.625%	3/15/23	EUR	36,150	45,956
European Investment Bank	1.625%	2/4/25	CHF	2,500	2,838
European Investment Bank	1.750%	9/15/45	EUR	20,000	25,018
2 European Investment Bank	2.125%	2/4/19	CAD	2,000	1,562
European Investment Bank	2.125%	2/4/19	CAD	15,315	11,963
European Investment Bank	2.125%	1/15/24	EUR	17,000	22,368
European Investment Bank	2.250%	3/7/20	GBP	12,000	16,514
European Investment Bank	2.250%	5/25/21	PLN	10,000	2,723
European Investment Bank	2.250%	10/14/22	EUR	7,000	9,166
European Investment Bank	2.375%	7/10/20	CHF	2,500	2,714
European Investment Bank	2.500%	2/8/19	CHF	2,000	2,088
European Investment Bank	2.500%	3/15/19	EUR	44,000	53,371
European Investment Bank	2.500%	10/31/22	GBP	5,500	7,800
European Investment Bank	2.625%	3/16/20	EUR	50,000	62,562
European Investment Bank	2.625%	3/15/35	EUR	7,100	10,352
European Investment Bank	2.750%	9/15/21	EUR	5,000	6,534
European Investment Bank	2.750%	9/15/25	EUR	20,000	27,816
European Investment Bank	2.750%	9/13/30	EUR	10,000	14,408
European Investment Bank	2.750%	3/15/40	EUR	18,550	28,132
European Investment Bank	3.000%	4/23/19	SEK	100,000	12,479
European Investment Bank	3.000%	5/22/19	NOK	25,000	3,173
European Investment Bank	3.000%	9/28/22	EUR	4,000	5,396
European Investment Bank	3.000%	10/14/33	EUR	5,000	7,539
European Investment Bank	3.100%	8/17/26	AUD	5,041	3,813
European Investment Bank	3.125%	6/30/36	CHF	1,000	1,484
European Investment Bank	3.500%	4/15/27	EUR	5,000	7,507
European Investment Bank	3.625%	3/14/42	EUR	5,600	9,747
European Investment Bank	3.750%	12/7/27	GBP	3,800	6,022
European Investment Bank	3.875%	6/8/37	GBP	3,800	6,495
European Investment Bank	4.000%	4/15/30	EUR	7,125	11,519
European Investment Bank	4.250%	4/15/19	EUR	1,300	1,619

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	4.500%	10/15/25	EUR	15,000	23,404
European Investment Bank	4.500%	6/7/29	GBP	12,000	20,423
European Investment Bank	4.500%	3/7/44	GBP	8,500	16,562
European Investment Bank	4.625%	4/15/20	EUR	20,500	26,889
European Investment Bank	4.625%	10/12/54	GBP	2,700	5,935
European Investment Bank	5.000%	12/1/20	SEK	25,000	3,429
European Investment Bank	5.000%	4/15/39	GBP	2,000	3,966
European Investment Bank	6.000%	10/21/19	ZAR	50,000	3,402
European Investment Bank	6.000%	8/6/20	AUD	17,500	14,724
European Investment Bank	6.000%	12/7/28	GBP	14,000	26,530
European Investment Bank	6.250%	6/8/21	AUD	12,000	10,397
European Investment Bank	6.500%	8/7/19	AUD	8,000	6,588
European Investment Bank	7.500%	1/30/19	ZAR	25,000	1,761
European Stability Mechanism	0.000%	10/18/22	EUR	15,000	17,596
European Stability Mechanism	0.100%	11/3/20	EUR	10,000	11,845
European Stability Mechanism	0.125%	4/22/24	EUR	41,500	48,391
European Stability Mechanism	0.500%	3/2/26	EUR	20,000	23,512
European Stability Mechanism	0.875%	10/15/19	EUR	66,000	79,004
European Stability Mechanism	1.000%	9/23/25	EUR	20,000	24,520
European Stability Mechanism	1.125%	5/3/32	EUR	25,000	29,642
European Stability Mechanism	1.375%	3/4/21	EUR	37,500	46,277
European Stability Mechanism	1.625%	11/17/36	EUR	15,000	18,823
European Stability Mechanism	1.750%	10/20/45	EUR	10,000	12,650
European Stability Mechanism	1.850%	12/1/55	EUR	10,000	12,575
European Stability Mechanism	2.125%	11/20/23	EUR	3,000	3,953
European Union	0.250%	7/4/20	EUR	20,000	23,731
European Union	0.625%	11/4/23	EUR	25,000	30,167
European Union	0.750%	4/4/31	EUR	20,000	22,938
European Union	1.125%	4/4/36	EUR	20,000	23,345
European Union	1.375%	10/4/29	EUR	16,000	19,984
European Union	2.500%	11/4/27	EUR	9,000	12,497
European Union	2.750%	9/21/21	EUR	5,000	6,521
European Union	2.750%	4/4/22	EUR	20,600	27,194
European Union	2.875%	4/4/28	EUR	5,000	7,214
European Union	3.000%	9/4/26	EUR	7,125	10,212
European Union	3.375%	5/10/19	EUR	10,000	12,341
European Union	3.375%	4/4/38	EUR	6,000	9,821
European Union	3.500%	6/4/21	EUR	21,000	27,859
Inter-American Development Bank	1.875%	3/20/20	CAD	6,750	5,249
Inter-American Development Bank	3.250%	2/7/20	AUD	9,000	7,059
Inter-American Development Bank	3.750%	10/9/18	AUD	10,253	7,984
Inter-American Development Bank	3.750%	7/25/22	AUD	22,300	17,981
Inter-American Development Bank	6.000%	2/26/21	AUD	13,000	11,111
International Bank for Reconstruction &
Development	0.375%	6/15/21	GBP	500	653
International Bank for Reconstruction &
Development	0.500%	4/16/30	EUR	5,400	5,938
International Bank for Reconstruction &
Development	0.625%	1/12/33	EUR	19,000	20,468
International Bank for Reconstruction &
Development	1.125%	3/11/20	CAD	2,450	1,874
International Bank for Reconstruction &
Development	1.375%	12/15/20	GBP	26,000	35,159

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
International Bank for Reconstruction &
Development	1.875%	5/30/19	CAD	12,900	10,051
International Bank for Reconstruction &
Development	2.500%	3/12/20	AUD	20,000	15,435
International Bank for Reconstruction &
Development	2.600%	9/20/22	AUD	10,000	7,647
International Bank for Reconstruction &
Development	2.800%	1/13/21	AUD	4,000	3,106
International Bank for Reconstruction &
Development	2.800%	1/12/22	AUD	22,000	17,051
International Bank for Reconstruction &
Development	3.000%	10/19/26	AUD	10,000	7,584
International Bank for Reconstruction &
Development	3.375%	1/25/22	NZD	12,000	8,375
International Bank for Reconstruction &
Development	3.750%	1/23/19	AUD	10,000	7,820
International Bank for Reconstruction &
Development	3.750%	2/10/20	NZD	5,000	3,517
International Bank for Reconstruction &
Development	3.875%	5/20/19	EUR	13,000	16,180
International Bank for Reconstruction &
Development	4.625%	10/6/21	NZD	5,804	4,235
International Bank for Reconstruction &
Development	4.875%	12/7/28	GBP	400	703
International Bank for Reconstruction &
Development	5.400%	6/7/21	GBP	200	308
International Bank for Reconstruction &
Development	5.750%	10/21/19	AUD	7,000	5,739
International Bank for Reconstruction &
Development	5.750%	10/1/20	AUD	9,000	7,572
International Bank for Reconstruction &
Development	5.750%	6/7/32	GBP	6,000	11,906
International Finance Corp.	2.700%	2/5/21	AUD	15,000	11,616
International Finance Corp.	3.500%	6/6/18	AUD	5,000	3,864
International Finance Corp.	3.625%	5/20/20	NZD	8,500	5,972
Nordic Investment Bank	4.125%	3/19/20	NZD	16,495	11,715
Nordic Investment Bank	5.000%	4/19/22	AUD	9,000	7,600
Total Supranational (Cost $3,030,538)					3,123,339
Sweden (1.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Landshypotek Bank AB	0.625%	6/17/20	SEK	63,000	7,627
Lansforsakringar Hypotek AB	1.125%	5/7/20	EUR	5,000	6,024
Lansforsakringar Hypotek AB	2.500%	6/19/19	SEK	50,000	6,243
Lansforsakringar Hypotek AB	3.250%	9/16/20	SEK	100,000	13,034
Nordea Hypotek AB	1.000%	4/8/22	SEK	308,000	37,753
Nordea Hypotek AB	2.250%	6/19/19	SEK	650,000	80,723
Nordea Hypotek AB	3.250%	6/17/20	SEK	50,000	6,488
Skandinaviska Enskilda Banken AB	1.500%	2/25/20	EUR	11,000	13,347
Skandinaviska Enskilda Banken AB	1.625%	11/4/20	EUR	5,000	6,147
Skandinaviska Enskilda Banken AB	3.000%	6/19/19	SEK	150,000	18,979
Skandinaviska Enskilda Banken AB	4.125%	4/7/21	EUR	5,000	6,678
Stadshypotek AB	0.375%	2/22/23	EUR	8,700	10,261
Stadshypotek AB	0.625%	11/10/21	EUR	22,700	27,179

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Stadshypotek AB	1.000%	4/1/19	EUR	5,000	5,939
Stadshypotek AB	1.500%	12/15/21	SEK	280,000	34,883
Stadshypotek AB	1.625%	10/30/20	EUR	10,000	12,291
Stadshypotek AB	3.000%	12/19/18	SEK	117,000	14,525
Stadshypotek AB	4.250%	6/17/20	SEK	150,000	19,933
Sveriges Sakerstallda Obligationer AB	0.625%	10/7/21	EUR	27,900	33,389
Sveriges Sakerstallda Obligationer AB	1.000%	3/17/21	SEK	400,000	49,161
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/20	SEK	50,000	6,300
Sveriges Sakerstallda Obligationer AB	4.000%	12/19/18	SEK	20,000	2,510
Swedbank Hypotek AB	0.375%	9/29/20	EUR	19,300	22,869
Swedbank Hypotek AB	0.375%	3/11/22	EUR	5,000	5,924
Swedbank Hypotek AB	1.125%	5/7/20	EUR	5,000	6,029
Swedbank Hypotek AB	1.125%	5/21/21	EUR	2,000	2,434
Swedbank Hypotek AB	3.750%	6/19/19	SEK	100,000	12,797
Swedbank Hypotek AB	5.700%	5/12/20	SEK	200,000	27,383
					496,850
Corporate Bonds (0.4%)
Alfa Laval Treasury International AB	1.375%	9/12/22	EUR	400	486
Atlas Copco AB	2.500%	2/28/23	EUR	4,500	5,846
Essity AB	1.125%	3/27/24	EUR	1,000	1,193
Essity AB	1.625%	3/30/27	EUR	1,600	1,927
Fastighets AB Balder	1.125%	3/14/22	EUR	10,000	11,855
Investor AB	4.500%	5/12/23	EUR	2,000	2,863
Lansforsakringar Hypotek AB	0.250%	4/12/23	EUR	500	584
Molnlycke Holding AB	1.500%	2/28/22	EUR	5,000	6,089
Molnlycke Holding AB	1.750%	2/28/24	EUR	200	243
Nordea Bank AB	1.125%	2/12/25	EUR	10,000	12,099
1 Nordea Bank AB	1.875%	11/10/25	EUR	5,000	6,074
Nordea Bank AB	2.125%	11/13/19	GBP	200	272
Nordea Bank AB	2.375%	6/2/22	GBP	7,000	9,733
Nordea Bank AB	3.250%	7/5/22	EUR	5,400	7,195
Nordea Bank AB	4.000%	6/29/20	EUR	13,743	17,761
Nordea Bank AB	4.000%	3/29/21	EUR	6,110	8,035
Nordea Bank AB	4.500%	3/26/20	EUR	2,000	2,578
Securitas AB	2.625%	2/22/21	EUR	3,000	3,767
Skandinaviska Enskilda Banken AB	0.150%	2/11/21	EUR	1,000	1,177
1 Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	29,575	34,857
Skandinaviska Enskilda Banken AB	1.500%	12/15/21	SEK	365,000	45,483
Skandinaviska Enskilda Banken AB	1.875%	11/14/19	EUR	2,620	3,181
Skandinaviska Enskilda Banken AB	2.000%	3/18/19	EUR	500	601
Skandinaviska Enskilda Banken AB	2.000%	2/19/21	EUR	5,000	6,212
1 Skandinaviska Enskilda Banken AB	2.500%	5/28/26	EUR	14,600	18,094
Svenska Cellulosa AB SCA	2.500%	6/9/23	EUR	700	899
Svenska Handelsbanken AB	1.125%	12/14/22	EUR	14,000	17,045
Svenska Handelsbanken AB	2.250%	8/27/20	EUR	5,000	6,216
1 Svenska Handelsbanken AB	2.656%	1/15/24	EUR	12,000	14,395
Svenska Handelsbanken AB	3.000%	11/20/20	GBP	300	420
Svenska Handelsbanken AB	4.000%	1/18/19	GBP	1,750	2,409
Svenska Handelsbanken AB	4.375%	10/20/21	EUR	1,280	1,748
Sveriges Sakerstallda Obligationer AB	0.250%	1/20/21	EUR	8,000	9,444
Swedbank AB	0.300%	9/6/22	EUR	17,000	19,866
Swedbank AB	1.500%	3/18/19	EUR	5,000	5,966
Swedbank Hypotek AB	1.000%	12/16/20	SEK	550,000	67,362
1 Telia Co. AB	3.000%	4/4/78	EUR	100	123

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Telia Co. AB	3.500%	9/5/33	EUR	3,000	4,209
Telia Co. AB	3.875%	10/1/25	EUR	2,000	2,850
Telia Co. AB	4.000%	3/22/22	EUR	350	474
Telia Co. AB	4.750%	11/16/21	EUR	3,000	4,145
Volvo Treasury AB	2.375%	11/26/19	EUR	300	367
					366,143
Sovereign Bonds (0.4%)
Kingdom of Sweden	0.050%	2/12/20	EUR	21,200	24,993
Kingdom of Sweden	0.750%	5/2/19	EUR	5,000	5,933
Kingdom of Sweden	0.750%	5/12/28	SEK	100,000	11,900
Kingdom of Sweden	1.000%	11/12/26	SEK	340,000	42,233
Kingdom of Sweden	1.500%	11/13/23	SEK	413,200	53,387
Kingdom of Sweden	2.250%	6/1/32	SEK	175,000	23,850
Kingdom of Sweden	2.500%	5/12/25	SEK	127,000	17,607
Kingdom of Sweden	3.500%	6/1/22	SEK	285,000	39,745
Kingdom of Sweden	3.500%	3/30/39	SEK	130,000	21,157
Kingdom of Sweden	4.250%	3/12/19	SEK	247,000	31,540
Kingdom of Sweden	5.000%	12/1/20	SEK	214,000	29,870
Kommuninvest I Sverige AB	1.000%	9/15/21	SEK	300,000	36,807
Kommuninvest I Sverige AB	2.250%	3/12/19	SEK	100,000	12,380
Kommuninvest I Sverige AB	2.500%	12/1/20	SEK	25,000	3,208
SBAB Bank AB	2.375%	9/4/20	EUR	4,000	4,977
Stockholms Lans Landsting	0.750%	2/26/25	EUR	5,000	5,940
Svensk Exportkredit AB	1.125%	11/20/18	EUR	5,000	5,918
Svensk Exportkredit AB	1.875%	12/21/18	GBP	2,000	2,695
1 Vattenfall AB	3.000%	3/19/77	EUR	3,000	3,579
Vattenfall AB	6.125%	12/16/19	GBP	3,000	4,397
Vattenfall AB	6.250%	3/17/21	EUR	2,000	2,814
Vattenfall AB	6.750%	1/31/19	EUR	1,000	1,265
Vattenfall AB	6.875%	4/15/39	GBP	3,700	7,767
					393,962
Total Sweden (Cost $1,239,298)					1,256,955
Switzerland (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
Credit Suisse AG	1.000%	3/12/19	EUR	7,000	8,301
Credit Suisse AG	1.750%	1/15/21	EUR	47,600	58,696
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.000%	7/6/20	CHF	20,000	20,232
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.000%	7/5/22	CHF	17,500	17,715
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.250%	1/18/27	CHF	10,000	10,046
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.375%	10/15/25	CHF	5,000	5,116
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.375%	1/26/26	CHF	8,000	8,172
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.375%	7/8/39	CHF	8,300	7,792
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.500%	6/15/29	CHF	15,000	15,245
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.500%	10/5/35	CHF	5,000	4,903

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.625%	4/25/33	CHF	5,000	5,069
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.875%	8/13/19	CHF	20,000	20,518
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.875%	5/7/35	CHF	2,000	2,093
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.000%	8/13/21	CHF	29,000	30,543
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.000%	5/21/24	CHF	5,000	5,354
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.250%	9/29/23	CHF	6,980	7,547
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	8/15/22	CHF	7,500	8,092
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	2/14/24	CHF	8,000	8,733
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	9/20/29	CHF	2,000	2,236
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.500%	8/2/33	CHF	17,500	20,040
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,172
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.625%	7/3/30	CHF	2,000	2,298
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.875%	9/15/31	CHF	10,500	12,459
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.125%	6/28/23	CHF	61,000	69,077
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.250%	2/25/20	CHF	3,000	3,196
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.250%	8/13/32	CHF	3,000	3,745
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.375%	1/27/21	CHF	5,000	5,464
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.375%	1/25/24	CHF	3,500	4,045
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.500%	3/30/26	CHF	1,000	1,200
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,430
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	3,707
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,414
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.000%	7/25/23	CHF	17,000	17,074
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.000%	6/14/24	CHF	25,000	25,089
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.050%	11/6/26	CHF	10,000	9,891
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.125%	3/12/24	CHF	15,000	15,218
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.125%	12/2/24	CHF	15,000	15,151

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.125%	9/2/31	CHF	7,000	6,694
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.250%	2/11/28	CHF	985	984
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.375%	8/30/23	CHF	7,500	7,731
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	7/28/25	CHF	5,000	5,176
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	4/30/30	CHF	5,000	5,064
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	9/20/30	CHF	10,000	10,096
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.750%	4/15/24	CHF	1,000	1,055
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.750%	9/23/24	CHF	2,200	2,321
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	12/3/18	CHF	800	815
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	4/16/21	CHF	2,000	2,090
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	6/20/22	CHF	18,000	18,968
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	2/17/21	CHF	2,000	2,094
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/9/22	CHF	8,500	9,025
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/22/28	CHF	5,000	5,374
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.125%	4/28/23	CHF	6,675	7,148
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,263
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	3/19/27	CHF	8,000	8,872
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	11/5/27	CHF	3,000	3,341
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	9/3/20	CHF	4,000	4,220
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	5/21/29	CHF	1,000	1,130
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.000%	10/30/25	CHF	3,000	3,464
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.250%	6/16/23	CHF	10,500	11,935
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	3.250%	9/10/19	CHF	15,000	16,083
UBS AG	1.375%	4/16/21	EUR	5,000	6,116
					606,132
Corporate Bonds (0.3%)
ABB Finance BV	2.625%	3/26/19	EUR	2,700	3,268
ABB Ltd.	2.250%	10/11/21	CHF	2,000	2,181
Adecco International Financial Services BV	1.000%	12/2/24	EUR	1,000	1,189

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
1 Aquarius and Investments plc for Zurich
Insurance Co. Ltd.	4.250%	10/2/43	EUR	1,810	2,481
1 Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	3,000	4,472
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	5,400	6,725
Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	200	252
Coca-Cola HBC Finance BV	2.375%	6/18/20	EUR	500	617
Credit Suisse AG	0.750%	7/11/19	CHF	5,000	5,095
Credit Suisse AG	1.000%	6/7/23	EUR	10,000	11,982
Credit Suisse AG	1.125%	9/15/20	EUR	5,800	6,974
Credit Suisse AG	1.375%	11/29/19	EUR	10,000	11,999
Credit Suisse AG	1.375%	1/31/22	EUR	3,000	3,659
Credit Suisse AG	1.500%	4/10/26	EUR	800	981
Credit Suisse AG	3.500%	4/29/20	AUD	9,000	7,032
Credit Suisse AG	4.750%	8/5/19	EUR	6,000	7,591
Credit Suisse Group Funding Guernsey Ltd.	1.250%	4/14/22	EUR	5,100	6,140
1 Demeter Investments BV for Swiss Life AG	4.375%	12/29/49	EUR	500	665
1 ELM BV for Swiss Life Insurance &
Pension Group	4.500%	12/29/49	EUR	500	666
1 ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	9,250	11,224
Flughafen Zuerich AG	1.500%	4/17/23	CHF	3,000	3,243
Glencore Canada Financial Corp.	7.375%	5/27/20	GBP	4,850	7,381
Glencore Finance Dubai Ltd.	2.625%	11/19/18	EUR	2,500	2,992
Glencore Finance Europe Ltd.	1.250%	3/17/21	EUR	5,000	6,011
Glencore Finance Europe Ltd.	1.625%	1/18/22	EUR	500	609
Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	11,500	13,696
Glencore Finance Europe Ltd.	2.625%	12/3/18	CHF	3,000	3,088
Glencore Finance Europe Ltd.	6.000%	4/3/22	GBP	5,000	7,699
Glencore Finance Europe Ltd.	6.500%	2/27/19	GBP	300	426
Holcim Finance Luxembourg SA	1.375%	5/26/23	EUR	500	610
Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	1,000	1,332
Holcim Overseas Finance Ltd.	3.375%	6/10/21	CHF	2,000	2,241
LafargeHolcim Ltd.	3.000%	11/22/22	CHF	3,000	3,400
LafargeHolcim Sterling Finance
Netherlands BV	3.000%	5/12/32	GBP	100	130
LGT Bank AG	1.500%	5/10/21	CHF	1,000	1,060
Nestle Finance International Ltd.	1.750%	9/12/22	EUR	6,100	7,699
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	900	1,255
Nestle Holdings Inc.	1.750%	12/9/20	GBP	10,000	13,603
Novartis AG	0.625%	11/13/29	CHF	2,750	2,798
Novartis Finance SA	1.625%	11/9/26	EUR	5,000	6,302
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.500%	5/5/28	CHF	8,000	8,168
Roche Finance Europe BV	0.875%	2/25/25	EUR	500	599
Roche Finance Europe BV	5.375%	8/29/23	GBP	1,000	1,615
Roche Holdings Inc.	6.500%	3/4/21	EUR	16,195	23,017
1 Swiss Reinsurance Co. via ELM BV	6.302%	3/29/49	GBP	5,300	7,525
Syngenta Finance NV	1.875%	11/2/21	EUR	5,800	6,932
UBS AG	1.125%	6/30/20	EUR	5,000	6,006
UBS AG	1.250%	9/3/21	EUR	6,700	8,143
UBS Group Funding Jersey Ltd.	1.250%	9/1/26	EUR	38,000	44,610
UBS Group Funding Jersey Ltd.	1.500%	11/30/24	EUR	1,500	1,823
UBS Group Funding Jersey Ltd.	1.750%	11/16/22	EUR	1,000	1,238
UBS Group Funding Jersey Ltd.	2.125%	3/4/24	EUR	800	1,009

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Willow No.2 Ireland plc for Zurich
Insurance Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,331
					292,784
Sovereign Bonds (0.4%)
Canton of Basel-City	1.875%	5/31/19	CHF	3,300	3,435
Canton of Basel-City	3.250%	1/31/20	CHF	3,000	3,262
Canton of Geneva Switzerland	1.500%	3/5/32	CHF	1,600	1,823
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	3,550	4,064
Canton of Geneva Switzerland	2.125%	6/15/20	CHF	5,000	5,344
Canton of Geneva Switzerland	2.250%	2/22/21	CHF	2,000	2,176
Canton of Zurich	0.500%	12/3/20	CHF	4,595	4,744
Canton of Zurich	1.250%	7/29/22	CHF	7,300	7,858
Canton of Zurich	1.250%	12/3/32	CHF	3,000	3,370
Lunar Funding V for Swisscom AG	1.875%	9/8/21	EUR	2,000	2,489
Swiss Confederation	0.000%	6/22/29	CHF	26,000	25,992
Swiss Confederation	0.500%	5/27/30	CHF	5,000	5,284
Swiss Confederation	0.500%	5/30/58	CHF	5,000	5,143
Swiss Confederation	1.250%	6/11/24	CHF	21,200	23,539
Swiss Confederation	1.250%	5/28/26	CHF	30,800	34,695
Swiss Confederation	1.250%	6/27/37	CHF	25,200	29,796
Swiss Confederation	1.500%	7/24/25	CHF	17,450	19,874
Swiss Confederation	1.500%	4/30/42	CHF	31,600	40,158
Swiss Confederation	2.000%	4/28/21	CHF	3,200	3,509
Swiss Confederation	2.000%	5/25/22	CHF	49,400	55,321
Swiss Confederation	2.000%	6/25/64	CHF	6,800	11,081
Swiss Confederation	2.250%	7/6/20	CHF	9,500	10,302
Swiss Confederation	2.250%	6/22/31	CHF	17,500	22,577
Swiss Confederation	2.500%	3/8/36	CHF	6,150	8,593
Swiss Confederation	3.250%	6/27/27	CHF	9,000	11,931
Swiss Confederation	3.500%	4/8/33	CHF	10,600	15,975
Swiss Confederation	4.000%	2/11/23	CHF	2,305	2,863
Swiss Confederation	4.000%	1/6/49	CHF	4,500	9,205
Swisscom AG	1.750%	7/10/24	CHF	2,000	2,224
Swisscom AG	2.625%	8/31/22	CHF	11,000	12,439
Zuercher Kantonalbank	2.125%	6/29/22	CHF	16,400	18,184
					407,250
Total Switzerland (Cost $1,302,202)					1,306,166
Thailand (0.5%)
Sovereign Bonds (0.5%)
Kingdom of Thailand	1.875%	6/17/22	THB	1,700,000	51,317
Kingdom of Thailand	2.550%	6/26/20	THB	300,000	9,270
Kingdom of Thailand	2.875%	6/17/46	THB	722,700	20,946
Kingdom of Thailand	3.400%	6/17/36	THB	1,882,000	61,472
Kingdom of Thailand	3.450%	3/8/19	THB	200,000	6,184
Kingdom of Thailand	3.580%	12/17/27	THB	1,077,000	35,488
Kingdom of Thailand	3.625%	6/16/23	THB	600,000	19,679
Kingdom of Thailand	3.650%	12/17/21	THB	1,200,000	38,938
Kingdom of Thailand	3.650%	6/20/31	THB	1,330,000	44,195
Kingdom of Thailand	3.775%	6/25/32	THB	100,000	3,369
Kingdom of Thailand	3.800%	6/14/41	THB	150,000	5,046
Kingdom of Thailand	3.850%	12/12/25	THB	1,250,000	42,060
Kingdom of Thailand	3.875%	6/13/19	THB	1,700,000	53,162
Kingdom of Thailand	4.000%	6/17/66	THB	85,000	2,854

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Kingdom of Thailand	4.260%	12/12/37	THB	155,000	5,465
	Kingdom of Thailand	4.675%	6/29/44	THB	739,000	28,310
	Kingdom of Thailand	4.875%	6/22/29	THB	1,740,000	64,349
	Kingdom of Thailand	5.500%	3/13/23	THB	130,000	4,628
	Kingdom of Thailand	5.670%	3/13/28	THB	120,000	4,648
Total Thailand (Cost $478,193)						501,380
United Arab Emirates (0.0%)
Sovereign Bonds (0.0%)
	Emirates Telecommunications Group Co.
	PJSC	1.750%	6/18/21	EUR	2,000	2,452
	Emirates Telecommunications Group Co.
	PJSC	2.750%	6/18/26	EUR	3,000	3,866
	IPIC GMTN Ltd.	3.625%	5/30/23	EUR	3,000	4,004
	IPIC GMTN Ltd.	5.875%	3/14/21	EUR	3,000	4,137
	IPIC GMTN Ltd.	6.875%	3/14/26	GBP	640	1,153
Total United Arab Emirates (Cost $15,401)						15,612
United Kingdom (7.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
	AA Bond Co. Ltd.	4.249%	7/31/20	GBP	1,800	2,528
	AA Bond Co. Ltd.	6.269%	7/31/25	GBP	2,000	3,200
	Arqiva Financing plc	4.882%	12/31/32	GBP	3,000	4,493
	Artesian Finance II plc	6.000%	9/30/33	GBP	1,990	3,776
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	939	1,545
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,440	4,016
	Bank of Scotland plc	3.875%	2/7/20	EUR	19,300	24,583
	Bank of Scotland plc	4.500%	7/13/21	EUR	6,160	8,376
	Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	2,598
	Bank of Scotland plc	4.875%	6/4/19	EUR	1,000	1,262
	Bank of Scotland plc	4.875%	12/20/24	GBP	1,000	1,622
	Barclays Bank plc	4.000%	10/7/19	EUR	1,600	2,019
	Barclays Bank plc	4.000%	1/12/21	EUR	15,500	20,433
	Barclays Bank plc	4.250%	1/12/22	GBP	1,000	1,498
1	Broadgate Financing plc	4.999%	10/5/33	GBP	4,000	6,498
1	Broadgate Financing plc	5.098%	4/5/35	GBP	8,018	12,522
1	Canary Wharf Finance II plc	6.455%	10/22/33	GBP	276	469
	Clydesdale Bank plc	4.625%	6/8/26	GBP	13,000	21,071
	Co-Operative Bank plc	4.750%	11/11/21	GBP	5,000	7,286
12	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	1,228	2,068
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,179	2,053
	Dignity Finance plc	3.546%	12/31/34	GBP	895	1,324
	Dignity Finance plc	4.696%	12/31/49	GBP	1,656	2,693
	Greene King Finance plc	5.318%	9/15/31	GBP	1,076	1,697
	High Speed Rail Finance (1) plc	4.375%	11/1/38	GBP	6,000	9,887
	Highbury Finance BV	7.017%	3/20/23	GBP	667	1,044
	Integrated Accommodation Services plc	6.480%	3/31/29	GBP	652	1,093
1	Intu SGS Finance plc	4.625%	3/17/33	GBP	2,000	3,057
	Juturna European Loan Conduit No 16 plc	5.064%	8/10/33	GBP	4,203	6,786
	Leeds Building Society	4.250%	12/17/18	GBP	2,000	2,763
	Leeds Building Society	4.875%	11/16/20	GBP	2,000	2,973
	Lloyds Bank plc	0.500%	7/22/20	EUR	1,000	1,187
	Lloyds Bank plc	1.375%	4/16/21	EUR	35,800	43,783
	Lloyds Bank plc	4.000%	9/29/20	EUR	1,000	1,306

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Lloyds Bank plc	4.875%	1/13/23	EUR	8,000	11,560
	Lloyds Bank plc	4.875%	3/30/27	GBP	3,081	5,142
	Lloyds Bank plc	5.125%	3/7/25	GBP	12,200	20,118
	Lloyds Bank plc	6.000%	2/8/29	GBP	15,350	28,630
1	Longstone Finance plc	4.791%	4/19/36	GBP	850	1,304
1	Marston’s Issuer plc	5.158%	10/15/27	GBP	1,150	1,526
	Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	422	655
1	Mitchells & Butlers Finance plc	6.469%	9/15/32	GBP	644	1,057
	Nationwide Building Society	0.625%	3/25/27	EUR	9,990	11,399
	Nationwide Building Society	0.750%	6/25/19	EUR	9,900	11,746
	Nationwide Building Society	2.250%	6/25/29	EUR	5,000	6,550
	Nationwide Building Society	4.375%	2/28/22	EUR	17,000	23,494
	Nationwide Building Society	4.625%	2/8/21	EUR	3,100	4,170
	Nationwide Building Society	5.625%	1/28/26	GBP	1,500	2,603
	Nats En Route plc	5.250%	3/31/26	GBP	3,133	4,857
1	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	860	1,414
	Royal Bank of Scotland plc	3.875%	10/19/20	EUR	22,000	28,667
	Royal Bank of Scotland plc	5.125%	1/13/24	GBP	500	805
	Santander UK plc	0.250%	8/9/21	EUR	10,000	11,768
	Santander UK plc	1.250%	9/18/24	EUR	6,700	8,231
	Santander UK plc	1.625%	11/26/20	EUR	18,000	22,096
	Santander UK plc	5.125%	4/14/21	GBP	500	755
	Santander UK plc	5.250%	2/16/29	GBP	758	1,339
1	Santander UK plc	5.750%	3/2/27	GBP	5,855	10,175
	Telereal Secured Finance plc	4.010%	12/10/31	GBP	410	580
1	Telereal Securitisation plc	5.389%	12/10/33	GBP	2,486	3,928
	Yorkshire Building Society	1.250%	6/11/21	EUR	7,000	8,520
						446,598
Corporate Bonds (2.0%)
	A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	2,500	3,373
	ABP Finance plc	6.250%	12/14/26	GBP	4,300	7,234
	Admiral Group plc	5.500%	7/25/24	GBP	2,000	2,982
	Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	2,500	4,083
	Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	300	591
	Affinity Water Programme Finance Ltd.	4.500%	3/31/36	GBP	4,500	7,571
13	Anglian Water Services Financing plc	5.837%	7/30/22	GBP	5,000	7,974
	Anglian Water Services Financing plc	6.625%	1/15/29	GBP	615	1,163
	Anglo American Capital plc	3.500%	3/28/22	EUR	4,709	6,138
	AstraZeneca plc	0.250%	5/12/21	EUR	1,000	1,170
	AstraZeneca plc	5.750%	11/13/31	GBP	5,000	9,081
1	Aviva plc	3.375%	12/4/45	EUR	3,000	3,802
1	Aviva plc	3.875%	7/3/44	EUR	300	392
1	Aviva plc	5.125%	6/4/50	GBP	3,000	4,399
1	Aviva plc	5.902%	11/29/49	GBP	300	431
1	Aviva plc	6.125%	11/14/36	GBP	3,250	5,125
1	Aviva plc	6.125%	7/5/43	EUR	1,000	1,444
1	Aviva plc	6.125%	9/29/49	GBP	1,200	1,810
1	Aviva plc	6.625%	6/3/41	GBP	1,000	1,518
1	Aviva plc	6.875%	11/29/49	GBP	3,500	5,091
1	Aviva plc	6.875%	5/20/58	GBP	2,327	4,154
	Babcock International Group plc	1.750%	10/6/22	EUR	7,800	9,564
	Bank of Scotland plc	9.375%	5/15/21	GBP	1,620	2,707
	Barclays Bank plc	2.125%	2/24/21	EUR	5,000	6,229
	Barclays Bank plc	4.250%	3/2/22	EUR	10,000	13,765

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Barclays Bank plc	6.000%	1/14/21	EUR	3,000	4,071
Barclays Bank plc	6.625%	3/30/22	EUR	7,159	10,331
Barclays Bank plc	10.000%	5/21/21	GBP	7,533	12,641
Barclays plc	1.500%	4/1/22	EUR	1,000	1,213
1 Barclays plc	2.625%	11/11/25	EUR	5,100	6,184
Barclays plc	3.250%	2/12/27	GBP	655	902
BAT International Finance plc	0.875%	10/13/23	EUR	8,615	10,186
BAT International Finance plc	1.000%	5/23/22	EUR	700	839
BAT International Finance plc	2.250%	1/16/30	EUR	10,000	12,280
BAT International Finance plc	2.250%	9/9/52	GBP	3,000	3,190
BAT International Finance plc	2.750%	3/25/25	EUR	7,850	10,315
BAT International Finance plc	3.125%	3/6/29	EUR	100	134
BAT International Finance plc	4.000%	9/4/26	GBP	1,500	2,229
BAT International Finance plc	6.000%	11/24/34	GBP	1,000	1,820
BAT International Finance plc	6.375%	12/12/19	GBP	2,611	3,839
BG Energy Capital plc	1.250%	11/21/22	EUR	6,200	7,567
BG Energy Capital plc	2.250%	11/21/29	EUR	3,618	4,666
BG Energy Capital plc	3.625%	7/16/19	EUR	3,550	4,402
BG Energy Capital plc	5.125%	12/1/25	GBP	5,000	8,178
BP Capital Markets plc	0.830%	9/19/24	EUR	8,000	9,412
BP Capital Markets plc	1.000%	8/28/20	CHF	2,000	2,065
BP Capital Markets plc	1.373%	3/3/22	EUR	2,500	3,070
BP Capital Markets plc	1.526%	9/26/22	EUR	11,000	13,618
BP Capital Markets plc	1.573%	2/16/27	EUR	4,100	4,985
BP Capital Markets plc	1.637%	6/26/29	EUR	1,600	1,927
BP Capital Markets plc	1.953%	3/3/25	EUR	7,000	8,843
BP Capital Markets plc	2.177%	9/28/21	EUR	5,700	7,198
BP Capital Markets plc	2.213%	9/25/26	EUR	5,200	6,671
BP Capital Markets plc	2.972%	2/27/26	EUR	4,000	5,408
BP Capital Markets plc	2.994%	2/18/19	EUR	12,400	15,050
BP Capital Markets plc	3.497%	11/9/20	CAD	12,000	9,669
BP Capital Markets plc	4.325%	12/10/18	GBP	700	964
BPHA Finance plc	4.816%	4/11/44	GBP	1,000	1,715
Brambles Finance Ltd.	2.375%	6/12/24	EUR	400	513
British Telecommunications plc	0.500%	6/23/22	EUR	10,000	11,712
British Telecommunications plc	0.625%	3/10/21	EUR	11,000	13,014
British Telecommunications plc	1.125%	6/10/19	EUR	8,600	10,224
British Telecommunications plc	1.125%	3/10/23	EUR	800	962
British Telecommunications plc	1.500%	6/23/27	EUR	700	821
British Telecommunications plc	1.750%	3/10/26	EUR	8,100	9,831
British Telecommunications plc	5.750%	12/7/28	GBP	4,990	8,522
British Telecommunications plc	6.375%	6/23/37	GBP	1,500	2,906
BUPA Finance plc	3.375%	6/17/21	GBP	6,300	8,910
Cadent Finance plc	0.625%	9/22/24	EUR	16,320	18,670
Centrica plc	4.250%	9/12/44	GBP	5,250	8,040
Centrica plc	4.375%	3/13/29	GBP	4,800	7,347
1 Centrica plc	5.250%	4/10/75	GBP	5,000	7,058
Centrica plc	6.375%	3/10/22	GBP	4,400	7,016
Centrica plc	7.000%	9/19/33	GBP	1,400	2,761
Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,650	5,889
Coca-Cola European Partners plc	1.125%	5/26/24	EUR	5,200	6,220
Coca-Cola European Partners plc	1.750%	5/26/28	EUR	5,000	6,104
Community Finance Co. 1 plc	5.017%	7/31/34	GBP	400	707
Compass Group plc	3.125%	2/13/19	EUR	1,590	1,932

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Coventry Building Society	2.500%	11/18/20	EUR	6,546	8,171
	Coventry Building Society	5.875%	9/28/22	GBP	5,487	8,721
1	CPUK Finance Ltd.	7.239%	2/28/42	GBP	2,700	4,573
	Crh Finance UK plc	4.125%	12/2/29	GBP	4,200	6,345
	Delphi Automotive plc	1.500%	3/10/25	EUR	5,822	6,978
	Delphi Automotive plc	1.600%	9/15/28	EUR	3,830	4,410
	Diageo Finance plc	1.125%	5/20/19	EUR	500	594
	DS Smith plc	2.250%	9/16/22	EUR	100	125
13	Dwr Cymru Financing Ltd.	6.015%	3/31/28	GBP	500	901
	Dwr Cymru Financing Ltd.	6.907%	3/31/21	GBP	567	897
	East Finance plc	5.486%	6/15/42	GBP	297	551
	Eastern Power Networks plc	4.750%	9/30/21	GBP	1,000	1,495
	Eastern Power Networks plc	5.750%	3/8/24	GBP	3,000	4,851
	easyJet plc	1.750%	2/9/23	EUR	800	985
	EE Finance plc	4.375%	3/28/19	GBP	2,950	4,091
	ELM BV for RELX Finance	2.500%	9/24/20	EUR	1,000	1,249
	EMH Treasury plc	4.500%	1/29/44	GBP	394	648
	ENW Finance plc	6.125%	7/21/21	GBP	1,000	1,553
	Eversholt Funding plc	5.831%	12/2/20	GBP	800	1,200
	Eversholt Funding plc	6.359%	12/2/25	GBP	500	846
	Eversholt Funding plc	6.697%	2/22/35	GBP	1,800	3,172
	Experian Finance plc	1.375%	6/25/26	EUR	100	117
	Experian Finance plc	3.500%	10/15/21	GBP	3,815	5,459
	Experian Finance plc	4.750%	11/23/18	GBP	1,800	2,483
	Experian Finance plc	4.750%	2/4/20	EUR	4,000	5,163
	FCE Bank plc	0.869%	9/13/21	EUR	1,000	1,189
	FCE Bank plc	1.114%	5/13/20	EUR	16,199	19,390
	FCE Bank plc	1.134%	2/10/22	EUR	1,330	1,593
	FCE Bank plc	1.528%	11/9/20	EUR	3,100	3,769
	FCE Bank plc	1.615%	5/11/23	EUR	400	488
	FCE Bank plc	1.875%	4/18/19	EUR	10,000	11,987
	FCE Bank plc	1.875%	6/24/21	EUR	5,000	6,159
	FCE Bank plc	2.759%	11/13/19	GBP	2,100	2,868
	Fidelity International Ltd.	7.125%	2/13/24	GBP	2,000	3,334
	Firstgroup plc	5.250%	11/29/22	GBP	14,114	21,519
	Firstgroup plc	6.875%	9/18/24	GBP	2,660	4,489
	Firstgroup plc	8.750%	4/8/21	GBP	3,000	4,887
	G4S International Finance plc	1.500%	1/9/23	EUR	1,700	2,042
	G4S International Finance plc	1.500%	6/2/24	EUR	1,700	2,017
	G4S International Finance plc	2.625%	12/6/18	EUR	7,000	8,390
	G4S plc	7.750%	5/13/19	GBP	4,977	7,230
1	Gatwick Funding Ltd.	2.625%	10/7/48	GBP	800	965
1	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,563
1	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	500	925
1	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	5,050	8,566
	Genfinance II plc	6.064%	12/21/39	GBP	400	755
	GKN Holdings plc	3.375%	5/12/32	GBP	100	131
	GlaxoSmithKline Capital plc	0.625%	12/2/19	EUR	5,327	6,308
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	3,000	4,411
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	1,000	1,448
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	400	677
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	7,339	13,258
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	845	1,765
	Global Switch Holdings Ltd.	1.500%	1/31/24	EUR	1,000	1,198

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	500	611
Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	500	843
Great Rolling Stock Co. Ltd.	6.250%	7/27/20	GBP	3,700	5,525
Great Rolling Stock Co. Ltd.	6.875%	7/27/35	GBP	822	1,416
Guinness Partnership Ltd.	4.000%	10/24/44	GBP	978	1,534
Gwynt Y Mor Ofto plc	2.778%	2/17/34	GBP	2,285	3,128
Hammerson plc	2.000%	7/1/22	EUR	7,100	8,811
Hammerson plc	6.000%	2/23/26	GBP	4,000	6,570
Hammerson plc	7.250%	4/21/28	GBP	10,700	19,710
1 HBOS plc	4.500%	3/18/30	EUR	3,000	4,129
1 Heathrow Funding Ltd.	1.500%	2/11/32	EUR	9,700	11,366
1 Heathrow Funding Ltd.	1.875%	5/23/24	EUR	300	375
Heathrow Funding Ltd.	1.875%	7/12/32	EUR	1,100	1,320
Heathrow Funding Ltd.	4.625%	10/31/46	GBP	300	509
Heathrow Funding Ltd.	5.225%	2/15/23	GBP	2,200	3,414
Heathrow Funding Ltd.	5.875%	5/13/41	GBP	6,000	11,566
Heathrow Funding Ltd.	6.000%	3/20/20	GBP	8,000	11,764
Heathrow Funding Ltd.	6.450%	12/10/31	GBP	2,500	4,715
Heathrow Funding Ltd.	7.125%	2/14/24	GBP	3,320	5,583
1 Hiscox Ltd.	6.125%	11/24/45	GBP	1,000	1,527
1 HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	430
1 HSBC Bank Capital Funding Sterling 2 LP	5.862%	4/29/49	GBP	1,000	1,437
HSBC Bank plc	4.000%	1/15/21	EUR	9,500	12,488
1 HSBC Bank plc	5.375%	11/4/30	GBP	1,000	1,601
HSBC Bank plc	5.375%	8/22/33	GBP	2,000	3,439
HSBC Bank plc	6.250%	1/30/41	GBP	66	130
HSBC Bank plc	6.500%	7/7/23	GBP	5,000	8,150
HSBC Holdings plc	1.500%	3/15/22	EUR	20,600	25,195
HSBC Holdings plc	2.625%	8/16/28	GBP	16,675	22,384
HSBC Holdings plc	3.000%	6/30/25	EUR	26,000	33,946
1 HSBC Holdings plc	3.375%	1/10/24	EUR	8,015	9,705
HSBC Holdings plc	6.000%	6/10/19	EUR	2,000	2,554
HSBC Holdings plc	6.000%	3/29/40	GBP	2,250	4,053
HSBC Holdings plc	6.750%	9/11/28	GBP	2,750	4,846
HSBC Holdings plc	7.000%	4/7/38	GBP	500	983
Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	275	478
Imperial Brands Finance plc	3.375%	2/26/26	EUR	500	672
Imperial Brands Finance plc	4.875%	6/7/32	GBP	7,050	11,118
Imperial Brands Finance plc	5.000%	12/2/19	EUR	3,000	3,862
Imperial Brands Finance plc	7.750%	6/24/19	GBP	5,600	8,220
Imperial Brands Finance plc	9.000%	2/17/22	GBP	7,500	12,924
InterContinental Hotels Group plc	3.875%	11/28/22	GBP	2,500	3,644
Intu Metrocentre Finance plc	4.125%	12/6/23	GBP	2,000	2,915
1 Intu SGS Finance plc	3.875%	3/17/28	GBP	1,100	1,569
Investec Bank plc	9.625%	2/17/22	GBP	1,897	3,167
Investec plc	4.500%	5/5/22	GBP	1,300	1,858
ITV plc	2.125%	9/21/22	EUR	100	123
Leeds Building Society	1.375%	5/5/22	EUR	17,095	20,569
Leeds Building Society	2.625%	4/1/21	EUR	12,000	15,001
Legal & General Finance plc	5.875%	12/11/31	GBP	3,000	5,428
1 Legal & General Group plc	5.375%	10/27/45	GBP	5,400	8,032
1 Legal & General Group plc	5.500%	6/27/64	GBP	2,100	3,090
1 Legal & General Group plc	5.875%	3/29/49	GBP	400	559
1 Legal & General Group plc	10.000%	7/23/41	GBP	2,000	3,391

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Lendlease Europe Finance plc	6.125%	10/12/21	GBP	20,000	30,635
Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	1,797	3,061
1 Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	896
Lloyds Bank plc	0.625%	4/20/20	EUR	5,000	5,926
Lloyds Bank plc	0.625%	9/14/22	EUR	8,780	10,463
1 Lloyds Bank plc	5.750%	7/9/25	GBP	1,000	1,454
Lloyds Bank plc	6.500%	3/24/20	EUR	2,000	2,680
Lloyds Bank plc	6.500%	9/17/40	GBP	1,450	3,091
Lloyds Bank plc	7.500%	4/15/24	GBP	1,000	1,775
Lloyds Bank plc	7.625%	4/22/25	GBP	7,290	12,934
Lloyds Banking Group plc	0.750%	11/9/21	EUR	800	952
Lloyds Banking Group plc	1.000%	11/9/23	EUR	100	118
London & Quadrant Housing Trust	2.625%	5/5/26	GBP	4,000	5,500
London & Quadrant Housing Trust	4.625%	12/5/33	GBP	500	824
London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	747
London Power Networks plc	5.125%	3/31/23	GBP	3,000	4,664
Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,000	3,326
Marks & Spencer plc	3.000%	12/8/23	GBP	1,400	1,921
Marks & Spencer plc	4.750%	6/12/25	GBP	4,610	6,839
Mondi Finance plc	1.500%	4/15/24	EUR	100	121
Motability Operations Group plc	0.875%	3/14/25	EUR	7,816	9,169
Motability Operations Group plc	1.625%	6/9/23	EUR	500	622
Motability Operations Group plc	4.375%	2/8/27	GBP	7,600	11,957
Motability Operations Group plc	5.625%	11/29/30	GBP	2,000	3,609
Motability Operations Group plc	6.625%	12/10/19	GBP	2,449	3,639
National Express Group plc	2.500%	11/11/23	GBP	5,000	6,702
National Grid Gas Finance plc	2.125%	9/22/28	GBP	10,508	13,470
National Grid plc	4.375%	3/10/20	EUR	1,000	1,287
Nationwide Building Society	0.750%	10/26/22	EUR	6,000	7,192
Nationwide Building Society	1.125%	6/3/22	EUR	14,900	17,982
Nationwide Building Society	1.250%	3/3/25	EUR	3,000	3,580
Nationwide Building Society	2.250%	4/29/22	GBP	5,675	7,845
Nationwide Building Society	3.000%	5/6/26	GBP	19,750	27,931
Nationwide Building Society	5.625%	9/9/19	GBP	400	576
Nationwide Building Society	6.750%	7/22/20	EUR	5,500	7,527
Nex Group Holdings plc	3.125%	3/6/19	EUR	1,000	1,211
Next plc	3.625%	5/18/28	GBP	7,000	9,560
Next plc	5.375%	10/26/21	GBP	3,000	4,533
1 NGG Finance plc	4.250%	6/18/76	EUR	1,500	1,902
1 NGG Finance plc	5.625%	6/18/73	GBP	500	754
Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	487
Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	900	1,558
Northern Gas Networks Finance plc	5.625%	3/23/40	GBP	2,423	4,659
Northern Gas Networks Finance plc	5.875%	7/8/19	GBP	750	1,075
Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	1,060	1,779
Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	1,733	3,055
Northumbrian Water Finance plc	5.125%	1/23/42	GBP	350	640
Notting Hill Housing Trust	3.750%	12/20/32	GBP	2,200	3,215
Notting Hill Housing Trust	5.250%	7/7/42	GBP	1,500	2,686
Orbit Capital plc	3.500%	3/24/45	GBP	1,967	2,771
Peabody Capital No 2 plc	4.625%	12/12/53	GBP	150	273
Peabody Capital plc	5.250%	3/17/43	GBP	1,000	1,844
Places For People Treasury plc	2.875%	8/17/26	GBP	9,500	12,285
Porterbrook Rail Finance Ltd.	6.500%	10/20/20	GBP	1,000	1,516

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	3,000	5,387
	Prudential plc	1.750%	11/27/18	GBP	200	268
1	Prudential plc	5.700%	12/19/63	GBP	1,000	1,551
	Prudential plc	5.875%	5/11/29	GBP	1,111	1,955
	Prudential plc	6.125%	12/19/31	GBP	9,000	15,274
1	Prudential plc	11.375%	5/29/39	GBP	200	306
	RAC Bond Co. plc	4.870%	5/6/26	GBP	3,000	4,372
	RELX Capital Inc.	1.300%	5/12/25	EUR	2,000	2,397
	Rentokil Initial plc	3.375%	9/24/19	EUR	6,000	7,446
1	RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	1,100	1,666
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	7,000	10,817
	Rolls-Royce plc	2.125%	6/18/21	EUR	1,500	1,874
	Rolls-Royce plc	3.375%	6/18/26	GBP	2,000	2,887
	Rolls-Royce plc	6.750%	4/30/19	GBP	5,950	8,573
	Royal Bank of Scotland Group plc	1.625%	6/25/19	EUR	3,700	4,427
1	Royal Bank of Scotland Group plc	2.000%	3/8/23	EUR	100	122
	Royal Bank of Scotland plc	5.375%	9/30/19	EUR	3,000	3,857
	Royal Bank of Scotland plc	5.500%	3/23/20	EUR	2,000	2,634
1	RSA Insurance Group plc	5.125%	10/10/45	GBP	2,000	2,967
	RSL Finance No 1 plc	6.625%	3/31/38	GBP	629	1,166
	Sanctuary Capital plc	5.000%	4/26/47	GBP	4,112	7,619
	Santander UK Group Holdings plc	1.125%	9/8/23	EUR	1,105	1,307
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	375	537
	Santander UK plc	1.125%	1/14/22	EUR	11,000	13,250
	Santander UK plc	1.125%	3/10/25	EUR	11,100	13,158
	Santander UK plc	1.875%	2/17/20	GBP	2,000	2,704
	Santander UK plc	2.000%	1/14/19	EUR	2,000	2,391
	Santander UK plc	2.625%	7/16/20	EUR	5,000	6,231
	Santander UK plc	3.875%	10/15/29	GBP	2,200	3,361
	Saxon Weald Capital plc	5.375%	6/6/42	GBP	296	515
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	5,000	7,120
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,705
	Scottish Widows Ltd.	5.500%	6/16/23	GBP	2,500	3,746
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	2,000	3,492
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,500	3,656
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,240	3,958
	Sky plc	1.500%	9/15/21	EUR	1,737	2,115
	Sky plc	1.875%	11/24/23	EUR	5,000	6,194
	Sky plc	2.250%	11/17/25	EUR	500	626
	Sky plc	2.500%	9/15/26	EUR	21,500	27,217
	Sky plc	2.875%	11/24/20	GBP	6,150	8,542
	Sky plc	4.000%	11/26/29	GBP	4,800	7,122
	Smiths Group plc	2.000%	2/23/27	EUR	10,800	13,131
	Society of Lloyd’s	4.750%	10/30/24	GBP	1,500	2,219
	South East Water Finance Ltd.	5.658%	9/30/19	GBP	400	574
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	2,350	4,125
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	2,000	3,810
	Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	364
14	Southern Gas Networks plc	4.875%	12/21/20	GBP	1,300	1,914
	Southern Gas Networks plc	6.375%	5/15/40	GBP	70	145
1	Southern Water Services Finance Ltd.	4.500%	3/31/38	GBP	1,000	1,455
	Southern Water Services Finance Ltd.	5.000%	3/31/21	GBP	4,000	5,958
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	3,000	5,513
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	289	505

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
SPD Finance UK plc	5.875%	7/17/26	GBP	1,000	1,697
SSE plc	2.000%	6/17/20	EUR	7,200	8,846
1 SSE plc	3.875%	12/29/49	GBP	2,200	3,025
SSE plc	6.250%	8/27/38	GBP	2,000	3,939
SSE plc	8.375%	11/20/28	GBP	1,150	2,374
Stagecoach Group plc	4.000%	9/29/25	GBP	300	430
1 Standard Chartered Bank	5.375%	6/29/49	GBP	1,000	1,404
Standard Chartered plc	1.625%	6/13/21	EUR	20,076	24,492
Standard Chartered plc	3.125%	11/19/24	EUR	500	653
Standard Chartered plc	3.625%	11/23/22	EUR	1,700	2,241
1 Standard Chartered plc	4.000%	10/21/25	EUR	4,000	5,105
Standard Chartered plc	4.375%	1/18/38	GBP	1,080	1,626
Standard Chartered plc	5.125%	6/6/34	GBP	4,700	6,881
1 Standard Life Aberdeen plc	5.500%	12/4/42	GBP	3,500	5,245
1 Standard Life plc	6.546%	11/29/49	GBP	2,000	2,909
Swan Housing Capital plc	3.625%	3/5/48	GBP	2,114	2,980
Thames Water Utilities Cayman Finance
Ltd.	2.625%	1/24/32	GBP	3,000	3,858
Thames Water Utilities Cayman Finance
Ltd.	4.000%	6/19/25	GBP	8,000	11,919
Thames Water Utilities Cayman Finance
Ltd.	4.375%	7/3/34	GBP	1,795	2,809
Thames Water Utilities Cayman Finance
Ltd.	4.625%	6/4/46	GBP	4,945	8,366
Thames Water Utilities Cayman Finance
Ltd.	5.500%	2/11/41	GBP	12,175	22,360
THFC Funding No. 3 plc	5.200%	10/11/43	GBP	4,900	8,801
Together Housing Finance plc	4.500%	12/17/42	GBP	430	703
Unilever NV	0.500%	2/3/22	EUR	200	237
Unilever NV	1.000%	6/3/23	EUR	100	121
Unilever NV	1.750%	8/5/20	EUR	2,200	2,701
1 UNITE USAF II plc	3.374%	6/30/28	GBP	1,000	1,428
United Utilities Water Ltd.	4.250%	1/24/20	EUR	3,000	3,827
United Utilities Water Ltd.	5.625%	12/20/27	GBP	6,210	10,755
United Utilities Water Ltd.	5.750%	3/25/22	GBP	2,250	3,539
University of Cambridge	3.750%	10/17/52	GBP	700	1,276
University of Southampton	2.250%	4/11/57	GBP	100	126
Vodafone Group plc	0.500%	1/30/24	EUR	100	115
Vodafone Group plc	0.875%	11/17/20	EUR	10,900	13,029
Vodafone Group plc	1.250%	8/25/21	EUR	9,000	10,921
Vodafone Group plc	1.600%	7/29/31	EUR	1,300	1,458
Vodafone Group plc	1.750%	8/25/23	EUR	13,700	17,002
Vodafone Group plc	1.875%	9/11/25	EUR	4,400	5,482
Vodafone Group plc	3.000%	8/12/56	GBP	5,500	6,185
Vodafone Group plc	4.650%	1/20/22	EUR	100	138
Vodafone Group plc	5.625%	12/4/25	GBP	3,400	5,572
Vodafone Group plc	5.900%	11/26/32	GBP	1,000	1,713
Vodafone Group plc	8.125%	11/26/18	GBP	2,900	4,137
Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	5,000	8,933
Wales & West Utilities Finance plc	6.250%	11/30/21	GBP	1,000	1,583
Wellcome Trust Finance plc	4.000%	5/9/59	GBP	2,000	3,964
Western Power Distribution East
Midlands plc	5.250%	1/17/23	GBP	2,500	3,875

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Western Power Distribution South
	Wales plc	5.750%	3/23/40	GBP	850	1,622
	Western Power Distribution South
	West plc	5.750%	3/23/40	GBP	200	382
	Western Power Distribution West
	Midlands plc	3.875%	10/17/24	GBP	3,000	4,444
	Western Power Distribution West
	Midlands plc	5.750%	4/16/32	GBP	5,000	8,933
	WHG Treasury plc	4.250%	10/6/45	GBP	4,000	6,240
	WM Morrison Supermarkets plc	2.250%	6/19/20	EUR	600	739
	Wm Morrison Supermarkets plc	3.500%	7/27/26	GBP	5,000	7,081
	Wm Morrison Supermarkets plc	4.750%	7/4/29	GBP	5,150	7,942
	WPP Finance 2013	2.875%	9/14/46	GBP	500	569
	WPP Finance 2013	3.000%	11/20/23	EUR	9,000	11,872
	WPP Finance SA	2.250%	9/22/26	EUR	300	379
	WPP Finance SA	6.375%	11/6/20	GBP	3,200	4,876
	Yorkshire Building Society	1.250%	3/17/22	EUR	21,403	25,723
	Yorkshire Building Society	2.125%	3/18/19	EUR	19,013	22,831
	Yorkshire Water Services Bradford
	Finance Ltd.	3.625%	8/1/29	GBP	500	754
1	Yorkshire Water Services Bradford
	Finance Ltd.	3.750%	3/22/46	GBP	1,000	1,406
	Yorkshire Water Services Bradford
	Finance Ltd.	6.000%	8/21/19	GBP	3,105	4,484
						1,881,908
Sovereign Bonds (5.1%)
[1,12] Affordable Housing Finance plc		2.893%	8/11/45	GBP	2,673	4,000
12	LCR Finance plc	4.500%	12/7/28	GBP	10,500	17,816
12	LCR Finance plc	4.500%	12/7/38	GBP	1,100	2,045
12	LCR Finance plc	5.100%	3/7/51	GBP	1,200	2,730
12	Merseylink Issuer plc	3.842%	3/31/43	GBP	300	506
12	Network Rail Infrastructure Finance plc	2.750%	10/6/21	CHF	2,500	2,824
12	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	3,200	5,466
12	Network Rail Infrastructure Finance plc	4.625%	7/21/20	GBP	200	293
12	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	5,000	8,031
12	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	4,200	7,837
	Transport for London	2.250%	8/9/22	GBP	900	1,250
	Transport for London	3.625%	5/15/45	GBP	4,900	7,903
	Transport for London	3.875%	7/23/42	GBP	2,400	3,988
	Transport for London	4.000%	4/7/64	GBP	1,200	2,331
	United Kingdom	0.500%	7/22/22	GBP	152,485	199,884
	United Kingdom	0.750%	7/22/23	GBP	106,545	140,108
	United Kingdom	1.250%	7/22/27	GBP	156,000	204,875
	United Kingdom	1.500%	1/22/21	GBP	115,000	157,104
	United Kingdom	1.500%	7/22/26	GBP	24,400	33,097
	United Kingdom	1.500%	7/22/47	GBP	120,100	145,152
	United Kingdom	1.750%	7/22/19	GBP	229,400	311,381
	United Kingdom	1.750%	9/7/37	GBP	83,300	107,910
	United Kingdom	1.750%	7/22/57	GBP	50,500	67,023
	United Kingdom	2.000%	7/22/20	GBP	261,800	361,361
	United Kingdom	2.000%	9/7/25	GBP	74,000	104,677
	United Kingdom	2.250%	9/7/23	GBP	97,973	140,036
	United Kingdom	2.500%	7/22/65	GBP	69,000	115,322
	United Kingdom	2.750%	9/7/24	GBP	85,950	127,158

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
United Kingdom	3.250%	1/22/44	GBP	231,900	390,190
United Kingdom	3.500%	1/22/45	GBP	90,650	159,914
United Kingdom	3.500%	7/22/68	GBP	67,000	143,284
United Kingdom	3.750%	9/7/20	GBP	28,500	41,299
United Kingdom	3.750%	9/7/21	GBP	68,100	101,169
United Kingdom	3.750%	7/22/52	GBP	91,100	180,954
United Kingdom	4.000%	1/22/60	GBP	16,200	36,086
United Kingdom	4.250%	12/7/27	GBP	15,000	25,375
United Kingdom	4.250%	6/7/32	GBP	60,541	107,161
United Kingdom	4.250%	3/7/36	GBP	136,000	248,731
United Kingdom	4.250%	9/7/39	GBP	75,596	142,328
United Kingdom	4.250%	12/7/40	GBP	60,300	114,902
United Kingdom	4.250%	12/7/46	GBP	88,100	177,595
United Kingdom	4.250%	12/7/49	GBP	35,600	74,450
United Kingdom	4.250%	12/7/55	GBP	74,100	165,855
United Kingdom	4.500%	3/7/19	GBP	30,800	43,130
United Kingdom	4.500%	9/7/34	GBP	95,000	176,177
United Kingdom	4.500%	12/7/42	GBP	39,100	78,504
United Kingdom	4.750%	12/7/30	GBP	61,800	112,886
United Kingdom	4.750%	12/7/38	GBP	6,708	13,355
United Kingdom	5.000%	3/7/25	GBP	21,500	36,492
United Kingdom	8.000%	6/7/21	GBP	11,000	18,460
Urenco Finance NV	2.375%	12/2/24	EUR	4,000	5,142
Urenco Finance NV	2.500%	2/15/21	EUR	3,000	3,768
					4,879,315
Total United Kingdom (Cost $7,230,047)					7,207,821
United States (2.8%)
Corporate Bonds (2.8%)
3M Co.	0.375%	2/15/22	EUR	17,000	20,045
3M Co.	0.950%	5/15/23	EUR	2,000	2,408
3M Co.	1.500%	11/9/26	EUR	200	247
3M Co.	1.750%	5/15/30	EUR	1,617	2,015
3M Co.	1.875%	11/15/21	EUR	400	501
AbbVie Inc.	0.375%	11/18/19	EUR	3,800	4,465
AbbVie Inc.	1.375%	5/17/24	EUR	12,000	14,427
AbbVie Inc.	2.125%	11/17/28	EUR	6,800	8,366
Air Products & Chemicals Inc.	1.000%	2/12/25	EUR	3,337	3,980
Albemarle Corp.	1.875%	12/8/21	EUR	100	123
Allergan Funding SCS	0.500%	6/1/21	EUR	4,800	5,629
Allergan Funding SCS	1.250%	6/1/24	EUR	10,000	11,795
Allergan Funding SCS	2.125%	6/1/29	EUR	7,500	8,953
American Express Credit Corp.	0.625%	11/22/21	EUR	16,702	19,804
American International Group Inc.	1.875%	6/21/27	EUR	10,300	12,259
American Tower Corp.	1.375%	4/4/25	EUR	8,500	9,994
Amgen Inc.	1.250%	2/25/22	EUR	18,230	22,090
Amgen Inc.	2.000%	2/25/26	EUR	2,500	3,156
Amgen Inc.	2.125%	9/13/19	EUR	2,000	2,427
Amgen Inc.	4.000%	9/13/29	GBP	4,500	6,762
Amgen Inc.	4.375%	12/5/18	EUR	1,000	1,222
Amgen Inc.	5.500%	12/7/26	GBP	4,400	7,308
Aon plc	2.875%	5/14/26	EUR	3,400	4,422
Apple Inc.	0.350%	6/10/20	JPY	1,350,000	11,963
Apple Inc.	0.750%	2/25/30	CHF	5,500	5,659

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Apple Inc.	1.000%	11/10/22	EUR	12,800	15,569
Apple Inc.	1.375%	1/17/24	EUR	10,000	12,336
Apple Inc.	1.375%	5/24/29	EUR	7,800	9,324
Apple Inc.	1.625%	11/10/26	EUR	4,039	5,033
Apple Inc.	2.000%	9/17/27	EUR	7,080	9,099
Apple Inc.	2.513%	8/19/24	CAD	24,220	18,780
Apple Inc.	3.050%	7/31/29	GBP	7,200	10,445
Apple Inc.	3.600%	6/10/26	AUD	1,190	928
Apple Inc.	3.600%	7/31/42	GBP	3,000	4,637
Apple Inc.	3.700%	8/28/22	AUD	4,250	3,374
Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	10,000	12,474
AT&T Inc.	1.050%	9/4/23	EUR	2,100	2,498
AT&T Inc.	1.375%	12/4/24	CHF	500	531
AT&T Inc.	1.450%	6/1/22	EUR	7,714	9,404
AT&T Inc.	1.800%	9/4/26	EUR	3,800	4,580
AT&T Inc.	1.875%	12/4/20	EUR	400	491
AT&T Inc.	2.350%	9/4/29	EUR	15,300	18,477
AT&T Inc.	2.400%	3/15/24	EUR	9,000	11,457
AT&T Inc.	2.450%	3/15/35	EUR	100	112
AT&T Inc.	2.500%	3/15/23	EUR	2,000	2,556
AT&T Inc.	2.600%	12/17/29	EUR	3,775	4,654
AT&T Inc.	2.750%	5/19/23	EUR	6,848	8,921
AT&T Inc.	2.850%	5/25/24	CAD	3,065	2,324
AT&T Inc.	3.150%	9/4/36	EUR	6,400	7,655
AT&T Inc.	3.375%	3/15/34	EUR	2,500	3,201
AT&T Inc.	3.500%	12/17/25	EUR	2,000	2,732
AT&T Inc.	3.550%	12/17/32	EUR	10,962	14,489
AT&T Inc.	3.550%	9/14/37	GBP	13,400	17,117
AT&T Inc.	3.825%	11/25/20	CAD	1,750	1,413
AT&T Inc.	4.250%	6/1/43	GBP	4,467	6,225
AT&T Inc.	4.375%	9/14/29	GBP	2,488	3,703
AT&T Inc.	4.850%	5/25/47	CAD	3,930	3,025
AT&T Inc.	4.875%	6/1/44	GBP	2,350	3,585
AT&T Inc.	5.200%	11/18/33	GBP	4,000	6,357
AT&T Inc.	5.500%	3/15/27	GBP	3,000	4,857
AT&T Inc.	7.000%	4/30/40	GBP	5,150	9,966
1 Bank of America Corp.	0.736%	2/7/22	EUR	100	118
Bank of America Corp.	0.750%	7/26/23	EUR	15,000	17,588
Bank of America Corp.	1.375%	9/10/21	EUR	10,000	12,175
Bank of America Corp.	1.375%	3/26/25	EUR	3,000	3,580
1 Bank of America Corp.	1.379%	2/7/25	EUR	100	120
Bank of America Corp.	1.625%	9/14/22	EUR	5,000	6,157
1 Bank of America Corp.	1.776%	5/4/27	EUR	2,100	2,539
Bank of America Corp.	2.375%	6/19/24	EUR	5,000	6,392
Bank of America Corp.	2.500%	7/27/20	EUR	10,500	13,068
1 Bank of America Corp.	2.604%	3/15/23	CAD	4,850	3,749
1 Bank of America Corp.	3.407%	9/20/25	CAD	2,040	1,612
Bank of America Corp.	4.250%	3/5/20	AUD	10,540	8,358
Bank of America Corp.	4.250%	12/10/26	GBP	2,900	4,437
Bank of America Corp.	5.500%	12/4/19	GBP	450	651
Bank of America Corp.	5.500%	11/22/21	GBP	1,800	2,725
Bank of America Corp.	6.125%	9/15/21	GBP	3,600	5,586
Bank of America Corp.	7.000%	7/31/28	GBP	5,500	10,363
Baxter International Inc.	1.300%	5/30/25	EUR	7,055	8,367

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Becton Dickinson & Co.	1.000%	12/15/22	EUR	7,730	9,164
Becton Dickinson & Co.	1.900%	12/15/26	EUR	11,818	14,162
Berkshire Hathaway Inc.	0.500%	3/13/20	EUR	8,000	9,442
Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	1,000	1,186
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	7,832	9,180
Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	4,400	5,341
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	9,000	10,344
Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	10,000	12,759
BlackRock Inc.	1.250%	5/6/25	EUR	6,550	7,875
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	789	896
Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	100	124
BorgWarner Inc.	1.800%	11/7/22	EUR	100	124
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	1,625	1,930
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	4,000	4,683
Brown-Forman Corp.	1.200%	7/7/26	EUR	2,160	2,548
Brown-Forman Corp.	2.600%	7/7/28	GBP	8,620	11,567
Bunge Finance Europe BV	1.850%	6/16/23	EUR	16,370	19,863
Cargill Inc.	1.875%	9/4/19	EUR	1,100	1,327
Cargill Inc.	2.500%	2/15/23	EUR	10,000	12,925
Carnival Corp.	1.125%	11/6/19	EUR	5,000	5,966
Carnival Corp.	1.625%	2/22/21	EUR	8,400	10,297
Carnival Corp.	1.875%	11/7/22	EUR	5,550	6,937
Caterpillar International Finance DAC	0.750%	10/13/20	EUR	200	239
Citigroup Inc.	0.750%	10/26/23	EUR	500	584
Citigroup Inc.	1.375%	10/27/21	EUR	10,000	12,177
Citigroup Inc.	1.500%	10/26/28	EUR	1,000	1,161
Citigroup Inc.	1.750%	1/28/25	EUR	600	738
Citigroup Inc.	2.125%	9/10/26	EUR	5,400	6,801
Citigroup Inc.	2.375%	5/22/24	EUR	5,000	6,408
Citigroup Inc.	2.400%	10/31/25	JPY	500,000	4,850
Citigroup Inc.	3.000%	3/21/19	CHF	1,000	1,048
Citigroup Inc.	3.390%	11/18/21	CAD	4,970	3,988
Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,543
Citigroup Inc.	5.000%	8/2/19	EUR	13,200	16,760
Citigroup Inc.	5.125%	12/12/18	GBP	7,080	9,813
Citigroup Inc.	7.375%	9/4/19	EUR	1,000	1,326
Citigroup Inc.	7.375%	9/1/39	GBP	400	899
Coca-Cola Co.	0.000%	3/9/21	EUR	3,750	4,379
Coca-Cola Co.	0.500%	3/8/24	EUR	5,400	6,290
Coca-Cola Co.	0.750%	3/9/23	EUR	5,500	6,568
Coca-Cola Co.	1.100%	9/2/36	EUR	1,600	1,725
Coca-Cola Co.	1.125%	9/22/22	EUR	1,000	1,220
Coca-Cola Co.	1.125%	3/9/27	EUR	3,000	3,571
Coca-Cola Co.	1.625%	3/9/35	EUR	5,400	6,421
Coca-Cola Co.	1.875%	9/22/26	EUR	2,459	3,112
Coca-Cola Co.	2.600%	6/9/20	AUD	1,000	770
Coca-Cola Co.	3.250%	6/11/24	AUD	400	309
Coca-Cola Enterprises Inc.	2.000%	12/5/19	EUR	1,000	1,210
Coca-Cola Enterprises Inc.	2.375%	5/7/25	EUR	3,000	3,876
Comcast Corp.	5.500%	11/23/29	GBP	4,000	7,019
Corning Inc.	0.992%	8/10/27	JPY	1,700,000	14,970
DH Europe Finance SA	1.000%	7/8/19	EUR	4,400	5,212
DH Europe Finance SA	1.700%	1/4/22	EUR	26,000	32,275
Digital Euro Finco LLC	2.625%	4/15/24	EUR	100	126
Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,000	2,936

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Digital Stout Holding LLC	4.750%	10/13/23	GBP	1,000	1,493
Discovery Communications LLC	1.900%	3/19/27	EUR	5,000	5,817
Discovery Communications LLC	2.375%	3/7/22	EUR	1,000	1,249
Discovery Communications LLC	2.500%	9/20/24	GBP	4,400	5,731
Dover Corp.	1.250%	11/9/26	EUR	19,700	22,940
Dover Corp.	2.125%	12/1/20	EUR	1,300	1,610
Eastman Chemical Co.	1.500%	5/26/23	EUR	10,000	12,197
Eastman Chemical Co.	1.875%	11/23/26	EUR	5,700	6,992
Ecolab Inc.	1.000%	1/15/24	EUR	7,620	9,033
Eli Lilly & Co.	1.000%	6/2/22	EUR	13,800	16,688
Expedia Inc.	2.500%	6/3/22	EUR	1,450	1,806
FedEx Corp.	0.500%	4/9/20	EUR	1,900	2,240
FedEx Corp.	1.000%	1/11/23	EUR	700	834
FedEx Corp.	1.625%	1/11/27	EUR	3,000	3,569
Fidelity International Ltd.	2.500%	11/4/26	EUR	1,157	1,410
Fidelity National Information Services Inc.	0.400%	1/15/21	EUR	6,362	7,437
Fidelity National Information Services Inc.	1.100%	7/15/24	EUR	10,909	12,749
Fidelity National Information Services Inc.	1.700%	6/30/22	GBP	2,990	3,956
Flowserve Corp.	1.250%	3/17/22	EUR	3,700	4,352
Fluor Corp.	1.750%	3/21/23	EUR	7,450	9,047
Ford Credit Canada Co.	2.710%	2/23/22	CAD	8,000	6,191
Ford Credit Canada Ltd.	2.580%	5/10/21	CAD	5,000	3,870
Ford Credit Canada Ltd.	2.923%	9/16/20	CAD	1,450	1,138
Ford Credit Canada Ltd.	3.279%	7/2/21	CAD	2,800	2,218
Ford Motor Credit Co. LLC	3.588%	6/2/20	AUD	330	256
Ford Motor Credit Co. LLC	4.050%	12/10/18	AUD	9,846	7,652
GE Capital Canada Funding Co.	4.600%	1/26/22	CAD	5,411	4,582
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	1,500	1,510
GE Capital European Funding Unlimited Co.	2.625%	3/15/23	EUR	15,000	19,576
GE Capital European Funding Unlimited Co.	4.625%	2/22/27	EUR	4,000	6,114
GE Capital European Funding Unlimited Co.	5.375%	1/23/20	EUR	11,300	14,780
GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	1,500	2,891
GE Capital UK Funding Unlimited Co.	4.125%	9/13/23	GBP	3,249	4,905
GE Capital UK Funding Unlimited Co.	4.375%	7/31/19	GBP	1,000	1,403
GE Capital UK Funding Unlimited Co.	5.875%	11/4/20	GBP	1,400	2,114
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	1,500	2,809
GE Capital UK Funding Unlimited Co.	6.250%	5/5/38	GBP	2,414	4,894
General Electric Capital Corp.	3.125%	12/6/19	CHF	1,000	1,079
General Electric Capital Corp.	4.125%	9/19/35	EUR	5,200	8,041
General Electric Capital Corp.	4.875%	9/18/37	GBP	2,236	3,824
General Electric Capital Corp.	5.500%	6/7/21	GBP	1,000	1,523
General Electric Capital Corp.	6.250%	9/29/20	GBP	1,657	2,514
General Electric Co.	0.375%	5/17/22	EUR	6,400	7,513
General Electric Co.	0.875%	5/17/25	EUR	9,300	10,886
General Electric Co.	1.250%	5/26/23	EUR	3,000	3,655
General Electric Co.	1.500%	5/17/29	EUR	10,700	12,595
General Electric Co.	1.875%	5/28/27	EUR	13,400	16,723
General Electric Co.	2.125%	5/17/37	EUR	12,100	14,096
General Mills Inc.	1.000%	4/27/23	EUR	7,000	8,366
General Mills Inc.	1.500%	4/27/27	EUR	2,000	2,380
General Mills Inc.	2.100%	11/16/20	EUR	1,000	1,232
General Motors Financial Co. Inc.	0.955%	9/7/23	EUR	9,856	11,517
General Motors Financial International BV	1.875%	10/15/19	EUR	700	846
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	1,040	1,218
Goldman Sachs Group Inc.	1.375%	7/26/22	EUR	10,300	12,507

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	100	119
	Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	20,925	24,798
	Goldman Sachs Group Inc.	2.000%	7/27/23	EUR	14,791	18,380
	Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	9,139	11,404
1	Goldman Sachs Group Inc.	2.433%	4/26/23	CAD	10,200	7,801
	Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	5,000	6,513
	Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	23,650	31,173
[1,2]	Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	800	622
	Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	3,100	4,634
	Goldman Sachs Group Inc.	4.750%	10/12/21	EUR	1,100	1,487
	Goldman Sachs Group Inc.	5.000%	8/21/19	AUD	16,500	13,172
	Goldman Sachs Group Inc.	5.125%	10/23/19	EUR	5,000	6,422
	Goldman Sachs Group Inc.	5.500%	10/12/21	GBP	2,800	4,234
	Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	6,100	11,867
	Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	700	1,305
	Harman Finance International SCA	2.000%	5/27/22	EUR	8,500	10,539
	Honeywell International Inc.	0.650%	2/21/20	EUR	5,920	7,012
	Honeywell International Inc.	1.300%	2/22/23	EUR	3,300	4,026
	Honeywell International Inc.	2.250%	2/22/28	EUR	5,490	7,125
	Illinois Tool Works Inc.	1.250%	5/22/23	EUR	3,100	3,778
	Illinois Tool Works Inc.	1.750%	5/20/22	EUR	7,400	9,216
	Illinois Tool Works Inc.	2.125%	5/22/30	EUR	4,700	5,940
	Intel Corp.	4.000%	12/1/22	AUD	5,000	4,015
	International Business Machines Corp.	0.500%	9/7/21	EUR	9,000	10,667
	International Business Machines Corp.	0.950%	5/23/25	EUR	8,200	9,676
	International Business Machines Corp.	1.375%	11/19/19	EUR	3,000	3,606
	International Business Machines Corp.	1.500%	5/23/29	EUR	7,200	8,569
	International Business Machines Corp.	1.875%	11/6/20	EUR	400	493
	International Business Machines Corp.	2.625%	8/5/22	GBP	500	703
	International Business Machines Corp.	2.750%	12/21/20	GBP	1,000	1,395
	International Business Machines Corp.	2.875%	11/7/25	EUR	4,100	5,536
	International Flavors & Fragrances Inc.	1.750%	3/14/24	EUR	7,130	8,789
	Johnson & Johnson	0.250%	1/20/22	EUR	2,300	2,712
	Johnson & Johnson	0.650%	5/20/24	EUR	10,200	12,084
	Johnson & Johnson	1.150%	11/20/28	EUR	1,200	1,439
	Johnson Controls International plc	1.375%	2/25/25	EUR	4,065	4,880
	JPMorgan Chase & Co.	0.500%	12/4/23	CHF	7,000	7,175
	JPMorgan Chase & Co.	1.375%	9/16/21	EUR	5,350	6,519
	JPMorgan Chase & Co.	1.500%	1/27/25	EUR	10,000	12,181
	JPMorgan Chase & Co.	1.500%	10/29/26	EUR	6,108	7,361
1	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	1,000	1,199
	JPMorgan Chase & Co.	1.875%	11/21/19	EUR	5,622	6,824
	JPMorgan Chase & Co.	1.875%	2/10/20	GBP	6,200	8,393
	JPMorgan Chase & Co.	2.750%	2/1/23	EUR	3,000	3,910
	JPMorgan Chase & Co.	2.875%	5/24/28	EUR	2,500	3,393
	JPMorgan Chase & Co.	3.000%	2/19/26	EUR	5,600	7,556
	JPMorgan Chase & Co.	3.190%	3/5/21	CAD	270	216
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	5,000	7,356
	JPMorgan Chase & Co.	3.875%	9/23/20	EUR	1,000	1,297
	Kellogg Co.	1.250%	3/10/25	EUR	5,000	5,915
	Kinder Morgan Inc.	1.500%	3/16/22	EUR	7,000	8,501
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	7,267	8,887
	Kraft Heinz Foods Co.	1.500%	5/24/24	EUR	400	479
	Kraft Heinz Foods Co.	2.000%	6/30/23	EUR	5,000	6,194
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	10,000	12,700

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
LYB International Finance II BV	1.875%	3/2/22	EUR	15,500	19,077
Mastercard Inc.	1.100%	12/1/22	EUR	12,850	15,560
MasterCard Inc.	2.100%	12/1/27	EUR	8,040	10,315
McDonald’s Corp.	1.000%	11/15/23	EUR	7,000	8,339
McDonald’s Corp.	1.125%	5/26/22	EUR	200	242
McDonald’s Corp.	1.750%	5/3/28	EUR	15,000	18,293
McDonald’s Corp.	2.000%	6/1/23	EUR	1,500	1,890
McDonald’s Corp.	2.625%	6/11/29	EUR	100	132
McKesson Corp.	0.625%	8/17/21	EUR	4,250	5,021
McKesson Corp.	1.500%	11/17/25	EUR	12,400	14,931
McKesson Corp.	3.125%	2/17/29	GBP	9,000	12,096
Merck & Co. Inc.	0.500%	11/2/24	EUR	9,920	11,547
Merck & Co. Inc.	1.125%	10/15/21	EUR	7,600	9,231
Merck & Co. Inc.	1.375%	11/2/36	EUR	2,300	2,607
Merck & Co. Inc.	1.875%	10/15/26	EUR	3,300	4,204
Merck & Co. Inc.	2.500%	10/15/34	EUR	5,260	7,114
MetLife Inc.	5.250%	6/29/20	GBP	200	294
MetLife Inc.	5.375%	12/9/24	GBP	2,350	3,839
Metropolitan Life Global Funding I	0.875%	1/20/22	EUR	10,000	11,946
Metropolitan Life Global Funding I	1.000%	9/19/22	CHF	3,000	3,166
Metropolitan Life Global Funding I	2.375%	9/30/19	EUR	300	367
Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	600	769
Metropolitan Life Global Funding I	2.625%	12/5/22	GBP	1,850	2,585
Metropolitan Life Global Funding I	2.875%	1/11/23	GBP	2,000	2,815
Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,000	765
Metropolitan Life Global Funding I	4.500%	4/16/19	AUD	3,900	3,070
Microsoft Corp.	2.125%	12/6/21	EUR	2,100	2,651
Microsoft Corp.	2.625%	5/2/33	EUR	4,000	5,502
Microsoft Corp.	3.125%	12/6/28	EUR	11,200	16,063
Mohawk Industries Inc.	2.000%	1/14/22	EUR	8,100	10,056
Molson Coors Brewing Co.	1.250%	7/15/24	EUR	15,300	18,117
Molson Coors International LP	2.750%	9/18/20	CAD	150	118
Molson Coors International LP	3.440%	7/15/26	CAD	2,850	2,185
Mondelez International Inc.	1.000%	3/7/22	EUR	2,150	2,582
Mondelez International Inc.	1.625%	1/20/23	EUR	5,800	7,143
Mondelez International Inc.	1.625%	3/8/27	EUR	1,865	2,214
Mondelez International Inc.	2.375%	3/6/35	EUR	1,162	1,340
Moody’s Corp.	1.750%	3/9/27	EUR	3,010	3,640
Morgan Stanley	1.000%	12/2/22	EUR	16,090	19,217
Morgan Stanley	1.375%	10/27/26	EUR	6,311	7,358
Morgan Stanley	1.750%	3/11/24	EUR	1,150	1,411
Morgan Stanley	1.750%	1/30/25	EUR	12,300	14,999
Morgan Stanley	1.875%	3/30/23	EUR	2,900	3,601
Morgan Stanley	1.875%	4/27/27	EUR	15,454	18,636
Morgan Stanley	2.375%	3/31/21	EUR	11,200	14,035
Morgan Stanley	2.625%	3/9/27	GBP	12,800	17,212
Morgan Stanley	3.000%	2/7/24	CAD	10,000	7,765
Morgan Stanley	3.125%	11/21/18	CHF	3,000	3,127
Morgan Stanley	3.125%	8/5/21	CAD	9,500	7,550
Mylan NV	1.250%	11/23/20	EUR	12,000	14,365
Mylan NV	3.125%	11/22/28	EUR	1,180	1,474
Nasdaq Inc.	3.875%	6/7/21	EUR	1,000	1,315
National Grid North America Inc.	0.750%	2/11/22	EUR	9,000	10,700
New York Life Global Funding	0.375%	2/2/22	CHF	3,000	3,073
Oracle Corp.	2.250%	1/10/21	EUR	400	500

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Oracle Corp.	3.125%	7/10/25	EUR	1,000	1,374
Parker-Hannifin Corp.	1.125%	3/1/25	EUR	4,500	5,359
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	167	191
PepsiCo Inc.	0.875%	7/18/28	EUR	3,600	4,088
PepsiCo Inc.	1.750%	4/28/21	EUR	3,000	3,697
PepsiCo Inc.	2.500%	11/1/22	GBP	400	562
PerkinElmer Inc.	1.875%	7/19/26	EUR	4,600	5,498
Pfizer Inc.	0.000%	3/6/20	EUR	2,550	2,982
Pfizer Inc.	0.250%	3/6/22	EUR	4,200	4,930
Pfizer Inc.	1.000%	3/6/27	EUR	3,400	4,018
Pfizer Inc.	5.750%	6/3/21	EUR	600	844
Pfizer Inc.	6.500%	6/3/38	GBP	3,750	7,905
Philip Morris International Inc.	1.750%	3/19/20	EUR	2,500	3,038
Philip Morris International Inc.	2.000%	5/9/36	EUR	8,000	9,573
Philip Morris International Inc.	2.875%	3/3/26	EUR	1,500	2,013
Philip Morris International Inc.	2.875%	5/14/29	EUR	2,500	3,398
Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,394
PPG Industries Inc.	0.875%	3/13/22	EUR	2,500	2,987
PPG Industries Inc.	0.875%	11/3/25	EUR	2,600	3,035
Praxair Inc.	1.500%	3/11/20	EUR	1,500	1,814
Praxair Inc.	1.625%	12/1/25	EUR	2,750	3,436
Priceline Group Inc.	0.800%	3/10/22	EUR	9,398	11,144
Priceline Group Inc.	1.800%	3/3/27	EUR	9,488	11,352
Priceline Group Inc.	2.375%	9/23/24	EUR	4,000	5,068
Procter & Gamble Co.	0.500%	10/25/24	EUR	3,000	3,501
Procter & Gamble Co.	1.125%	11/2/23	EUR	1,370	1,671
Procter & Gamble Co.	1.375%	5/3/25	GBP	9,800	12,738
Procter & Gamble Co.	1.800%	5/3/29	GBP	9,325	12,015
Procter & Gamble Co.	2.000%	11/5/21	EUR	4,000	5,038
Procter & Gamble Co.	2.000%	8/16/22	EUR	11,730	14,878
Procter & Gamble Co.	4.125%	12/7/20	EUR	2,150	2,836
Prologis LP	1.375%	10/7/20	EUR	3,683	4,450
Prologis LP	1.375%	5/13/21	EUR	8,400	10,205
Prologis LP	2.250%	6/30/29	GBP	4,318	5,500
Prologis LP	3.000%	6/2/26	EUR	1,600	2,131
Prologis LP	3.375%	2/20/24	EUR	1,500	2,017
Southern Power Co.	1.000%	6/20/22	EUR	24,600	29,424
Southern Power Co.	1.850%	6/20/26	EUR	9,400	11,487
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	4,680	5,396
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	3,041	3,469
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	6,152	7,267
Thermo Fisher Scientific Inc.	1.450%	3/16/27	EUR	4,559	5,347
Thermo Fisher Scientific Inc.	1.500%	12/1/20	EUR	800	971
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	1,000	1,244
Thermo Fisher Scientific Inc.	2.150%	7/21/22	EUR	800	1,007
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	6,122	7,354
Time Warner Cable Inc.	5.750%	6/2/31	GBP	1,200	1,882
Time Warner Cable LLC	5.250%	7/15/42	GBP	800	1,205
Time Warner Inc.	1.950%	9/15/23	EUR	800	989
Toyota Motor Credit Corp.	1.000%	3/9/21	EUR	5,000	6,029
Trinity Acquisition plc	2.125%	5/26/22	EUR	5,626	6,957
Tyco Electronics Group SA	1.100%	3/1/23	EUR	3,727	4,463
United Parcel Service Inc.	1.625%	11/15/25	EUR	11,900	14,754
United Parcel Service Inc.	5.125%	2/12/50	GBP	1,050	2,129
United Technologies Corp.	1.125%	12/15/21	EUR	4,700	5,690

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	United Technologies Corp.	1.250%	5/22/23	EUR	3,200	3,895
	United Technologies Corp.	1.875%	2/22/26	EUR	1,660	2,067
	US Bancorp	0.850%	6/7/24	EUR	14,843	17,449
	Verizon Communications Inc.	0.875%	4/2/25	EUR	4,900	5,656
	Verizon Communications Inc.	1.375%	11/2/28	EUR	4,800	5,501
	Verizon Communications Inc.	1.875%	10/26/29	EUR	3,500	4,150
	Verizon Communications Inc.	2.375%	2/17/22	EUR	2,000	2,546
	Verizon Communications Inc.	2.625%	12/1/31	EUR	12,829	16,239
	Verizon Communications Inc.	2.875%	1/15/38	EUR	4,200	5,034
	Verizon Communications Inc.	3.125%	11/2/35	GBP	6,700	8,555
	Verizon Communications Inc.	3.250%	2/17/26	EUR	2,500	3,393
	Verizon Communications Inc.	3.375%	10/27/36	GBP	2,600	3,408
	VF Corp.	0.625%	9/20/23	EUR	5,400	6,320
	Wal-Mart Stores Inc.	1.900%	4/8/22	EUR	8,100	10,201
	Wal-Mart Stores Inc.	2.550%	4/8/26	EUR	6,900	9,270
	Wal-Mart Stores Inc.	4.875%	9/21/29	EUR	5,750	9,400
	Wal-Mart Stores Inc.	4.875%	1/19/39	GBP	210	379
	Wal-Mart Stores Inc.	5.250%	9/28/35	GBP	700	1,296
	Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	8,000	15,052
	Walgreens Boots Alliance Inc.	2.125%	11/20/26	EUR	6,255	7,646
	Walgreens Boots Alliance Inc.	2.875%	11/20/20	GBP	2,643	3,662
	Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	7,325	10,552
	Walt Disney Co.	2.758%	10/7/24	CAD	2,225	1,748
	Wells Fargo & Co.	1.000%	2/2/27	EUR	6,000	6,861
	Wells Fargo & Co.	1.125%	10/29/21	EUR	5,000	6,028
	Wells Fargo & Co.	1.375%	10/26/26	EUR	6,000	7,122
	Wells Fargo & Co.	1.625%	6/2/25	EUR	5,000	6,119
	Wells Fargo & Co.	2.000%	7/28/25	GBP	30,000	39,474
	Wells Fargo & Co.	2.000%	4/27/26	EUR	12,000	14,999
	Wells Fargo & Co.	2.222%	3/15/21	CAD	2,700	2,087
	Wells Fargo & Co.	2.250%	9/3/20	EUR	9,000	11,158
	Wells Fargo & Co.	2.250%	5/2/23	EUR	2,000	2,550
	Wells Fargo & Co.	2.625%	8/16/22	EUR	20,000	25,788
	Wells Fargo & Co.	2.975%	5/19/26	CAD	10,100	7,701
	Wells Fargo & Co.	3.000%	7/27/21	AUD	11,200	8,572
	Wells Fargo & Co.	3.500%	9/12/29	GBP	3,330	4,892
	Wells Fargo & Co.	3.874%	5/21/25	CAD	350	280
	Wells Fargo Bank NA	5.250%	8/1/23	GBP	1,650	2,587
	Welltower Inc.	4.500%	12/1/34	GBP	2,800	4,222
	Welltower Inc.	4.800%	11/20/28	GBP	1,500	2,313
	Whirlpool Corp.	0.625%	3/12/20	EUR	2,300	2,722
	Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	10,700	12,784
	WPC Eurobond BV	2.250%	7/19/24	EUR	13,100	16,113
1	XLIT Ltd.	3.250%	6/29/47	EUR	10,400	12,176
	Xylem Inc.	2.250%	3/11/23	EUR	3,800	4,759
	Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	5,200	6,270
	Zimmer Biomet Holdings Inc.	2.425%	12/13/26	EUR	5,000	6,222
						2,648,779
U.S. Government and Agency Obligations (0.0%)
15	Tennessee Valley Authority	5.625%	6/7/32	GBP	1,400	2,560
Total United States (Cost $2,528,095)						2,651,339

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Temporary Cash Investments (1.4%)
Time Deposits (1.3%)
ANZ National Bank Ltd.	1.450%	11/1/17	NZD	5,539	3,791
Bank of Montreal	0.350%	11/1/17	CAD	90,816	70,395
BNP Paribas	0.400%	11/2/17	PLN	200,000	54,946
BNP Paribas	0.005%	11/1/17	HKD	9,149	1,173
BNP Paribas	0.010%	11/1/17	SGD	6,245	4,581
Brown Brothers Harriman & Co.	(1.450)%	11/1/17	CHF	8,762	8,783
Brown Brothers Harriman & Co.	(1.250)%	11/2/17	HUF	14,766,988	55,243
Brown Brothers Harriman & Co.	(0.650)%	11/1/17	DKK	32,918	5,153
Brown Brothers Harriman & Co.	0.400%	11/2/17	PLN	39,036	10,724
Citigroup Global Markets	(0.568)%	11/1/17	EUR	12,295	14,322
Citigroup Global Markets	0.050%	11/1/17	GBP	22,931	30,456
National Australia Bank Ltd.	0.991%	11/1/17	AUD	96,318	73,717
Nordea Bank AB	0.050%	11/1/17	NOK	47,190	5,777
Skandinaviska Enskilda Banken AB	(0.894)%	11/1/17	SEK	58,166	6,948
Sumitomo Mitsui Bank	(0.568)%	11/1/17	EUR	469,931	547,406
Sumitomo Mitsui Bank	(0.240)%	11/1/17	JPY	15,519,472	136,489
Sumitomo Mitsui Bank	0.050%	11/1/17	GBP	75,915	100,827
Wells Fargo Securities	0.350%	11/1/17	CAD	104,142	80,724
Wells Fargo Securities	7.500%	11/1/17	ZAR	38,239	2,705
					1,214,160

				Shares
Money Market Fund (0.1%)
16 Vanguard Market Liquidity Fund	1.246%			1,014,971	101,507
Total Temporary Cash Investments (Cost $1,315,673)					1,315,667
Total Investments (99.6%) (Cost $92,158,747)					94,162,796

					Amount
					($000)
Other Assets and Liabilities (0.4%)
Other Assets
Investment in Vanguard					5,635
Receivables for Investment Securities Sold					494,857
Receivables for Accrued Income					676,921
Receivables for Capital Shares Issued					1,234,277
Variation Margin Receivable—Futures Contracts					305
Unrealized Appreciation—Forwards Contracts					1,492,399
Other Assets					99,320
Total Other Assets					4,003,714
Liabilities
Payables for Investment Securities Purchased					(3,473,444)
Payables for Capital Shares Redeemed					(11,352)
Payables for Distributions					(2,621)
Payables to Vanguard					(18,709)
Variation Margin Payable—Futures Contracts					(121)
Unrealized Depreciation—Forwards Contracts					(101,425)
Other Liabilities					(15,031)
Total Liabilities					(3,622,703)
Net Assets (100%)					94,543,807

Total International Bond Index Fund

At October 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	91,343,833
Overdistributed Net Investment Income	(512,507)
Accumulated Net Realized Gains	315,668
Unrealized Appreciation (Depreciation)
Investment Securities	2,004,049
Futures Contracts	525
Forward Currency Contracts	1,390,974
Foreign Currencies	1,265
Net Assets	94,543,807

Investor Shares—Net Assets
Applicable to 2,336,403,645 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	25,603,222
Net Asset Value Per Share—Investor Shares	$10.96

ETF Shares—Net Assets
Applicable to 155,306,470 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,503,689
Net Asset Value Per Share—ETF Shares	$54.75

Admiral Shares—Net Assets
Applicable to 1,646,388,002 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	36,071,861
Net Asset Value Per Share—Admiral Shares	$21.91

Total International Bond Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 741,114,780 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	24,365,035
Net Asset Value Per Share—Institutional Shares	$32.88

• See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $9,232,641,000, representing 9.8% of net assets.
3 Guaranteed by the Republic of Austria.
4 Guaranteed by multiple countries.
5 Guaranteed by the Government of Canada.
6 Guaranteed by the Republic of Finland.
7 Guaranteed by the Republic of France.
8 Guaranteed by the Federal Republic of Germany.
9 Securities with a value of $1,507,000 have been segregated as initial margin for open futures contracts.
10 Guaranteed by the Government of Japan.
11 Guaranteed by the Kingdom of Spain.
12 Guaranteed by the Government of the United Kingdom.
13 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadiandollar.
CHF—Swissfranc.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—Britishpound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
ILS—Israeli shekel.
JPY—Japaneseyen.
KRW—SouthKoreanwon.
MXN—Mexican peso.
MYR—Malaysianringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PLN—Polish new zloty.
RUB—Russianruble.
SEK—Swedishkrona.
SGD—Singapore dollar.
THB—Thaibaht.
USD—U.S.dollar.
ZAR—South African rand.

Total International Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Euro-Schatz	December 2017	1,477	193,152	91
AUD 10-Year Treasury Bond	December 2017	550	54,240	471
				562
Short Futures Contracts
Euro-Bund	December 2017	(91)	(17,252)	(37)
				525

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 10-Year Treasury Bond futures contracts, is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs Bank AG	11/2/17	EUR	7,160,000	USD	8,343,831	(3,412)
BNP Paribas	11/2/17	EUR	6,000,000	USD	6,989,700	(522)
Citibank, N.A.	11/2/17	EUR	6,000,000	USD	6,989,700	(522)
Credit Suisse International	11/2/17	EUR	6,000,000	USD	6,989,700	(522)
JPMorgan Chase Bank, N.A.	11/2/17	GBP	4,500,000	USD	5,975,775	955
Bank of America, N.A.	11/2/17	EUR	5,000,000	USD	5,824,750	(434)
Toronto-Dominion Bank	11/2/17	EUR	5,000,000	USD	5,824,750	(434)
BNP Paribas	11/2/17	JPY	585,297,700	USD	5,151,904	(4,395)
Deutsche Bank AG	11/2/17	EUR	3,000,000	USD	3,494,850	(260)
JPMorgan Chase Bank, N.A.	11/2/17	EUR	2,570,000	USD	2,993,922	(224)
Barclays Capital	11/2/17	JPY	315,000,000	USD	2,772,154	(1,829)
BNP Paribas	11/2/17	KRW	2,555,989,500	USD	2,270,981	10,439
Toronto-Dominion Bank	11/2/17	CAD	2,808,000	USD	2,178,269	(1,694)
Toronto-Dominion Bank	11/2/17	JPY	247,428,475	USD	2,177,553	(1,497)
Citibank, N.A.	11/2/17	JPY	230,000,000	USD	2,024,114	(1,336)
Deutsche Bank AG	11/2/17	JPY	230,000,000	USD	2,024,113	(1,335)
Goldman Sachs Bank AG	11/2/17	GBP	1,169,530	USD	1,553,077	248
JPMorgan Chase Bank, N.A.	11/2/17	CHF	1,180,000	USD	1,183,788	(1,008)
Bank of America, N.A.	11/2/17	CAD	1,464,785	USD	1,136,294	(890)

Total International Bond Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	11/2/17	JPY	115,000,000	USD	1,012,057	(667)
Credit Suisse International	11/2/17	JPY	115,000,000	USD	1,012,057	(667)
Goldman Sachs Bank AG	11/2/17	JPY	115,000,000	USD	1,012,057	(667)
Morgan Stanley Capital Services LLC	11/2/17	JPY	115,000,000	USD	1,012,057	(667)
UBS AG	11/2/17	JPY	115,000,000	USD	1,012,057	(667)
BNP Paribas	11/2/17	AUD	1,194,121	USD	915,592	(1,671)
UBS AG	11/2/17	EUR	729,609	USD	849,958	(63)
Goldman Sachs Bank AG	11/2/17	SEK	6,732,748	USD	804,218	14
HSBC Bank USA, N.A.	11/2/17	CAD	1,000,000	USD	775,735	(601)
JPMorgan Chase Bank, N.A.	11/2/17	CAD	1,000,000	USD	775,735	(601)
Goldman Sachs Bank AG	11/2/17	DKK	3,998,700	USD	626,010	(64)
Citibank, N.A.	11/2/17	AUD	763,000	USD	585,030	(1,067)
BNP Paribas	11/3/17	MXN	11,111,531	USD	580,836	(1,574)
JPMorgan Chase Bank, N.A.	11/2/17	AUD	749,000	USD	574,296	(1,048)
Deutsche Bank AG	11/2/17	MYR	2,159,974	USD	510,210	—
Deutsche Bank AG	11/2/17	THB	16,347,609	USD	492,027	74
BNP Paribas	11/3/17	PLN	1,591,210	USD	437,284	(134)
Bank of America, N.A.	11/2/17	ZAR	5,545,939	USD	392,182	69
UBS AG	11/2/17	AUD	489,000	USD	374,941	(684)
BNP Paribas	11/2/17	SGD	490,800	USD	360,247	(185)
Barclays Capital	11/1/17	RUB	15,050,000	USD	258,992	(1,639)
BNP Paribas	11/2/17	ILS	883,500	USD	250,959	(53)
Goldman Sachs Bank AG	11/2/17	NOK	1,795,210	USD	219,412	373
Barclays Capital	11/2/17	AUD	286,000	USD	219,290	(400)
UBS AG	11/2/17	CZK	4,030,000	USD	182,956	(15)
Morgan Stanley Capital Services LLC	11/3/17	HUF	41,360,000	USD	154,696	51
Citibank, N.A.	11/2/17	NZD	170,000	USD	116,458	(127)
BNP Paribas	11/2/17	GBP	60,000	USD	80,557	(867)
Barclays Capital	11/2/17	NZD	100,000	USD	68,505	(75)
BNP Paribas	11/2/17	NZD	100,000	USD	68,505	(75)
BNP Paribas	11/2/17	GBP	43,000	USD	57,102	9
Toronto-Dominion Bank	11/2/17	KRW	41,410,000	USD	36,245	717
HSBC Bank USA, N.A.	11/2/17	HKD	171,500	USD	21,982	1
Goldman Sachs Bank AG	11/2/17	USD	11,930,990	EUR	10,076,609	193,122
Toronto-Dominion Bank	11/2/17	USD	9,523,319	EUR	8,043,000	154,326
Goldman Sachs Bank AG	12/4/17	USD	8,168,155	EUR	7,000,000	(1,536)

Total International Bond Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	12/4/17	USD	7,211,373	EUR	6,180,118	(1,434)
Toronto-Dominion Bank	12/4/17	USD	7,047,982	EUR	6,040,000	(1,294)
Credit Suisse International	12/4/17	USD	7,001,329	EUR	6,000,000	(1,263)
Citibank, N.A.	12/4/17	USD	7,001,302	EUR	6,000,000	(1,290)
JPMorgan Chase Bank, N.A.	12/4/17	USD	6,312,213	GBP	4,750,000	(3,035)
JPMorgan Chase Bank, N.A.	11/2/17	USD	6,311,263	GBP	4,700,000	68,901
Toronto-Dominion Bank	11/2/17	USD	6,170,153	JPY	693,600,000	70,157
BNP Paribas	11/2/17	USD	5,954,607	EUR	5,030,000	95,347
Bank of America, N.A.	11/2/17	USD	5,920,432	EUR	5,000,000	96,117
Bank of America, N.A.	12/4/17	USD	5,834,409	EUR	5,000,000	(1,085)
BNP Paribas	12/4/17	USD	5,067,038	JPY	575,000,000	2,143
Credit Suisse International	11/2/17	USD	5,065,449	EUR	4,280,000	79,836
Citibank, N.A.	11/2/17	USD	4,748,114	EUR	4,010,000	77,013
Deutsche Bank AG	11/2/17	USD	4,047,584	JPY	455,000,000	46,001
Deutsche Bank AG	12/4/17	USD	3,500,633	EUR	3,000,000	(663)
JPMorgan Chase Bank, N.A.	12/4/17	USD	3,021,664	EUR	2,589,882	(983)
Toronto-Dominion Bank	12/4/17	USD	2,795,016	JPY	317,176,175	1,166
Barclays Bank plc	12/4/17	USD	2,775,921	JPY	315,000,000	1,240
Toronto-Dominion Bank	12/4/17	USD	2,436,918	CAD	3,140,603	1,796
Deutsche Bank AG	11/2/17	USD	2,368,195	EUR	2,000,000	38,469
JPMorgan Chase Bank, N.A.	11/2/17	USD	2,367,910	EUR	2,000,000	38,184
BNP Paribas	11/2/17	USD	2,282,906	KRW	2,597,399,500	(35,476)
BNP Paribas	12/4/17	USD	2,271,123	KRW	2,555,989,500	(10,673)
BNP Paribas	11/2/17	USD	2,101,061	JPY	236,210,000	23,668
Citibank, N.A.	11/2/17	USD	2,046,022	JPY	230,000,000	23,244
Goldman Sachs Bank AG	11/2/17	USD	2,046,015	JPY	230,000,000	23,237
Citibank, N.A.	12/4/17	USD	2,026,810	JPY	230,000,000	852
Deutsche Bank AG	12/4/17	USD	2,026,789	JPY	230,000,000	831
Citibank, N.A.	11/2/17	USD	1,999,464	CAD	2,500,050	61,592
HSBC Bank USA, N.A.	11/2/17	USD	1,599,484	CAD	1,999,950	49,254
Goldman Sachs Bank AG	12/4/17	USD	1,554,433	GBP	1,169,530	(486)
Toronto-Dominion Bank	11/2/17	USD	1,377,571	CAD	1,722,785	42,183
Toronto-Dominion Bank	11/2/17	USD	1,346,357	GBP	1,002,530	14,835
JPMorgan Chase Bank, N.A.	12/4/17	USD	1,216,345	CHF	1,210,000	652
JPMorgan Chase Bank, N.A.	11/2/17	USD	1,210,401	CHF	1,169,000	38,648
Barclays Capital	11/2/17	USD	1,184,069	EUR	1,000,000	19,206
Credit Suisse International	11/2/17	USD	1,144,301	JPY	128,660,000	12,776

Total International Bond Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	12/4/17	USD	1,136,589	CAD	1,464,785	842
Bank of America, N.A.	11/2/17	USD	1,023,004	JPY	115,000,000	11,615
Credit Suisse International	12/4/17	USD	1,013,435	JPY	115,000,000	456
Morgan Stanley Capital Services LLC	12/4/17	USD	1,013,426	JPY	115,000,000	447
Goldman Sachs Bank AG	12/4/17	USD	1,013,421	JPY	115,000,000	442
Bank of America, N.A.	12/4/17	USD	1,013,403	JPY	115,000,000	424
UBS AG	12/4/17	USD	1,013,390	JPY	115,000,000	411
BNP Paribas	12/4/17	USD	915,264	AUD	1,194,121	1,665
Goldman Sachs Bank AG	12/4/17	USD	888,144	SEK	7,422,748	(290)
JPMorgan Chase Bank, N.A.	11/2/17	USD	875,380	AUD	1,116,000	21,248
UBS AG	12/4/17	USD	851,368	EUR	729,609	(158)
Goldman Sachs Bank AG	11/2/17	USD	817,618	SEK	6,662,748	21,748
BNP Paribas	11/2/17	USD	809,503	AUD	1,032,121	19,568
UBS AG	11/2/17	USD	782,374	JPY	87,956,175	8,827
HSBC Bank USA, N.A.	12/4/17	USD	775,948	CAD	1,000,000	580
JPMorgan Chase Bank, N.A.	12/4/17	USD	775,937	CAD	1,000,000	569
Goldman Sachs Bank AG	12/4/17	USD	627,130	DKK	3,998,700	(100)
Goldman Sachs Bank AG	11/2/17	USD	621,999	DKK	3,908,700	10,142
BNP Paribas	12/4/17	USD	610,353	MXN	11,741,531	1,672
BNP Paribas	11/3/17	USD	608,760	MXN	11,111,531	29,498
Citibank, N.A.	11/2/17	USD	589,821	AUD	752,000	14,277
Citibank, N.A.	12/4/17	USD	584,829	AUD	763,000	1,072
JPMorgan Chase Bank, N.A.	12/4/17	USD	581,744	AUD	759,000	1,048
Deutsche Bank AG	11/2/17	USD	510,065	MYR	2,159,974	(144)
Deutsche Bank AG	12/5/17	USD	509,452	MYR	2,159,974	9
Deutsche Bank AG	12/4/17	USD	491,909	THB	16,347,609	(233)
Deutsche Bank AG	11/2/17	USD	481,907	THB	16,122,215	(3,409)
BNP Paribas	12/4/17	USD	437,261	PLN	1,591,210	103
Toronto-Dominion Bank	11/3/17	USD	436,642	PLN	1,591,210	(507)
Goldman Sachs Bank AG	11/2/17	USD	394,736	ZAR	5,355,939	15,923
Bank of America, N.A.	12/4/17	USD	390,011	ZAR	5,545,939	181
UBS AG	12/4/17	USD	374,810	AUD	489,000	685
BNP Paribas	11/2/17	USD	361,547	SGD	490,800	1,485
BNP Paribas	12/4/17	USD	360,331	SGD	490,800	172
Barclays Capital	12/4/17	USD	265,200	AUD	346,000	483
Barclays Capital	12/1/17	USD	257,644	RUB	15,050,000	1,649

Total International Bond Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Credit Suisse International	11/1/17	USD	255,712	RUB	15,020,000	(1,128)
BNP Paribas	12/4/17	USD	251,201	ILS	883,500	13
BNP Paribas	11/2/17	USD	250,382	ILS	883,500	(523)
Barclays Capital	11/2/17	USD	224,338	AUD	286,000	5,448
UBS AG	11/2/17	USD	223,551	AUD	285,000	5,426
Goldman Sachs Bank AG	12/4/17	USD	219,570	NOK	1,795,210	(402)
Toronto-Dominion Bank	11/2/17	USD	219,384	NOK	1,745,210	5,720
BNP Paribas	12/4/17	USD	210,103	EUR	180,000	26
UBS AG	12/4/17	USD	183,222	CZK	4,030,000	(57)
Morgan Stanley Capital Services LLC	11/2/17	USD	168,073	CZK	3,690,000	567
BNP Paribas	11/2/17	USD	162,549	NZD	225,000	8,581
Morgan Stanley Capital Services LLC	12/4/17	USD	154,884	HUF	41,360,000	(70)
Morgan Stanley Capital Services LLC	11/3/17	USD	152,415	HUF	40,000,000	2,757
Citibank, N.A.	12/4/17	USD	116,379	NZD	170,000	123
Citibank, N.A.	11/2/17	USD	104,768	NZD	145,000	5,544
Barclays Capital	12/4/17	USD	68,464	NZD	100,000	78
BNP Paribas	12/4/17	USD	68,464	NZD	100,000	78
BNP Paribas	11/2/17	USD	65,908	GBP	50,000	(499)
BNP Paribas	12/4/17	USD	57,151	GBP	43,000	(19)
UBS AG	11/2/17	USD	23,657	EUR	20,000	360
HSBC Bank USA, N.A.	12/4/17	USD	21,992	HKD	171,500	(2)
BNP Paribas	11/2/17	USD	21,974	HKD	171,500	(9)
BNP Paribas	12/4/17	USD	21,251	CAD	27,397	8
Credit Suisse International	11/2/17	USD	20,225	JPY	2,300,000	(3)
Citibank, N.A.	11/2/17	USD	17,537	JPY	2,000,000	(52)
BNP Paribas	11/2/17	USD	16,002	CAD	20,000	500
Credit Suisse International	11/2/17	USD	15,436	CZK	340,000	2
UBS AG	11/2/17	USD	13,287	GBP	10,000	5
Credit Suisse International	11/2/17	USD	13,286	GBP	10,000	5
BNP Paribas	11/2/17	USD	11,302	CHF	11,000	276
Toronto-Dominion Bank	11/2/17	USD	9,486	DKK	60,000	94
Barclays Capital	11/2/17	USD	8,920	JPY	1,000,000	126
JPMorgan Chase Bank, N.A.	11/2/17	USD	8,785	JPY	1,000,000	(10)
Credit Suisse International	11/2/17	USD	8,660	SEK	70,000	299
Barclays Capital	11/2/17	USD	8,014	CAD	10,000	263

Total International Bond Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	11/2/17	USD	7,959	CAD	10,000	207
JPMorgan Chase Bank, N.A.	11/2/17	USD	7,926	CAD	10,000	174
Goldman Sachs Bank AG	11/2/17	USD	7,833	AUD	10,000	180
JPMorgan Chase Bank, N.A.	11/2/17	USD	7,163	ZAR	100,000	90
JPMorgan Chase Bank, N.A.	11/2/17	USD	6,787	THB	225,394	2
BNP Paribas	11/2/17	USD	6,569	ZAR	90,000	204
Citibank, N.A.	11/2/17	USD	6,289	NOK	50,000	168
Citibank, N.A.	11/3/17	USD	5,101	HUF	1,360,000	13
BNP Paribas	11/2/17	USD	4,767	DKK	30,000	71
Credit Suisse International	11/1/17	USD	517	RUB	30,000	4
						1,390,974

Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

At October 31, 2017, counterparties had deposited in segregated accounts securities and cash with a value of $1,403,725,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Operations

Year Ended
October 31, 2017
($000)
Investment Income
Income
Interest[1,2]	936,587
Total Income	936,587
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,663
Management and Administrative—Investor Shares	22,829
Management and Administrative—ETF Shares	5,191
Management and Administrative—Admiral Shares	23,687
Management and Administrative—Institutional Shares	11,109
Marketing and Distribution—Investor Shares	3,722
Marketing and Distribution—ETF Shares	465
Marketing and Distribution—Admiral Shares	2,660
Marketing and Distribution—Institutional Shares	512
Custodian Fees	8,111
Auditing Fees	143
Shareholders’ Reports and Proxy—Investor Shares	626
Shareholders’ Reports and Proxy—ETF Shares	1,119
Shareholders’ Reports and Proxy—Admiral Shares	1,296
Shareholders’ Reports and Proxy—Institutional Shares	23
Trustees’ Fees and Expenses	63
Total Expenses	84,219
Net Investment Income	852,368
Realized Net Gain (Loss)
Investment Securities Sold[1]	(491,905)
Futures Contracts	494
Foreign Currencies and Forward Currency Contracts	(1,175,804)
Realized Net Gain (Loss)	(1,667,215)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,507,989
Futures Contracts	(61)
Foreign Currencies and Forward Currency Contracts	(460,923)
Change in Unrealized Appreciation (Depreciation)	2,047,005
Net Increase (Decrease) in Net Assets Resulting from Operations	1,232,158

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $2,286,000, $54,000, and ($11,000), respectively.
2 Interest income is net of foreign withholding taxes of $7,668,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	852,368	694,358
Realized Net Gain (Loss)	(1,667,215)	(1,991,559)
Change in Unrealized Appreciation (Depreciation)	2,047,005	4,192,084
Net Increase (Decrease) in Net Assets Resulting from Operations	1,232,158	2,894,883
Distributions
Net Investment Income
Investor Shares	(385,377)	(296,357)
ETF Shares	(115,732)	(72,170)
Admiral Shares	(465,740)	(243,061)
Institutional Shares	(340,754)	(222,603)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(1,307,603)	(834,191)
Capital Share Transactions
Investor Shares	4,163,515	323,236
ETF Shares	2,820,521	1,541,385
Admiral Shares	15,480,488	7,390,515
Institutional Shares	7,596,500	3,213,901
Net Increase (Decrease) from Capital Share Transactions	30,061,024	12,469,037
Total Increase (Decrease)	29,985,579	14,529,729
Net Assets
Beginning of Period	64,558,228	50,028,499
End of Period[1]	94,543,807	64,558,228

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($512,507,000) and ($181,086,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Investor Shares
					May 31,
					2013[1] to
For a Share Outstanding	Year Ended October 31,				Oct. 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.02	$10.61	$10.45	$9.99	$10.00
Investment Operations
Net Investment Income	.114 [2]	.135	.141	.152	.060
Net Realized and Unrealized Gain (Loss)
on Investments	.011	.432	.176	.455	(.011)
Total from Investment Operations	.125	.567	.317	.607	.049
Distributions
Dividends from Net Investment Income	(.185)	(.157)	(.157)	(.147)	(. 059)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.185)	(.157)	(.157)	(.147)	(. 059)
Net Asset Value, End of Period	$10.96	$11.02	$10.61	$10.45	$9.99
Total Return[3]	1.16%	5.38%	3.04%	6.12%	0.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,603	$21,521	$20,434	$14,573	$12,454
Ratio of Total Expenses to Average Net Assets	0.13%	0.15%	0.17%	0.23%	0.23%[4]
Ratio of Net Investment Income to
Average Net Assets	1.05%	1.18%	1.32%	1.52%	1.44%[4]
Portfolio Turnover Rate [5]	19%	20%	13%	16%	31%[6]

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

ETF Shares
					May 31,
					2013[1] to
For a Share Outstanding	Year Ended October 31,				Oct. 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$55.09	$53.04	$52.23	$49.95	$49.94
Investment Operations
Net Investment Income	. 578 [2]	.697	.714	.783	.306
Net Realized and Unrealized Gain (Loss)
on Investments	.038	2.175	.882	2.249	(.054)
Total from Investment Operations	.616	2.872	1.596	3.032	.252
Distributions
Dividends from Net Investment Income	(. 956)	(. 822)	(.786)	(.752)	(. 242)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 956)	(. 822)	(.786)	(.752)	(. 242)
Net Asset Value, End of Period	$54.75	$55.09	$53.04	$52.23	$49.95
Total Return	1.15%	5.46%	3.07%	6.13%	0.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,504	$5,692	$3,968	$2,300	$665
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.15%	0.19%	0.20%[3]
Ratio of Net Investment Income to
Average Net Assets	1.07%	1.21%	1.34%	1.56%	1.48%[3]
Portfolio Turnover Rate [4]	19%	20%	13%	16%	31%[5]

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Admiral Shares
					May 31,
					2013[1] to
For a Share Outstanding	Year Ended October 31,				Oct. 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$22.04	$21.21	$20.89	$19.98	$20.00
Investment Operations
Net Investment Income	. 231[2]	.277	.289	.312	.125
Net Realized and Unrealized Gain (Loss)
on Investments	.017	.874	.349	.903	(.023)
Total from Investment Operations	.248	1.151	.638	1.215	.102
Distributions
Dividends from Net Investment Income	(. 378)	(. 321)	(. 318)	(. 305)	(.122)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 378)	(. 321)	(. 318)	(. 305)	(.122)
Net Asset Value, End of Period	$21.91	$22.04	$21.21	$20.89	$19.98
Total Return[3]	1.16%	5.46%	3.06%	6.13%	0.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,072	$20,572	$12,595	$4,725	$1,636
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.14%	0.19%	0.20%[4]
Ratio of Net Investment Income to
Average Net Assets	1.07%	1.21%	1.35%	1.56%	1.49%[4]
Portfolio Turnover Rate [5]	19%	20%	13%	16%	31%[6]

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Institutional Shares
					May 31,
					2013[1] to
For a Share Outstanding	Year Ended October 31,				Oct. 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$33.07	$31.83	$31.34	$29.97	$30.00
Investment Operations
Net Investment Income	. 360 [2]	.431	.449	.490	.193
Net Realized and Unrealized Gain (Loss)
on Investments	.033	1.306	.536	1.358	(.034)
Total from Investment Operations	.393	1.737	.985	1.848	.159
Distributions
Dividends from Net Investment Income	(. 583)	(. 497)	(. 495)	(. 478)	(.189)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 583)	(. 497)	(. 495)	(. 478)	(.189)
Net Asset Value, End of Period	$32.88	$33.07	$31.83	$31.34	$29.97
Total Return	1.22%	5.49%	3.15%	6.22%	0.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,365	$16,773	$13,032	$6,747	$3,361
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.09%	0.12%	0.12%[3]
Ratio of Net Investment Income to
Average Net Assets	1.11%	1.26%	1.40%	1.63%	1.55%[3]
Portfolio Turnover Rate [4]	19%	20%	13%	16%	31%[5]

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Notes to Financial Statements

Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Select Shares through October 31, 2017.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between

Total International Bond Index Fund

changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2017, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the year ended October 31, 2017, the fund’s average investment in forward currency contracts represented 100% of net assets, based on the average net amount of notional exposure at each quarter-end during the period.

Total International Bond Index Fund

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to agreements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.

	Assets	Liabilities		Amounts Not Offset in the		Net
Reflected in		Reflected in	Net Amount	Statement of Net Assets		Exposure[3]
Statement of		Statement of	Receivable	Collateral	Collateral	(Not Less
Net Assets[1]		Net Assets[1]	(Payable)	Pledged [2]	Received [2]	Than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Forwards subject to offsetting
arrangements, by counterparty
Bank of America N.A.	109,248	(3,076)	106,172	—	116,191	—
Barclays Capital	28,493	(3,943)	24,550	—	25,055	—
BNP Paribas	195,526	(58,109)	137,417	—	155,044	—
Citibank, N.A.	183,898	(4,394)	179,504	—	157,200	22,304
Credit Suisse International	93,378	(3,583)	89,795	—	95,970	—
Deutsche Bank AG	85,384	(6,044)	79,340	—	66,250	13,090
Goldman Sachs Bank AG	265,429	(6,957)	258,472	—	257,803	669
HSBC Bank USA N.A.	49,835	(603)	49,232	—	42,442	6,790
JPMorgan Chase Bank
N.A.	170,471	(6,909)	163,562	—	209,886	—
Morgan Stanley Capital
Services LLC	3,822	(737)	3,085	—	—	3,085
Toronto Dominion
Securities	290,994	(5,426)	285,568	—	267,740	17,828
UBS AG	15,921	(1,644)	14,277	—	10,144	4,133
Exchange Traded Futures
Contracts	305	(121)	184	1,507	—	—
Total	1,492,704	(101,546)	1,391,158	1,507	1,403,725	67,899

1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the
Statement of Net Assets.
2 Securities or other assets pledged as collateral are noted in the Statement of Net Assets. Securities received as collateral are held in a segregated account and not included in the fund’s security holdings in the Statement of Net Assets.
3 Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties may not exchange collateral if amount is below a specified minimum transfer amount.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes,

Total International Bond Index Fund

and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2017, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2017, the fund had contributed to Vanguard capital in the amount of $5,635,000, representing 0.01% of the fund’s net assets and 2.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Total International Bond Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,560	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,881,739	—
Corporate Bonds	—	11,923,707	—
Sovereign Bonds	—	76,039,123	—
Temporary Cash Investments	101,507	1,214,160	—
Futures Contracts—Assets[1]	305	—	—
Futures Contracts—Liabilities[1]	(121)	—	—
Forward Currency Contracts—Assets	—	1,492,399	—
Forward Currency Contracts—Liabilities	—	(101,425)	—
Total	101,691	95,452,263	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2017, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	305	—	305
Unrealized Appreciation—Forwards Contracts	—	1,492,399	1,492,399
Variation Margin Payable—Futures Contracts	(121)	—	(121)
Unrealized Depreciation—Forwards Contracts	—	(101,425)	(101,425)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2017, were:

Interest Rate		Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	494	—	494
Forward Currency Contracts	—	(1,217,737)	(1,217,737)
Realized Net Gain (Loss) on Derivatives	494	(1,217,737)	(1,217,243)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(61)	—	(61)
Forward Currency Contracts	—	(471,499)	(471,499)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(61)	(471,499)	(471,560)

Total International Bond Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, the fund treats its forward currency contracts as hedging the currency it receives or will receive from the bonds in which it invests. This treatment should generally have the effect of offsetting net ordinary gains and losses on the forward currency contracts with the net ordinary losses and gains, respectively, on the currency components of the bonds; however, for various reasons, including because it is generally not possible to perfectly hedge the fund’s foreign currency exposure, the fund may have excess currency gain or loss that is recognized in a year and treated as ordinary income or loss under these special rules. Through October 31, 2017, the fund had $1,230,112,000 of excess net ordinary income that will be distributed to shareholders in December 2017.

For tax purposes, at October 31, 2017, the fund had $1,151,607,000 of ordinary income available for distribution. The fund had available capital losses totaling $101,181,000 that may be carried forward indefinitely to offset future net capital gains.

At October 31, 2017, the cost of investment securities for tax purposes was $92,158,747,000. Net unrealized appreciation of investment securities for tax purposes was $2,004,049,000, consisting of unrealized gains of $3,500,065,000 on securities that had risen in value since their purchase and $1,496,016,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2017, the fund purchased $39,823,916,000 of investment securities and sold $14,492,320,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $0 and $15,574,000, respectively.

Total International Bond Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,269,591	393,356	2,108,276	193,336
Issued in Lieu of Cash Distributions	385,037	35,511	296,154	27,276
Redeemed	(491,113)	(45,151)	(2,081,194)	(194,303)
Net Increase (Decrease)—Investor Shares	4,163,515	383,716	323,236	26,309
ETF Shares
Issued	2,825,994	52,080	1,579,940	29,214
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,473)	(100)	(38,555)	(700)
Net Increase (Decrease)—ETF Shares	2,820,521	51,980	1,541,385	28,514
Admiral Shares
Issued	17,394,004	801,059	8,538,026	392,361
Issued in Lieu of Cash Distributions	439,207	20,249	233,146	10,711
Redeemed	(2,352,723)	(108,350)	(1,380,657)	(63,407)
Net Increase (Decrease)—Admiral Shares	15,480,488	712,958	7,390,515	339,665
Institutional Shares
Issued	9,474,335	291,743	4,076,304	124,528
Issued in Lieu of Cash Distributions	339,162	10,421	221,541	6,789
Redeemed	(2,216,997)	(68,185)	(1,083,944)	(33,609)
Net Increase (Decrease)—Institutional Shares	7,596,500	233,979	3,213,901	97,708

At October 31, 2017, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had combined ownership of 44% of the fund’s net assets.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2017, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Charlotte Funds and the Shareholders of Vanguard Total International Bond Index Fund In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total International Bond Index Fund (constituting Vanguard Charlotte Funds, hereafter referred to as the “Fund”) as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2017

Special 2017 tax information (unaudited) for Vanguard Total International Bond Index Fund

This information for the fiscal year ended October 31, 2017, is included pursuant to provisions of the
Internal Revenue Code.

The fund designates to shareholders foreign source income of $898,140,000 and foreign taxes paid of $6,851,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2018 to determine the calendar-year amounts to be included on their 2017 tax returns.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Bond Index Fund	4/30/2017	10/31/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,014.40	$0.56
ETF Shares	1,000.00	1,014.20	0.51
Admiral Shares	1,000.00	1,014.13	0.51
Institutional Shares	1,000.00	1,014.53	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.65	$0.56
ETF Shares	1,000.00	1,024.70	0.51
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.11% for Investor Shares, 0.10% for ETF Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays
Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Total International Bond Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Total International Bond Index Fund. The Index is licensed for use by The Vanguard
Group, Inc. (Vanguard) as the sponsor of the Total International Bond Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Total International Bond Index Fund or the owners of the Total
International Bond Index Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Total International Bond Index Fund. Investors acquire the Total International Bond Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Total International Bond Index Fund. The Total International Bond Index
Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Total International Bond Index
Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Total International
Bond Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total International Bond Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Total
International Bond Index Fund or any other third party into consideration in determining, composing or calculating the
Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Total International Bond Index Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Total International Bond Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Total International Bond Index Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD
PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY
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BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
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A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED
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CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG
NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED
PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL
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DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBLITY OF SUCH, RESULTING FROM THE USE
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INTERNATIONAL BOND INDEX FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays
Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2017 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2017, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 200 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
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Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q12310 122017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2017: $143,000
Fiscal Year Ended October 31, 2016: $48,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2017: $8,424,459
Fiscal Year Ended October 31, 2016: $9,629,849

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2017: $3,194,093
Fiscal Year Ended October 31, 2016: $2,717,627

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2017: $274,313
Fiscal Year Ended October 31, 2016: $254,050

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended October 31, 2017: $0
Fiscal Year Ended October 31, 2016: $214,225

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2017: $274,313
Fiscal Year Ended October 31, 2016: $468,275

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 21, 2017
VANGUARD CHARLOTTE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 21, 2017

* By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.